As filed with the Securities and Exchange Commission on April 29, 2014

Registration No. 333-187913

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 166

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA AXIOMSM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2014

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica AxiomSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2014. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AMERICAN FUNDS INSURANCE SERIES® TRUST

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

GE INVESTMENTS FUNDS, INC.

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix - Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

TABLE OF CONTENTS continued

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment options under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus
—	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

—	interest credited in the fixed account; plus
—	accumulated gains in the separate account; minus
—	accumulated losses in the separate account; minus
—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix - Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 5% of premium payments surrendered within five years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

—	1.00% if you do not choose an optional guaranteed minimum death benefit
—	1.15% if you choose the Return of Premium Death Benefit
—	1.35% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

—	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
—	0.30% if you choose the American Funds - Bond Fund - Class 2

—	0.30% if you choose the American Funds - Growth Fund - Class 2
—	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
—	0.30% if you choose the American Funds - International Fund - Class 2
—	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
—	0.20% if you choose the GE Investments Total Return Fund - Class 3
—	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
—	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

If you elect the Access Rider, then there is a fee equal to an effective annual rate of 0.20% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income ChoiceSM 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

—	Annual Step-Up Death Benefit
—	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1⁄2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

—	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
—	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
—	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
—	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
—	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
—	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
—	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
—	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
—	You may elect to purchase an optional rider which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase your policy. This feature is called the “Access Rider”. There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
—	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.6 Rider.” If you elect the Retirement Income ChoiceSM 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2013) are in “Appendix –Condensed Financial Information” to this prospectus and the SAI.

INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy.

Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	5%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.85%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.00%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.80%
Annual Step-Up Death Benefit	0.35%
Return of Premium Death Benefit	0.15%
Fund Facilitation Fee	0.30%
Access Rider	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.85%
Optional Rider Fees: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%

Additional Death Distribution+ (annual charge based on policy value)	0.55%
Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%
Retirement Income MaxSM Rider (annual charge - a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%
Retirement Income MaxSM Rider (annual charge - a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%
Retirement Income ChoiceSM 1.6 Rider (annual charge - a % of withdrawal base):
(for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A (Maximum)	2.20%
Base Benefit Designated Allocation Group A (Current)	1.45%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.6 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.05%
Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.30%
Retirement Income ChoiceSM 1.6 Rider (annual charge - a % of withdrawal base):
(for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.6 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%

Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%
Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base)
Base Benefit (Single Life)	1.15%
Base Benefit (Joint Life)	1.35%
Additional Benefits available with Income SelectSM for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income EnhancementSM Benefit (Single Life)	0.10%
Income EnhancementSM (Joint Life)	0.20%
Total Income SelectSM for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.75%
Total Income SelectSM for Life Rider (Joint Life) Fees with Highest Combination of Benefits	2.25%
Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	2.10%
Base Benefit (Current)	1.35%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Single Life Option
(annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with
Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Single Life) with Highest Combination of Benefits	2.80%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Single Life) with Highest Combination of Benefits	2.05%
Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Joint Life Option
(annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with
Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Joint Life) with Highest Combination of Benefits	2.15%
Retirement Income ChoiceSM 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.40%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	2.30%
Base Benefit Open Allocation Option (Current)	1.55%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%
Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2013 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	1.32%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2013, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional

Death Distribution+ Rider, and Retirement Income ChoiceSM 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (as of May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Access Rider):

1 Year	$1034
3 Years	$2051
5 Years	$3106
10 Years	$6286

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Access Rider):

1 Year	$584
3 Years	$1781
5 Years	$3016
10 Years	$6286

If the policy is surrendered at the end of the applicable time period (with Access Rider):

1 Year	$604
3 Years	$1836
5 Years	$3104
10 Years	$6435

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Access Rider):

1 Year	$604
3 Years	$1836
5 Years	$3104
10 Years	$6435

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION -Distributor of the Policies.

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), and the TA BlackRock Global Allocation - Service Class (0.10%).

We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.

Access Rider: The fee is a percentage of the daily net asset value in the separate account.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the Total since it is no longer available. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Maximum Total Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Retirement Income ChoiceSM 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.

Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment

Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider, Retirement Income ChoiceSM 1.4 Rider and Retirement Income ChoiceSM 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider, Retirement Income ChoiceSM 1.4 Rider and Retirement Income ChoiceSM 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider, Retirement Income ChoiceSM 1.4 Rider or Retirement Income ChoiceSM 1.2 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 and Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY POLICY

This prospectus describes the Transamerica AxiomSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.

The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

—	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;

—	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
—	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to the Company, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to the Company. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT CHOICES

The Transamerica AxiomSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Addition, Deletion, or Substitution of Investment Options

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investment options. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, we may, at our discretion, close a subaccount to new investments. Any subsequent premium payments, (including dollar cost averaging transactions) or transfers (including asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment choices, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment choice. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment choices you have purchased annuity units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other investment choices you have value allocated to and which are open to new investment.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

—	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
—	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
—	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone, or other electronic means acceptable to the Company, are subject to the limitations described below under “Telephone and Electronic Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

—	impose redemption fees on transfers; or
—	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
—	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Investment Restrictions

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Certain underlying fund portfolios may employ investment strategies that are intended to reduce the risk of loss and/or mange volatility. These investment strategies also may dampen the performance of the funds, which in turn will affect your policy value and the value of the benefit under your optional rider. Investment options not available with your optional rider may offer the potential for higher investment returns.

Certain underlying fund portfolios may be selected as permitted investments under each optional rider, in part, to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under that optional rider. In addition, these underlying fund portfolios may enable us to more efficiently manage the financial risks we bear under the guarantees provided by the optional riders.

For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios’ current prospectuses.

EXPENSES

Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	5%
1 - 2	4%
2 - 3	3%
3 - 4	2%
4 - 5	1%
more than 5	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $800 on the remaining $20,000 [4% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $3,600 [4% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase the policy. There is an extra charge for this rider. See “Access Rider”.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 - 1	4%
1 - 2	3%
2 - 3	2%
3 - 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

—	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
—	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and
—	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix -Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

During the accumulation phase:

—	The mortality and expense risk fee is at an annual rate of 0.85% if no guaranteed minimum death benefit is elected.
—	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.00%.
—	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.20%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

—	you begin receiving annuity payments;
—	you surrender the policy; or
—	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services you request.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge

During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

—	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
—	0.30% if you choose the American Funds - Bond Fund - Class 2
—	0.30% if you choose the American Funds - Growth Fund - Class 2
—	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

—	0.30% if you choose the American Funds - International Fund - Class 2
—	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
—	0.20% if you choose the GE Investments Total Return Fund - Class 3
—	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
—	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

Access Rider

If you elect the Access Rider, there is a daily rider fee at an annual rate of 0.20% of the daily net asset value in the separate account.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Retirement Income ChoiceSM 1.6 Rider Fees

If you elect the Retirement Income ChoiceSM 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 110% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges

We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

— Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

— Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES ® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.39%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.

TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2013 we received $147,513,445.97 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

—	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.
—	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
—	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2013, TCI or its affiliates received total revenue sharing payments in the amount of $5,212,365.52 from the following Fund managers and/or subadvisers to participate in TCI’s events: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Janus Capital • Jennison Associates • JP Morgan Asset Management • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • MFS • Morgan Stanley Investment Management • Morningstar Advisors • Natixis Global Asset Management • Neuberger Berman • Oppenheimer Funds • Pacific Investment Management Company • Ranger Investments • Schroder • Suntrust Investments • Systematic Financial Management • TS&W • Vanguard • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

—	by making a surrender (either a full or partial surrender); or
—	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:

—	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
—	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
—	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION -Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial) if the guaranteed interest rate set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”).

However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;

G = Is the guaranteed interest rate for the guaranteed period applicable to “S”;

C = Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 0.25%; and

M = Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.

* = multiplication

Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.

There will be no excess interest adjustment on any of the following:

—	surrenders of cumulative interest credited;
—	Nursing Care and Terminal Condition Withdrawal Option surrenders;
—	Unemployment Waiver surrenders;
—	transfers from a Dollar Cost Averaging fixed source;
—	surrenders to satisfy any minimum distribution requirements; and
—	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

—	Any surrenders over $250,000;
—	Certain surrenders on or within 15 days of an address change;
—	Any surrender request made on or within 15 days of an ownership change;
—	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
—	Any surrender when the Company does not have an originating or guaranteed signature on file;
—	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity commencement date is at least 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).

After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only.

Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.

If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

—	No Period Certain (fixed or variable) - Payments will be made only during the annuitant’s lifetime. The last annuity payment will be the payment immediately before the annuitant’s death.
—	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant’s lifetime or ten years.
—	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

—	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose:

—	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
—	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
—	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY

IF:

—	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
—	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

—	we may make only one (two, three, etc.) annuity payments.

IF:

—	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
—	the person receiving annuity payments dies prior to the end of the guaranteed period;

THEN:

—	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

—	you choose Life with Emergency CashSM; and
—	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

—	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving annuity payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

—	you are both the annuitant and sole owner of the policy; and
—	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

—	you are not the annuitant; and
—	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT- Spousal Continuation. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

—	you are not the annuitant; and
—	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

—	you are not the annuitant; and
—	you die on or after the annuity commencement date; and
—	the entire interest in the policy has not been paid;

THEN:

—	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

—	you are the owner and annuitant; and
—	you die after the annuity commencement date; and
—	the annuity payment option you selected did not have or no longer has a guaranteed period;

THEN:

—	no additional payments will be made (there is no death benefit).

NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

—	annuity payments are being made under the Life with Emergency CashSM; and
—	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

—	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

—	any surviving owner;
—	primary beneficiary;
—	contingent beneficiary; or
—	owner’s estate.

Spousal Continuation

If the sole primary beneficiary is the spouse, upon the owner’s or the annuitant’s death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant’s death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant’s death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving the same sex spouses.

For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant’s social security number at the time of claim, she or he shall be treated as the owner/annuitant’s spouse. In those circumstances, the owner/annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A if the annuitant’s spouse is the sole primary beneficiary of the annuitant’s interest in such account, the annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

—	the policy value on the date we receive the required information in good order at our Administrative Office;
—	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
—	minimum required cash value; and
—	the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

—	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
—	any premium payments since the date of any policy anniversary with the largest policy value; minus
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.35% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

—	total premium payments; less
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

Double Enhanced Death Benefit - No Longer Available

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
—	the total premium payments; less
—	any adjusted partial surrenders;
—	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
—	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
—	any premium payments since the date of any monthly anniversary with the largest policy value; minus
—	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.80% annually.

Designated Investment Choices. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Please note:

—	All policy value must be allocated to one or more designated investment choices.
—	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policy’s provisions, the plan’s provisions will control.

If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

The value of living and death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Policy

Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

—	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
—	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.

Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Non-Qualified Stretch Annuity

In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Guaranteed Lifetime Withdrawal Benefits

For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Partial Annuitization

Under a tax provision enacted in 2010, if part of a non-qualified annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Same Sex Relationships

Section 3 of the Federal Defense of Marriage Act was recently ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law - e.g., domestic and civil union partners – may have adverse tax consequences.

Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.

Taxation of Surrenders and Partial Withdrawals - Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1⁄2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40% respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1⁄2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees.

Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59 1⁄2, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989.

Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1⁄2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1⁄2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.

Qualified Plan Distributions

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1⁄2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

This amount may be taken free of surrender charges. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge.

Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.

Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.

Access Rider

You may elect to purchase the optional “Access Rider” which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase your policy.

Please note that the Access Rider does not eliminate any excess interest adjustment, nor does it modify other provisions including the systematic payout option. The Access Rider also does not eliminate the surrender charge under the Life with Emergency Cash® annuity payment options.

Rider Fee. A rider fee equal to an effective annual rate of 0.20% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Termination. The rider is irrevocable.

Please note: The rider fee is deducted in all years during the accumulation phase, even if you have not made any premium payments in the immediately preceding five years.

The Access Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

—	the Additional Death Distribution factor (see below); multiplied by

—	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing,

—	the policy is annuitized or surrendered, or

—	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

—	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.

—	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.

The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing in good order,

—	the policy is annuitized or surrendered, or

—	the additional death benefit is paid or added to the policy value under a spousal continuation.

If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

—	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

—	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.

Unemployment Waiver

No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

—	employed full time for at least two years prior to becoming unemployed;

—	employed full time on the policy date;

—	unemployed for at least 60 days in a row at the time of surrender;

—	must have a minimum cash value at the time of surrender of $5,000; and

—	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

Telephone and Electronic Transactions

Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.

We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.

Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your financial representative’s can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take you transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners’ privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

—	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.

—	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($ 3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging Program.

IF:

—	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;

THEN:

—	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
—	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
—	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the PAM investment choices or OA subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method. There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

—	Income SelectSM for Life Rider
—	Retirement Income ChoiceSM Rider
—	Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider
—	Retirement Income ChoiceSM 1.4 Rider
—	Retirement Income ChoiceSM 1.2 Rider
—	Income LinkSM Rider

See Rider Grid for additional information on each of these riders.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

—	Certain protections under the rider are available only if you hold the rider for ten years.
—	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
—	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

—	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
—	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

—	the guaranteed future value on the rider date; plus
—	a percentage of subsequent premium payments (as described below); less
—	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

—	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
—	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

—	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
—	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

—	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
—	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
—	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed minimum withdrawal benefit also:

—	reduce your policy value;
—	reduce the guaranteed future value;
—	reduce your death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).

Maximum Annual Withdrawal Amount. Under this benefit:

—	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

—	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59 1⁄2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

—	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.
—	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.
—	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
—	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1⁄2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:

—	the total withdrawal base on the rider date; plus
—	subsequent premium payments; less

—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:

—	the minimum remaining withdrawal amount on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options

Factor	Direction of Transfer
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

—	additional premium payments; and
—	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

—	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
—	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income MaxSM - Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

—	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
—	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified investment options. (See “Appendix - Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.30%	4.00%	4.30%	3.80%
65-79	5.30%	5.00%	5.30%	4.80%
≥ 80	6.30%	6.00%	6.30%	5.80%

For riders issued prior to December 12, 2011.

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option	Withdrawal Percentage - Joint Life Option
0-58	0.0%	0.0%
59-64	4.50%	4.10%
65-74	5.50%	5.10%
≥ 75	6.50%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	the current withdrawal base;
—	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
—	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is as follows:

Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5%	5.0%

The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income MaxSM Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
—	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

—	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
—	The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant’s spouse).

—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	This option may not be permitted in the case of certain non-natural owners.
—	The rider’s issue ages may vary if you elect this option.

Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant’s spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).

Retirement Income MaxSM Rider Fees

For riders issued on or after December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)  is the withdrawal base;

(B)  is the rider fee percentage; and

(C)  is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.0125*(91/365)

= 1,250*(91/365)

= $311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.0125*(20/365)

= 125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 6.85 + 311.64

= $318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued prior to December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.01(91/365)

= 1,000*(91/365)

= $249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.01(20/365)

= 100*(20/365)

= $5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 5.48 + 249.32

= $254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

—	the annuitant is not yet age 86 (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse); annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval; the date an excess withdrawal reduces your policy value to zero; or termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income ChoiceSM 1.6 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Retirement Income ChoiceSM 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income ChoiceSM 1.6 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment choices. You should consult with your registered representative to assist you in determining whether these investment choices are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
—	Any withdrawal will reduce your rider death benefit (if applicable).
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income ChoiceSM 1.6 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See “Appendix - Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.00%	3.75%	4.00%	3.50%
65-79	5.00%	4.75%	5.00%	4.50%
≥ 80	6.00%	5.75%	6.00%	5.50%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	Current withdrawal base;
—	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
—	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:

Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5%	5.0%

The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not increase more than 75 basis points (0.75%) from the rider fee percentage on the rider date.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the corresponding designated allocation groups approved for the Retirement Income ChoiceSM 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
—	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date the Company receives all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.

Please note:

—	Resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.

—	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
—	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.

Retirement Income ChoiceSM 1.6 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

—	Death Benefit;
—	Joint Life; and
—	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income ChoiceSM 1.6 Rider Fees.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.

Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:

—	the rider death benefit on the rider date; plus
—	subsequent premium payments; less
—	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

—	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

—	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
—	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
—	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
—	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).

Please note:

—	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
—	The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant’s spouse).
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
—	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
—	This option may not be permitted in the case of certain non-natural owners.

Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant’s spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).

3. Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

—	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
—	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
—	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
—	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
—	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

—	It is operated pursuant to the laws of the jurisdiction in which it is located;
—	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
—	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
—	It is supervised by a staff of one or more licensed physicians; and
—	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

—	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;
—	It provides care performed or supervised by a registered graduate nurse;
—	It provides room and board accommodations;
—	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
—	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
—	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

—	Assisted living facilities or residential care facilities;
—	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
—	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
—	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
—	A rehabilitation hospital or basic care facilities;
—	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

—	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.6 Fees

Retirement Income ChoiceSM 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;
(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C

- $20,000:

Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000.

= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)

= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)

= 100,000 * 1,245/100,000 * (91/365)

= 1,245 * (91/365)

= $310.40

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Please note regarding the base rider fee:

—	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
—	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:

= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)

= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)

= 10,000 * 124.50/100,000 * (91/365)

= 124.50 * (91/365)

= $6.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):

= 6.82 + 310.40

= $317.22

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:

Withdrawal Base = $104,590.16    Policy Value = $90,000

= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)

= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)

= 104,590.16 * -30.50/90,000 * (25/365)

= -35.44 * (25/365)

= $-2.43

Total fee assessed at end of the second rider quarter (assuming no further rider fee adjustments):

= 310.40 - 2.43 = + $307.97

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.6 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.6 rider if:

—	the annuitant is 86 or older (lower if required by state law);
—	the annuitant is not an owner (except in the case of non-natural owners);
—	there are more than two owners; and
—	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).

The use of the joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income ChoiceSM 1.6 rider and any additional options will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider death benefit if elected, on the maximum annuity commencement date, the annuitant’s beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Termination for Low Value

If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal tax law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy

We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.

Certain Offers

We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

The Funds

At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.

Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 5% of premium payment (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past sales of the policies and other criteria. For instance, in 2013, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 0.50% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2013, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC • BancWest Investment Services, Inc. • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial, Inc. • Cetera Advisor Networks • Cetera Advisors LLC • Cetera Financial Specialists • Cetera Investment Services • CFD Investments, Inc. • Citigroup • Commonwealth Financial Network • Equity Services Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • James T. Borello & Company • Janney Montgomery Scott, LLC • Linsco Private Ledger - LPL • M&T Securities Inc. • Merrill Lynch Life Agency • Money Concepts Capital, Corp • Morgan Stanley Smith Barney • National Planning • NFP Securities • Park Avenue Securities, LLC • Raymond James and Associates • Raymond James Financial Services • Royal Alliance Associates,

Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • Triad Advisors, Inc. • UBS Financial Services, Inc. • US Bancorp Investments Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors, L.L.C. • Wells Fargo Wealth Brokerage Insurance Agency, L.L.C. • Woodbury Financial

During 2013, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2013
Linsco Private Ledger - LPL	$2,822,302.97
Morgan Stanley Smith Barney	$2,526,968.59
Wells Fargo Wealth Brokerage	$1,879,963.24
Wells Fargo Advisors, L.L.C.	$1,744,265.47
UBS Financial Services	$1,040,517.53
Transamerica Financial Advisors	$948,816.59
Merrill Lynch Life Agency	$830,405.66
Hantz Financial Services Inc	$675,217.79
CCO Investment Services Corp.	$558,323.84
National Planning	$536,125.52

No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Performance

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

APPENDIX

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income ChoiceSM 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Growth and Income Portfolio - Class B	AllianceBernstein Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES ® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio - Service Class 2	Fidelity VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP - Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Tactical Allocation - Service Class(3)	Transamerica BlackRock Tactical Allocation VP - Service Class(3)	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP - Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with the preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP - Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP - Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP - Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP - Service Class	J.P. Morgan Investment Management, Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Real Return TIPS - Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP - Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP - Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class(4)	Transamerica Torray Concentrated Growth VP - Service Class(4)	Torray LLC(4)

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Seeks long-term capital appreciation.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP - Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA Vanguard ETF - Aggressive Growth - Service Class	Transamerica Vanguard ETF Portfolio - Aggressive Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA WMC Diversified Growth - Service Class	Transamerica WMC Diversified Growth VP - Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(4)	Effective on or about May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray concentrated Growth VP and is subadvised by Torray LLC.

Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:

The following subaccounts are only available to owners that held an investment in these subaccounts on December 9, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 9, 2011, that owner may not reinvest in those subaccounts.

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund - Series II Shares	Invesco V.I. Value Opportunities Fund - Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Franchise Fund - Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Large Cap Growth Portfolio - Class B	AllianceBernstein Large Cap Growth Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio - Service Class 2	Fidelity VIP Growth Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2(1)	Franklin Mutual Shares VIP Fund - Class 2(1)	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JANUS ASPEN SERIES
Janus Aspen - Enterprise Portfolio - Service Shares	Janus Aspen - Enterprise Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen - Global Research Portfolio - Service Shares	Janus Aspen - Global Research Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS® VARIABLE INSURANCE TRUST
MFS® Total Return Series - Service Class	MFS® Total Return Series - Service Class	MFS® Investment Management
Investment Objective: Total return.

(1)	Effective on or about May 1, 2014, Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.

Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2(1)	Franklin Income VIP Fund - Class 2(1)	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2(2)	Templeton Foreign VIP Fund - Class 2(2)	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4(3)	Franklin Founding Funds Allocation VIP Fund - Class 4(3)	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.

— (Continued)

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
MFS® VARIABLE INSURANCE TRUST
MFS® New Discovery Series - Service Class	MFS® New Discovery Series - Service Class	MFS® Investment Management
Investment Objective: Capital appreciation.

(1)	Effective on or about May 1, 2014, Franklin Income Securities Fund was renamed Franklin Income VIP Fund.
(2)	Effecitve on or about May 1, 2014, Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
(3)	Effecitve on or about May 1, 2014, Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Double Enhanced Death Benefit(1)	Retirement Income MaxSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	After 12/12/11	A	B	C
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	✓
American Funds - Asset Allocation Fund - Class 2	✓
American Funds - Bond Fund - Class 2	✓	✓	✓			✓
Fidelity VIP Balanced Portfolio - Service Class 2	✓
GE Investments Total Return Fund - Class 3	✓
TA Aegon Money Market - Service Class	✓	✓	✓			✓
TA Aegon Tactical Vanguard ETF - Balanced - Service Class		✓	✓		✓
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	✓	✓	✓			✓
TA Aegon Tactical Vanguard ETF - Growth - Service Class				✓
TA Aegon U.S. Government Securities - Service Class	✓	✓	✓			✓
TA AllianceBernstein Dynamic Allocation - Service Class	✓	✓				✓
TA Asset Allocation - Conservative - Service Class	✓	✓	✓			✓
TA Asset Allocation - Moderate - Service Class	✓	✓	✓		✓
TA Asset Allocation - Moderate Growth - Service Class	✓			✓
TA BlackRock Tactical Allocation - Service Class					✓
TA International Moderate Growth - Service Class	✓			✓
TA JPMorgan Core Bond - Service Class		✓	✓			✓
TA JPMorgan Tactical Allocation - Service Class		✓	✓			✓
TA Janus Balanced - Service Class				✓
TA Legg Mason Dynamic Allocation - Balanced - Service Class		✓	✓		✓
TA Legg Mason Dynamic Allocation - Growth - Service Class				✓
TA Market Participation Strategy - Service Class		✓	✓		✓
TA Multi-Managed Balanced - Service Class	✓
TA PIMCO Real Return TIPS - Service Class		✓	✓			✓
TA PIMCO Tactical - Balanced - Service Class			✓		✓
TA PIMCO Tactical - Conservative - Service Class			✓			✓
TA PIMCO Tactical - Growth - Service Class				✓
TA PIMCO Total Return - Service Class	✓	✓	✓			✓
TA Vanguard ETF - Balanced - Service Class	✓	✓	✓		✓
TA Vanguard ETF - Conservative - Service Class	✓	✓	✓			✓

	Double Enhanced Death Benefit(1)	Retirement Income MaxSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	After 12/12/11	A	B	C
TA Vanguard ETF - Growth - Service Class	✓			✓
Fixed Account	✓	✓	✓			✓

(1)	The Double Enhanced Death Benefit is no longer available on new policies.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2013. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

	Year	Separate Account Expense 2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2013	$1.399856	$1.592625	0.000
Subaccount inception date November 10, 2008	2012	$1.262014	$1.399856	0
	2011	$1.330376	$1.262014	0
	2010	$1.232706	$1.330376	0
	2009	$1.012300	$1.232706	0
	2008	$1.000000	$1.012300	0
American Funds - Asset Allocation Fund - Class 2	2013	$1.246157	$1.506733	0.000
Subaccount inception date November 19, 2009	2012	$1.097305	$1.246157	0
	2011	$1.108122	$1.097305	0
	2010	$1.007586	$1.108122	0
	2009	$0.989768	$1.007586	0
American Funds - Bond Fund - Class 2	2013	$1.104093	$1.055974	0.000
Subaccount inception date November 19, 2009	2012	$1.072026	$1.104093	0
	2011	$1.033538	$1.072026	0
	2010	$0.993302	$1.033538	0
	2009	$1.000889	$0.993302	0
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.102363	$1.289153	150,415.024
Subaccount inception date May 1, 2008	2012	$0.979368	$1.102363	150,415
	2011	$1.038655	$0.979368	150,415
	2010	$0.899667	$1.038655	150,415
	2009	$0.663418	$0.899667	132,907
	2008	$1.000000	$0.663418	0
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.475758	$1.786825	134,771.419
Subaccount inception date November 10, 2008	2012	$1.309051	$1.475758	156,089
	2011	$1.359873	$1.309051	156,089
	2010	$1.260066	$1.359873	108,381
	2009	$0.989628	$1.260066	22,153
	2008	$1.000000	$0.989628	0
GE Investments Total Return Fund - Class 3(3)	2013	$1.117951	$1.254053	0.000
Subaccount inception date November 19, 2009	2012	$1.017960	$1.117951	0
	2011	$1.073573	$1.017960	0
	2010	$1.003223	$1.073573	0
	2009	$0.988800	$1.003223	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Money Market - Service Class	2013	$0.924372	$0.906291	30,331.314
Subaccount inception date July 31, 2006	2012	$0.942912	$0.924372	46,505
	2011	$0.961668	$0.942912	62,253
	2010	$0.980852	$0.961668	0
	2009	$1.000350	$0.980852	0
	2008	$1.000000	$1.000350	0
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.051939	$1.104228	0.000
Subaccount inception date December 9, 2011	2012	$1.004951	$1.051939	0
	2011	$1.000000	$1.004951	0
TA Aegon U.S. Government Securities - Service Class	2013	$1.162397	$1.111266	0.000
Subaccount inception date July 31, 2006	2012	$1.130756	$1.162397	0
	2011	$1.074983	$1.130756	0
	2010	$1.052048	$1.074983	0
	2009	$1.029863	$1.052048	18,022
	2008	$1.000000	$1.029863	0
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$1.082681	$1.134550	0.000
Subaccount inception date August 16, 2010	2012	$1.043946	$1.082681	0
	2011	$1.047347	$1.043946	0
	2010	$1.000000	$1.047347	0
TA Asset Allocation - Conservative - Service Class	2013	$1.092260	$1.168198	0.000
Subaccount inception date July 31, 2006	2012	$1.039426	$1.092260	49,691
	2011	$1.035752	$1.039426	52,036
	2010	$0.971846	$1.035752	54,404
	2009	$0.793632	$0.971846	56,794
	2008	$1.000000	$0.793632	56,794
TA Asset Allocation - Moderate - Service Class	2013	$1.073921	$1.192197	571,921.263
Subaccount inception date July 31, 2006	2012	$1.004040	$1.073921	572,885
	2011	$1.021086	$1.004040	576,317
	2010	$0.945637	$1.021086	579,778
	2009	$0.764313	$0.945637	703,080
	2008	$1.000000	$0.764313	238,838
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.025058	$1.196333	295,600.989
Subaccount inception date July 31, 2006	2012	$0.947385	$1.025058	296,160
	2011	$0.988803	$0.947385	299,391
	2010	$0.897275	$0.988803	284,006
	2009	$0.715742	$0.897275	230,121
	2008	$1.000000	$0.715742	64,539
TA International Moderate Growth - Service Class	2013	$0.937459	$1.033642	92,173.822
Subaccount inception date July 31, 2006	2012	$0.850179	$0.937459	92,174
	2011	$0.937818	$0.850179	92,174
	2010	$0.867701	$0.937818	92,174
	2009	$0.684342	$0.867701	81,198
	2008	$1.000000	$0.684342	0
TA Multi-Managed Balanced - Service Class	2013	$1.231467	$1.421684	77,954.291
Subaccount inception date July 31, 2006	2012	$1.117668	$1.231467	0
	2011	$1.098750	$1.117668	0
	2010	$0.904641	$1.098750	0
	2009	$0.732685	$0.904641	0
	2008	$1.000000	$0.732685	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2013	$1.192976	$1.137242	47,566.958
Subaccount inception date July 31, 2006	2012	$1.133922	$1.192976	60,530
	2011	$1.091606	$1.133922	62,530
	2010	$1.041225	$1.091606	162,725
	2009	$0.917520	$1.041225	85,021
	2008	$1.000000	$0.917520	48,428
TA Vanguard ETF - Balanced - Service Class	2013	$1.068293	$1.167073	0.000
Subaccount inception date May 1, 2008	2012	$1.005354	$1.068293	0
	2011	$1.010594	$1.005354	0
	2010	$0.931235	$1.010594	0
	2009	$0.815125	$0.931235	0
	2008	$1.000000	$0.815125	0
TA Vanguard ETF - Conservative - Service Class	2013	$1.131562	$1.192236	0.000
Subaccount inception date November 19, 2009	2012	$1.082666	$1.131562	0
	2011	$1.070290	$1.082666	0
	2010	$0.997673	$1.070290	0
	2009	$0.999946	$0.997673	0
TA Vanguard ETF - Growth - Service Class	2013	$1.020265	$1.188116	366,540.119
Subaccount inception date May 1, 2008	2012	$0.932973	$1.020265	307,209
	2011	$0.962507	$0.932973	307,209
	2010	$0.868778	$0.962507	307,209
	2009	$0.719388	$0.868778	270,694
	2008	$1.000000	$0.719388	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2013	$1.458036	$1.675186	1,442,658.913
Subaccount inception date November 10, 2008	2012	$1.301536	$1.458036	1,403,747
	2011	$1.358646	$1.301536	1,059,252
	2010	$1.246592	$1.358646	918,182
	2009	$1.013687	$1.246592	504,592
	2008	$1.000000	$1.013687	127,445
AllianceBernstein Growth and Income Portfolio – Class B	2013	$1.120497	$1.493166	444,144.279
Subaccount inception date July 31, 2006	2012	$0.965302	$1.120497	189,328
	2011	$0.919142	$0.965302	68,908
	2010	$0.822994	$0.919142	162,475
	2009	$0.690681	$0.822994	105,060
	2008	$1.176307	$0.690681	105,060
	2007	$1.133057	$1.176307	105,060
	2006	$1.000000	$1.133057	105,060
AllianceBernstein Large Cap Growth Portfolio – Class B	2013	$1.207559	$1.637969	109,821.536
Subaccount inception date July 31, 2006	2012	$1.045133	$1.207559	117,700
	2011	$1.096722	$1.045133	134,084
	2010	$1.008531	$1.096722	218,530
	2009	$0.742942	$1.008531	194,210
	2008	$1.246947	$0.742942	151,021
	2007	$1.108560	$1.246947	104,935
	2006	$1.000000	$1.108560	104,935
American Funds - Asset Allocation Fund - Class 2(4)	2013	$1.284946	$1.568960	6,499,426.474
Subaccount inception date November 19, 2009	2012	$1.120339	$1.284946	3,531,184
	2011	$1.120346	$1.120339	3,242,520
	2010	$1.008749	$1.120346	1,395,797
	2009	$0.989795	$1.008749	11,999
American Funds - Bond Fund - Class 2(3)	2013	$1.138486	$1.099618	2,068,260.954
Subaccount inception date November 19, 2009	2012	$1.094543	$1.138486	2,396,702
	2011	$1.044960	$1.094543	736,037
	2010	$0.994451	$1.044960	330,260
	2009	$1.000916	$0.994451	15,050
American Funds - Growth Fund - Class 2(4)	2013	$1.292987	$1.660629	479,606.904
Subaccount inception date November 19, 2009	2012	$1.111092	$1.292987	402,610
	2011	$1.175795	$1.111092	274,875
	2010	$1.003598	$1.175795	58,139
	2009	$0.986498	$1.003598	7,642
American Funds - Growth-Income Fund - Class 2(4)	2013	$1.247354	$1.643862	548,748.366
Subaccount inception date November 19, 2009	2012	$1.075609	$1.247354	441,479
	2011	$1.109874	$1.075609	186,558
	2010	$1.009000	$1.109874	0
	2009	$0.986819	$1.009000	0
American Funds - International Fund - Class 2(4)	2013	$1.026619	$1.232701	509,546.179
Subaccount inception date November 19, 2009	2012	$0.882089	$1.026619	459,481
	2011	$1.038569	$0.882089	449,838
	2010	$0.981097	$1.038569	129,268
	2009	$0.982929	$0.981097	20,403

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.154295	$1.363251	3,956,857.682
Subaccount inception date May 1, 2008	2012	$1.015405	$1.154295	3,276,304
	2011	$1.066336	$1.015405	2,787,811
	2010	$0.914591	$1.066336	1,763,189
	2009	$0.667815	$0.914591	1,368,855
	2008	$1.000000	$0.667815	270,880
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2013	$1.227025	$1.590913	1,531,017.930
Subaccount inception date July 31, 2006	2012	$1.067123	$1.227025	1,301,211
	2011	$1.108635	$1.067123	1,001,536
	2010	$0.957621	$1.108635	551,241
	2009	$0.713966	$0.957621	267,197
	2008	$1.258333	$0.713966	107,425
	2007	$1.083504	$1.258333	92,843
	2006	$1.000000	$1.083504	26,138
Fidelity VIP Equity-Income Portfolio – Service Class 2	2013	$1.074666	$1.360119	377,580.603
Subaccount inception date July 31, 2006	2012	$0.927313	$1.074666	390,992
	2011	$0.930470	$0.927313	426,200
	2010	$0.817780	$0.930470	191,015
	2009	$0.635921	$0.817780	49,449
	2008	$1.123157	$0.635921	28,080
	2007	$1.120193	$1.123157	9,452
	2006	$1.000000	$1.120193	2,840
Fidelity VIP Growth Portfolio – Service Class 2	2013	$1.238321	$1.667444	66,370.412
Subaccount inception date July 31, 2006	2012	$1.093305	$1.238321	88,218
	2011	$1.104576	$1.093305	90,555
	2010	$0.900702	$1.104576	47,453
	2009	$0.710898	$0.900702	49,750
	2008	$1.362724	$0.710898	4,919
	2007	$1.086705	$1.362724	0
	2006	$1.000000	$1.086705	0
Fidelity VIP Mid Cap Portfolio – Service Class 2	2013	$1.282990	$1.725937	1,125,985.419
Subaccount inception date July 31, 2006	2012	$1.131162	$1.282990	1,056,615
	2011	$1.281529	$1.131162	757,411
	2010	$1.006706	$1.281529	432,218
	2009	$0.727560	$1.006706	166,686
	2008	$1.216793	$0.727560	40,903
	2007	$1.065585	$1.216793	155,381
	2006	$1.000000	$1.065585	23,449
Fidelity VIP Value Strategies Portfolio – Service Class 2	2013	$1.256727	$1.619870	461,974.620
Subaccount inception date July 31, 2006	2012	$0.998978	$1.256727	167,715
	2011	$1.109189	$0.998978	120,396
	2010	$0.886735	$1.109189	60,691
	2009	$0.569896	$0.886735	16,540
	2008	$1.181642	$0.569896	10,507
	2007	$1.131933	$1.181642	10,120
	2006	$1.000000	$1.131933	2,818
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.537127	$1.879511	2,095,617.183
Subaccount inception date November 10, 2008	2012	$1.350085	$1.537127	2,173,516
	2011	$1.388801	$1.350085	2,198,184
	2010	$1.274278	$1.388801	1,688,834
	2009	$0.990993	$1.274278	1,264,771
	2008	$1.000000	$0.990993	89,239

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2	2013	$1.147426	$1.294447	1,723,564.401
Subaccount inception date May 1, 2007	2012	$1.028786	$1.147426	2,069,411
	2011	$1.014859	$1.028786	1,376,947
	2010	$0.909716	$1.014859	715,400
	2009	$0.677613	$0.909716	320,260
	2008	$0.972958	$0.677613	123,982
	2007	$1.000000	$0.972958	2,381
Franklin Mutual Shares VIP Fund - Class 2	2013	$0.916808	$1.164269	304,531.873
Subaccount inception date May 1, 2007	2012	$0.810561	$0.916808	373,828
	2011	$0.827272	$0.810561	426,214
	2010	$0.751426	$0.827272	170,478
	2009	$0.602110	$0.751426	94,001
	2008	$0.966988	$0.602110	22,712
	2007	$1.000000	$0.966988	3,556
GE Investments Total Return Fund - Class 3(3)	2013	$1.152791	$1.305910	676,918.473
Subaccount inception date November 19, 2009	2012	$1.039358	$1.152791	598,841
	2011	$1.085441	$1.039358	492,314
	2010	$1.004385	$1.085441	350,804
	2009	$0.988827	$1.004385	0
Invesco V.I. American Franchise Fund - Series II Shares	2013	$0.966618	$1.337912	128,398.260
Subaccount inception date April 27, 2012	2012	$1.000000	$0.966618	141,036
Invesco V.I. Value Opportunities Fund - Series II Shares	2013	$0.922320	$1.217011	194,213.820
Subaccount inception date July 31, 2006	2012	$0.791797	$0.922320	197,991
	2011	$0.827802	$0.791797	216,105
	2010	$0.781783	$0.827802	144,454
	2009	$0.534453	$0.781783	82,407
	2008	$1.122355	$0.534453	58,221
	2007	$1.118391	$1.122355	16,436
	2006	$1.000000	$1.118391	0
Janus Aspen - Enterprise Portfolio - Service Shares	2013	$1.518620	$1.985316	212,139.801
Subaccount inception date July 31, 2006	2012	$1.311153	$1.518620	214,512
	2011	$1.346481	$1.311153	238,297
	2010	$1.083451	$1.346481	185,898
	2009	$0.757588	$1.083451	130,999
	2008	$1.362941	$0.757588	28,040
	2007	$1.130792	$1.362941	24,859
	2006	$1.000000	$1.130792	20,146
Janus Aspen - Global Research Portfolio - Service Shares	2013	$1.110393	$1.408085	139,521.666
Subaccount inception date July 31, 2006	2012	$0.935725	$1.110393	143,596
	2011	$1.098751	$0.935725	153,106
	2010	$0.960646	$1.098751	109,710
	2009	$0.706136	$0.960646	85,692
	2008	$1.292250	$0.706136	26,489
	2007	$1.193490	$1.292250	24,699
	2006	$1.000000	$1.193490	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series - Service Class	2013	$1.614363	$2.257214	313,773.267
Subaccount inception date July 31, 2006	2012	$1.348732	$1.614363	328,150
	2011	$1.521901	$1.348732	265,295
	2010	$1.130720	$1.521901	187,214
	2009	$0.700970	$1.130720	139,545
	2008	$1.170634	$0.700970	23,693
	2007	$1.156373	$1.170634	3,584
	2006	$1.000000	$1.156373	0
MFS ® Total Return Series - Service Class	2013	$1.194725	$1.404556	384,771.174
Subaccount inception date July 31, 2006	2012	$1.087796	$1.194725	392,868
	2011	$1.081514	$1.087796	418,296
	2010	$0.996345	$1.081514	246,830
	2009	$0.854799	$0.996345	148,053
	2008	$1.111468	$0.854799	55,174
	2007	$1.080133	$1.111468	55,198
	2006	$1.000000	$1.080133	2,011
Templeton Foreign VIP Fund - Class 2	2013	$0.954425	$1.162044	696,667.477
Subaccount inception date May 1, 2007	2012	$0.815357	$0.954425	818,695
	2011	$0.921503	$0.815357	708,734
	2010	$0.858535	$0.921503	513,283
	2009	$0.632734	$0.858535	380,690
	2008	$1.071902	$0.632734	22,216
	2007	$1.000000	$1.071902	8,952
TA Aegon High Yield Bond - Service Class	2013	$1.537423	$1.618531	812,871.185
Subaccount inception date July 31, 2006	2012	$1.326110	$1.537423	695,786
	2011	$1.281213	$1.326110	329,289
	2010	$1.153647	$1.281213	355,788
	2009	$0.793411	$1.153647	179,808
	2008	$1.075132	$0.793411	19,539
	2007	$1.067501	$1.075132	0
	2006	$1.000000	$1.067501	0
TA Aegon Money Market - Service Class	2013	$1.024027	$1.013865	3,729,752.378
Subaccount inception date July 31, 2006	2012	$1.034291	$1.024027	7,180,986
	2011	$1.044515	$1.034291	6,589,666
	2010	$1.054889	$1.044515	3,434,662
	2009	$1.065348	$1.054889	4,097,244
	2008	$1.053248	$1.065348	3,416,072
	2007	$1.015429	$1.053248	746,254
	2006	$1.000000	$1.015429	218,805
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2013	$1.033185	$1.136657	24,830,633.285
Subaccount inception date May 2, 2011	2012	$0.963618	$1.033185	15,888,099
	2011	$1.000000	$0.963618	1,167,967
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.039717	$1.102210	13,691,344.235
Subaccount inception date May 21, 2011	2012	$0.983487	$1.039717	11,134,186
	2011	$1.000000	$0.983487	3,979,289
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2013	$1.013783	$1.169437	7,911,832.439
Subaccount inception date May 2, 2011	2012	$0.922879	$1.013783	4,882,656
	2011	$1.000000	$0.922879	1,177,568

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class	2013	$1.344329	$1.297928	3,478,735.426
Subaccount inception date July 31, 2006	2012	$1.294850	$1.344329	7,765,706
	2011	$1.218956	$1.294850	7,470,562
	2010	$1.181261	$1.218956	4,307,513
	2009	$1.145005	$1.181261	3,051,800
	2008	$1.076663	$1.145005	253,708
	2007	$1.028045	$1.076663	8,292
	2006	$1.000000	$1.028045	0
PAM Transamerica Aegon U.S. Government Securities VP - Service Class	2013	$1.344329	$1.297928	0.000
Subaccount inception date July 31, 2006	2012	$1.294850	$1.344329	312,810
	2011	$1.218956	$1.294850	574,917
	2010	$1.181261	$1.218956	0
	2009	$1.145005	$1.181261	0
	2008	$1.076663	$1.145005	3,624
	2007	$1.028045	$1.076663	0
	2006	$1.000000	$1.028045	0
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$1.157949	$1.225441	7,407,624.388
Subaccount inception date July 31, 2006	2012	$1.105513	$1.157949	8,631,664
	2011	$1.098263	$1.105513	7,421,699
	2010	$1.016255	$1.098263	1,068,501
	2009	$0.782542	$1.016255	181,375
	2008	$1.254566	$0.782542	103,577
	2007	$1.071274	$1.254566	95,812
	2006	$1.000000	$1.071274	37,419
TA Asset Allocation - Conservative - Service Class	2013	$1.233599	$1.332430	34,228,961.969
Subaccount inception date July 31, 2006	2012	$1.162364	$1.233599	34,594,179
	2011	$1.146927	$1.162364	29,152,404
	2010	$1.065618	$1.146927	21,376,049
	2009	$0.861688	$1.065618	12,420,199
	2008	$1.107334	$0.861688	5,631,661
	2007	$1.053969	$1.107334	2,517,181
	2006	$1.000000	$1.053969	1,180,078
TA Asset Allocation - Growth - Service Class	2013	$1.070134	$1.339130	4,407,924.928
Subaccount inception date July 31, 2006	2012	$0.961723	$1.070134	4,524,797
	2011	$1.029980	$0.961723	4,560,768
	2010	$0.907356	$1.029980	2,943,514
	2009	$0.707427	$0.907356	2,571,694
	2008	$1.186073	$0.707427	2,072,246
	2007	$1.114056	$1.186073	1,453,548
	2006	$1.000000	$1.114056	290,595
TA Asset Allocation - Moderate - Service Class	2013	$1.226507	$1.375056	120,635,217.965
Subaccount inception date July 31, 2006	2012	$1.135394	$1.226507	112,400,246
	2011	$1.143382	$1.135394	87,115,488
	2010	$1.048525	$1.143382	52,001,238
	2009	$0.839162	$1.048525	39,965,201
	2008	$1.148406	$0.839162	24,305,600
	2007	$1.076671	$1.148406	12,628,451
	2006	$1.000000	$1.076671	4,087,867

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.154156	$1.360343	88,889,472.290
Subaccount inception date July 31, 2006	2012	$1.056196	$1.154156	94,753,525
	2011	$1.091594	$1.056196	97,472,818
	2010	$0.980843	$1.091594	98,977,582
	2009	$0.774733	$0.980843	99,915,896
	2008	$1.166573	$0.774733	73,353,147
	2007	$1.095500	$1.166573	43,284,348
	2006	$1.000000	$1.095500	9,746,373
TA Barrow Hanley Dividend Focused - Service Class	2013	$1.008647	$1.297525	1,020,047.932
Subaccount inception date July 31, 2006	2012	$0.913958	$1.008647	1,034,920
	2011	$0.900943	$0.913958	819,820
	2010	$0.826092	$0.900943	817,905
	2009	$0.733737	$0.826092	337,653
	2008	$1.123964	$0.733737	25,221
	2007	$1.087948	$1.123964	115,905
	2006	$1.000000	$1.087948	0
TA BlackRock Global Allocation - Service Class(1)	2013	$1.356297	$1.535155	33,385,152.547
Subaccount inception date May 1, 2009	2012	$1.246884	$1.356297	33,169,337
	2011	$1.310741	$1.246884	31,377,176
	2010	$1.207152	$1.310741	19,199,662
	2009	$1.000000	$1.207152	4,991,967
TA BlackRock Tactical Allocation - Service Class(5)	2013	$1.492181	$1.659790	12,155,290.270
Subaccount inception date May 1, 2009	2012	$1.369987	$1.492181	10,616,155
	2011	$1.333738	$1.369987	5,308,087
	2010	$1.210933	$1.333738	3,087,986
	2009	$1.000000	$1.210933	710,580
TA Clarion Global Real Estate Securities - Service Class	2013	$1.090151	$1.119382	1,639,075.519
Subaccount inception date July 31, 2006	2012	$0.881046	$1.090151	1,524,416
	2011	$0.946723	$0.881046	1,262,510
	2010	$0.829315	$0.946723	390,673
	2009	$0.629749	$0.829315	245,173
	2008	$1.106146	$0.629749	205,257
	2007	$1.200179	$1.106146	175,526
	2006	$1.000000	$1.200179	36,271
TA Hanlon Income - Service Class(5)	2013	$1.039292	$1.059210	3,789,851.845
Subaccount inception date November 19, 2009	2012	$1.014551	$1.039292	4,509,895
	2011	$0.995506	$1.014551	4,615,624
	2010	$1.004271	$0.995506	4,229,302
	2009	$0.999973	$1.004271	14,549
TA International Moderate Growth - Service Class	2013	$1.050922	$1.170211	14,669,565.050
Subaccount inception date July 31, 2006	2012	$0.943696	$1.050922	14,644,960
	2011	$1.030790	$0.943696	15,013,871
	2010	$0.944377	$1.030790	14,037,498
	2009	$0.737518	$0.944377	13,627,263
	2008	$1.169720	$0.737518	10,500,872
	2007	$1.088991	$1.169720	7,133,361
	2006	$1.000000	$1.088991	1,119,065
TA Janus Balanced - Service Class	2013	$0.990396	$1.167091	2,088,322.641
Subaccount inception date November 19, 2009	2012	$0.889192	$0.990396	1,928,057
	2011	$1.006934	$0.889192	648,507
	2010	$0.986413	$1.006934	336,172
	2009	$0.986588	$0.986413	0

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class	2013	$1.326497	$1.803238	624,911.313
Subaccount inception date July 31, 2006	2012	$1.160927	$1.326497	596,617
	2011	$1.181625	$1.160927	408,501
	2010	$1.065808	$1.181625	398,835
	2009	$0.765142	$1.065808	39,416
	2008	$1.228813	$0.765142	0
	2007	$1.115379	$1.228813	0
	2006	$1.000000	$1.115379	0
TA JPMorgan Core Bond - Service Class	2013	$1.086237	$1.052583	2,891,358.138
Subaccount inception date May 2, 2011	2012	$1.047370	$1.086237	2,848,872
	2011	$1.000000	$1.047370	986,486
TA JPMorgan Enhanced Index - Service Class	2013	$1.192631	$1.560282	75,596.753
Subaccount inception date July 31, 2006	2012	$1.037615	$1.192631	74,401
	2011	$1.043032	$1.037615	89,799
	2010	$0.917222	$1.043032	29,895
	2009	$0.716377	$0.917222	15,416
	2008	$1.158096	$0.716377	16,374
	2007	$1.121489	$1.158096	16,261
	2006	$1.000000	$1.121489	0
TA JPMorgan Mid Cap Value - Service Class	2013	$1.502180	$1.955308	375,675.884
Subaccount inception date November 19, 2009	2012	$1.261917	$1.502180	279,145
	2011	$1.252839	$1.261917	155,951
	2010	$1.030245	$1.252839	24,579
	2009	$0.985172	$1.030245	0
TA JPMorgan Tactical Allocation - Service Class	2013	$1.062265	$1.107402	25,214,385.522
Subaccount inception date May 2, 2011	2012	$0.998377	$1.062265	20,022,069
	2011	$1.000000	$0.998377	6,709,346
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2013	$1.012242	$1.096179	9,768,166.470
Subaccount inception date May 1, 2012	2012	$1.000000	$1.012242	3,495,233
TA Legg Mason Dynamic Allocation - Growth - Service Class	2013	$1.007283	$1.152971	1,320,541.824
Subaccount inception date May 1, 2012	2012	$1.000000	$1.007283	256,532
TA Market Participation Strategy - Service Class	2013	$0.991156	$1.121627	4,039,882.851
Subaccount inception date September 17, 2012	2012	$1.000000	$0.991156	831,755
TA MFS International Equity - Service Class	2013	$1.174065	$1.368974	827,971.121
Subaccount inception date July 31, 2006	2012	$0.973025	$1.174065	602,755
	2011	$1.094571	$0.973025	422,313
	2010	$1.002233	$1.094571	350,610
	2009	$0.765484	$1.002233	298,988
	2008	$1.199480	$0.765484	112,682
	2007	$1.112852	$1.199480	62,289
	2006	$1.000000	$1.112852	2,001
TA Morgan Stanley Capital Growth - Service Class	2013	$1.189960	$1.742354	40,098.780
Subaccount inception date July 31, 2006	2012	$1.043295	$1.189960	61,527
	2011	$1.120826	$1.043295	55,392
	2010	$0.890764	$1.120826	13,016
	2009	$0.705260	$0.890764	10,280
	2008	$1.122490	$0.705260	5,260
	2007	$1.125176	$1.122490	2,911
	2006	$1.000000	$1.125176	1,967

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid Cap Growth - Service Class	2013	$1.493662	$2.053083	596,755.121
Subaccount inception date July 31, 2006	2012	$1.386969	$1.493662	580,265
	2011	$1.504913	$1.386969	398,111
	2010	$1.137869	$1.504913	150,997
	2009	$0.717735	$1.137869	122,264
	2008	$1.353486	$0.717735	48,137
	2007	$1.118380	$1.353486	68,455
	2006	$1.000000	$1.118380	12,670
TA Multi-Managed Balanced - Service Class	2013	$1.392363	$1.623339	4,775,542.162
Subaccount inception date July 31, 2006	2012	$1.251244	$1.392363	4,457,153
	2011	$1.218035	$1.251244	3,578,673
	2010	$0.993040	$1.218035	3,071,245
	2009	$0.796399	$0.993040	2,628,427
	2008	$1.192988	$0.796399	1,628,344
	2007	$1.062815	$1.192988	436,089
	2006	$1.000000	$1.062815	46,365
TA PIMCO Real Return TIPS - Service Class	2013	$1.125982	$1.008378	3,051,867.628
Subaccount inception date May 2, 2011	2012	$1.069919	$1.125982	3,003,348
	2011	$1.000000	$1.069919	1,242,199
TA PIMCO Tactical - Balanced - Service Class	2013	$0.933370	$1.033611	11,635,040.286
Subaccount inception date November 19, 2009	2012	$0.933580	$0.933370	1,451,026
	2011	$0.976163	$0.933580	347,371
	2010	$1.021263	$0.976163	106,037
	2009	$0.998176	$1.021263	0
TA PIMCO Tactical - Conservative - Service Class	2013	$0.913090	$0.977789	1,931,617.748
Subaccount inception date November 19, 2009	2012	$0.908428	$0.913090	988,452
	2011	$0.991456	$0.908428	392,032
	2010	$1.023015	$0.991456	285,592
	2009	$0.997282	$1.023015	0
TA PIMCO Tactical - Growth - Service Class	2013	$0.876482	$1.013634	491,278.304
Subaccount inception date November 19, 2009	2012	$0.879209	$0.876482	168,941
	2011	$1.004682	$0.879209	86,931
	2010	$1.021932	$1.004682	234,128
	2009	$0.996414	$1.021932	0
TA PIMCO Total Return - Service Class	2013	$1.437432	$1.383851	18,242,266.709
Subaccount inception date July 31, 2006	2012	$1.352810	$1.437432	18,711,046
	2011	$1.289596	$1.352810	11,674,051
	2010	$1.218024	$1.289596	8,242,526
	2009	$1.062809	$1.218024	3,833,876
	2008	$1.107516	$1.062809	1,175,987
	2007	$1.028119	$1.107516	75,995
	2006	$1.000000	$1.028119	17,358
TA ProFunds UltraBear Fund - Service Class OAM	2013	$0.226545	$0.123126	1,473,514.494
Subaccount inception date May 1, 2009	2012	$0.324256	$0.226545	7,560,783
	2011	$0.409121	$0.324256	8,317,552
	2010	$0.564212	$0.409121	163,340
	2009	$1.000000	$0.564212	59,749

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small Mid Cap Value - Service Class	2013	$1.337816	$1.801922	775,881.100
Subaccount inception date January 22, 2008	2012	$1.164458	$1.337816	785,932
	2011	$1.210689	$1.164458	705,929
	2010	$0.940245	$1.210689	455,882
	2009	$0.664552	$0.940245	279,207
	2008	$1.000000	$0.664552	0.000
TA T. Rowe Price Small Cap - Service Class	2013	$1.546597	$2.200427	638,579.255
Subaccount inception date July 31, 2006	2012	$1.353542	$1.546597	536,989
	2011	$1.346672	$1.353542	393,926
	2010	$1.014571	$1.346672	236,240
	2009	$0.740781	$1.014571	165,544
	2008	$1.176510	$0.740781	46,998
	2007	$1.087448	$1.176510	71,681
	2006	$1.000000	$1.087448	39,048
TA Torray Concentrated Growth - Service Class(6)	2013	$1.297676	$1.706351	392,305.338
Subaccount inception date July 31, 2006	2012	$1.121943	$1.297676	330,740
	2011	$1.162599	$1.121943	297,252
	2010	$0.987791	$1.162599	340,859
	2009	$0.687634	$0.987791	322,454
	2008	$1.201710	$0.687634	60,166
	2007	$1.114147	$1.201710	49,252
	2006	$1.000000	$1.114147	0
TA TS&W International Equity - Service Class	2013	$0.998678	$1.226798	386,885.462
Subaccount inception date July 31, 2006	2012	$0.866326	$0.998678	314,591
	2011	$1.024146	$0.866326	316,838
	2010	$0.955973	$1.024146	173,699
	2009	$0.768272	$0.955973	131,552
	2008	$1.273086	$0.768272	52,297
	2007	$1.115511	$1.273086	37,533
	2006	$1.000000	$1.115511	0
TA Vanguard ETF - Aggressive Growth - Service Class	2013	$1.274471	$1.603465	1,015,347.849
Subaccount inception date November 19, 2009	2012	$1.104316	$1.274471	796,748
	2011	$1.160828	$1.104316	646,501
	2010	$1.024800	$1.160828	175,627
	2009	$0.999973	$1.024800	0
TA Vanguard ETF - Balanced - Service Class	2013	$1.118620	$1.234160	113,558,900.170
Subaccount inception date May 1, 2008	2012	$1.042346	$1.118620	87,612,631
	2011	$1.037524	$1.042346	50,040,553
	2010	$0.946682	$1.037524	20,778,072
	2009	$0.820520	$0.946682	13,648,070
	2008	$1.000000	$0.820520	1,788,126
TA Vanguard ETF - Conservative - Service Class	2013	$1.166881	$1.241630	30,535,125.746
Subaccount inception date November 19, 2009	2012	$1.105463	$1.166881	27,244,294
	2011	$1.082146	$1.105463	16,146,147
	2010	$0.998832	$1.082146	4,160,349
	2009	$0.999973	$0.998832	176,784
TA Vanguard ETF - Growth - Service Class	2013	$1.068310	$1.256386	46,728,317.737
Subaccount inception date May 1, 2008	2012	$0.967285	$1.068310	38,979,745
	2011	$0.988148	$0.967285	34,713,601
	2010	$0.883189	$0.988148	32,790,512
	2009	$0.724155	$0.883189	27,636,867
	2008	$1.000000	$0.724155	3,249,393

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Service Class	2013	$1.049757	$1.373343	887,976.848
Subaccount inception date July 31, 2006	2012	$0.939479	$1.049757	879,360
	2011	$0.987658	$0.939479	791,223
	2010	$0.849093	$0.987658	6,679
	2009	$0.665328	$0.849093	0
	2008	$1.248500	$0.665328	0
	2007	$1.086701	$1.248500	0
	2006	$1.000000	$1.086701	1,481

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(6)	Effective on or about May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray LLC.

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Approximate First Issue Date
Policy Form Number	AV1025 101 178 903	May 2006

Policy Endorsement Form Number	AE 1225 604 (ROP)	July 2006
	AE 1229 1004	May 2006
	AE 1288 0608	June 2008

Product Feature	AxiomSM Form Number: – AV1025 101 178 903	AxiomSM 2008 Form Number: – AV1025 101 178 903
Death Proceeds	Greatest of:	Greatest of:
	1) policy value	1) policy value
	2) cash value	2) cash value
	3) guaranteed minimum death benefit.	3) guaranteed minimum death benefit.
Guaranteed Minimum Death Benefit Option(s)

A.     Return of Premium Death Benefit (RGMD 8 0603)

B.     Modal Step Up Death Benefit (RGMD 5 0103)

Option A is available if owner and annuitant are age 90 or younger. Option B is available if owner and annuitant are age 75 or younger.

A.     Return of Premium Death Benefit (RGMD 8 0603)

B.     Modal Step Up Death Benefit (RGMD 5 0103)

C.     Double Enhanced Death Benefit (RGMD 15 0108)

For riders issued on or after December 12, 2011. Option A is available is owner and annuitant are age 86 or younger. For riders issued prior to December 12, 2011.

Option A is available if owner and annuitant are age 90 or younger.

Option B and Option C are available if owner and annuitant are age 75 or younger.

Product Feature	AxiomSM Form Number: – AV1025 101 178 903	AxiomSM 2008 Form Number: – AV1025 101 178 903

Double Enhanced Death Benefit Designated Funds

Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

N/A

•    AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•    American Funds - Asset Allocation Fund - Class 2

•    American Funds - Bond Fund - Class 2

•    Fidelity VIP Balanced Portfolio - Service Class 2

•    Franklin Founding Funds Allocation VIP Fund - Class 4

•    GE Investments Total Return Fund - Class 3

•    TA Aegon Money Market - Service Class

•    TA Aegon Tactical Vanguard ETF - Conservative - Service Class

•    TA Aegon U.S. Government Securities - Service Class

•    TA AllianceBernstein Dynamic Allocation - Service Class

•    TA Asset Allocation - Conservative - Service Class

•    TA Asset Allocation - Moderate - Service Class

•    TA Asset Allocation - Moderate Growth - Service Class

•    TA International Moderate Growth - Service Class

•    TA Multi-Managed Balanced - Service Class

•    TA PIMCO Total Return - Service Class

•    TA Vanguard ETF - Balanced - Service Class

•    TA Vanguard ETF - Conservative - Service Class

•    TA Vanguard ETF - Growth - Service Class

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.00% for Policy Value • 1.15 for Return of Premium Add an additional 0.20% with election of optional Access Rider.	• 1.00% for Policy Value • 1.15% for Return of Premium • 1.35% for Annual Step-Up • 1.80% for Double Enhanced Add an additional 0.20% with election of optional Access Rider.
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%	Yes - 1.25%

Product Feature	AxiomSM Form Number: – AV1025 101 178 903	AxiomSM 2008 Form Number: – AV1025 101 178 903
Fund Facilitation Fee

Yes -

•   0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•   0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•   0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•   0.10% if you choose TA BlackRock Global Allocation.

Yes -

•   0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•   0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•   0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•   0.10% if you choose TA BlackRock Global Allocation.

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0
Optional Riders

•   Access Rider

•   Living Benefit Rider 2005

•   Retirement Income ChoiceSM

•   Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•   Retirement Income ChoiceSM 1.2

•   Retirement Income ChoiceSM 1.4

•   Retirement Income MaxSM

•   Taxpayer 2003

•   Taxpayer Plus 2

•   Access Rider

•   Living Benefit Rider 2005

•   Retirement Income ChoiceSM

•   Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•   Retirement Income ChoiceSM 1.2

•   Retirement Income ChoiceSM 1.4

•   Retirement Income ChoiceSM 1.6

•   Income LinkSM

•   Retirement Income MaxSM

•   Taxpayer 2003

•   Taxpayer Plus 2

Excess Interest Adjustment	Yes	Yes
Asset Rebalancing Option	Yes	Yes
Dollar Cost Averaging Option	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes
Unemployment Waiver	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - We reserve the right to limit to one per year.	Yes - We reserve the right to limit to one per year.

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Surrenders (full and partial), transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=

Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

*	=	multiplication

The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW—E); where
EPW	=	the excess partial withdrawal amount.

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
Excess interest adjustment	= 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy	= 54,181.21 - (R - E + surrender charge)
year 2	= 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
Excess interest adjustment	= 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy	= 54,181.21 - (R - E + surrender charge)
year 2	= 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX

DEATH BENEFIT

Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:

AW = adjusted withdrawal

GW= gross withdrawal

DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)

PV = policy value prior to the withdrawal

GMDB = guaranteed minimum death benefit prior to the withdrawal

CV = cash value prior to the withdrawal

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1: Death Proceeds Greater than Policy Value

Assumptions:

GMDB = $75,000

PV = $50,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$50,000) = $ 23,241

Summary:

Reduction in guaranteed minimum death benefit	= $23,241
Reduction in policy value	= $15,494
New guaranteed minimum death benefit amount	= $51,759
New policy value (after withdrawal)	= $34,506

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.

Example 2: Death Proceeds Equal to Policy Value

Assumptions:

GMDB = $50,000

PV = $75,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$75,000) = $15,494

Death Benefit — (Continued)

Summary:

Reduction in guaranteed minimum death benefit	= $ 15,494
Reduction in policy value	= $ 15,494
New guaranteed minimum death benefit amount	= $ 34,506
New policy value (after withdrawal)	= $ 59,506

The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.

These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$25,000
Gross partial surrenders after the rider date:	$30,000
Policy value on date of surrender:	$150,000
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $ 55,000):	$22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000

Example 2

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$0
Gross partial surrenders after the rider date:	$0
Base policy death benefit (assumed) on the date of death benefit calculation:	$100,000
Policy value on the date of death benefit calculations:	$75,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 -$100,000 - $0 + $0):	$0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account value on rider date (equals initial policy value since new policy)	$100,000
Additional death benefit during first rider year	$0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $ 110,000)	$605
Additional death benefit during 2nd rider year (= sum of total rider fees paid)	$605
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $ 95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $ 605 + $ 522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $ 0)	$115,000
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $ 25,000)	$115,000
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$85,000
Rider benefit base in 5th rider year (= $130,000 - $ 25,000)	$105,000
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $ 105,000	$31,500
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider are summarized in the following chart.

Note: The Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
Benefit:	Benefit:	Benefit:
• Provides:	• Provides:	• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

For riders issued on or after
May 1, 2014                                         5.5%

For riders issued prior to
May 1, 2014                                         5.0%

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

For riders issued on or after
May 1, 2014                                         5.5%

For riders issued prior to

May 1, 2014                                         5.0%

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

	Living Benefits Rider	Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
•	Upgrades:		•	Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider		Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
•

Additional Options:

Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•

Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income MaxSM Rider	Rider Retirement Income ChoiceSM 1.6 Rider
Availability:	Availability:	Availability:
• 0 - 80 (unless state law requires a lower maximum issue age maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge:	Current Charges:	Current Charge:
1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.

For riders issued on or after

December 12, 2011                               1.25%

For riders issued prior to

December 12, 2011                               1.00%

(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:

For riders issued on or after

May 1, 2014     0.70% to 1.45% annually

For riders issued prior to

May 1, 2014     0.70% to 1.55% annually

(2) with Death Benefit Option— 0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

• Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	• You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
Withdrawal Option:	Withdrawal Percentages (Single Life):		Withdrawal Percentages (Single Life):

5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.

	For riders issued on or after December 12, 2011. 0-58 59-64 65-79 80+	0.0% 4.3% 5.3% 6.3%	0-58 59-64 65-79 80+	0.0% 4.0% 5.0% 6.0%
	For riders issued prior to December 12, 2011.
	0-58	0.0%
	59-64	4.5%
	65-74	5.5%
	75+	6.5%
Withdrawal Option:	Withdrawal Percentages (Joint Life):		Withdrawal Percentages (Joint Life):

7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.

	For riders issued on or after May 1, 2014		For riders issued on or after May 1, 2014
	0-58	0.0%	0-58	0.0%
	59-64	4.0%	59-64	4.0%
	65-79	5.0%	65-79	5.0%
	80+	6.0%	80+	6.0%
	For riders issued between December 12, 2011 and April 30, 2014		For riders issued prior to May 1, 2014
	0-58	0.0%	0-58	0.0%
	59-64	3.8%	59-64	3.5%
	65-79	4.8%	65-79	4.5%
	80+	5.8%	80+	5.5%
	For riders issued prior to December 12, 2011
	0-58	0.0%
	59-64	4.1%
	65-74	5.1%
	75+	6.1%

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One.   What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$ 100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One.   What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two.   Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three.   After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base.   Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount.   Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result.  The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One.  What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$ 100,000 - $7,235.29 = $92,764.71

Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE.   For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

New “for life” total withdrawal base:

Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two.   Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result.   The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One.   What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result.   Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

Where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1= [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1= [ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= .658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

PAM METHOD TRANSFERS — (Continued)

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1= [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1= [ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

PAM METHOD TRANSFERS — (Continued)

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX

HYPOTHETICAL ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).

Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 1 (Base):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?

No.   There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

Withdrawal Percentage = 5%

WB at rider issue = $100,000

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?

No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two.  What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.

Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

Withdrawal Percentage = 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.

Result. The rider benefit is $89,773.26.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

The Income SelectSM for Life, Retirement Income ChoiceSM, Retirement Income ChoiceSM with Double Withdrawal Base Benefit, Retirement Income ChoiceSM 1.4, Retirement Income ChoiceSM 1.2, Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Income SelectSM for Life, Retirement Income ChoiceSM, Retirement Income ChoiceSM with Double Withdrawal Base Benefit, Retirement Income ChoiceSM 1.4, Retirement Income ChoiceSM 1.2, Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders.

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101[1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied

* Growth Percentage = 5%

APPENDIX

RIDER GRID VARIATIONS

The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition	Abbreviation	Definition
ADB	Additional Death Benefit	ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus	DB	Death Benefit
DCA	Dollar Cost Averaging	FIP	Family Income Protector
GFV	Guaranteed Future Value	GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit	GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit	GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option	GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM	ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal	ILWY	Income Link Withdrawal Year
ISFL	Income SelectSM For Life	MAP	Managed Annuity Program
MAV	Minimum Annuitization Value	MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base	MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable	OAM	Open Allocation Method
PAM	Portfolio Allocation Method	RDB	Rider Death Benefit
RIC	Retirement Income ChoiceSM	RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount	TWB	Total Withdrawal Base
WB	Withdrawal Base	WD	Withdrawal

Income LinkSM Rider Specific Withdrawal Benefit Terms:

Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.

ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.

ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.

ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.

Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider

This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.

This rider is a combination of two separate annuity guarantees:

1) A GMWB and

2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).

The rider will guarantee that the policy value of the policy will be at least as high as the GFV after awaiting period has expired.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•   The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]

•   This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

Availability

•    Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)

•    Cannot be added to a policy with other active GMLB or GMIB riders.

•    Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•    Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.

•    Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)

•    Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•    Maximum of 2 living Joint Owners (with one being the Annuitant)

•    Cannot be added to a policy with other active GMLB or GMIB riders.

•    Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•    Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13)	Percentage of the TWB. Additional option fees would be added to the base.
	Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Single Life (5/1/07 - 11/3/13)
		Base Fee	0.40%
		Growth Benefit Fee	0.25%
		DB Fee	0.25%
		IE Benefit Fee	0.15%
		(prior to 5/1/07)
		Base Fee	0.40%
		Growth Benefit Fee	0.25%
		DB Fee	0.25%
		IE Benefit Fee	0.10%
		Joint Life
		(5/1/07 - 11/3/13)
		Base Fee	0.60%
		Growth Benefit Fee	0.50%
		DB Fee	0.20%
		IE Benefit Fee	0.30%
		(prior to 5/1/07)
		Base Fee	0.60%
		Growth Benefit Fee	0.50%
		DB Fee	0.20%
		IE Benefit Fee	0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)

Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed.

Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

Must adhere to the Portfolio Allocation Method. See below.

TA Aegon Money Market

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Moderate

Growth

TA International Moderate Growth

TA Multi-Managed Balanced Fixed Account GPOs or DCA Accounts

Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Allocation Methods

Portfolio Allocation Method (PAM):

•    This program will automatically allocate assets from the policyholder’s separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.

•    If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder’s current separate account values).

•    The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.

•    The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.

Current PAM Safe Fund: TA U.S. Government Securities

N/A

Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.

The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:

a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.

b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.

* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.

•   The policyholder does not have to take the entire MAWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant’s2 attained age at the time of the first withdrawal.

•   Starting with January 1st following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•   On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:

1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant’s2 attained age, and

2) The RMD amount for this policy for the current calendar year.

•   The policyholder does not have to take the entire MAWA in any year.

•   If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

Automatic Step-Up Benefit	N/A	N/A

Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Exercising Rider

“For Life” GMWB:

The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant’s death or 2) the “For Life” MRWA is zero.

“Principal Back” GMWB:

The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.

“GMAB”:

At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.

a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.

b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.

Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

  Qualifications:

– Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer’s or other forms of mental illness.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Rider Name	Living Benefit Rider 2004		Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)		RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.

The income benefit percentage is determined by the annuitant’s2 age at the time of the first withdrawal taken on or after January 1st following the annuitant’s2 59th birthday. The income benefit percentage is as follows:

	Year Rec’d	% Added to GFV
	1	100%
	2	90%
	3	80%	Age 1st WD	For Life WD%
	4	70%	55-58	0.0%
	5	60%	59-64	4.5%
	6-10	50%	65-69	5.0%
	10+	0%	70-74	5.5%
			75-79	6.0%
	At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.		80-84	6.5%
			85-89	7.0%
			90-94	7.5%
			95+	8.0%

			Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant’s2 age increases.

Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Rider Upgrade

•    May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.

•    Must be prior to the annuitant’s 86th birthday

•    An upgrade will reset the MRWA, TWB, MAWA and the GFV values.

•    Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•    Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.

•    Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.

•    An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.

•    Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•    Growth percentage will be the percentage available at the time of upgrade.

Rider Termination

•    The rider will be terminated upon policy surrender, annuitization or upgrade.

•    The policyholder must wait 5 years from the Rider Start Date to terminate.

•    After the five-year waiting period, the policyholder may terminate the rider at any time.

•    The rider will be terminated the date we receive written notice from you requesting termination.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each rider anniversary.

•    The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income ChoiceSM	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)
Purpose of Rider

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•    The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•    This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•    The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•    This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

Availability

•    Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•    Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•    Maximum of 2 living Joint Owners (with one being the Annuitant)

•    Cannot be added to a policy with other active GMLB or GMIB riders.

•    Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•    Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•    Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•    Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•    Maximum of 2 living Joint Owners (with one being the Annuitant)

•    Cannot be added to a policy with other active GMLB or GMIB riders.

•    Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•    Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Rider Name	Retirement Income ChoiceSM		Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)		RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)
Base Benefit and Optional Fees at issue	Percentage of WB. Additional option fees would be added to the base.		Percentage of WB. Additional option fees would be added to the base.
	Single Life		Single Life
	(prior to 11/4/13)		(1/19/09 - 11/3/13)
	Base Fee	0.60%	Base Fee	0.90%
	DB Fee	0.25%	DB Fee	0.25%
	IE Benefit Fee	0.15%	IE Benefit Fee	0.15%
	Joint Life		(11/10/08 - 1/18/09)
	(prior to 11/4/13)		Base Fee	0.75%
	Base Fee	0.90%	DB Fee	0.25%
	DB Fee	0.20%	IE Benefit Fee	0.15%
	IE Benefit Fee	0.30%	Joint Life
			(1/16/09 - 11/3/13)
			Base Fee	0.90%
			DB Fee	0.20%
			IE Benefit Fee	0.30%
			(11/10/08 - 1/18/09)
			Base Fee	0.75%
			DB Fee	0.20%
			IE Benefit Fee	0.30%

Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.		• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

Rider Name	Retirement Income ChoiceSM	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)

Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.

Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

American Funds - Bond Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA Aegon Money Market

TA Aegon Tactical Vanguard ETF - Balanced

TA Aegon Tactical Vanguard ETF - Conservative

TA Aegon Tactical Vanguard ETF - Growth

TA Aegon U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Moderate Growth

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA International Moderate Growth

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA Multi-Managed Balanced

TA PIMCO Real Return TIPS

TA PIMCO Total Return

TA Vanguard ETF - Balanced

TA Vanguard ETF - Conservative

TA Vanguard ETF - Growth

Fixed Account GPOs or DCA Accounts

Alliance Bernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

American Funds - Bond Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA Aegon Money Market

TA Aegon Tactical Vanguard ETF - Balanced

TA Aegon Tactical Vanguard ETF - Conservative

TA Aegon Tactical Vanguard ETF - Growth

TA Aegon U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Moderate Growth

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA International Moderate Growth

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA Multi-Managed Balanced

TA PIMCO Real Return TIPS

TA PIMCO Total Return

TA Vanguard ETF - Balanced

TA Vanguard ETF - Conservative

TA Vanguard ETF - Growth

Fixed Account GPOs or DCA Accounts

Allocation Methods	N/A	N/A

Rider Name	Retirement Income ChoiceSM		Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE)		RGMB 31 0708 (w/o IE)
	RGMB 29 0108 (with IE)		RGMB 33 0708 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.		The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.
	Age 1st WD	For Life WD%	Age 1st WD	Single Life WD%
	0-58	0.0%	0-58	0.0%
	59-69	5.0%	59-69	5.0%
	70-79	6.0%	70-79	6.0%
	80+	7.0%	80+	7.0%

•     Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•     On each rider anniversary, the RWA will be reset equal to the greater of:

    1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

    2)The RMD amount for this policy for the current calendar year.

•     The policyholder does not have to take the entire RWA in any year.

•     If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

			Age 1st WD	Joint Life WD%
			0-58	0.0%
			59-69	4.5%
			70-79	5.5%
			80+	6.5%

•     Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•     On each rider anniversary, the RWA will be reset equal to the greater of:

    1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

    2)The RMD amount for this policy for the current calendar year.

•     The policyholder does not have to take the entire RWA in any year.

•     If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

Rider Name	Retirement Income ChoiceSM	Retirement Income ChoiceSM with
Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)

Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:	On each rider anniversary, the WB will be set to the greatest of:

    1) The current WB:

    2) The policy value on the rider anniversary;

    3) The highest policy value on a rider monthiversarySM*; or

    4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

    1) The current WB:

    2) The policy value on the rider anniversary;

    3) The highest policy value on a rider monthiversarySM*; or

    4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have

been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.

	A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.	A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•    If the largest value is 1) or 4) above, this is not considered a step-up.

•    Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. - Must be in writing.

•    If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

•    If the largest value is 1) or 4) above, this is not considered a step-up.

•    Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. - Must be in writing.

•    If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

Rider Name	Retirement Income ChoiceSM	Retirement Income ChoiceSM with
Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE)	RGMB 31 0708 (w/o IE)
	RGMB 29 0108 (with IE)	RGMB 33 0708 (with IE)
Exercising Rider

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died. Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased). Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined. – Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator. – Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option:

If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Rider Name	Retirement Income ChoiceSM	Retirement Income ChoiceSM with
Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE)	RGMB 31 0708 (w/o IE)
	RGMB 29 0108 (with IE)	RGMB 33 0708 (with IE)
Income Benefit or Other Benefit Payout Considerations

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

Double Withdrawal Base Feature:

If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;

    1)the current WB; or

    2)premiums applied within 90 days of the rider date multiplied by 2.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Rider Name	Retirement Income ChoiceSM	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE)	RGMB 31 0708 (w/o IE)
	RGMB 29 0108 (with IE)	RGMB 33 0708 (with IE)

Rider Upgrade

•    Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•    Rider availability and fees may vary at time of upgrade

•    Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•    An upgrade will reset the WB, RDB, RWA and Income Benefit determination.

•    Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•    Growth percentage will be the percentage available at the time of upgrade.

•    Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•    Rider availability and fees may vary at time of upgrade

•    Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•    An upgrade will reset the WB, RDB, RWA and Income Benefit determination.

•    Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•    Growth percentage will be the percentage available at the time of upgrade.

Rider Termination

•    The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each successive 5th rider anniversary.

•    After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•    The rider will be terminated the date we receive written notice from you requesting termination.

•    The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each successive 5th rider anniversary.

•    After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•    The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Purpose of Rider

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•     The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•     This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•     The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•     This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees tiered withdrawals for the annuitant’s2 lifetime.

•     The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].

•     This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.

Availability

•     Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•     Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•     Maximum of 2 living Joint Owners (with one being the Annuitant)

•    Cannot be added to a policy with other active GMLB or GMIB riders.

•     Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•     Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•     Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•     Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•     Maximum of 2 living Joint Owners (with one being the Annuitant)

•     Cannot be added to a policy with other active GMLB or GMIB riders.

•     Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•     Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•     Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).

•     Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•     Maximum of 2 living Joint Owners (with one being the Annuitant)

•     Cannot be added to a policy with other active GMLB or GMIB riders.

•     Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•     Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]		Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)		RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)		RGMB 39 0110
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.		Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.		Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/13)
	Base Benefit Fees		Base Benefit Fees
	(2/21/11 - 11/3/13)		(12/12/11 - 11/3/13)
	Group A	1.40%	OAM Option	1.25%
	Group B	1.00%	Group A	1.55%
	Group C	0.45%	Group B	1.10%
	Additional option fees would be added to the base and are as follows:		Group C	0.70%
			Additional option fees would be added to the base and are as follows:
	DB Single Life	0.25%
	DB Joint Life	0.20%	DB Single Life	0.25%
	IE Single Life	0.15%	DB Joint Life	0.20%
	IE Joint Life	0.30%	IE Single Life	0.30%
	Base Benefit Fees		IE Joint Life	0.50%
	(9/21/09 - 2/201/11)		Base Benefit Fees
	Group A	1.25%	(2/21/11 - 12/11/11)
	Group B	0.90%	OAM Option	1.20%
	Group C	0.40%	Group A	1.40%
	Additional option fees would be added to the base and are as follows:		Group B	1.00%
			Group C	0.45%
			Additional option fees would be added to the base and are as follows:
	DB Single Life	0.25%
	DB Joint Life	0.20%
	IE Single Life	0.15%	DB Single Life	0.25%
	IE Joint Life	0.30%	DB Joint Life	0.20%
			IE Single Life	0.15%
			IE Joint Life	0.30%
			Base Benefit Fees
			(5/1/09 - 2/20/11)
			OAM Option	1.10%
			Group A	1.25%
			Group B	0.90%
			Group C	0.40%
			Additional option fees would be added to the base and are as follows:
			DB Single Life	0.25%
			DB Joint Life	0.20%
			IE Single Life	0.15%
			IE Joint Life	0.30%

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Fee Frequency

•    The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

•    Deducted at each rider quarter-versary in arrears during the accumulation phase.

•    The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.

•    A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.

•    The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.

•    The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

•    A pro-rated fee is deducted at the time the rider is terminated or upgraded.

•    The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

•    Deducted at each rider quarter-versary in arrears during the accumulation phase.

•    The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.

•    A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.

•    The base rider fee adjustment will be calculated using the same formula as the base rider fee.

•    The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

•    A pro-rated fee is deducted at the time the rider is terminated or upgraded.

•    The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

•    Deducted at each rider quarterversary in arrears during the accumulation phase.

•    The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.

•    The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

•    A pro-rated fee is assessed at the time of rider termination or full surrender.

Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate. The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate. The RDB does not reset due to the automatic step-up feature.	N/A

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110

Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed.

Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio American Funds - Asset Allocation Fund

Fidelity VIP Balanced Portfolio Franklin Templeton VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA Aegon Tactical Vanguard

ETF - Growth

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Multi-Managed Balanced TA Vanguard ETF - Growth Designated Allocation Group B

TA Aegon Tactical Vanguard ETF - Balanced

TA Asset Allocation - Moderate

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA Vanguard ETF - Balanced

Designated Allocation Group C

American Funds - Bond Fund

TA Aegon Money Market

TA Aegon Tactical Vanguard ETF - Conservative

TA Aegon U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Total Return

TA Vanguard ETF - Conservative Fixed Account

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio

American Funds - Asset Allocation Fund

Fidelity VIP Balanced Portfolio

Franklin Templeton

VIP Founding Funds Allocation Fund

GE Investments Total Return Fund

TA Aegon Tactical Vanguard ETF - Growth

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Janus Balanced

TA Legg Mason Dynamic Allocation - Growth

TA Multi-Managed Balanced

TA PIMCO Tactical - Growth

TA Vanguard ETF - Growth

Designated Allocation Group B

TA Aegon Tactical Vanguard ETF - Balanced TA Asset Allocation - Moderate

TA BlackRock Global Allocation

TA BlackRock Tactical Allocation

TA Legg Mason Dynamic Allocation - Balanced

TA Market Participation Strategy

TA PIMCO Tactical Balanced

TA Vanguard ETF - Balanced

Designated Allocation Group C

American Funds Bond Fund

TA Aegon Money Market

TA Aegon Tactical Vanguard ETF - Conservative

TA Aegon US Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Tactical - Conservative

TA PIMCO Total Return

TA Vanguard ETF - Conservative Fixed Account

American Funds Bond Fund

TA Aegon Money Market

TA Aegon Tactical Vanguard ETF - Conservative

TA Aegon U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JP Morgan Core Bond TA JP Morgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Tactical Conservative

TA PIMCO Total Return

TA Vanguard ETF - Conservative Fixed Account

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110

Allocation Methods	N/A

Open Allocation Method (OAM):

•     This program will automatically allocate assets from the policyholder’s separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.

•     If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder’s current separate account values).

•     The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.

•     The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.

Current OA Subaccount:

TA ProFund UltraBear

N/A

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]		Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)		RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)		RGMB 39 0110

Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Surrenders - Income Link” appendices for examples showing the effect of withdrawals on the WB.

	The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.		The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.

ILSD - This is the date the policy owner elects to begin receiving payments.

ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.

	Age 1st WD WD% 0-58 59-64 65-74 75+	Single Life 0.0% 4.0% 5.0% 6.0%	Age 1st WD WD% 0-58 59-64 65-79 80+	Single Life 0.0% 4.0% 5.0% 6.0%
	Age 1st WD 0-58 59-64 65-74 75+	Joint Life WD% 0.0% 3.5% 4.5% 5.5%	Age 1st WD 0-58 59-64 65-79 80 +	Joint Life WD% 0.0% 3.5% 4.5% 5.5%

NOTE: Prior to 2/1/2010 the age

bands regarding the withdrawal percentages above were as follows: 0-58 59-69 70-79 80+

•  Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•  On each rider anniversary, the RWA will be reset equal to the greater of:

1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

2) The RMD amount for this policy for the current calendar year.

•  The policyholder does not have to take the entire RWA in any year.

•  If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

NOTE: Prior to 2/1/2010 the age

bands regarding the withdrawal percentages above were as follows:

0-58 59-69 70-79 80+ - After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:

0-58 59-64 65-74 75+

•  Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•  On each rider anniversary, the RWA will be reset equal to the greater of:

1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

2) The RMD amount for this policy for the current calendar year.

•  The policyholder does not have to take the entire RWA in any year.

•  If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.

The withdrawal percentage is used

to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:

Single Life

5% for 7 years and 4% thereafter 6% for 6 years and 4% thereafter 7% for 5 years and 4% thereafter 8% for 4 years and 4% thereafter 9% for 3 years and 4% thereafter 10% for 2 years and 4% thereafter

Joint Life

4.5% for 7 years and 3.5% thereafter 5.5% for 6 years and 3.5%

thereafter 6.5% for 5 years and 3.5% thereafter 7.5% for 4 years and 3.5% thereafter 8.5% for 3 years and 3.5% thereafter 9.5% for 2 years and 3.5% thereafter

On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Automatic Step-Up Benefit

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary;

3) The highest policy value on a rider monthiversarySM*; or

4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•  If the largest value is 1) or 4) above, this is not considered a step-up.

•  Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•  If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary;

3) The highest policy value on a rider monthiversarySM*; or

4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•  If the largest value is 1) or 4) above, this is not considered a step-up.

•  Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•  If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary; or

3) The highest policy value on a rider monthiversarySM for the current rider year*

* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage.

•  Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•  If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Exercising Rider

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment. – Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Income Benefit or Other Benefit Payout Considerations

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Systematic Withdrawal Options:

1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.

2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.

3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.

4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.

Rider Upgrade

•  Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•  Rider availability and fees may vary at time of upgrade

•  Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•  An upgrade will reset the WB and RDB.

•  Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•  Growth percentage will be the percentage available at the time of upgrade.

•  Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

•  Rider availability and fees may vary at time of upgrade

•  Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•  An upgrade will reset the WB and RDB.

•  Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•  Growth percentage will be the percentage available at the time of upgrade.

•  No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.

•  New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.

•  Rider availability and fees are subject to what applies to the new rider being added.

Rider Name	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Rider Termination

•  The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•  The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•  The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•  Termination allowed within 30 day window following each successive 5th rider anniversary.

•  The rider will be terminated the date we receive written notice from you requesting termination.

•  After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•  The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•  The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•  The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•  Termination allowed within 30 day window following each successive 5th rider anniversary.

•  The rider will be terminated the date we receive written notice from you requesting termination.

•  After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•  The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•  The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•  The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•  Termination allowed at any time after the 5th rider anniversary.

•  The rider will be terminated the date we receive written notice from you requesting termination.

•  After termination, there is no wait period to re-add the rider, assuming the rider is still available.

1Rider form number may be found on the bottom left corner of your rider pages.

2If the rider’s Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant’s spouse.

3This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME LINKSM RIDER (NO LONGER

AVAILABLE)

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available) — (Continued)

Step \Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1. The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2. ($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount? $11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $11,111 = $ 88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?

$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

TRANSMERICA AXIOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2014

to the

Prospectus dated May 1, 2014

DELAWARE

For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please consult your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Retirement Income ChoiceSM 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.55% (on an annual basis) of the withdrawal base, which is charged quarterly, depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section in the prospectus:

Retirement Income ChoiceSM 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.6 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2013, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica AxiomSM Variable Annuity dated May 1, 2014

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Access Rider):

1 year	$1044
3 years	$2077
5 years	$3144
10 years	$6329

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Access Rider):

1 year	$594
3 years	$1807
5 years	$3054
10 years	$6329

If the policy is surrendered at the end of the applicable time period (with Access Rider):

1 year	$613
3 years	$1863
5 years	$3142
10 years	$6478

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Access Rider):

1 year	$613
3 years	$1863
5 years	$3142
10 years	$6478

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Retirement Income ChoiceSM 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.55%, 1.10% and 0.70% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Retirement Income MaxSM – Base Benefit – Withdrawal Percentage section in the prospectus:

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option	Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥ 80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instanced involving automatic step-ups.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Retirement Income MaxSM – Base Benefit – Growth section in the prospectus:

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Retirement Income ChoiceSM 1.6 – Base Benefit – Withdrawal Percentage section in the prospectus:

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option	Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instanced involving automatic step-ups.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Retirement Income ChoiceSM 1.6 – Base Benefit – Growth section in the prospectus:

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE section in the prospectus:

Living Benefit Rider	Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
Benefit:	Benefit:		Benefit:
• Provides:	• Provides:		• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Current Charge:	Current Charges:		Current Charge:
1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.		(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;
	For riders issued on or after

(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

	December 12, 2011	1.25%

	For riders issued prior to
	December 12, 2011	1.00%

Withdrawal Option:	Withdrawal Percentages (Single Life):		Withdrawal Percentages (Single Life):
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	For riders issued on or after		0-58 0.0%
	December 12, 2011.		59-64 4.0%
	0-58	0.0%	65-79 5.0%
	59-64	4.3%	80+ 6.0%
	65-79	5.3%
	80+	6.3%
	For riders issued prior to December 12, 2011.
	0-58	0.0%
	59-64	4.5%
	65-74	5.5%
	75+	6.5%
Withdrawal Option:	Withdrawal Percentages (Joint Life):		Withdrawal Percentages (Joint Life):
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	For riders issued on or after		0-58 0.0%
	December 12, 2011		59-64 3.5%
	0-58	0.0%	65-79 4.5%
	59-64	3.8%	80+ 5.5%
	65-79	4.8%
	80+	5.8%
	For riders issued prior to December 12, 2011
	0-58	0.0%
	59-64	4.1%
	65-74	5.1%
	75+	6.1%

TRANSMERICA AXIOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2014

to the

Prospectus dated May 1, 2014

MINNESOTA

For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please consult your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Retirement Income ChoiceSM 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.55% (on an annual basis) of the withdrawal base, which is charged quarterly, depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section in the prospectus:

Retirement Income ChoiceSM 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.6 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2013, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica AxiomSM Variable Annuity dated May 1, 2014

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Access Rider):

1 year	$1044
3 years	$2077
5 years	$3144
10 years	$6329

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Access Rider):

1 year	$594
3 years	$1807
5 years	$3054
10 years	$6329

If the policy is surrendered at the end of the applicable time period (with Access Rider):

1 year	$613
3 years	$1863
5 years	$3142
10 years	$6478

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Access Rider):

1 year	$613
3 years	$1863
5 years	$3142
10 years	$6478

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Retirement Income ChoiceSM 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.55%, 1.10% and 0.70% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Retirement Income ChoiceSM 1.6 – Base Benefit – Withdrawal Percentage section in the prospectus:

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option	Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instanced involving automatic step-ups.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the Retirement Income ChoiceSM 1.6 – Base Benefit – Growth section in the prospectus:

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE section in the prospectus:

Living Benefit Rider	Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
Benefit:	Benefit:		Benefit:
• Provides:	• Provides:		• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawals have occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

	For riders issued on or after
	May 1, 2014	5.5%
	For riders issued prior to
	May 1, 2014	5.0%

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Current Charge:	Current Charges:		Current Charge:

1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.

For riders issued on or after

December 12, 2011                                 1.25%

For riders issued prior to

December 12, 2011                                 1.00%

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

Withdrawal Option:	Withdrawal Percentages (Single Life):	Withdrawal Percentages (Single Life):
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	For riders issued on or after	0-58 0.0%
	December 12, 2011.	59-64 4.0%
	0-58 0.0%	65-79 5.0%
	59-64 4.3%	80+ 6.0%
65-79 5.3%
80+ 6.3%
For riders issued prior to
December 12, 2011.
0-58 0.0%
59-64 4.5%
65-74 5.5%
75+ 6.5%
Withdrawal Option:	Withdrawal Percentages (Joint Life):	Withdrawal Percentages (Joint Life):
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	For riders issued on or after	0-58 0.0%
	May 1, 2014	59-64 3.5%
	0-58 0.0%	65-79 4.5%
	59-64 4.0%	80+ 5.5%
65-79 5.0%
80+ 6.0%
For riders issued between December 12,
2011 and April 30, 2014
0-58 0.0%
59-64 3.8%
65-79 4.8%
80+ 5.8%
For riders issued prior to
December 12, 2011
0-58 0.0%
59-64 4.1%
65-74 5.1%
75+ 6.1%

TRANSMERICA AXIOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2014

to the

Prospectus dated May 1, 2014

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica AxiomSM Variable Annuity dated May 1, 2014

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA AXIOMSM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Axiom SM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2014, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2014

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment Form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

3

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus

—	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

—	interest credited in the fixed account; plus

—	accumulated gains in the separate account; minus

—	accumulated losses in the separate account; minus

—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

4

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.” If the Access Rider is elected, the surrender charge percentage is zero.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

Entire Contract

The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

6

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.

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Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

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Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

E mployee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on

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those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A=	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

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D=	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E=	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.80% on an annual basis; On a daily basis, this equals 0.000048878.

Then, the net investment factor =	(11.57 + 0 – 0) - 0.000048878 = Z = 1.014863403
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value=A * B

Where:

A=	The accumulation unit value for the immediately preceding valuation period. Assume = $X

B=	The net investment factor for the current valuation period. Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A=	annuity unit value for the immediately preceding valuation period.
Assume = $X

B=	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C=	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

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Where:

A=	The adjusted policy value as of the annuity commencement date.
Assume = $X

B=	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A=	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B=	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

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Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 -1

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

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The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF US

We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

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ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2013, 2012 and 2011 the amounts paid to TCI in connection with all policies sold through the separate account were $40,203,273, $57,215,460 and $45,804,966, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

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VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

20

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2013 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica AxiomSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

21

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

Subaccount		Separate Account Expense 2.00%
	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2013	$1.399856	$1.592625	0.000
Subaccount inception date November 10, 2008	2012	$1.262014	$1.399856	0
	2011	$1.330376	$1.262014	0
	2010	$1.232706	$1.330376	0
	2009	$1.012300	$1.232706	0
	2008	$1.000000	$1.012300	0
American Funds - Asset Allocation Fund - Class 2	2013	$1.246157	$1.506733	0.000
Subaccount inception date November 19, 2009	2012	$1.097305	$1.246157	0
	2011	$1.108122	$1.097305	0
	2010	$1.007586	$1.108122	0
	2009	$0.989768	$1.007586	0
American Funds - Bond Fund - Class 2	2013	$1.104093	$1.055974	0.000
Subaccount inception date November 19, 2009	2012	$1.072026	$1.104093	0
	2011	$1.033538	$1.072026	0
	2010	$0.993302	$1.033538	0
	2009	$1.000889	$0.993302	0
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.102363	$1.289153	150,415.024
Subaccount inception date May 1, 2008	2012	$0.979368	$1.102363	150,415
	2011	$1.038655	$0.979368	150,415
	2010	$0.899667	$1.038655	150,415
	2009	$0.663418	$0.899667	132,907
	2008	$1.000000	$0.663418	0
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.475758	$1.786825	134,771.419
Subaccount inception date November 10, 2008	2012	$1.309051	$1.475758	156,089
	2011	$1.359873	$1.309051	156,089
	2010	$1.260066	$1.359873	108,381
	2009	$0.989628	$1.260066	22,153
	2008	$1.000000	$0.989628	0
GE Investments Total Return Fund - Class 3(3)	2013	$1.117951	$1.254053	0.000
Subaccount inception date November 19, 2009	2012	$1.017960	$1.117951	0
	2011	$1.073573	$1.017960	0
	2010	$1.003223	$1.073573	0
	2009	$0.988800	$1.003223	0
TA Aegon Money Market - Service Class	2013	$0.924372	$0.906291	30,331.314
Subaccount inception date July 31, 2006	2012	$0.942912	$0.924372	46,505
	2011	$0.961668	$0.942912	62,253
	2010	$0.980852	$0.961668	0
	2009	$1.000350	$0.980852	0
	2008	$1.000000	$1.000350	0
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.051939	$1.104228	0.000
Subaccount inception date December 9, 2011	2012	$1.004951	$1.051939	0
	2011	$1.000000	$1.004951	0

22

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 2.00%
	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class	2013	$1.162397	$1.111266	0.000
Subaccount inception date July 31, 2006	2012	$1.130756	$1.162397	0
	2011	$1.074983	$1.130756	0
	2010	$1.052048	$1.074983	0
	2009	$1.029863	$1.052048	18,022
	2008	$1.000000	$1.029863	0
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$1.082681	$1.134550	0.000
Subaccount inception date August 16, 2010	2012	$1.043946	$1.082681	0
	2011	$1.047347	$1.043946	0
	2010	$1.000000	$1.047347	0
TA Asset Allocation - Conservative - Service Class	2013	$1.092260	$1.168198	0.000
Subaccount inception date July 31, 2006	2012	$1.039426	$1.092260	49,691
	2011	$1.035752	$1.039426	52,036
	2010	$0.971846	$1.035752	54,404
	2009	$0.793632	$0.971846	56,794
	2008	$1.000000	$0.793632	56,794
TA Asset Allocation - Moderate - Service Class	2013	$1.073921	$1.192197	571,921.263
Subaccount inception date July 31, 2006	2012	$1.004040	$1.073921	572,885
	2011	$1.021086	$1.004040	576,317
	2010	$0.945637	$1.021086	579,778
	2009	$0.764313	$0.945637	703,080
	2008	$1.000000	$0.764313	238,838
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.025058	$1.196333	295,600.989
Subaccount inception date July 31, 2006	2012	$0.947385	$1.025058	296,160
	2011	$0.988803	$0.947385	299,391
	2010	$0.897275	$0.988803	284,006
	2009	$0.715742	$0.897275	230,121
	2008	$1.000000	$0.715742	64,539
TA International Moderate Growth - Service Class	2013	$0.937459	$1.033642	92,173.822
Subaccount inception date July 31, 2006	2012	$0.850179	$0.937459	92,174
	2011	$0.937818	$0.850179	92,174
	2010	$0.867701	$0.937818	92,174
	2009	$0.684342	$0.867701	81,198
	2008	$1.000000	$0.684342	0
TA Multi-Managed Balanced - Service Class	2013	$1.231467	$1.421684	77,954.291
Subaccount inception date July 31, 2006	2012	$1.117668	$1.231467	0
	2011	$1.098750	$1.117668	0
	2010	$0.904641	$1.098750	0
	2009	$0.732685	$0.904641	0
	2008	$1.000000	$0.732685	0
TA PIMCO Total Return - Service Class	2013	$1.192976	$1.137242	47,566.958
Subaccount inception date July 31, 2006	2012	$1.133922	$1.192976	60,530
	2011	$1.091606	$1.133922	62,530
	2010	$1.041225	$1.091606	162,725
	2009	$0.917520	$1.041225	85,021
	2008	$1.000000	$0.917520	48,428
TA Vanguard ETF - Balanced - Service Class	2013	$1.068293	$1.167073	0.000
Subaccount inception date May 1, 2008	2012	$1.005354	$1.068293	0
	2011	$1.010594	$1.005354	0
	2010	$0.931235	$1.010594	0
	2009	$0.815125	$0.931235	0
	2008	$1.000000	$0.815125	0

23

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 2.00%
	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class	2013	$1.131562	$1.192236	0.000
Subaccount inception date November 19, 2009	2012	$1.082666	$1.131562	0
	2011	$1.070290	$1.082666	0
	2010	$0.997673	$1.070290	0
	2009	$0.999946	$0.997673	0
TA Vanguard ETF - Growth - Service Class	2013	$1.020265	$1.188116	366,540.119
Subaccount inception date May 1, 2008	2012	$0.932973	$1.020265	307,209
	2011	$0.962507	$0.932973	307,209
	2010	$0.868778	$0.962507	307,209
	2009	$0.719388	$0.868778	270,694
	2008	$1.000000	$0.719388	0

Subaccount		Separate Account Expense 1.80%
	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2013	$1.411267	$1.608752	95,731.407
Subaccount inception date November 10, 2008	2012	$1.269795	$1.411267	95,731
	2011	$1.335965	$1.269795	95,731
	2010	$1.235456	$1.335965	95,731
	2009	$1.012578	$1.235456	84,587
	2008	$1.000000	$1.012578	0
American Funds - Asset Allocation Fund - Class 2(4)	2013	$1.253785	$1.518910	73,604.601
Subaccount inception date November 19, 2009	2012	$1.101851	$1.253785	73,605
	2011	$1.110539	$1.101851	73,605
	2010	$1.007817	$1.110539	73,605
	2009	$0.989774	$1.007817	0
American Funds - Bond Fund - Class 2(4)	2013	$1.110897	$1.064558	0.000
Subaccount inception date November 19, 2009	2012	$1.076491	$1.110897	0
	2011	$1.035813	$1.076491	0
	2010	$0.993531	$1.035813	0
	2009	$1.000895	$0.993531	0
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.112499	$1.303562	70,883.591
Subaccount inception date May 1, 2008	2012	$0.986432	$1.112499	70,884
	2011	$1.044104	$0.986432	70,884
	2010	$0.902620	$1.044104	70,884
	2009	$0.664291	$0.902620	55,804
	2008	$1.000000	$0.664291	0
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.487796	$1.804938	168,496.608
Subaccount inception date November 10, 2008	2012	$1.317132	$1.487796	202,409
	2011	$1.365595	$1.317132	202,409
	2010	$1.262890	$1.365595	202,409
	2009	$0.989903	$1.262890	138,528
	2008	$1.000000	$0.989903	0
GE Investments Total Return Fund - Class 3(3)	2013	$1.124799	$1.264203	0.000
Subaccount inception date November 19, 2009	2012	$1.022183	$1.124799	0
	2011	$1.075922	$1.022183	0
	2010	$1.003453	$1.075922	0
	2009	$0.988806	$1.003453	0

24

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.80%
	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Money Market - Service Class	2013	$0.933363	$0.916924	40,005.738
Subaccount inception date July 31, 2006	2012	$0.950228	$0.933363	422,139
	2011	$0.967245	$0.950228	422,139
	2010	$0.984612	$0.967245	422,139
	2009	$1.002197	$0.984612	506,266
	2008	$1.000000	$1.002197	191,272
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.054133	$1.108721	6,237.461
Subaccount inception date December 9, 2011	2012	$1.005064	$1.054133	0
	2011	$1.000000	$1.005064	0
TA Aegon U.S. Government Securities - Service Class	2013	$1.173715	$1.124289	0.000
Subaccount inception date July 31, 2006	2012	$1.139521	$1.173715	0
	2011	$1.081207	$1.139521	0
	2010	$1.056063	$1.081207	0
	2009	$1.031771	$1.056063	0
	2008	$1.000000	$1.031771	0
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$1.087756	$1.142117	0.000
Subaccount inception date August 16, 2010	2012	$1.046767	$1.087756	0
	2011	$1.048115	$1.046767	0
	2010	$1.000000	$1.048115	0
TA Asset Allocation - Conservative - Service Class	2013	$1.102901	$1.181892	1,643,861.195
Subaccount inception date July 31, 2006	2012	$1.047484	$1.102901	1,792,739
	2011	$1.041740	$1.047484	1,813,765
	2010	$0.975547	$1.041740	1,790,716
	2009	$0.795097	$0.975547	1,785,498
	2008	$1.000000	$0.795097	650,225
TA Asset Allocation - Moderate - Service Class	2013	$1.084387	$1.206177	2,896,762.934
Subaccount inception date July 31, 2006	2012	$1.011822	$1.084387	2,744,569
	2011	$1.026996	$1.011822	2,629,030
	2010	$0.949239	$1.026996	2,642,669
	2009	$0.765724	$0.949239	2,470,963
	2008	$1.000000	$0.765724	756,110
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.035059	$1.210390	6,283,840.578
Subaccount inception date July 31, 2006	2012	$0.954744	$1.035059	5,873,372
	2011	$0.994534	$0.954744	5,934,255
	2010	$0.900700	$0.994534	5,910,667
	2009	$0.717068	$0.900700	5,843,852
	2008	$1.000000	$0.717068	2,354,352
TA International Moderate Growth - Service Class	2013	$0.946592	$1.045762	1,099,122.849
Subaccount inception date July 31, 2006	2012	$0.856776	$0.946592	1,093,842
	2011	$0.943254	$0.856776	1,099,771
	2010	$0.871009	$0.943254	1,139,563
	2009	$0.685608	$0.871009	1,275,587
	2008	$1.000000	$0.685608	435,380
TA Multi-Managed Balanced - Service Class	2013	$1.243447	$1.438331	381,619.452
Subaccount inception date July 31, 2006	2012	$1.126323	$1.243447	407,231
	2011	$1.105103	$1.126323	410,422
	2010	$0.908102	$1.105103	417,464
	2009	$0.734044	$0.908102	422,203
	2008	$1.000000	$0.734044	30,247

25

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.80%
	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2013	$1.204622	$1.150609	1,087,198.857
Subaccount inception date July 31, 2006	2012	$1.142734	$1.204622	1,124,716
	2011	$1.097942	$1.142734	1,128,943
	2010	$1.045205	$1.097942	1,132,410
	2009	$0.919227	$1.045205	1,181,762
	2008	$1.000000	$0.919227	79,342
TA Vanguard ETF - Balanced - Service Class	2013	$1.078133	$1.180148	874,423.705
Subaccount inception date May 1, 2008	2012	$1.012608	$1.078133	804,854
	2011	$1.015898	$1.012608	950,429
	2010	$0.934286	$1.015898	950,304
	2009	$0.816191	$0.934286	863,769
	2008	$1.000000	$0.816191	19,434
TA Vanguard ETF - Conservative - Service Class	2013	$1.138517	$1.201927	28,289.651
Subaccount inception date November 19, 2009	2012	$1.087169	$1.138517	9,460
	2011	$1.072639	$1.087169	9,512
	2010	$0.997901	$1.072639	9,565
	2009	$0.999951	$0.997901	0
TA Vanguard ETF - Growth - Service Class	2013	$1.029644	$1.201404	3,073,289.177
Subaccount inception date May 1, 2008	2012	$0.939702	$1.029644	2,962,417
	2011	$0.967555	$0.939702	3,230,990
	2010	$0.871619	$0.967555	3,242,729
	2009	$0.720336	$0.871619	3,502,727
	2008	$1.000000	$0.720336	144,651

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2013	$1.425679	$1.629162	19,767.268
Subaccount inception date November 10, 2008	2012	$1.279599	$1.425679	11,187
	2011	$1.342988	$1.279599	11,318
	2010	$1.238923	$1.342988	1,335
	2009	$1.012924	$1.238923	1,315
	2008	$1.000000	$1.012924	0
AllianceBernstein Growth and Income Portfolio - Class B	2013	$1.032908	$1.369008	1,467.868
Subaccount inception date July 31, 2006	2012	$0.894717	$1.032908	1,053
	2011	$0.856561	$0.894717	0
	2010	$0.771139	$0.856561	0
	2009	$0.650681	$0.771139	0
	2008	$1.000000	$0.650681	0
AllianceBernstein Large Cap Growth Portfolio - Class B	2013	$1.083679	$1.461969	7,384.817
Subaccount inception date July 31, 2006	2012	$0.943040	$1.083679	7,833
	2011	$0.994964	$0.943040	7,873
	2010	$0.919934	$0.994964	0
	2009	$0.681360	$0.919934	0
	2008	$1.000000	$0.681360	0
American Funds - Asset Allocation Fund - Class 2(4)	2013	$1.263418	$1.534342	139,781.357
Subaccount inception date November 19, 2009	2012	$1.107581	$1.263418	71,484
	2011	$1.113586	$1.107581	1,815
	2010	$1.008106	$1.113586	0
	2009	$0.989780	$1.008106	0

26

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond Fund - Class 2(4)	2013	$1.119407	$1.075355	0.000
Subaccount inception date November 19, 2009	2012	$1.082068	$1.119407	0
	2011	$1.038634	$1.082068	0
	2010	$0.993818	$1.038634	0
	2009	$1.000901	$0.993818	0
American Funds - Growth Fund - Class 2(4)	2013	$1.271349	$1.624008	18,568.491
Subaccount inception date November 19, 2009	2012	$1.098460	$1.271349	18,789
	2011	$1.168721	$1.098460	0
	2010	$1.002963	$1.168721	0
	2009	$0.986483	$1.002963	0
American Funds - Growth-Income Fund - Class 2(4)	2013	$1.226434	$1.607557	76,485.557
Subaccount inception date November 19, 2009	2012	$1.063351	$1.226434	76,708
	2011	$1.103175	$1.063351	167,000
	2010	$1.008352	$1.103175	101,914
	2009	$0.986805	$1.008352	0
American Funds - International Fund - Class 2(4)	2013	$1.009425	$1.205517	40,772.573
Subaccount inception date November 19, 2009	2012	$0.872042	$1.009425	40,773
	2011	$1.032313	$0.872042	125,217
	2010	$0.980473	$1.032313	71,245
	2009	$0.982914	$0.980473	0
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.125360	$1.321867	150,821.763
Subaccount inception date May 1, 2008	2012	$0.995374	$1.125360	124,109
	2011	$1.050978	$0.995374	20,601
	2010	$0.906333	$1.050978	3,487
	2009	$0.665388	$0.906333	3,595
	2008	$1.000000	$0.665388	0
Fidelity VIP Contrafund ® Portfolio - Service Class 2	2013	$1.080028	$1.392753	100,659.232
Subaccount inception date July 31, 2006	2012	$0.944419	$1.080028	103,736
	2011	$0.986500	$0.944419	56,399
	2010	$0.856753	$0.986500	66,110
	2009	$0.642238	$0.856753	18,702
	2008	$1.000000	$0.642238	0
Fidelity VIP Equity-Income Portfolio - Service Class 2	2013	$1.054107	$1.326873	0.000
Subaccount inception date July 31, 2006	2012	$0.914553	$1.054107	0
	2011	$0.922659	$0.914553	0
	2010	$0.815325	$0.922659	0
	2009	$0.637459	$0.815325	0
	2008	$1.000000	$0.637459	0
Fidelity VIP Growth Portfolio - Service Class 2	2013	$1.013913	$1.357898	0.000
Subaccount inception date July 31, 2006	2012	$0.900082	$1.013913	0
	2011	$0.914303	$0.900082	0
	2010	$0.749602	$0.914303	0
	2009	$0.594860	$0.749602	0
	2008	$1.000000	$0.594860	0
Fidelity VIP Mid Cap Portfolio - Service Class 2	2013	$1.160262	$1.552382	3,241.193
Subaccount inception date July 31, 2006	2012	$1.028558	$1.160262	2,924
	2011	$1.171622	$1.028558	8,084
	2010	$0.925373	$1.171622	0
	2009	$0.672421	$0.925373	0
	2008	$1.000000	$0.672421	0

27

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio - Service Class 2	2013	$1.208341	$1.549070	0.000
Subaccount inception date July 31, 2006	2012	$0.965777	$1.208341	0
	2011	$1.078157	$0.965777	0
	2010	$0.866610	$1.078157	8,404
	2009	$0.559987	$0.866610	18,408
	2008	$1.000000	$0.559987	0
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.503013	$1.827871	42,956.869
Subaccount inception date November 10, 2008	2012	$1.327324	$1.503013	43,382
	2011	$1.372792	$1.327324	15,419
	2010	$1.266432	$1.372792	999
	2009	$0.990241	$1.266432	973
	2008	$1.000000	$0.990241	0
Franklin Income VIP Fund - Class 2	2013	$1.210302	$1.357994	55,291.947
Subaccount inception date May 1, 2007	2012	$1.091102	$1.210302	55,606
	2011	$1.082172	$1.091102	54,885
	2010	$0.975338	$1.082172	22,146
	2009	$0.730445	$0.975338	49,747
	2008	$1.000000	$0.730445	0
Franklin Mutual Shares VIP Fund - Class 2	2013	$1.017787	$1.285509	33,671.459
Subaccount inception date May 1, 2007	2012	$0.904772	$1.017787	33,671
	2011	$0.928445	$0.904772	87,945
	2010	$0.847911	$0.928445	68,297
	2009	$0.683117	$0.847911	18,748
	2008	$1.000000	$0.683117	0
GE Investments Total Return Fund - Class 3(3)	2013	$1.133440	$1.277051	36,058.897
Subaccount inception date November 19, 2009	2012	$1.027497	$1.133440	20,683
	2011	$1.078878	$1.027497	0
	2010	$1.003744	$1.078878	0
	2009	$0.988812	$1.003744	0
Invesco V.I. American Franchise Fund - Series II Shares	2013	$0.963057	$1.325774	0.000
Subaccount inception date April 27, 2012	2012	$1.000000	$0.963057	0
Invesco V.I. Value Opportunities Fund - Series II Shares	2013	$0.896325	$1.176319	21,473.972
Subaccount inception date July 31, 2006	2012	$0.773692	$0.896325	21,474
	2011	$0.813271	$0.773692	21,474
	2010	$0.772236	$0.813271	22,464
	2009	$0.530807	$0.772236	0
	2008	$1.000000	$0.530807	0
Janus Aspen - Enterprise Portfolio - Service Shares	2013	$1.248463	$1.623304	0.000
Subaccount inception date July 31, 2006	2012	$1.083804	$1.248463	0
	2011	$1.119064	$1.083804	0
	2010	$0.905360	$1.119064	0
	2009	$0.636509	$0.905360	0
	2008	$1.000000	$0.636509	0
Janus Aspen - Global Research Portfolio - Service Shares	2013	$0.947318	$1.194788	3,785.030
Subaccount inception date July 31, 2006	2012	$0.802662	$0.947318	3,838
	2011	$0.947650	$0.802662	10,116
	2010	$0.833045	$0.947650	0
	2009	$0.615674	$0.833045	0
	2008	$1.000000	$0.615674	0

28

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series - Service Class	2013	$1.545021	$2.148567	14,951.464
Subaccount inception date July 31, 2006	2012	$1.297868	$1.545021	15,129
	2011	$1.472478	$1.297868	0
	2010	$1.099962	$1.472478	0
	2009	$0.685619	$1.099962	0
	2008	$1.000000	$0.685619	0
MFS ® Total Return Series - Service Class	2013	$1.106392	$1.293663	0.000
Subaccount inception date July 31, 2006	2012	$1.012888	$1.106392	0
	2011	$1.012503	$1.012888	0
	2010	$0.937855	$1.012503	0
	2009	$0.808997	$0.937855	0
	2008	$1.000000	$0.808997	0
Templeton Foreign VIP Fund - Class 2	2013	$0.974651	$1.180240	36,698.865
Subaccount inception date May 1, 2007	2012	$0.837189	$0.974651	36,699
	2011	$0.951316	$0.837189	0
	2010	$0.891143	$0.951316	8,917
	2009	$0.660350	$0.891143	17,699
	2008	$1.000000	$0.660350	0
TA Aegon High Yield Bond - Service Class	2013	$1.431867	$1.499232	0.000
Subaccount inception date July 31, 2006	2012	$1.241809	$1.431867	0
	2011	$1.206290	$1.241809	0
	2010	$1.092091	$1.206290	0
	2009	$0.755156	$1.092091	0
	2008	$1.000000	$0.755156	0
TA Aegon Money Market - Service Class	2013	$0.944779	$0.930420	1,087,507.985
Subaccount inception date July 31, 2006	2012	$0.959457	$0.944779	1,222,062
	2011	$0.974252	$0.959457	805,900
	2010	$0.989272	$0.974252	888,523
	2009	$1.004520	$0.989272	0
	2008	$1.000000	$1.004520	10,946
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2013	$1.023855	$1.120291	146,145.793
Subaccount inception date May 2, 2011	2012	$0.960147	$1.023855	44,539
	2011	$1.000000	$0.960147	0
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.030348	$1.086369	3,543.481
Subaccount inception date May 2, 2011	2012	$0.979952	$1.030348	4,480
	2011	$1.000000	$0.979952	10,138
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2013	$1.004652	$1.152626	924,504.089
Subaccount inception date May 2, 2011	2012	$0.919566	$1.004652	266,723
	2011	$1.000000	$0.919566	347,422
TA Aegon U.S. Government Securities - Service Class	2013	$1.188076	$1.140852	60,123.423
Subaccount inception date July 31, 2006	2012	$1.150613	$1.188076	93,702
	2011	$1.089055	$1.150613	98,840
	2010	$1.061109	$1.089055	78,241
	2009	$1.034155	$1.061109	58,410
	2008	$1.000000	$1.034155	117,734
PAM TA Aegon U.S. Government Securities - Service Class	2013	$1.188076	$1.140852	0.000
Subaccount inception date July 31, 2006	2012	$1.150613	$1.188076	0
	2011	$1.089055	$1.150613	0
	2010	$1.061109	$1.089055	0
	2009	$1.034155	$1.061109	0
	2008	$1.000000	$1.034155	0

29

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$0.993468	$1.045688	383,942.051
Subaccount inception date July 31, 2006	2012	$0.953672	$0.993468	383,059
	2011	$0.952557	$0.953672	27,657
	2010	$0.886219	$0.952557	0
	2009	$0.686125	$0.886219	0
	2008	$1.000000	$0.686125	0
TA Asset Allocation - Conservative - Service Class	2013	$1.116393	$1.199290	188,085.332
Subaccount inception date July 31, 2006	2012	$1.057680	$1.116393	221,881
	2011	$1.049304	$1.057680	128,747
	2010	$0.980219	$1.049304	177,116
	2009	$0.796946	$0.980219	96,812
	2008	$1.000000	$0.796946	86,721
TA Asset Allocation - Growth - Service Class	2013	$0.988814	$1.230681	21,422.151
Subaccount inception date July 31, 2006	2012	$0.893511	$0.988814	18,030
	2011	$0.962127	$0.893511	0
	2010	$0.852200	$0.962127	0
	2009	$0.668041	$0.852200	0
	2008	$1.000000	$0.668041	0
TA Asset Allocation - Moderate - Service Class	2013	$1.097634	$1.223921	2,391,128.743
Subaccount inception date July 31, 2006	2012	$1.021653	$1.097634	2,633,133
	2011	$1.034439	$1.021653	2,628,835
	2010	$0.953778	$1.034439	2,658,392
	2009	$0.767498	$0.953778	2,376,198
	2008	$1.000000	$0.767498	923,736
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.047729	$1.228210	2,433,960.505
Subaccount inception date July 31, 2006	2012	$0.964043	$1.047729	3,775,071
	2011	$1.001760	$0.964043	3,949,654
	2010	$0.905022	$1.001760	3,435,754
	2009	$0.718729	$0.905022	3,171,774
	2008	$1.000000	$0.718729	853,690
TA Barrow Hanley Dividend Focused - Service Class	2013	$0.983729	$1.258634	59,540.257
Subaccount inception date July 31, 2006	2012	$0.896259	$0.983729	64,323
	2011	$0.888297	$0.896259	47,993
	2010	$0.818937	$0.888297	60,496
	2009	$0.731333	$0.818937	38,368
	2008	$1.000000	$0.731333	0
TA BlackRock Global Allocation - Service Class(1)	2013	$1.329572	$1.496765	3,002,492.645
Subaccount inception date May 1, 2009	2012	$1.229001	$1.329572	2,990,057
	2011	$1.298946	$1.229001	2,637,445
	2010	$1.202788	$1.298946	1,823,876
	2009	$1.000000	$1.202788	901
TA BlackRock Tactical Allocation - Service Class(5)	2013	$1.462726	$1.618211	597,130.123
Subaccount inception date May 1, 2009	2012	$1.350308	$1.462726	475,780
	2011	$1.321717	$1.350308	27,139
	2010	$1.206547	$1.321717	22,321
	2009	$1.000000	$1.206547	1,346
TA Clarion Global Real Estate Securities - Service Class	2013	$1.071865	$1.094639	9,608.214
Subaccount inception date July 31, 2006	2012	$0.871002	$1.071865	6,443
	2011	$0.941026	$0.871002	0
	2010	$0.828801	$0.941026	0
	2009	$0.632796	$0.828801	0
	2008	$1.000000	$0.632796	0

30

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
TA Hanlon Income - Service Class(5)	2013	$1.021803	$1.035755	0.000
Subaccount inception date November 19, 2009	2012	$1.002936	$1.021803	0
	2011	$0.989468	$1.002936	61,416
	2010	$1.003628	$0.989468	121,838
	2009	$0.999958	$1.003628	0
TA International Moderate Growth - Service Class	2013	$0.958174	$1.061162	217,011.086
Subaccount inception date July 31, 2006	2012	$0.865117	$0.958174	211,516
	2011	$0.950094	$0.865117	251,858
	2010	$0.875177	$0.950094	74,489
	2009	$0.687197	$0.875177	237,618
	2008	$1.000000	$0.687197	134,506
TA Janus Balanced - Service Class	2013	$0.973748	$1.141264	33,505.808
Subaccount inception date November 19, 2009	2012	$0.879039	$0.973748	20,941
	2011	$1.000840	$0.879039	62,530
	2010	$0.985787	$1.000840	37,602
	2009	$0.986574	$0.985787	0
TA Jennison Growth - Service Class	2013	$1.188431	$1.606808	21,280.224
Subaccount inception date July 31, 2006	2012	$1.045785	$1.188431	21,597
	2011	$1.070213	$1.045785	0
	2010	$0.970571	$1.070213	0
	2009	$0.700561	$0.970571	0
	2008	$1.000000	$0.700561	0
TA JPMorgan Core Bond - Service Class	2013	$1.076447	$1.037452	9,492.079
Subaccount inception date May 2, 2011	2012	$1.043595	$1.076447	560,956
	2011	$1.000000	$1.043595	8,249
TA JPMorgan Enhanced Index - Service Class	2013	$1.125620	$1.464644	0.000
Subaccount inception date July 31, 2006	2012	$0.984665	$1.125620	0
	2011	$0.995172	$0.984665	0
	2010	$0.879896	$0.995172	0
	2009	$0.690972	$0.879896	0
	2008	$1.000000	$0.690972	0
TA JPMorgan Mid Cap Value - Service Class	2013	$1.476936	$1.912054	26,466.403
Subaccount inception date November 19, 2009	2012	$1.247505	$1.476936	25,686
	2011	$1.245265	$1.247505	73,237
	2010	$1.029587	$1.245265	45,804
	2009	$0.985157	$1.029587	0
TA JPMorgan Tactical Allocation - Service Class	2013	$1.052690	$1.091470	757,016.838
Subaccount inception date May 2, 2011	2012	$0.994783	$1.052690	446,126
	2011	$1.000000	$0.994783	295,509
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2013	$1.008581	$1.086300	144,501.054
Subaccount inception date May 1, 2012	2012	$1.000000	$1.008581	29,477
TA Legg Mason Dynamic Allocation - Growth - Service Class	2013	$1.003629	$1.142576	292,856.795
Subaccount inception date May 1, 2012	2012	$1.000000	$1.003629	0
TA Market Participation Strategy - Service Class	2013	$0.989610	$1.113805	581.371
Subaccount inception date September 17, 2012	2012	$1.000000	$0.989610	0
TA MFS International Equity - Service Class	2013	$1.071541	$1.242671	41,580.735
Subaccount inception date July 31, 2006	2012	$0.892917	$1.071541	43,020
	2011	$1.009931	$0.892917	47,393
	2010	$0.929764	$1.009931	35,760
	2009	$0.714003	$0.929764	0
	2008	$1.000000	$0.714003	0

31

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2013	$1.138867	$1.658530	20,157.100
Subaccount inception date July 31, 2006	2012	$1.003959	$1.138867	21,510
	2011	$1.084419	$1.003959	19,656
	2010	$0.866511	$1.084419	0
	2009	$0.689795	$0.866511	0
	2008	$1.000000	$0.689795	0
TA Morgan Stanley Mid Cap Growth - Service Class	2013	$1.246072	$1.703491	2,017.291
Subaccount inception date July 31, 2006	2012	$1.163399	$1.246072	783
	2011	$1.269200	$1.163399	0
	2010	$0.964859	$1.269200	0
	2009	$0.611926	$0.964859	0
	2008	$1.000000	$0.611926	0
TA Multi-Managed Balanced - Service Class	2013	$1.258674	$1.459528	336,985.216
Subaccount inception date July 31, 2006	2012	$1.137298	$1.258674	359,656
	2011	$1.113133	$1.137298	58,135
	2010	$0.912452	$1.113133	58,034
	2009	$0.735747	$0.912452	56,993
	2008	$1.000000	$0.735747	0
TA PIMCO Real Return TIPS - Service Class	2013	$1.115820	$0.993859	107,315.580
Subaccount inception date May 2, 2011	2012	$1.066070	$1.115820	100,530
	2011	$1.000000	$1.066070	50,833
TA PIMCO Tactical - Balanced - Service Class	2013	$0.917670	$1.010717	27,830.558
Subaccount inception date November 19, 2009	2012	$0.922901	$0.917670	0
	2011	$0.970248	$0.922901	0
	2010	$1.020612	$0.970248	0
	2009	$0.998161	$1.020612	0
TA PIMCO Tactical - Conservative - Service Class	2013	$0.897748	$0.956145	0.000
Subaccount inception date November 19, 2009	2012	$0.898047	$0.897748	0
	2011	$0.985454	$0.898047	0
	2010	$1.022364	$0.985454	0
	2009	$0.997267	$1.022364	0
TA PIMCO Tactical - Growth - Service Class	2013	$0.861741	$0.991192	0.000
Subaccount inception date November 19, 2009	2012	$0.869166	$0.861741	0
	2011	$0.998612	$0.869166	0
	2010	$1.021282	$0.998612	0
	2009	$0.996399	$1.021282	0
TA PIMCO Total Return - Service Class	2013	$1.219352	$1.167537	1,071,230.299
Subaccount inception date July 31, 2006	2012	$1.153850	$1.219352	792,465
	2011	$1.105903	$1.153850	204,914
	2010	$1.050200	$1.105903	131,671
	2009	$0.921360	$1.050200	14,613
	2008	$1.000000	$0.921360	0
TA ProFunds UltraBear Fund - Service Class OAM	2013	$0.222069	$0.120042	0.000
Subaccount inception date May 1, 2009	2012	$0.319599	$0.222069	71,406
	2011	$0.405419	$0.319599	99,371
	2010	$0.562151	$0.405419	0
	2009	$1.000000	$0.562151	0
TA Systematic Small Mid Cap Value - Service Class	2013	$1.302361	$1.744667	55,341.938
Subaccount inception date January 22, 2008	2012	$1.139804	$1.302361	57,077
	2011	$1.191491	$1.139804	62,845
	2010	$0.930370	$1.191491	8,276
	2009	$0.661155	$0.930370	8,276
	2008	$1.000000	$0.661155	0

32

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.55%
	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2013	$1.462200	$2.069107	19,603.296
Subaccount inception date July 31, 2006	2012	$1.286667	$1.462200	19,331
	2011	$1.287095	$1.286667	53,975
	2010	$0.974957	$1.287095	30,614
	2009	$0.715727	$0.974957	0
	2008	$1.000000	$0.715727	0
TA Torray Concentrated Growth - Service Class(6)	2013	$1.182573	$1.546588	68,949.196
Subaccount inception date July 31, 2006	2012	$1.028026	$1.182573	74,946
	2011	$1.071076	$1.028026	69,723
	2010	$0.914975	$1.071076	0
	2009	$0.640419	$0.914975	0
	2008	$1.000000	$0.640419	0
TA TS&W International Equity - Service Class	2013	$0.864050	$1.055676	77,912.295
Subaccount inception date July 31, 2006	2012	$0.753637	$0.864050	78,802
	2011	$0.895795	$0.753637	30,187
	2010	$0.840711	$0.895795	0
	2009	$0.679315	$0.840711	0
	2008	$1.000000	$0.679315	0
TA Vanguard ETF - Aggressive Growth - Service Class	2013	$1.253052	$1.567975	28,126.343
Subaccount inception date November 19, 2009	2012	$1.091708	$1.253052	18,715
	2011	$1.153818	$1.091708	0
	2010	$1.024147	$1.153818	0
	2009	$0.999958	$1.024147	0
TA Vanguard ETF - Balanced - Service Class	2013	$1.090599	$1.196729	698,732.914
Subaccount inception date May 1, 2008	2012	$1.021799	$1.090599	486,693
	2011	$1.022598	$1.021799	337,443
	2010	$0.938137	$1.022598	348,653
	2009	$0.817541	$0.938137	270,294
	2008	$1.000000	$0.817541	105,951
TA Vanguard ETF - Conservative - Service Class	2013	$1.147291	$1.214174	93,155.401
Subaccount inception date November 19, 2009	2012	$1.092843	$1.147291	148,042
	2011	$1.075590	$1.092843	102,116
	2010	$0.998190	$1.075590	0
	2009	$0.999958	$0.998190	0
TA Vanguard ETF - Growth - Service Class	2013	$1.041556	$1.218305	570,170.819
Subaccount inception date May 1, 2008	2012	$0.948214	$1.041556	107,296
	2011	$0.973918	$0.948214	40,620
	2010	$0.875203	$0.973918	25,525
	2009	$0.721522	$0.875203	0
	2008	$1.000000	$0.721522	0
TA WMC Diversified Growth - Service Class	2013	$0.940758	$1.224071	82,380.341
Subaccount inception date July 31, 2006	2012	$0.846541	$0.940758	84,657
	2011	$0.894794	$0.846541	82,556
	2010	$0.773452	$0.894794	0
	2009	$0.609356	$0.773452	0
	2008	$1.000000	$0.609356	0

33

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2013	$1.437340	$1.645735	1,473,556.476
Subaccount inception date November 10, 2008	2012	$1.287519	$1.437340	1,331,296
	2011	$1.348649	$1.287519	1,366,933
	2010	$1.241690	$1.348649	1,310,592
	2009	$1.013201	$1.241690	567,345
	2008	$1.000000	$1.013201	0
AllianceBernstein Growth and Income Portfolio - Class B	2013	$1.095869	$1.455313	1,274,190.577
Subaccount inception date July 31, 2006	2012	$0.947361	$1.095869	890,802
	2011	$0.905178	$0.947361	204,886
	2010	$0.813301	$0.905178	4,073
	2009	$0.684910	$0.813301	4,078
	2008	$1.170540	$0.684910	51,017
	2007	$1.131444	$1.170540	79,666
	2006	$1.000000	$1.131444	0
AllianceBernstein Large Cap Growth Portfolio - Class B	2013	$1.180983	$1.596396	11,996.806
Subaccount inception date July 31, 2006	2012	$1.025699	$1.180983	21,117
	2011	$1.080057	$1.025699	53,966
	2010	$0.996650	$1.080057	5,003
	2009	$0.736731	$0.996650	10,134
	2008	$1.240823	$0.736731	10,134
	2007	$1.106972	$1.240823	0
	2006	$1.000000	$1.106972	0
American Funds - Asset Allocation Fund - Class 2(4)	2013	$1.271197	$1.546823	5,001,628.813
Subaccount inception date November 19, 2009	2012	$1.112202	$1.271197	3,914,855
	2011	$1.116045	$1.112202	3,036,058
	2010	$1.008341	$1.116045	401,962
	2009	$0.989786	$1.008341	0
American Funds - Bond Fund - Class 2(4)	2013	$1.126285	$1.084086	1,653,217.559
Subaccount inception date November 19, 2009	2012	$1.086583	$1.126285	1,540,747
	2011	$1.040930	$1.086583	1,073,615
	2010	$0.994045	$1.040930	398,017
	2009	$1.000907	$0.994045	0
American Funds - Growth Fund - Class 2(4)	2013	$1.279158	$1.637211	1,647,052.886
Subaccount inception date November 19, 2009	2012	$1.103037	$1.279158	1,312,423
	2011	$1.171289	$1.103037	527,679
	2010	$1.003196	$1.171289	81,897
	2009	$0.986489	$1.003196	0
American Funds - Growth-Income Fund - Class 2(4)	2013	$1.234003	$1.620669	1,393,941.539
Subaccount inception date November 19, 2009	2012	$1.067792	$1.234003	1,303,563
	2011	$1.105609	$1.067792	310,548
	2010	$1.008590	$1.105609	93,555
	2009	$0.986810	$1.008590	0
American Funds - International Fund - Class 2(4)	2013	$1.015628	$1.215309	1,815,286.237
Subaccount inception date November 19, 2009	2012	$0.875670	$1.015628	1,385,708
	2011	$1.034575	$0.875670	836,609
	2010	$0.980699	$1.034575	75,920
	2009	$0.982919	$0.980699	0
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.135800	$1.336764	2,802,543.487
Subaccount inception date May 1, 2008	2012	$1.002612	$1.135800	2,462,163
	2011	$1.056538	$1.002612	2,271,316
	2010	$0.909333	$1.056538	1,933,101
	2009	$0.666271	$0.909333	1,589,528
	2008	$1.000000	$0.666271	463,387

34

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio - Service Class 2	2013	$1.200049	$1.550572	2,914,851.503
Subaccount inception date July 31, 2006	2012	$1.047292	$1.200049	2,584,642
	2011	$1.091802	$1.047292	1,313,615
	2010	$0.946333	$1.091802	357,622
	2009	$0.707993	$0.946333	252,623
	2008	$1.252152	$0.707993	250,922
	2007	$1.081945	$1.252152	270,463
	2006	$1.000000	$1.081945	4,729
Fidelity VIP Equity-Income Portfolio - Service Class 2	2013	$1.051017	$1.325594	566,196.044
Subaccount inception date July 31, 2006	2012	$0.910068	$1.051017	612,691
	2011	$0.916330	$0.910068	723,524
	2010	$0.808146	$0.916330	66,817
	2009	$0.630602	$0.808146	21,452
	2008	$1.117653	$0.630602	21,193
	2007	$1.118591	$1.117653	17,547
	2006	$1.000000	$1.118591	0
Fidelity VIP Growth Portfolio - Service Class 2	2013	$1.211114	$1.625184	310,972.374
Subaccount inception date July 31, 2006	2012	$1.073008	$1.211114	355,789
	2011	$1.087816	$1.073008	390,792
	2010	$0.890093	$1.087816	180,032
	2009	$0.704967	$0.890093	140,426
	2008	$1.356056	$0.704967	0
	2007	$1.085161	$1.356056	79,398
	2006	$1.000000	$1.085161	0
Fidelity VIP Mid Cap Portfolio - Service Class 2	2013	$1.254799	$1.682180	1,176,730.847
Subaccount inception date July 31, 2006	2012	$1.110157	$1.254799	1,326,058
	2011	$1.262085	$1.110157	961,293
	2010	$0.994856	$1.262085	267,321
	2009	$0.721487	$0.994856	148,277
	2008	$1.210842	$0.721487	159,587
	2007	$1.064060	$1.210842	75,481
	2006	$1.000000	$1.064060	4,798
Fidelity VIP Value Strategies Portfolio - Service Class 2	2013	$1.229061	$1.578739	552,356.700
Subaccount inception date July 31, 2006	2012	$0.980400	$1.229061	589,502
	2011	$1.092322	$0.980400	254,635
	2010	$0.876275	$1.092322	79,327
	2009	$0.565127	$0.876275	46,673
	2008	$1.175836	$0.565127	40,031
	2007	$1.130305	$1.175836	36,555
	2006	$1.000000	$1.130305	0
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.515313	$1.846450	1,657,078.971
Subaccount inception date November 10, 2008	2012	$1.335538	$1.515313	1,981,515
	2011	$1.378581	$1.335538	1,953,727
	2010	$1.269276	$1.378581	1,336,670
	2009	$0.990519	$1.269276	1,027,620
	2008	$1.000000	$0.990519	0
Franklin Income VIP Fund - Class 2	2013	$1.125133	$1.264918	3,292,240.923
Subaccount inception date May 1, 2007	2012	$1.012310	$1.125133	3,548,091
	2011	$1.002056	$1.012310	2,369,211
	2010	$0.901353	$1.002056	1,070,774
	2009	$0.673706	$0.901353	608,427
	2008	$0.970715	$0.673706	326,273
	2007	$1.000000	$0.970715	169,537

35

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2	2013	$0.899010	$1.137729	527,179.821
Subaccount inception date May 1, 2007	2012	$0.797600	$0.899010	639,308
	2011	$0.816859	$0.797600	666,121
	2010	$0.744529	$0.816859	326,841
	2009	$0.598643	$0.744529	92,357
	2008	$0.964764	$0.598643	108,743
	2007	$1.000000	$0.964764	74,321
GE Investments Total Return Fund - Class 3(3)	2013	$1.140419	$1.287446	971,851.260
Subaccount inception date November 19, 2009	2012	$1.031774	$1.140419	880,677
	2011	$1.081241	$1.031774	438,293
	2010	$1.003978	$1.081241	274,217
	2009	$0.988818	$1.003978	0
Invesco V.I. American Franchise Fund - Series II Shares	2013	$0.964341	$1.330156	29,251.538
Subaccount inception date April 27, 2012	2012	$1.000000	$0.964341	38,856
Invesco V.I. Value Opportunities Fund - Series II Shares	2013	$0.902001	$1.186095	65,697.808
Subaccount inception date July 31, 2006	2012	$0.777048	$0.902001	66,477
	2011	$0.815197	$0.777048	73,951
	2010	$0.772554	$0.815197	6,677
	2009	$0.529976	$0.772554	18,186
	2008	$1.116861	$0.529976	18,687
	2007	$1.116796	$1.116861	4,943
	2006	$1.000000	$1.116796	4,596
Janus Aspen - Enterprise Portfolio - Service Shares	2013	$1.485227	$1.934963	199,988.808
Subaccount inception date July 31, 2006	2012	$1.286788	$1.485227	202,937
	2011	$1.326033	$1.286788	219,482
	2010	$1.070693	$1.326033	92,537
	2009	$0.751255	$1.070693	15,932
	2008	$1.356271	$0.751255	16,327
	2007	$1.129176	$1.356271	21,373
	2006	$1.000000	$1.129176	0
Janus Aspen - Global Research Portfolio - Service Shares	2013	$1.085978	$1.372372	434,713.585
Subaccount inception date July 31, 2006	2012	$0.918329	$1.085978	463,987
	2011	$1.082069	$0.918329	486,786
	2010	$0.949336	$1.082069	148,614
	2009	$0.700233	$0.949336	8,559
	2008	$1.285923	$0.700233	7,755
	2007	$1.191788	$1.285923	7,291
	2006	$1.000000	$1.191788	0
MFS ® New Discovery Series - Service Class	2013	$1.578842	$2.199934	554,005.897
Subaccount inception date July 31, 2006	2012	$1.323653	$1.578842	603,245
	2011	$1.498777	$1.323653	496,795
	2010	$1.117395	$1.498777	227,518
	2009	$0.695106	$1.117395	147,347
	2008	$1.164901	$0.695106	148,786
	2007	$1.154723	$1.164901	125,839
	2006	$1.000000	$1.154723	4,434
MFS ® Total Return Series - Service Class	2013	$1.168470	$1.368944	171,379.206
Subaccount inception date July 31, 2006	2012	$1.067598	$1.168470	193,037
	2011	$1.065099	$1.067598	231,040
	2010	$0.984626	$1.065099	115,306
	2009	$0.847673	$0.984626	92,447
	2008	$1.106036	$0.847673	95,503
	2007	$1.078594	$1.106036	17,718
	2006	$1.000000	$1.078594	0

36

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2	2013	$0.935867	$1.135523	629,468.801
Subaccount inception date May 1, 2007	2012	$0.802287	$0.935867	1,223,086
	2011	$0.909866	$0.802287	837,621
	2010	$0.850624	$0.909866	115,177
	2009	$0.629081	$0.850624	101,641
	2008	$1.069427	$0.629081	70,726
	2007	$1.000000	$1.069427	28,153
TA Aegon High Yield Bond - Service Class	2013	$1.503632	$1.577476	1,337,339.271
Subaccount inception date July 31, 2006	2012	$1.301471	$1.503632	1,207,733
	2011	$1.261764	$1.301471	732,422
	2010	$1.140061	$1.261764	187,949
	2009	$0.786775	$1.140061	78,551
	2008	$1.069864	$0.786775	98,904
	2007	$1.065972	$1.069864	39,615
	2006	$1.000000	$1.065972	0
TA Aegon Money Market - Service Class	2013	$1.001549	$0.988273	8,536,556.089
Subaccount inception date July 31, 2006	2012	$1.015109	$1.001549	7,445,144
	2011	$1.028709	$1.015109	6,932,362
	2010	$1.042562	$1.028709	2,550,282
	2009	$1.056474	$1.042562	1,942,058
	2008	$1.048101	$1.056474	2,979,512
	2007	$1.013990	$1.048101	199,725
	2006	$1.000000	$1.013990	0
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2013	$1.027230	$1.126199	20,073,820.964
Subaccount inception date May 2, 2011	2012	$0.961403	$1.027230	10,238,355
	2011	$1.000000	$0.961403	1,223,924
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.033744	$1.092101	7,741,210.990
Subaccount inception date May 2, 2011	2012	$0.981233	$1.033744	6,391,364
	2011	$1.000000	$0.981233	3,792,312
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2013	$1.007957	$1.158703	5,929,100.448
Subaccount inception date May 2, 2011	2012	$0.920764	$1.007957	3,781,653
	2011	$1.000000	$0.920764	2,036,217
TA Aegon U.S. Government Securities - Service Class	2013	$1.314792	$1.265027	3,622,283.579
Subaccount inception date July 31, 2006	2012	$1.270813	$1.314792	7,970,582
	2011	$1.200456	$1.270813	5,785,318
	2010	$1.167362	$1.200456	1,694,930
	2009	$1.135462	$1.167362	1,138,539
	2008	$1.071393	$1.135462	496,869
	2007	$1.026573	$1.071393	129,694
	2006	$1.000000	$1.026573	0
PAM TA Aegon U.S. Government Securities - Service Class	2013	$1.314792	$1.265027	0.000
Subaccount inception date July 31, 2006	2012	$1.270813	$1.314792	109,620
	2011	$1.200456	$1.270813	172,726
	2010	$1.167362	$1.200456	0
	2009	$1.135462	$1.167362	5,477
	2008	$1.071393	$1.135462	5,900
	2007	$1.026573	$1.071393	0
	2006	$1.000000	$1.026573	0

37

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$1.132536	$1.194407	6,710,996.785
Subaccount inception date July 31, 2006	2012	$1.085017	$1.132536	6,551,521
	2011	$1.081617	$1.085017	4,647,626
	2010	$1.004309	$1.081617	343,673
	2009	$0.776017	$1.004309	35,148
	2008	$1.248436	$0.776017	62,294
	2007	$1.069748	$1.248436	14,900
	2006	$1.000000	$1.069748	0
TA Asset Allocation - Conservative - Service Class	2013	$1.206501	$1.298651	26,045,895.907
Subaccount inception date July 31, 2006	2012	$1.140786	$1.206501	27,880,422
	2011	$1.129528	$1.140786	21,155,680
	2010	$1.053085	$1.129528	11,036,645
	2009	$0.854498	$1.053085	8,041,996
	2008	$1.101916	$0.854498	3,791,778
	2007	$1.052195	$1.101916	1,988,812
	2006	$1.000000	$1.052195	241,922
TA Asset Allocation - Growth - Service Class	2013	$1.046620	$1.305194	6,987,054.878
Subaccount inception date July 31, 2006	2012	$0.943871	$1.046620	6,834,106
	2011	$1.014359	$0.943871	3,648,842
	2010	$0.896693	$1.014359	342,878
	2009	$0.701538	$0.896693	355,922
	2008	$1.180266	$0.701538	495,461
	2007	$1.112463	$1.180266	439,166
	2006	$1.000000	$1.112463	193,693
TA Asset Allocation - Moderate - Service Class	2013	$1.199511	$1.340144	87,556,480.768
Subaccount inception date July 31, 2006	2012	$1.114272	$1.199511	82,251,357
	2011	$1.125994	$1.114272	62,079,597
	2010	$1.036156	$1.125994	28,219,534
	2009	$0.832153	$1.036156	24,113,570
	2008	$1.142773	$0.832153	14,159,698
	2007	$1.075132	$1.142773	5,919,414
	2006	$1.000000	$1.075132	1,994,698
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.128817	$1.325877	45,418,482.207
Subaccount inception date July 31, 2006	2012	$1.036594	$1.128817	46,059,654
	2011	$1.075034	$1.036594	44,065,463
	2010	$0.969304	$1.075034	34,067,065
	2009	$0.768272	$0.969304	30,850,567
	2008	$1.160868	$0.768272	21,788,798
	2007	$1.093933	$1.160868	11,938,616
	2006	$1.000000	$1.093933	4,265,808
TA Barrow Hanley Dividend Focused - Service Class	2013	$0.986460	$1.264609	2,220,942.647
Subaccount inception date July 31, 2006	2012	$0.896973	$0.986460	1,802,316
	2011	$0.887259	$0.896973	1,054,257
	2010	$0.816360	$0.887259	506,678
	2009	$0.727603	$0.816360	146,753
	2008	$1.118447	$0.727603	85,000
	2007	$1.086394	$1.118447	88,656
	2006	$1.000000	$1.086394	0
TA BlackRock Global Allocation - Service Class(1)	2013	$1.339201	$1.510574	15,556,112.733
Subaccount inception date May 1, 2009	2012	$1.235451	$1.339201	16,107,160
	2011	$1.303203	$1.235451	13,513,163
	2010	$1.204369	$1.303203	4,500,179
	2009	$1.000000	$1.204369	1,511,180

38

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class(5)	2013	$1.473344	$1.633185	9,670,514.654
Subaccount inception date May 1, 2009	2012	$1.357406	$1.473344	8,406,809
	2011	$1.326059	$1.357406	4,753,544
	2010	$1.208137	$1.326059	1,713,959
	2009	$1.000000	$1.208137	481,022
TA Clarion Global Real Estate Securities - Service Class	2013	$1.066194	$1.091001	3,745,490.374
Subaccount inception date July 31, 2006	2012	$0.864673	$1.066194	2,923,200
	2011	$0.932344	$0.864673	1,663,990
	2010	$0.819542	$0.932344	404,370
	2009	$0.624497	$0.819542	50,271
	2008	$1.100744	$0.624497	54,081
	2007	$1.198465	$1.100744	5,921
	2006	$1.000000	$1.198465	0
TA Hanlon Income - Service Class(5)	2013	$1.028099	$1.044198	569,049.793
Subaccount inception date November 19, 2009	2012	$1.007116	$1.028099	743,443
	2011	$0.991640	$1.007116	638,858
	2010	$1.003856	$0.991640	1,151,839
	2009	$0.999963	$1.003856	0
TA International Moderate Growth - Service Class	2013	$1.027832	$1.140546	10,398,910.780
Subaccount inception date July 31, 2006	2012	$0.926172	$1.027832	10,623,616
	2011	$1.015153	$0.926172	8,023,863
	2010	$0.933263	$1.015153	4,383,488
	2009	$0.731368	$0.933263	4,538,180
	2008	$1.164002	$0.731368	3,196,148
	2007	$1.087441	$1.164002	1,375,443
	2006	$1.000000	$1.087441	85,958
TA Janus Balanced - Service Class	2013	$0.979772	$1.150585	2,758,668.276
Subaccount inception date November 19, 2009	2012	$0.882718	$0.979772	1,850,688
	2011	$1.003055	$0.882718	1,022,332
	2010	$0.986015	$1.003055	215,761
	2009	$0.986579	$0.986015	0
TA Jennison Growth - Service Class	2013	$1.297342	$1.757528	828,699.979
Subaccount inception date July 31, 2006	2012	$1.139370	$1.297342	898,335
	2011	$1.163696	$1.139370	387,075
	2010	$1.053274	$1.163696	301,361
	2009	$0.758759	$1.053274	54,649
	2008	$1.222800	$0.758759	32,243
	2007	$1.113786	$1.222800	0
	2006	$1.000000	$1.113786	0
TA JPMorgan Core Bond - Service Class	2013	$1.079983	$1.042904	2,497,012.014
Subaccount inception date May 2, 2011	2012	$1.044962	$1.079983	2,263,859
	2011	$1.000000	$1.044962	886,387
TA JPMorgan Enhanced Index - Service Class	2013	$1.166379	$1.520662	210,049.619
Subaccount inception date July 31, 2006	2012	$1.018313	$1.166379	39,471
	2011	$1.027166	$1.018313	19,188
	2010	$0.906401	$1.027166	19,188
	2009	$0.710391	$0.906401	19,188
	2008	$1.152426	$0.710391	19,188
	2007	$1.119883	$1.152426	0
	2006	$1.000000	$1.119883	0

39

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2013	$1.486072	$1.927662	1,196,309.265
Subaccount inception date November 19, 2009	2012	$1.252729	$1.486072	1,158,986
	2011	$1.248015	$1.252729	788,089
	2010	$1.029829	$1.248015	100,035
	2009	$0.985162	$1.029829	0
TA JPMorgan Tactical Allocation - Service Class	2013	$1.056147	$1.097217	16,846,772.436
Subaccount inception date May 2, 2011	2012	$0.996095	$1.056147	12,839,041
	2011	$1.000000	$0.996095	4,440,509
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2013	$1.009910	$1.089869	4,970,484.513
Subaccount inception date May 1, 2012	2012	$1.000000	$1.009910	1,370,083
TA Legg Mason Dynamic Allocation - Growth - Service Class	2013	$1.004945	$1.146324	1,077,906.269
Subaccount inception date May 1, 2012	2012	$1.000000	$1.004945	460,065
TA Market Participation Strategy - Service Class	2013	$0.990169	$1.116638	2,526,675.173
Subaccount inception date September 17, 2012	2012	$1.000000	$0.990169	545,726
TA MFS International Equity - Service Class	2013	$1.148257	$1.334268	637,219.613
Subaccount inception date July 31, 2006	2012	$0.954955	$1.148257	685,470
	2011	$1.077972	$0.954955	337,440
	2010	$0.990450	$1.077972	91,889
	2009	$0.759102	$0.990450	65,394
	2008	$1.193617	$0.759102	51,208
	2007	$1.111267	$1.193617	40,315
	2006	$1.000000	$1.111267	4,651
TA Morgan Stanley Capital Growth - Service Class	2013	$1.163781	$1.698140	715,071.985
Subaccount inception date July 31, 2006	2012	$1.023899	$1.163781	605,796
	2011	$1.103793	$1.023899	94,965
	2010	$0.880266	$1.103793	77,666
	2009	$0.699365	$0.880266	33,120
	2008	$1.116989	$0.699365	41,570
	2007	$1.123564	$1.116989	51,760
	2006	$1.000000	$1.123564	0
TA Morgan Stanley Mid Cap Growth - Service Class	2013	$1.460812	$2.000997	1,340,809.735
Subaccount inception date July 31, 2006	2012	$1.361196	$1.460812	1,076,323
	2011	$1.482058	$1.361196	573,050
	2010	$1.124465	$1.482058	150,905
	2009	$0.711744	$1.124465	1,389
	2008	$1.346857	$0.711744	0
	2007	$1.116782	$1.346857	0
	2006	$1.000000	$1.116782	0
TA Multi-Managed Balanced - Service Class	2013	$1.361726	$1.582146	4,191,559.465
Subaccount inception date July 31, 2006	2012	$1.227972	$1.361726	3,817,046
	2011	$1.199514	$1.227972	3,219,174
	2010	$0.981329	$1.199514	2,114,010
	2009	$0.789735	$0.981329	1,287,424
	2008	$1.187141	$0.789735	557,764
	2007	$1.061293	$1.187141	20,703
	2006	$1.000000	$1.061293	0
TA PIMCO Real Return TIPS - Service Class	2013	$1.119495	$0.999098	3,683,291.260
Subaccount inception date May 2, 2011	2012	$1.067467	$1.119495	2,864,418
	2011	$1.000000	$1.067467	1,416,099

40

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class	2013	$0.923358	$1.018991	3,295,976.269
Subaccount inception date November 19, 2009	2012	$0.926774	$0.923358	1,324,924
	2011	$0.972395	$0.926774	106,329
	2010	$1.020848	$0.972395	44,628
	2009	$0.998166	$1.020848	0
TA PIMCO Tactical - Conservative - Service Class	2013	$0.903308	$0.963961	1,687,634.528
Subaccount inception date November 19, 2009	2012	$0.901811	$0.903308	888,124
	2011	$0.987642	$0.901811	402,372
	2010	$1.022603	$0.987642	204,384
	2009	$0.997273	$1.022603	0
TA PIMCO Tactical - Growth - Service Class(14)	2013	$0.867065	$0.999296	888,287.179
Subaccount inception date November 19, 2009	2012	$0.872790	$0.867065	812,809
	2011	$1.000799	$0.872790	316,963
	2010	$1.021517	$1.000799	235,334
	2009	$0.996405	$1.021517	2,879
TA PIMCO Total Return - Service Class	2013	$1.405843	$1.348764	13,833,973.509
Subaccount inception date July 31, 2006	2012	$1.327694	$1.405843	13,337,076
	2011	$1.270029	$1.327694	8,386,165
	2010	$1.203687	$1.270029	3,718,268
	2009	$1.053935	$1.203687	1,965,936
	2008	$1.102077	$1.053935	631,550
	2007	$1.026655	$1.102077	60,923
	2006	$1.000000	$1.026655	19,575
TA ProFunds UltraBear Fund - Service Class OAM	2013	$0.223685	$0.121151	1,577,126.067
Subaccount Inception Date May 1, 2009	2012	$0.321281	$0.223685	9,405,533
	2011	$0.406761	$0.321281	7,866,856
	2010	$0.562904	$0.406761	208,278
	2009	$1.000000	$0.562904	0
TA Systematic Small Mid Cap Value - Service Class	2013	$1.315104	$1.765205	773,997.697
Subaccount inception date January 22, 2008	2012	$1.148687	$1.315104	596,129
	2011	$1.198420	$1.148687	380,719
	2010	$0.933933	$1.198420	139,197
	2009	$0.662384	$0.933933	50,964
	2008	$1.000000	$0.662384	37,430
TA T. Rowe Price Small Cap - Service Class	2013	$1.512641	$2.144701	1,133,195.581
Subaccount inception date July 31, 2006	2012	$1.328419	$1.512641	1,066,766
	2011	$1.326242	$1.328419	489,322
	2010	$1.002632	$1.326242	132,013
	2009	$0.734596	$1.002632	41,979
	2008	$1.170750	$0.734596	69,788
	2007	$1.085938	$1.170750	15,872
	2006	$1.000000	$1.085938	4,735
TA Torray Concentrated Growth - Service Class(6)	2013	$1.269113	$1.663047	474,683.153
Subaccount inception date July 31, 2006	2012	$1.101078	$1.269113	561,424
	2011	$1.144931	$1.101078	205,504
	2010	$0.976138	$1.144931	35,268
	2009	$0.681893	$0.976138	60,760
	2008	$1.195830	$0.681893	10,332
	2007	$1.112562	$1.195830	0
	2006	$1.000000	$1.112562	0

41

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.35%
	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class	2013	$0.976755	$1.195729	261,726.652
Subaccount inception date July 31, 2006	2012	$0.850245	$0.976755	281,881
	2011	$1.008617	$0.850245	212,585
	2010	$0.944731	$1.008617	128,840
	2009	$0.761851	$0.944731	99,241
	2008	$1.266856	$0.761851	86,078
	2007	$1.113915	$1.266856	59,615
	2006	$1.000000	$1.113915	0
TA Vanguard ETF - Aggressive Growth - Service Class	2013	$1.260785	$1.580766	400,152.103
Subaccount inception date November 19, 2009	2012	$1.096261	$1.260785	404,860
	2011	$1.156356	$1.096261	112,185
	2010	$1.024383	$1.156356	5,186
	2009	$0.999963	$1.024383	0
TA Vanguard ETF - Balanced - Service Class	2013	$1.100696	$1.210188	38,486,458.041
Subaccount inception date May 1, 2008	2012	$1.029201	$1.100696	28,462,326
	2011	$1.027987	$1.029201	15,521,039
	2010	$0.941222	$1.027987	2,547,394
	2009	$0.818617	$0.941222	2,272,448
	2008	$1.000000	$0.818617	390,624
TA Vanguard ETF - Conservative - Service Class	2013	$1.154373	$1.224074	8,166,837.388
Subaccount inception date November 19, 2009	2012	$1.097415	$1.154373	6,028,105
	2011	$1.077970	$1.097415	2,097,301
	2010	$0.998420	$1.077970	213,385
	2009	$0.999963	$0.998420	0
TA Vanguard ETF - Growth - Service Class	2013	$1.051214	$1.232013	25,078,182.720
Subaccount inception date May 1, 2008	2012	$0.955110	$1.051214	20,873,535
	2011	$0.979076	$0.955110	18,617,101
	2010	$0.878101	$0.979076	9,913,135
	2009	$0.722483	$0.878101	8,305,026
	2008	$1.000000	$0.722483	415,614
TA WMC Diversified Growth - Service Class	2013	$1.026695	$1.338530	628,721.142
Subaccount inception date July 31, 2006	2012	$0.922026	$1.026695	445,484
	2011	$0.972667	$0.922026	352,315
	2010	$0.839103	$0.972667	35,348
	2009	$0.659774	$0.839103	30,625
	2008	$1.242400	$0.659774	30,647
	2007	$1.085153	$1.242400	5,897
	2006	$1.000000	$1.085153	0

Subaccount		Separate Account Expense 1.20%
	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2013	$1.446163	$1.658273	44,083.319
Subaccount inception date November 10, 2008	2012	$1.293495	$1.446163	0
	2011	$1.352916	$1.293495	0
	2010	$1.243780	$1.352916	0
	2009	$1.013410	$1.243780	76,053
	2008	$1.000000	$1.013410	0

42

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.20%
	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio - Class B	2013	$1.106347	$1.471404	67,982.423
Subaccount inception date July 31, 2006	2012	$0.955007	$1.106347	72,636
	2011	$0.911139	$0.955007	53,143
	2010	$0.817439	$0.911139	9,207
	2009	$0.687373	$0.817439	10,675
	2008	$1.173006	$0.687373	10,675
	2007	$1.132139	$1.173006	10,675
	2006	$1.000000	$1.132139	1,819
AllianceBernstein Large Cap Growth Portfolio - Class B	2013	$1.192284	$1.614063	1,237.630
Subaccount inception date July 31, 2006	2012	$1.033975	$1.192284	3,219
	2011	$1.087159	$1.033975	4,984
	2010	$1.001712	$1.087159	3,770
	2009	$0.739381	$1.001712	0
	2008	$1.243442	$0.739381	0
	2007	$1.107650	$1.243442	0
	2006	$1.000000	$1.107650	0
American Funds - Asset Allocation Fund - Class 2(4)	2013	$1.277070	$1.556261	861,523.820
Subaccount inception date November 19, 2009	2012	$1.115682	$1.277070	382,583
	2011	$1.117883	$1.115682	315,016
	2010	$1.008516	$1.117883	102,384
	2009	$0.989790	$1.008516	0
American Funds - Bond Fund - Class 2(4)	2013	$1.131493	$1.090702	143,509.176
Subaccount inception date November 19, 2009	2012	$1.089977	$1.131493	537,373
	2011	$1.042653	$1.089977	457,617
	2010	$0.994222	$1.042653	439,972
	2009	$1.000911	$0.994222	0
American Funds - Growth Fund - Class 2(4)	2013	$1.285063	$1.647196	79,803.509
Subaccount inception date November 19, 2009	2012	$1.106472	$1.285063	105,885
	2011	$1.173213	$1.106472	77,437
	2010	$1.003370	$1.173213	0
	2009	$0.986493	$1.003370	0
American Funds - Growth-Income Fund - Class 2(4)	2013	$1.239713	$1.630574	57,517.373
Subaccount inception date November 19, 2009	2012	$1.071141	$1.239713	71,027
	2011	$1.107438	$1.071141	36,331
	2010	$1.008766	$1.107438	0
	2009	$0.986814	$1.008766	0
American Funds - International Fund - Class 2(4)	2013	$1.020335	$1.222735	102,039.124
Subaccount inception date November 19, 2009	2012	$0.878422	$1.020335	104,500
	2011	$1.036289	$0.878422	95,670
	2010	$0.980868	$1.036289	23,742
	2009	$0.982923	$0.980868	0
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.143699	$1.348057	237,173.839
Subaccount inception date May 1, 2008	2012	$1.008086	$1.143699	193,814
	2011	$1.060745	$1.008086	314,889
	2010	$0.911596	$1.060745	335,338
	2009	$0.666935	$0.911596	168,108
	2008	$1.000000	$0.666935	11,587

43

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.20%
	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio - Service Class 2	2013	$1.211526	$1.567720	336,680.113
Subaccount inception date July 31, 2006	2012	$1.055735	$1.211526	265,254
	2011	$1.098975	$1.055735	277,921
	2010	$0.951159	$1.098975	176,817
	2009	$0.710549	$0.951159	200,591
	2008	$1.254806	$0.710549	87,110
	2007	$1.082615	$1.254806	76,395
	2006	$1.000000	$1.082615	6,197
Fidelity VIP Equity-Income Portfolio - Service Class 2	2013	$1.061072	$1.340259	7,605.904
Subaccount inception date July 31, 2006	2012	$0.917406	$1.061072	7,710
	2011	$0.922363	$0.917406	61,684
	2010	$0.812254	$0.922363	0
	2009	$0.632873	$0.812254	18,807
	2008	$1.120010	$0.632873	22,999
	2007	$1.119277	$1.120010	3,614
	2006	$1.000000	$1.119277	0
Fidelity VIP Growth Portfolio - Service Class 2	2013	$1.222691	$1.643155	6,326.474
Subaccount inception date July 31, 2006	2012	$1.081657	$1.222691	8,320
	2011	$1.094961	$1.081657	54,530
	2010	$0.894619	$1.094961	3,808
	2009	$0.707494	$0.894619	0
	2008	$1.358906	$0.707494	17,936
	2007	$1.085817	$1.358906	17,936
	2006	$1.000000	$1.085817	0
Fidelity VIP Mid Cap Portfolio - Service Class 2	2013	$1.266798	$1.700787	131,104.794
Subaccount inception date July 31, 2006	2012	$1.119105	$1.266798	74,247
	2011	$1.270375	$1.119105	133,006
	2010	$0.999913	$1.270375	109,495
	2009	$0.724080	$0.999913	115,906
	2008	$1.213386	$0.724080	76,202
	2007	$1.064717	$1.213386	76,205
	2006	$1.000000	$1.064717	5,410
Fidelity VIP Value Strategies Portfolio - Service Class 2	2013	$1.240865	$1.596265	86,420.661
Subaccount inception date July 31, 2006	2012	$0.988337	$1.240865	23,421
	2011	$1.099547	$0.988337	21,707
	2010	$0.880759	$1.099547	20,397
	2009	$0.567175	$0.880759	22,735
	2008	$1.178333	$0.567175	6,416
	2007	$1.131010	$1.178333	800
	2006	$1.000000	$1.131010	0
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.524616	$1.860550	156,535.538
Subaccount inception date November 10, 2008	2012	$1.341738	$1.524616	161,675
	2011	$1.382936	$1.341738	268,916
	2010	$1.271416	$1.382936	284,788
	2009	$0.990720	$1.271416	163,000
	2008	$1.000000	$0.990720	0
Franklin Income VIP Fund - Class 2	2013	$1.134619	$1.277463	316,467.724
Subaccount inception date May 1, 2007	2012	$1.019334	$1.134619	321,751
	2011	$1.007514	$1.019334	222,794
	2010	$0.904913	$1.007514	194,457
	2009	$0.675372	$0.904913	138,872
	2008	$0.971675	$0.675372	15,604
	2007	$1.000000	$0.971675	4,210

44

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.20%
	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2	2013	$0.906578	$1.149001	17,008.459
Subaccount inception date May 1, 2007	2012	$0.803113	$0.906578	17,012
	2011	$0.821283	$0.803113	66,004
	2010	$0.747464	$0.821283	2,006
	2009	$0.600119	$0.747464	2,011
	2008	$0.965715	$0.600119	4,032
	2007	$1.000000	$0.965715	4,040
GE Investments Total Return Fund - Class 3(3)	2013	$1.145706	$1.295326	168,721.676
Subaccount inception date November 19, 2009	2012	$1.035022	$1.145706	34,181
	2011	$1.083044	$1.035022	18,085
	2010	$1.004153	$1.083044	17,941
	2009	$0.988822	$1.004153	0
Invesco V.I. American Franchise Fund - Series II Shares	2013	$0.965316	$1.333465	23,934.568
Subaccount inception date April 27, 2012	2012	$1.000000	$0.965316	24,193
Invesco V.I. Value Opportunities Fund - Series II Shares	2013	$0.910673	$1.199281	0.000
Subaccount inception date July 31, 2006	2012	$0.783350	$0.910673	0
	2011	$0.820584	$0.783350	0
	2010	$0.776497	$0.820584	0
	2009	$0.531898	$0.776497	0
	2008	$1.119214	$0.531898	0
	2007	$1.117480	$1.119214	0
	2006	$1.000000	$1.117480	0
Janus Aspen – Enterprise Portfolio - Service Shares	2013	$1.499446	$1.956383	0.000
Subaccount inception date July 31, 2006	2012	$1.297171	$1.499446	0
	2011	$1.334760	$1.297171	0
	2010	$1.076140	$1.334760	0
	2009	$0.753960	$1.076140	0
	2008	$1.359125	$0.753960	9,607
	2007	$1.129867	$1.359125	0
	2006	$1.000000	$1.129867	0
Janus Aspen - Global Research Portfolio - Service Shares	2013	$1.096362	$1.387546	8,576.900
Subaccount inception date July 31, 2006	2012	$0.925733	$1.096362	8,577
	2011	$1.089172	$0.925733	8,577
	2010	$0.954155	$1.089172	8,577
	2009	$0.702756	$0.954155	9,944
	2008	$1.288627	$0.702756	9,944
	2007	$1.192519	$1.288627	9,944
	2006	$1.000000	$1.192519	1,699
MFS ® New Discovery Series - Service Class	2013	$1.593937	$2.224255	1,119.436
Subaccount inception date July 31, 2006	2012	$1.334320	$1.593937	1,135
	2011	$1.508615	$1.334320	29,549
	2010	$1.123067	$1.508615	7,553
	2009	$0.697603	$1.123067	0
	2008	$1.167347	$0.697603	0
	2007	$1.155422	$1.167347	0
	2006	$1.000000	$1.155422	0
MFS ® Total Return Series - Service Class	2013	$1.179628	$1.384065	109,666.578
Subaccount inception date July 31, 2006	2012	$1.076192	$1.179628	109,773
	2011	$1.072084	$1.076192	126,197
	2010	$0.989619	$1.072084	108,804
	2009	$0.850714	$0.989619	105,540
	2008	$1.108356	$0.850714	0
	2007	$1.079249	$1.108356	0
	2006	$1.000000	$1.079249	0

45

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount		Separate Account Expense 1.20%
	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2	2013	$0.943756	$1.146790	115,633.734
Subaccount inception date May 1, 2007	2012	$0.807847	$0.943756	115,879
	2011	$0.914809	$0.807847	161,258
	2010	$0.853991	$0.914809	175,607
	2009	$0.630642	$0.853991	120,520
	2008	$1.070485	$0.630642	13,882
	2007	$1.000000	$1.070485	1,971
TA Aegon High Yield Bond - Service Class	2013	$1.517984	$1.594900	350,403.093
Subaccount inception date July 31, 2006	2012	$1.311943	$1.517984	343,655
	2011	$1.270035	$1.311943	332,077
	2010	$1.145849	$1.270035	326,018
	2009	$0.789611	$1.145849	312,057
	2008	$1.072119	$0.789611	42,358
	2007	$1.066626	$1.072119	63,417
	2006	$1.000000	$1.066626	35,954
TA Aegon Money Market - Service Class	2013	$1.011145	$0.999146	1,681,609.465
Subaccount inception date July 31, 2006	2012	$1.023275	$1.011145	1,253,010
	2011	$1.035467	$1.023275	1,260,087
	2010	$1.047859	$1.035467	619,117
	2009	$1.060265	$1.047859	660,991
	2008	$1.050300	$1.060265	703,382
	2007	$1.014612	$1.050300	256,586
	2006	$1.000000	$1.014612	236,754
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2013	$1.029777	$1.130673	274,064.902
Subaccount inception date May 2, 2011	2012	$0.962357	$1.029777	506,902
	2011	$1.000000	$0.962357	15,472
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.036287	$1.096407	1,733,077.230
Subaccount inception date May 2, 2011	2012	$0.982195	$1.036287	832,485
	2011	$1.000000	$0.982195	415,191
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2013	$1.010446	$1.163276	582,580.343
Subaccount inception date May 2, 2011	2012	$0.921669	$1.010446	559,485
	2011	$1.000000	$0.921669	135,076
TA Aegon U.S. Government Securities - Service Class	2013	$1.327334	$1.278985	283,426.520
Subaccount inception date July 31, 2006	2012	$1.281023	$1.327334	633,914
	2011	$1.208321	$1.281023	254,103
	2010	$1.173274	$1.208321	198,831
	2009	$1.139520	$1.173274	162,074
	2008	$1.073636	$1.139520	139,638
	2007	$1.027198	$1.073636	11,784
	2006	$1.000000	$1.027198	1,950
PAM TA Aegon U.S. Government Securities - Service Class	2013	$1.327334	$1.278985	0.000
Subaccount inception date July 31, 2006	2012	$1.281023	$1.327334	0
	2011	$1.208321	$1.281023	0
	2010	$1.173274	$1.208321	0
	2009	$1.139520	$1.173274	0
	2008	$1.073636	$1.139520	0
	2007	$1.027198	$1.073636	0
	2006	$1.000000	$1.027198	0

46

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.143340 $1.093742 $1.088717 $1.009406 $0.778799 $1.251049 $1.070400 $1.000000	$1.207591 $1.143340 $1.093742 $1.088717 $1.009406 $0.778799 $1.251049 $1.070400	460,593.775 503,485 461,229 101,681 102,238 86,444 124,933 28,605
TA Asset Allocation - Conservative - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.218017 $1.149971 $1.136940 $1.058427 $0.857565 $1.104221 $1.052830 $1.000000	$1.313000 $1.218017 $1.149971 $1.136940 $1.058427 $0.857565 $1.104221 $1.052830	4,336,189.318 4,955,353 5,381,810 4,666,824 4,123,990 2,756,168 603,102 256,891
TA Asset Allocation - Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.056596 $0.951448 $1.021000 $0.901234 $0.704053 $1.182747 $1.113142 $1.000000	$1.319588 $1.056596 $0.951448 $1.021000 $0.901234 $0.704053 $1.182747 $1.113142	442,641.219 562,891 541,531 432,484 445,051 149,322 260,843 0
TA Asset Allocation - Moderate - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.210998 $1.123264 $1.133401 $1.041425 $0.835136 $1.145170 $1.075791 $1.000000	$1.354999 $1.210998 $1.123264 $1.133401 $1.041425 $0.835136 $1.145170 $1.075791	11,595,005.273 13,093,607 11,297,612 10,676,606 9,454,755 9,258,382 5,302,779 894,544
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.139586 $1.044933 $1.082085 $0.974224 $0.771028 $1.163294 $1.094596 $1.000000	$1.340514 $1.139586 $1.044933 $1.082085 $0.974224 $0.771028 $1.163294 $1.094596	20,168,597.395 21,444,235 23,288,832 24,155,506 27,548,183 25,017,265 18,889,456 4,207,596
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$0.995903 $0.904205 $0.893086 $0.820514 $0.730219 $1.120814 $1.087057 $1.000000	$1.278607 $0.995903 $0.904205 $0.893086 $0.820514 $0.730219 $1.120814 $1.087057	322,264.749 250,027 319,393 308,362 226,898 39,512 28,645 4,451
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2009	2013 2012 2011 2010 2009	$1.346527 $1.240357 $1.306447 $1.205560 $1.000000	$1.521092 $1.346527 $1.240357 $1.306447 $1.205560	3,044,827.058 3,206,792 2,644,834 1,922,766 393,199

47

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class(5) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.481392 $1.362793 $1.329350 $1.209334 $1.000000	$1.644532 $1.481392 $1.362793 $1.329350 $1.209334	633,177.464 535,906 402,820 418,359 66,628
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.076402 $0.871656 $0.938487 $0.823715 $0.626747 $1.103065 $1.199203 $1.000000	$1.103088 $1.076402 $0.871656 $0.938487 $0.823715 $0.626747 $1.103065 $1.199203	347,541.026 167,312 180,038 69,496 38,260 39,638 50,882 51,737
TA Hanlon Income - Service Class(5) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.032854 $1.010264 $0.993272 $1.004030 $0.999967	$1.050573 $1.032854 $1.010264 $0.993272 $1.004030	315,958.419 108,716 322,035 361,952 0
TA International Moderate Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.037643 $0.933624 $1.021806 $0.937995 $0.733990 $1.166452 $1.088110 $1.000000	$1.153141 $1.037643 $0.933624 $1.021806 $0.937995 $0.733990 $1.166452 $1.088110	2,236,258.140 2,282,460 2,388,395 2,685,616 3,195,146 2,951,911 1,426,118 188,326
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.984309 $0.885490 $1.004720 $0.986186 $0.986583	$1.157630 $0.984309 $0.885490 $1.004720 $0.986186	172,104.660 85,291 54,378 35,273 0
TA Jennison Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.309740 $1.148544 $1.171333 $1.058618 $0.761482 $1.225374 $1.114466 $1.000000	$1.776955 $1.309740 $1.148544 $1.171333 $1.058618 $0.761482 $1.225374 $1.114466	205,552.718 204,879 214,256 205,830 0 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2013 2012 2011	$1.082670 $1.045993 $1.000000	$1.047049 $1.082670 $1.045993	865,680.017 1,453,948 1,321,060
TA JPMorgan Enhanced Index - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.177547 $1.026532 $1.033919 $0.911005 $0.712941 $1.154846 $1.120567 $1.000000	$1.537489 $1.177547 $1.026532 $1.033919 $0.911005 $0.712941 $1.154846 $1.120567	0.000 0 0 0 0 0 0 0

48

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.492954 $1.256665 $1.250077 $1.030005 $0.985166	$1.939468 $1.492954 $1.256665 $1.250077 $1.030005	17,390.406 15,626 26,689 0 0
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2013 2012 2011	$1.058758 $0.997072 $1.000000	$1.101557 $1.058758 $0.997072	630,794.689 532,712 248,797
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2013 2012	$1.010907 $1.000000	$1.092566 $1.010907	592,479.374 210,328
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2013 2012	$1.005947 $1.000000	$1.149172 $1.005947	122,905.518 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2013 2012	$0.990595 $1.000000	$1.118766 $0.990595	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.159230 $0.962645 $1.085050 $0.995475 $0.761829 $1.196129 $1.111951 $1.000000	$1.349004 $1.159230 $0.962645 $1.085050 $0.995475 $0.761829 $1.196129 $1.111951	97,241.845 89,959 133,279 90,628 78,895 24,155 21,845 0
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.174939 $1.032171 $1.111060 $0.884747 $0.701885 $1.119348 $1.124262 $1.000000	$1.716951 $1.174939 $1.032171 $1.111060 $0.884747 $0.701885 $1.119348 $1.124262	40,898.383 4,638 0 0 0 0 0 0
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.474734 $1.372119 $1.491753 $1.130151 $0.714290 $1.349679 $1.117456 $1.000000	$2.023072 $1.474734 $1.372119 $1.491753 $1.130151 $0.714290 $1.349679 $1.117456	35,588.553 34,806 56,665 5,159 6,825 8,959 10,744 0
TA Multi-Managed Balanced - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.374730 $1.237857 $1.207382 $0.986311 $0.792574 $1.189629 $1.061940 $1.000000	$1.599615 $1.374730 $1.237857 $1.207382 $0.986311 $0.792574 $1.189629 $1.061940	2,137,043.657 1,297,963 575,008 658,997 426,584 488,234 319,065 70,879
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 2, 2011	2013 2012 2011	$1.122260 $1.068518 $1.000000	$1.003051 $1.122260 $1.068518	186,333.453 350,802 38,057

49

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.927633 $0.929683 $0.974006 $1.021027 $0.998170	$1.025236 $0.927633 $0.929683 $0.974006 $1.021027	84,237.703 11,694 10,550 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.907479 $0.904636 $0.989270 $1.022779 $0.997277	$0.969859 $0.907479 $0.904636 $0.989270 $1.022779	21,772.510 23,207 23,207 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.871091 $0.875547 $1.002474 $1.021697 $0.996409	$1.005416 $0.871091 $0.875547 $1.002474 $1.021697	74,297.449 75,432 84,477 0 0
TA PIMCO Total Return - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.419307 $1.338416 $1.278391 $1.209821 $1.057730 $1.104410 $1.027287 $1.000000	$1.363696 $1.419307 $1.338416 $1.278391 $1.209821 $1.057730 $1.104410 $1.027287	1,423,510.289 2,400,433 2,104,850 2,408,541 1,564,969 278,404 255,246 82,609
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.224906 $0.322547 $0.407765 $0.563459 $1.000000	$0.121993 $0.224906 $0.322547 $0.407765 $0.563459	430,391.320 793,059 875,714 9,624 49,304
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2013 2012 2011 2010 2009 2008	$1.324783 $1.155419 $1.203673 $0.936642 $0.663319 $1.000000	$1.780833 $1.324783 $1.155419 $1.203673 $0.936642 $0.663319	129,548.501 128,941 80,214 67,306 75,542 10,910
TA T. Rowe Price Small Cap - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.527111 $1.339139 $1.334974 $1.007743 $0.737243 $1.173216 $1.086597 $1.000000	$2.168415 $1.527111 $1.339139 $1.334974 $1.007743 $0.737243 $1.173216 $1.086597	83,891.461 67,483 48,517 21,798 27,059 18,872 15,242 1,821
TA Torray Concentrated Growth - Service Class(6) Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.281268 $1.109966 $1.152461 $0.981120 $0.684342 $1.198335 $1.113233 $1.000000	$1.681469 $1.281268 $1.109966 $1.152461 $0.981120 $0.684342 $1.198335 $1.113233	22,912.759 21,549 10,579 0 0 10,649 0 0

50

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$0.986064 $0.857084 $1.015231 $0.949524 $0.764598 $1.269520 $1.114600 $1.000000	$1.208922 $0.986064 $0.857084 $1.015231 $0.949524 $0.764598 $1.269520 $1.114600	13,185.839 13,070 32,400 809 810 11,735 1,628 0
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.266624 $1.099707 $1.158272 $1.024561 $0.999967	$1.590435 $1.266624 $1.099707 $1.158272 $1.024561	58,914.146 61,499 32,524 15,560 0
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2008	2013 2012 2011 2010 2009 2008	$1.108329 $1.034805 $1.032055 $0.943556 $0.819431 $1.000000	$1.220395 $1.108329 $1.034805 $1.032055 $0.943556 $0.819431	3,342,078.795 2,916,498 1,847,279 1,100,291 960,342 542,681
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.159704 $1.100842 $1.079746 $0.998595 $0.999967	$1.231556 $1.159704 $1.100842 $1.079746 $0.998595	526,021.339 669,505 341,404 135,171 0
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2008	2013 2012 2011 2010 2009 2008	$1.058502 $0.960302 $0.982956 $0.880280 $0.723199 $1.000000	$1.242384 $1.058502 $0.960302 $0.982956 $0.880280 $0.723199	1,065,075.441 935,118 903,889 788,757 817,665 387,906
TA WMC Diversified Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.036506 $0.929457 $0.979053 $0.843362 $0.662141 $1.244995 $1.085811 $1.000000	$1.353323 $1.036506 $0.929457 $0.979053 $0.843362 $0.662141 $1.244995 $1.085811	97,227.116 73,398 74,121 0 0 0 0 0

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3) Subaccount inception date November 10, 2008	2013 2012 2011 2010 2009 2008	$1.449139 $1.295512 $1.354352 $1.244488 $1.013482 $1.000000	$1.662511 $1.449139 $1.295512 $1.354352 $1.244488 $1.013482	1,684,922.581 1,550,771 1,476,800 1,334,915 1,457,443 5,900

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio - Class B	2013	$1.109857	$1.476810	1,667,750.952
Subaccount inception date July 31, 2006	2012	$0.957560	$1.109857	1,006,914
	2011	$0.913114	$0.957560	557,929
	2010	$0.818808	$0.913114	76,346
	2009	$0.688192	$0.818808	40,016
	2008	$1.173823	$0.688192	35,846
	2007	$1.132358	$1.173823	22,022
	2006	$1.000000	$1.132358	0
AllianceBernstein Large Cap Growth Portfolio - Class B	2013	$1.196094	$1.620009	420,307.092
Subaccount inception date July 31, 2006	2012	$1.036757	$1.196094	461,814
	2011	$1.089549	$1.036757	509,560
	2010	$1.003420	$1.089549	119,313
	2009	$0.740273	$1.003420	39,628
	2008	$1.244325	$0.740273	39,637
	2007	$1.107880	$1.244325	39,644
	2006	$1.000000	$1.107880	3,874
American Funds - Asset Allocation Fund - Class 2(4)	2013	$1.279028	$1.559421	13,267,756.952
Subaccount inception date November 19, 2009	2012	$1.116841	$1.279028	10,448,232
	2011	$1.118495	$1.116841	7,631,619
	2010	$1.008574	$1.118495	3,515,728
	2009	$0.989791	$1.008574	28,450
American Funds - Bond Fund - Class 2(4)	2013	$1.133226	$1.092923	2,598,831.128
Subaccount inception date November 19, 2009	2012	$1.091117	$1.133226	2,474,531
	2011	$1.043227	$1.091117	1,063,372
	2010	$0.994279	$1.043227	460,901
	2009	$1.000912	$0.994279	25,087
American Funds - Growth Fund - Class 2(4)	2013	$1.287044	$1.650551	2,011,497.200
Subaccount inception date November 19, 2009	2012	$1.107639	$1.287044	1,803,858
	2011	$1.173868	$1.107639	1,311,691
	2010	$1.003429	$1.173868	247,126
	2009	$0.986494	$1.003429	0
American Funds - Growth-Income Fund - Class 2(4)	2013	$1.241615	$1.633873	2,539,875.667
Subaccount inception date November 19, 2009	2012	$1.072250	$1.241615	1,880,984
	2011	$1.108033	$1.072250	1,229,647
	2010	$1.008820	$1.108033	200,409
	2009	$0.986815	$1.008820	0
American Funds - International Fund - Class 2(4)	2013	$1.021914	$1.225234	1,716,788.952
Subaccount inception date November 19, 2009	2012	$0.879338	$1.021914	1,084,689
	2011	$1.036866	$0.879338	868,268
	2010	$0.980928	$1.036866	397,554
	2009	$0.982925	$0.980928	0
Fidelity VIP Balanced Portfolio - Service Class 2	2013	$1.146318	$1.351815	6,638,165.148
Subaccount inception date May 1, 2008	2012	$1.009892	$1.146318	5,300,184
	2011	$1.062126	$1.009892	4,523,031
	2010	$0.912345	$1.062126	2,839,980
	2009	$0.667157	$0.912345	1,689,655
	2008	$1.000000	$0.667157	197,097

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio - Service Class 2	2013	$1.215402	$1.573506	3,615,247.807
Subaccount inception date July 31, 2006	2012	$1.058584	$1.215402	3,300,391
	2011	$1.101400	$1.058584	2,255,669
	2010	$0.952779	$1.101400	1,369,012
	2009	$0.711414	$0.952779	555,703
	2008	$1.255688	$0.711414	246,571
	2007	$1.082835	$1.255688	205,404
	2006	$1.000000	$1.082835	50,219
Fidelity VIP Equity-Income Portfolio - Service Class 2	2013	$1.064468	$1.345208	743,980.787
Subaccount inception date July 31, 2006	2012	$0.919880	$1.064468	812,148
	2011	$0.924383	$0.919880	997,739
	2010	$0.813629	$0.924383	587,801
	2009	$0.633631	$0.813629	188,771
	2008	$1.120789	$0.633631	137,991
	2007	$1.119504	$1.120789	57,238
	2006	$1.000000	$1.119504	0
Fidelity VIP Growth Portfolio - Service Class 2	2013	$1.226558	$1.649159	406,454.415
Subaccount inception date July 31, 2006	2012	$1.084537	$1.226558	437,268
	2011	$1.097337	$1.084537	482,555
	2010	$0.896121	$1.097337	94,532
	2009	$0.708345	$0.896121	56,151
	2008	$1.359846	$0.708345	0
	2007	$1.086041	$1.359846	0
	2006	$1.000000	$1.086041	4,739
Fidelity VIP Mid Cap Portfolio - Service Class 2	2013	$1.270814	$1.707028	2,464,216.921
Subaccount inception date July 31, 2006	2012	$1.122098	$1.270814	2,297,808
	2011	$1.273153	$1.122098	1,762,822
	2010	$1.001619	$1.273153	707,198
	2009	$0.724948	$1.001619	287,939
	2008	$1.214238	$0.724948	96,517
	2007	$1.064932	$1.214238	69,893
	2006	$1.000000	$1.064932	13,574
Fidelity VIP Value Strategies Portfolio - Service Class 2	2013	$1.244771	$1.602074	1,279,409.281
Subaccount inception date July 31, 2006	2012	$0.990959	$1.244771	986,064
	2011	$1.101924	$0.990959	230,185
	2010	$0.882219	$1.101924	194,455
	2009	$0.567846	$0.882219	30,937
	2008	$1.179157	$0.567846	18,338
	2007	$1.131240	$1.179157	15,749
	2006	$1.000000	$1.131240	1,053
Franklin Founding Funds Allocation VIP Fund - Class 4(2)	2013	$1.527736	$1.865274	3,628,349.200
Subaccount inception date November 10, 2008	2012	$1.343822	$1.527736	4,156,842
	2011	$1.384396	$1.343822	5,007,123
	2010	$1.272117	$1.384396	4,480,513
	2009	$0.990788	$1.272117	3,366,078
	2008	$1.000000	$0.990788	24,360
Franklin Income VIP Fund - Class 2	2013	$1.137811	$1.281702	6,913,604.270
Subaccount inception date May 1, 2007	2012	$1.021688	$1.137811	8,014,491
	2011	$1.009344	$1.021688	5,628,661
	2010	$0.906113	$1.009344	2,822,374
	2009	$0.675928	$0.906113	1,020,178
	2008	$0.971991	$0.675928	758,995
	2007	$1.000000	$0.971991	419,011

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2	2013	$0.909149	$1.152833	911,463.890
Subaccount inception date May 1, 2007	2012	$0.804987	$0.909149	948,514
	2011	$0.822800	$0.804987	1,194,614
	2010	$0.748473	$0.822800	561,721
	2009	$0.600622	$0.748473	219,089
	2008	$0.966036	$0.600622	129,665
	2007	$1.000000	$0.966036	103,806
GE Investments Total Return Fund - Class 3(3)	2013	$1.147471	$1.297959	2,088,012.386
Subaccount inception date November 19, 2009	2012	$1.036102	$1.147471	2,090,396
	2011	$1.083634	$1.036102	1,478,708
	2010	$1.004207	$1.083634	656,225
	2009	$0.988823	$1.004207	2,926
Invesco V.I. American Franchise Fund - Series II Shares	2013	$0.965645	$1.334584	160,650.878
Subaccount inception date April 27,2012	2012	$1.000000	$0.965645	168,479
Invesco V.I. Value Opportunities Fund - Series II Shares	2013	$0.913524	$1.203620	140,737.681
Subaccount inception date July 31, 2006	2012	$0.785428	$0.913524	152,604
	2011	$0.822364	$0.785428	154,960
	2010	$0.777799	$0.822364	129,910
	2009	$0.532530	$0.777799	108,366
	2008	$1.120001	$0.532530	67,331
	2007	$1.117711	$1.120001	104,835
	2006	$1.000000	$1.117711	19,855
Janus Aspen - Enterprise Portfolio - Service Shares	2013	$1.504177	$1.963529	167,271.741
Subaccount inception date July 31, 2006	2012	$1.300622	$1.504177	174,849
	2011	$1.337658	$1.300622	185,306
	2010	$1.077947	$1.337658	248,146
	2009	$0.754853	$1.077947	78,710
	2008	$1.360067	$0.754853	20,179
	2007	$1.130093	$1.360067	18,321
	2006	$1.000000	$1.130093	3,871
Janus Aspen - Global Research Portfolio - Service Shares	2013	$1.099846	$1.392639	384,074.909
Subaccount inception date July 31, 2006	2012	$0.928220	$1.099846	443,001
	2011	$1.091557	$0.928220	561,473
	2010	$0.955772	$1.091557	445,935
	2009	$0.703600	$0.955772	145,536
	2008	$1.289534	$0.703600	7,853
	2007	$1.192760	$1.289534	7,387
	2006	$1.000000	$1.192760	0
MFS ® New Discovery Series - Service Class	2013	$1.599031	$2.232456	437,234.059
Subaccount inception date July 31, 2006	2012	$1.337907	$1.599031	549,417
	2011	$1.511928	$1.337907	540,731
	2010	$1.124984	$1.511928	316,333
	2009	$0.698444	$1.124984	111,621
	2008	$1.168165	$0.698444	24,730
	2007	$1.155662	$1.168165	24,755
	2006	$1.000000	$1.155662	9,408
MFS ® Total Return Series - Service Class	2013	$1.183384	$1.389144	672,975.538
Subaccount inception date July 31, 2006	2012	$1.079085	$1.183384	782,375
	2011	$1.074438	$1.079085	849,585
	2010	$0.991300	$1.074438	446,213
	2009	$0.851734	$0.991300	222,566
	2008	$1.109131	$0.851734	204,109
	2007	$1.079472	$1.109131	139,892
	2006	$1.000000	$1.079472	21,149

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2	2013	$0.946431	$1.150610	1,184,372.191
Subaccount inception date May 1, 2007	2012	$0.809733	$0.946431	1,366,644
	2011	$0.916498	$0.809733	1,815,117
	2010	$0.855138	$0.916498	811,769
	2009	$0.631171	$0.855138	298,810
	2008	$1.070845	$0.631171	127,591
	2007	$1.000000	$1.070845	86,046
TA Aegon High Yield Bond - Service Class	2013	$1.522841	$1.600797	1,814,381.487
Subaccount inception date July 31, 2006	2012	$1.315497	$1.522841	1,628,595
	2011	$1.272841	$1.315497	1,040,631
	2010	$1.147811	$1.272841	555,838
	2009	$0.790565	$1.147811	203,711
	2008	$1.072883	$0.790565	135,316
	2007	$1.066851	$1.072883	124,340
	2006	$1.000000	$1.066851	0
TA Aegon Money Market - Service Class	2013	$1.014275	$1.002811	9,083,477.380
Subaccount inception date July 31, 2006	2012	$1.025987	$1.014275	15,228,842
	2011	$1.037664	$1.025987	17,021,510
	2010	$1.049559	$1.037664	7,056,608
	2009	$1.061523	$1.049559	5,724,906
	2008	$1.051030	$1.061523	3,655,897
	2007	$1.014808	$1.051030	786,375
	2006	$1.000000	$1.014808	160,796
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2013	$1.030630	$1.132171	64,311,108.937
Subaccount inception date May 2, 2011	2012	$0.962668	$1.030630	38,447,529
	2011	$1.000000	$0.962668	2,487,989
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2013	$1.037138	$1.097845	19,601,020.129
Subaccount inception date May 2, 2011	2012	$0.982517	$1.037138	17,964,745
	2011	$1.000000	$0.982517	8,809,364
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2013	$1.011291	$1.164823	14,157,182.796
Subaccount inception date May 2, 2011	2012	$0.921979	$1.011291	9,211,850
	2011	$1.000000	$0.921979	4,214,264
TA Aegon U.S. Government Securities - Service Class	2013	$1.331571	$1.283694	7,187,733.340
Subaccount inception date July 31, 2006	2012	$1.284480	$1.331571	24,323,621
	2011	$1.210984	$1.284480	17,186,320
	2010	$1.175272	$1.210984	4,719,884
	2009	$1.140897	$1.175272	7,871,331
	2008	$1.074391	$1.140897	804,071
	2007	$1.027412	$1.074391	35,066
	2006	$1.000000	$1.027412	0
PAM TA Aegon U.S. Government Securities - Service Class	2013	$1.331571	$1.283694	47,917.516
Subaccount inception date July 31, 2006	2012	$1.284480	$1.331571	348,848
	2011	$1.210984	$1.284480	742,888
	2010	$1.175272	$1.210984	0
	2009	$1.140897	$1.175272	5,884
	2008	$1.074391	$1.140897	101,931
	2007	$1.027412	$1.074391	0
	2006	$1.000000	$1.027412	0

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$1.147001	$1.212051	20,805,212.549
Subaccount inception date July 31, 2006	2012	$1.096693	$1.147001	22,582,190
	2011	$1.091117	$1.096693	15,251,845
	2010	$1.011134	$1.091117	1,749,172
	2009	$0.779747	$1.011134	56,475
	2008	$1.251943	$0.779747	21,645
	2007	$1.070620	$1.251943	23,322
	2006	$1.000000	$1.070620	5,163
TA Asset Allocation - Conservative - Service Class	2013	$1.221905	$1.317834	70,500,824.427
Subaccount inception date July 31, 2006	2012	$1.153065	$1.221905	73,301,425
	2011	$1.139437	$1.153065	49,523,517
	2010	$1.060223	$1.139437	34,301,628
	2009	$0.858596	$1.060223	24,447,490
	2008	$1.105004	$0.858596	9,999,675
	2007	$1.053046	$1.105004	3,368,969
	2006	$1.000000	$1.053046	304,534
TA Asset Allocation - Growth - Service Class	2013	$1.059951	$1.324429	5,037,498.968
Subaccount inception date July 31, 2006	2012	$0.953993	$1.059951	4,994,797
	2011	$1.023225	$0.953993	4,331,223
	2010	$0.902751	$1.023225	3,904,021
	2009	$0.704887	$0.902751	3,200,456
	2008	$1.183576	$0.704887	2,879,575
	2007	$1.113366	$1.183576	2,333,772
	2006	$1.000000	$1.113366	527,838
TA Asset Allocation - Moderate - Service Class	2013	$1.214821	$1.359940	285,256,719.366
Subaccount inception date July 31, 2006	2012	$1.126254	$1.214821	248,493,392
	2011	$1.135864	$1.126254	166,642,342
	2010	$1.043176	$1.135864	90,924,867
	2009	$0.836138	$1.043176	69,566,652
	2008	$1.145967	$0.836138	39,160,987
	2007	$1.076007	$1.145967	18,468,162
	2006	$1.000000	$1.076007	1,484,793
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.143248	$1.345485	133,705,799.013
Subaccount inception date July 31, 2006	2012	$1.047768	$1.143248	137,784,219
	2011	$1.084474	$1.047768	134,124,388
	2010	$0.975885	$1.084474	137,265,630
	2009	$0.771951	$0.975885	130,735,026
	2008	$1.164122	$0.771951	94,223,608
	2007	$1.094828	$1.164122	53,349,004
	2006	$1.000000	$1.094828	9,973,902
TA Barrow Hanley Dividend Focused - Service Class	2013	$0.999088	$1.283323	2,805,646.971
Subaccount inception date July 31, 2006	2012	$0.906652	$0.999088	1,978,226
	2011	$0.895068	$0.906652	1,815,489
	2010	$0.821926	$0.895068	1,342,572
	2009	$0.731114	$0.821926	406,836
	2008	$1.121613	$0.731114	232,196
	2007	$1.087288	$1.121613	112,761
	2006	$1.000000	$1.087288	0
TA BlackRock Global Allocation - Service Class(1)	2013	$1.348936	$1.524566	52,240,166.938
Subaccount inception date May 1, 2009	2012	$1.241971	$1.348936	55,500,888
	2011	$1.307502	$1.241971	51,793,088
	2010	$1.205954	$1.307502	26,178,114
	2009	$1.000000	$1.205954	7,589,592

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class(5)	2013	$1.484094	$1.648347	30,780,466.802
Subaccount inception date May 1, 2009	2012	$1.364595	$1.484094	26,454,997
	2011	$1.330448	$1.364595	12,245,892
	2010	$1.209731	$1.330448	5,068,080
	2009	$1.000000	$1.209731	1,144,293
TA Clarion Global Real Estate Securities - Service Class	2013	$1.079798	$1.107105	2,385,676.098
Subaccount inception date July 31, 2006	2012	$0.873976	$1.079798	1,772,828
	2011	$0.940525	$0.873976	1,223,501
	2010	$0.825106	$0.940525	398,186
	2009	$0.627488	$0.825106	91,362
	2008	$1.103816	$0.627488	62,445
	2007	$1.199440	$1.103816	66,981
	2006	$1.000000	$1.199440	8,422
TA Hanlon Income - Service Class(5)	2013	$1.034490	$1.052748	3,806,310.977
Subaccount inception date November 19, 2009	2012	$1.011358	$1.034490	3,282,573
	2011	$0.993850	$1.011358	2,851,581
	2010	$1.004094	$0.993850	2,992,994
	2009	$0.999969	$1.004094	76,848
TA International Moderate Growth - Service Class	2013	$1.040939	$1.157384	21,208,429.056
Subaccount inception date July 31, 2006	2012	$0.936123	$1.040939	18,401,755
	2011	$1.024034	$0.936123	19,853,418
	2010	$0.939581	$1.024034	17,130,598
	2009	$0.734869	$0.939581	16,004,141
	2008	$1.167259	$0.734869	9,512,686
	2007	$1.088325	$1.167259	4,065,930
	2006	$1.000000	$1.088325	384,150
TA Janus Balanced - Service Class	2013	$0.985820	$1.159978	5,520,903.200
Subaccount inception date November 19, 2009	2012	$0.886410	$0.985820	3,588,906
	2011	$1.005272	$0.886410	1,654,507
	2010	$0.986242	$1.005272	824,218
	2009	$0.986584	$0.986242	26,205
TA Jennison Growth - Service Class	2013	$1.313912	$1.783487	1,342,070.396
Subaccount inception date July 31, 2006	2012	$1.151637	$1.313912	1,258,264
	2011	$1.173897	$1.151637	566,250
	2010	$1.060418	$1.173897	422,297
	2009	$0.762402	$1.060418	100,914
	2008	$1.226238	$0.762402	131,903
	2007	$1.114697	$1.226238	5,970
	2006	$1.000000	$1.114697	0
TA JPMorgan Core Bond - Service Class	2013	$1.083555	$1.048423	8,440,449.787
Subaccount inception date May 2, 2011	2012	$1.046329	$1.083555	7,703,707
	2011	$1.000000	$1.046329	2,187,307
TA JPMorgan Enhanced Index - Service Class	2013	$1.181309	$1.543173	193,236.143
Subaccount inception date July 31, 2006	2012	$1.029301	$1.181309	205,730
	2011	$1.036203	$1.029301	135,790
	2010	$0.912569	$1.036203	59,961
	2009	$0.713807	$0.912569	61,883
	2008	$1.155663	$0.713807	19,656
	2007	$1.120800	$1.155663	6,103
	2006	$1.000000	$1.120800	0

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2013	$1.495254	$1.943423	930,875.778
Subaccount inception date November 19, 2009	2012	$1.257966	$1.495254	708,101
	2011	$1.250762	$1.257966	328,551
	2010	$1.030067	$1.250762	216,258
	2009	$0.985168	$1.030067	0
TA JPMorgan Tactical Allocation - Service Class	2013	$1.059640	$1.103029	58,057,219.932
Subaccount inception date May 2, 2011	2012	$0.997395	$1.059640	46,931,358
	2011	$1.000000	$0.997395	17,345,742
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2013	$1.011240	$1.093470	22,112,788.011
Subaccount inception date May 1, 2012	2012	$1.000000	$1.011240	8,661,207
TA Legg Mason Dynamic Allocation - Growth - Service Class	2013	$1.006278	$1.150117	3,240,625.976
Subaccount inception date May 1, 2012	2012	$1.000000	$1.006278	983,253
TA Market Participation Strategy - Service Class	2013	$0.990737	$1.119493	9,331,889.073
Subaccount inception date September 17, 2012	2012	$1.000000	$0.990737	2,082,550
TA MFS International Equity - Service Class	2013	$1.162913	$1.353966	948,293.542
Subaccount inception date July 31, 2006	2012	$0.965225	$1.162913	726,552
	2011	$1.087417	$0.965225	363,018
	2010	$0.997157	$1.087417	269,195
	2009	$0.762735	$0.997157	136,330
	2008	$1.196962	$0.762735	226,454
	2007	$1.112169	$1.196962	75,716
	2006	$1.000000	$1.112169	3,559
TA Morgan Stanley Capital Growth - Service Class	2013	$1.178666	$1.723262	411,013.259
Subaccount inception date July 31, 2006	2012	$1.034939	$1.178666	367,280
	2011	$1.113499	$1.034939	336,061
	2010	$0.886250	$1.113499	76,299
	2009	$0.702727	$0.886250	15,971
	2008	$1.120130	$0.702727	15,171
	2007	$1.124490	$1.120130	7,815
	2006	$1.000000	$1.124490	1,254
TA Morgan Stanley Mid Cap Growth - Service Class	2013	$1.479482	$2.030579	1,160,212.994
Subaccount inception date July 31, 2006	2012	$1.375850	$1.479482	779,868
	2011	$1.495060	$1.375850	808,762
	2010	$1.132093	$1.495060	288,519
	2009	$0.715154	$1.132093	87,395
	2008	$1.350632	$0.715154	20,517
	2007	$1.117686	$1.350632	54,989
	2006	$1.000000	$1.117686	4,746
TA Multi-Managed Balanced - Service Class	2013	$1.379126	$1.605522	9,508,175.123
Subaccount inception date July 31, 2006	2012	$1.241200	$1.379126	9,140,212
	2011	$1.210049	$1.241200	7,985,857
	2010	$0.987989	$1.210049	7,510,382
	2009	$0.793538	$0.987989	4,263,783
	2008	$1.190480	$0.793538	588,424
	2007	$1.062164	$1.190480	145,521
	2006	$1.000000	$1.062164	4,011
TA PIMCO Real Return TIPS - Service Class	2013	$1.123215	$1.004409	9,700,668.833
Subaccount inception date May 2, 2011	2012	$1.068881	$1.123215	9,528,379
	2011	$1.000000	$1.068881	4,284,694

58

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.929048 $0.930645 $0.974535 $1.021086 $0.998172	$1.027295 $0.929048 $0.930645 $0.974535 $1.021086	17,991,507.444 3,364,177 174,535 167,000 0
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.908879 $0.905567 $0.989799 $1.022838 $0.997278	$0.971833 $0.908879 $0.905567 $0.989799 $1.022838	5,325,374.485 1,736,396 613,946 414,358 0
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.872409 $0.876452 $1.003015 $1.021757 $0.996410	$1.007422 $0.872409 $0.876452 $1.003015 $1.021757	2,827,942.499 819,553 362,050 358,986 0
TA PIMCO Total Return - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.423766 $1.341954 $1.281147 $1.211844 $1.058979 $1.105172 $1.027497 $1.000000	$1.368660 $1.423766 $1.341954 $1.281147 $1.211844 $1.058979 $1.105172 $1.027497	41,672,170.378 42,972,142 26,080,241 16,065,423 6,661,382 999,622 242,610 49,173
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$0.225309 $0.322972 $0.408104 $0.563650 $1.000000	$0.122267 $0.225309 $0.322972 $0.408104 $0.563650	3,116,899.589 14,510,656 13,500,972 603,251 77,569
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2013 2012 2011 2010 2009 2008	$1.328048 $1.157683 $1.205418 $0.937534 $0.663622 $1.000000	$1.786104 $1.328048 $1.157683 $1.205418 $0.937534 $0.663622	1,311,559.890 1,238,358 1,210,200 517,952 211,410 0
TA T. Rowe Price Small Cap - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.531954 $1.342719 $1.337878 $1.009445 $0.738127 $1.174046 $1.086825 $1.000000	$2.176376 $1.531954 $1.342719 $1.337878 $1.009445 $0.738127 $1.174046 $1.086825	1,524,665.033 1,226,320 957,828 428,340 62,109 29,246 24,764 7,453
TA Torray Concentrated Growth - Service Class(6) Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.285363 $1.112953 $1.154992 $0.982777 $0.685165 $1.199182 $1.113470 $1.000000	$1.687670 $1.285363 $1.112953 $1.154992 $0.982777 $0.685165 $1.199182 $1.113470	467,433.499 348,193 261,616 124,325 9,396 4,954 39,695 0

59

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$0.989210 $0.859382 $1.017449 $0.951135 $0.765515 $1.270411 $1.114827 $1.000000	$1.213370 $0.989210 $0.859382 $1.017449 $0.951135 $0.765515 $1.270411 $1.114827	318,410.533 422,440 403,978 305,116 329,840 221,013 119,263 5,835
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.268580 $1.100864 $1.158923 $1.024623 $0.999969	$1.593686 $1.268580 $1.100864 $1.158923 $1.024623	2,864,474.379 2,484,905 944,655 290,381 0
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2008	2013 2012 2011 2010 2009 2008	$1.110874 $1.036666 $1.033408 $0.944330 $0.819699 $1.000000	$1.223796 $1.110874 $1.036666 $1.033408 $0.944330 $0.819699	180,944,789.676 129,838,786 71,540,736 27,727,485 18,384,731 1,679,010
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.161501 $1.102003 $1.080343 $0.998658 $0.999969	$1.234061 $1.161501 $1.102003 $1.080343 $0.998658	29,895,243.804 24,884,011 13,414,524 2,564,300 10,794
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2008	2013 2012 2011 2010 2009 2008	$1.060956 $0.962049 $0.984247 $0.881003 $0.723436 $1.000000	$1.245877 $1.060956 $0.962049 $0.984247 $0.881003 $0.723436	63,124,395.404 50,199,332 42,232,561 44,792,333 39,727,699 3,678,196
TA WMC Diversified Growth - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.039813 $0.931964 $0.981208 $0.844797 $0.662947 $1.245882 $1.086036 $1.000000	$1.358317 $1.039813 $0.931964 $0.981208 $0.844797 $0.662947 $1.245882 $1.086036	1,886,540.314 1,812,108 1,128,261 25,745 0 0 0 0

Subaccount	Year	Separate Account Expense 1.00%
		Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3) Subaccount inception date November 10, 2008	2013 2012 2011 2010 2009 2008	$1.458036 $1.301536 $1.358646 $1.246592 $1.013687 $1.000000	$1.675186 $1.458036 $1.301536 $1.358646 $1.246592 $1.013687	1,442,658.913 1,403,747 1,059,252 918,182 504,592 127,445

60

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.00%
		Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.120497 $0.965302 $0.919142 $0.822994 $0.690681 $1.176307 $1.133057 $1.000000	$1.493166 $1.120497 $0.965302 $0.919142 $0.822994 $0.690681 $1.176307 $1.133057	444,144.279 189,328 68,908 162,475 105,060 105,060 105,060 105,060
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.207559 $1.045133 $1.096722 $1.008531 $0.742942 $1.246947 $1.108560 $1.000000	$1.637969 $1.207559 $1.045133 $1.096722 $1.008531 $0.742942 $1.246947 $1.108560	109,821.536 117,700 134,084 218,530 194,210 151,021 104,935 104,935
American Funds - Asset Allocation Fund - Class 2(4) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.284946 $1.120339 $1.120346 $1.008749 $0.989795	$1.568960 $1.284946 $1.120339 $1.120346 $1.008749	6,499,426.474 3,531,184 3,242,520 1,395,797 11,999
American Funds - Bond Fund - Class 2(3) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.138486 $1.094543 $1.044960 $0.994451 $1.000916	$1.099618 $1.138486 $1.094543 $1.044960 $0.994451	2,068,260.954 2,396,702 736,037 330,260 15,050
American Funds - Growth Fund - Class 2(4) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.292987 $1.111092 $1.175795 $1.003598 $0.986498	$1.660629 $1.292987 $1.111092 $1.175795 $1.003598	479,606.904 402,610 274,875 58,139 7,642
American Funds - Growth-Income Fund - Class 2(4) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.247354 $1.075609 $1.109874 $1.009000 $0.986819	$1.643862 $1.247354 $1.075609 $1.109874 $1.009000	548,748.366 441,479 186,558 0 0
American Funds - International Fund - Class 2(4) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.026619 $0.882089 $1.038569 $0.981097 $0.982929	$1.232701 $1.026619 $0.882089 $1.038569 $0.981097	509,546.179 459,481 449,838 129,268 20,403
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2013 2012 2011 2010 2009 2008	$1.154295 $1.015405 $1.066336 $0.914591 $0.667815 $1.000000	$1.363251 $1.154295 $1.015405 $1.066336 $0.914591 $0.667815	3,956,857.682 3,276,304 2,787,811 1,763,189 1,368,855 270,880

61

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.00%
		Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.227025 $1.067123 $1.108635 $0.957621 $0.713966 $1.258333 $1.083504 $1.000000	$1.590913 $1.227025 $1.067123 $1.108635 $0.957621 $0.713966 $1.258333 $1.083504	1,531,017.930 1,301,211 1,001,536 551,241 267,197 107,425 92,843 26,138
Fidelity VIP Equity-Income Portfolio - Service Class 2 Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.074666 $0.927313 $0.930470 $0.817780 $0.635921 $1.123157 $1.120193 $1.000000	$1.360119 $1.074666 $0.927313 $0.930470 $0.817780 $0.635921 $1.123157 $1.120193	377,580.603 390,992 426,200 191,015 49,449 28,080 9,452 2,840
Fidelity VIP Growth Portfolio - Service Class 2 Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.238321 $1.093305 $1.104576 $0.900702 $0.710898 $1.362724 $1.086705 $1.000000	$1.667444 $1.238321 $1.093305 $1.104576 $0.900702 $0.710898 $1.362724 $1.086705	66,370.412 88,218 90,555 47,453 49,750 4,919 0 0
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.282990 $1.131162 $1.281529 $1.006706 $0.727560 $1.216793 $1.065585 $1.000000	$1.725937 $1.282990 $1.131162 $1.281529 $1.006706 $0.727560 $1.216793 $1.065585	1,125,985.419 1,056,615 757,411 432,218 166,686 40,903 155,381 23,449
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.256727 $0.998978 $1.109189 $0.886735 $0.569896 $1.181642 $1.131933 $1.000000	$1.619870 $1.256727 $0.998978 $1.109189 $0.886735 $0.569896 $1.181642 $1.131933	461,974.620 167,715 120,396 60,691 16,540 10,507 10,120 2,818
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount inception date November 10, 2008	2013 2012 2011 2010 2009 2008	$1.537127 $1.350085 $1.388801 $1.274278 $0.990993 $1.000000	$1.879511 $1.537127 $1.350085 $1.388801 $1.274278 $0.990993	2,095,617.183 2,173,516 2,198,184 1,688,834 1,264,771 89,239
Franklin Income VIP Fund - Class 2 Subaccount inception date May 1, 2007	2013 2012 2011 2010 2009 2008 2007	$1.147426 $1.028786 $1.014859 $0.909716 $0.677613 $0.972958 $1.000000	$1.294447 $1.147426 $1.028786 $1.014859 $0.909716 $0.677613 $0.972958	1,723,564.401 2,069,411 1,376,947 715,400 320,260 123,982 2,381

62

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.00%
		Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date May 1, 2007	2013 2012 2011 2010 2009 2008 2007	$0.916808 $0.810561 $0.827272 $0.751426 $0.602110 $0.966988 $1.000000	$1.164269 $0.916808 $0.810561 $0.827272 $0.751426 $0.602110 $0.966988	304,531.873 373,828 426,214 170,478 94,001 22,712 3,556
GE Investments Total Return Fund - Class 3(3) Subaccount inception date November 19, 2009	2013 2012 2011 2010 2009	$1.152791 $1.039358 $1.085441 $1.004385 $0.988827	$1.305910 $1.152791 $1.039358 $1.085441 $1.004385	676,918.473 598,841 492,314 350,804 0
Invesco V.I. American Franchise Fund - Series II Shares Subaccount inception date April 27, 2012	2013 2012	$0.966618 $1.000000	$1.337912 $0.966618	128,398.260 141,036
Invesco V.I. Value Opportunities Fund - Series II Shares Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$0.922320 $0.791797 $0.827802 $0.781783 $0.534453 $1.122355 $1.118391 $1.000000	$1.217011 $0.922320 $0.791797 $0.827802 $0.781783 $0.534453 $1.122355 $1.118391	194,213.820 197,991 216,105 144,454 82,407 58,221 16,436 0
Janus Aspen - Enterprise Portfolio - Service Shares Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.518620 $1.311153 $1.346481 $1.083451 $0.757588 $1.362941 $1.130792 $1.000000	$1.985316 $1.518620 $1.311153 $1.346481 $1.083451 $0.757588 $1.362941 $1.130792	212,139.801 214,512 238,297 185,898 130,999 28,040 24,859 20,146
Janus Aspen - Global Research Portfolio - Service Shares Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.110393 $0.935725 $1.098751 $0.960646 $0.706136 $1.292250 $1.193490 $1.000000	$1.408085 $1.110393 $0.935725 $1.098751 $0.960646 $0.706136 $1.292250 $1.193490	139,521.666 143,596 153,106 109,710 85,692 26,489 24,699 0
MFS ® New Discovery Series - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.614363 $1.348732 $1.521901 $1.130720 $0.700970 $1.170634 $1.156373 $1.000000	$2.257214 $1.614363 $1.348732 $1.521901 $1.130720 $0.700970 $1.170634 $1.156373	313,773.267 328,150 265,295 187,214 139,545 23,693 3,584 0
MFS ® Total Return Series - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.194725 $1.087796 $1.081514 $0.996345 $0.854799 $1.111468 $1.080133 $1.000000	$1.404556 $1.194725 $1.087796 $1.081514 $0.996345 $0.854799 $1.111468 $1.080133	384,771.174 392,868 418,296 246,830 148,053 55,174 55,198 2,011

63

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.00%
		Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount inception date May 1, 2007	2013 2012 2011 2010 2009 2008 2007	$0.954425 $0.815357 $0.921503 $0.858535 $0.632734 $1.071902 $1.000000	$1.162044 $0.954425 $0.815357 $0.921503 $0.858535 $0.632734 $1.071902	696,667.477 818,695 708,734 513,283 380,690 22,216 8,952
TA Aegon High Yield Bond - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.537423 $1.326110 $1.281213 $1.153647 $0.793411 $1.075132 $1.067501 $1.000000	$1.618531 $1.537423 $1.326110 $1.281213 $1.153647 $0.793411 $1.075132 $1.067501	812,871.185 695,786 329,289 355,788 179,808 19,539 0 0
TA Aegon Money Market - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.024027 $1.034291 $1.044515 $1.054889 $1.065348 $1.053248 $1.015429 $1.000000	$1.013865 $1.024027 $1.034291 $1.044515 $1.054889 $1.065348 $1.053248 $1.015429	3,729,752.378 7,180,986 6,589,666 3,434,662 4,097,244 3,416,072 746,254 218,805
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 2, 2011	2013 2012 2011	$1.033185 $0.963618 $1.000000	$1.136657 $1.033185 $0.963618	24,830,633.285 15,888,099 1,167,967
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 21, 2011	2013 2012 2011	$1.039717 $0.983487 $1.000000	$1.102210 $1.039717 $0.983487	13,691,344.235 11,134,186 3,979,289
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 2, 2011	2013 2012 2011	$1.013783 $0.922879 $1.000000	$1.169437 $1.013783 $0.922879	7,911,832.439 4,882,656 1,177,568
TA Aegon U.S. Government Securities - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.344329 $1.294850 $1.218956 $1.181261 $1.145005 $1.076663 $1.028045 $1.000000	$1.297928 $1.344329 $1.294850 $1.218956 $1.181261 $1.145005 $1.076663 $1.028045	3,478,735.426 7,765,706 7,470,562 4,307,513 3,051,800 253,708 8,292 0
PAM Transamerica Aegon U.S. Government Securities VP - Service Class Subaccount inception date July 31, 2006	2013 2012 2011 2010 2009 2008 2007 2006	$1.344329 $1.294850 $1.218956 $1.181261 $1.145005 $1.076663 $1.028045 $1.000000	$1.297928 $1.344329 $1.294850 $1.218956 $1.181261 $1.145005 $1.076663 $1.028045	0.000 312,810 574,917 0 0 3,624 0 0

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2013	$1.157949	$1.225441	7,407,624.388
Subaccount inception date July 31, 2006	2012	$1.105513	$1.157949	8,631,664
	2011	$1.098263	$1.105513	7,421,699
	2010	$1.016255	$1.098263	1,068,501
	2009	$0.782542	$1.016255	181,375
	2008	$1.254566	$0.782542	103,577
	2007	$1.071274	$1.254566	95,812
	2006	$1.000000	$1.071274	37,419
TA Asset Allocation - Conservative - Service Class	2013	$1.233599	$1.332430	34,228,961.969
Subaccount inception date July 31, 2006	2012	$1.162364	$1.233599	34,594,179
	2011	$1.146927	$1.162364	29,152,404
	2010	$1.065618	$1.146927	21,376,049
	2009	$0.861688	$1.065618	12,420,199
	2008	$1.107334	$0.861688	5,631,661
	2007	$1.053969	$1.107334	2,517,181
	2006	$1.000000	$1.053969	1,180,078
TA Asset Allocation - Growth - Service Class	2013	$1.070134	$1.339130	4,407,924.928
Subaccount inception date July 31, 2006	2012	$0.961723	$1.070134	4,524,797
	2011	$1.029980	$0.961723	4,560,768
	2010	$0.907356	$1.029980	2,943,514
	2009	$0.707427	$0.907356	2,571,694
	2008	$1.186073	$0.707427	2,072,246
	2007	$1.114056	$1.186073	1,453,548
	2006	$1.000000	$1.114056	290,595
TA Asset Allocation - Moderate - Service Class	2013	$1.226507	$1.375056	120,635,217.965
Subaccount inception date July 31, 2006	2012	$1.135394	$1.226507	112,400,246
	2011	$1.143382	$1.135394	87,115,488
	2010	$1.048525	$1.143382	52,001,238
	2009	$0.839162	$1.048525	39,965,201
	2008	$1.148406	$0.839162	24,305,600
	2007	$1.076671	$1.148406	12,628,451
	2006	$1.000000	$1.076671	4,087,867
TA Asset Allocation - Moderate Growth - Service Class	2013	$1.154156	$1.360343	88,889,472.290
Subaccount inception date July 31, 2006	2012	$1.056196	$1.154156	94,753,525
	2011	$1.091594	$1.056196	97,472,818
	2010	$0.980843	$1.091594	98,977,582
	2009	$0.774733	$0.980843	99,915,896
	2008	$1.166573	$0.774733	73,353,147
	2007	$1.095500	$1.166573	43,284,348
	2006	$1.000000	$1.095500	9,746,373
TA Barrow Hanley Dividend Focused - Service Class	2013	$1.008647	$1.297525	1,020,047.932
Subaccount inception date July 31, 2006	2012	$0.913958	$1.008647	1,034,920
	2011	$0.900943	$0.913958	819,820
	2010	$0.826092	$0.900943	817,905
	2009	$0.733737	$0.826092	337,653
	2008	$1.123964	$0.733737	25,221
	2007	$1.087948	$1.123964	115,905
	2006	$1.000000	$1.087948	0
TA BlackRock Global Allocation - Service Class(1)	2013	$1.356297	$1.535155	33,385,152.547
Subaccount inception date May 1, 2009	2012	$1.246884	$1.356297	33,169,337
	2011	$1.310741	$1.246884	31,377,176
	2010	$1.207152	$1.310741	19,199,662
	2009	$1.000000	$1.207152	4,991,967

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class(5)	2013	$1.492181	$1.659790	12,155,290.270
Subaccount inception date May 1, 2009	2012	$1.369987	$1.492181	10,616,155
	2011	$1.333738	$1.369987	5,308,087
	2010	$1.210933	$1.333738	3,087,986
	2009	$1.000000	$1.210933	710,580
TA Clarion Global Real Estate Securities - Service Class	2013	$1.090151	$1.119382	1,639,075.519
Subaccount inception date July 31, 2006	2012	$0.881046	$1.090151	1,524,416
	2011	$0.946723	$0.881046	1,262,510
	2010	$0.829315	$0.946723	390,673
	2009	$0.629749	$0.829315	245,173
	2008	$1.106146	$0.629749	205,257
	2007	$1.200179	$1.106146	175,526
	2006	$1.000000	$1.200179	36,271
TA Hanlon Income - Service Class(5)	2013	$1.039292	$1.059210	3,789,851.845
Subaccount inception date November 19, 2009	2012	$1.014551	$1.039292	4,509,895
	2011	$0.995506	$1.014551	4,615,624
	2010	$1.004271	$0.995506	4,229,302
	2009	$0.999973	$1.004271	14,549
TA International Moderate Growth - Service Class	2013	$1.050922	$1.170211	14,669,565.050
Subaccount inception date July 31, 2006	2012	$0.943696	$1.050922	14,644,960
	2011	$1.030790	$0.943696	15,013,871
	2010	$0.944377	$1.030790	14,037,498
	2009	$0.737518	$0.944377	13,627,263
	2008	$1.169720	$0.737518	10,500,872
	2007	$1.088991	$1.169720	7,133,361
	2006	$1.000000	$1.088991	1,119,065
TA Janus Balanced - Service Class	2013	$0.990396	$1.167091	2,088,322.641
Subaccount inception date November 19, 2009	2012	$0.889192	$0.990396	1,928,057
	2011	$1.006934	$0.889192	648,507
	2010	$0.986413	$1.006934	336,172
	2009	$0.986588	$0.986413	0
TA Jennison Growth - Service Class	2013	$1.326497	$1.803238	624,911.313
Subaccount inception date July 31, 2006	2012	$1.160927	$1.326497	596,617
	2011	$1.181625	$1.160927	408,501
	2010	$1.065808	$1.181625	398,835
	2009	$0.765142	$1.065808	39,416
	2008	$1.228813	$0.765142	0
	2007	$1.115379	$1.228813	0
	2006	$1.000000	$1.115379	0
TA JPMorgan Core Bond - Service Class	2013	$1.086237	$1.052583	2,891,358.138
Subaccount inception date May 2, 2011	2012	$1.047370	$1.086237	2,848,872
	2011	$1.000000	$1.047370	986,486
TA JPMorgan Enhanced Index - Service Class	2013	$1.192631	$1.560282	75,596.753
Subaccount inception date July 31, 2006	2012	$1.037615	$1.192631	74,401
	2011	$1.043032	$1.037615	89,799
	2010	$0.917222	$1.043032	29,895
	2009	$0.716377	$0.917222	15,416
	2008	$1.158096	$0.716377	16,374
	2007	$1.121489	$1.158096	16,261
	2006	$1.000000	$1.121489	0

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2013	$1.502180	$1.955308	375,675.884
Subaccount inception date November 19, 2009	2012	$1.261917	$1.502180	279,145
	2011	$1.252839	$1.261917	155,951
	2010	$1.030245	$1.252839	24,579
	2009	$0.985172	$1.030245	0
TA JPMorgan Tactical Allocation - Service Class	2013	$1.062265	$1.107402	25,214,385.522
Subaccount inception date May 2, 2011	2012	$0.998377	$1.062265	20,022,069
	2011	$1.000000	$0.998377	6,709,346
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2013	$1.012242	$1.096179	9,768,166.470
Subaccount inception date May 1, 2012	2012	$1.000000	$1.012242	3,495,233
TA Legg Mason Dynamic Allocation - Growth - Service Class	2013	$1.007283	$1.152971	1,320,541.824
Subaccount inception date May 1, 2012	2012	$1.000000	$1.007283	256,532
TA Market Participation Strategy - Service Class	2013	$0.991156	$1.121627	4,039,882.851
Subaccount inception date September 17, 2012	2012	$1.000000	$0.991156	831,755
TA MFS International Equity - Service Class	2013	$1.174065	$1.368974	827,971.121
Subaccount inception date July 31, 2006	2012	$0.973025	$1.174065	602,755
	2011	$1.094571	$0.973025	422,313
	2010	$1.002233	$1.094571	350,610
	2009	$0.765484	$1.002233	298,988
	2008	$1.199480	$0.765484	112,682
	2007	$1.112852	$1.199480	62,289
	2006	$1.000000	$1.112852	2,001
TA Morgan Stanley Capital Growth - Service Class	2013	$1.189960	$1.742354	40,098.780
Subaccount inception date July 31, 2006	2012	$1.043295	$1.189960	61,527
	2011	$1.120826	$1.043295	55,392
	2010	$0.890764	$1.120826	13,016
	2009	$0.705260	$0.890764	10,280
	2008	$1.122490	$0.705260	5,260
	2007	$1.125176	$1.122490	2,911
	2006	$1.000000	$1.125176	1,967
TA Morgan Stanley Mid Cap Growth - Service Class	2013	$1.493662	$2.053083	596,755.121
Subaccount inception date July 31, 2006	2012	$1.386969	$1.493662	580,265
	2011	$1.504913	$1.386969	398,111
	2010	$1.137869	$1.504913	150,997
	2009	$0.717735	$1.137869	122,264
	2008	$1.353486	$0.717735	48,137
	2007	$1.118380	$1.353486	68,455
	2006	$1.000000	$1.118380	12,670
TA Multi-Managed Balanced - Service Class	2013	$1.392363	$1.623339	4,775,542.162
Subaccount inception date July 31, 2006	2012	$1.251244	$1.392363	4,457,153
	2011	$1.218035	$1.251244	3,578,673
	2010	$0.993040	$1.218035	3,071,245
	2009	$0.796399	$0.993040	2,628,427
	2008	$1.192988	$0.796399	1,628,344
	2007	$1.062815	$1.192988	436,089
	2006	$1.000000	$1.062815	46,365
TA PIMCO Real Return TIPS - Service Class	2013	$1.125982	$1.008378	3,051,867.628
Subaccount inception date May 2, 2011	2012	$1.069919	$1.125982	3,003,348
	2011	$1.000000	$1.069919	1,242,199

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class	2013	$0.933370	$1.033611	11,635,040.286
Subaccount inception date November 19, 2009	2012	$0.933580	$0.933370	1,451,026
	2011	$0.976163	$0.933580	347,371
	2010	$1.021263	$0.976163	106,037
	2009	$0.998176	$1.021263	0
TA PIMCO Tactical - Conservative - Service Class	2013	$0.913090	$0.977789	1,931,617.748
Subaccount inception date November 19, 2009	2012	$0.908428	$0.913090	988,452
	2011	$0.991456	$0.908428	392,032
	2010	$1.023015	$0.991456	285,592
	2009	$0.997282	$1.023015	0
TA PIMCO Tactical - Growth - Service Class	2013	$0.876482	$1.013634	491,278.304
Subaccount inception date November 19, 2009	2012	$0.879209	$0.876482	168,941
	2011	$1.004682	$0.879209	86,931
	2010	$1.021932	$1.004682	234,128
	2009	$0.996414	$1.021932	0
TA PIMCO Total Return - Service Class	2013	$1.437432	$1.383851	18,242,266.709
Subaccount inception date July 31, 2006	2012	$1.352810	$1.437432	18,711,046
	2011	$1.289596	$1.352810	11,674,051
	2010	$1.218024	$1.289596	8,242,526
	2009	$1.062809	$1.218024	3,833,876
	2008	$1.107516	$1.062809	1,175,987
	2007	$1.028119	$1.107516	75,995
	2006	$1.000000	$1.028119	17,358
TA ProFunds UltraBear Fund - Service Class OAM	2013	$0.226545	$0.123126	1,473,514.494
Subaccount inception date May 1, 2009	2012	$0.324256	$0.226545	7,560,783
	2011	$0.409121	$0.324256	8,317,552
	2010	$0.564212	$0.409121	163,340
	2009	$1.000000	$0.564212	59,749
TA Systematic Small Mid Cap Value - Service Class	2013	$1.337816	$1.801922	775,881.100
Subaccount inception date January 22, 2008	2012	$1.164458	$1.337816	785,932
	2011	$1.210689	$1.164458	705,929
	2010	$0.940245	$1.210689	455,882
	2009	$0.664552	$0.940245	279,207
	2008	$1.000000	$0.664552	0.000
TA T. Rowe Price Small Cap - Service Class	2013	$1.546597	$2.200427	638,579.255
Subaccount inception date July 31, 2006	2012	$1.353542	$1.546597	536,989
	2011	$1.346672	$1.353542	393,926
	2010	$1.014571	$1.346672	236,240
	2009	$0.740781	$1.014571	165,544
	2008	$1.176510	$0.740781	46,998
	2007	$1.087448	$1.176510	71,681
	2006	$1.000000	$1.087448	39,048
TA Torray Concentrated Growth - Service Class(6)	2013	$1.297676	$1.706351	392,305.338
Subaccount inception date July 31, 2006	2012	$1.121943	$1.297676	330,740
	2011	$1.162599	$1.121943	297,252
	2010	$0.987791	$1.162599	340,859
	2009	$0.687634	$0.987791	322,454
	2008	$1.201710	$0.687634	60,166
	2007	$1.114147	$1.201710	49,252
	2006	$1.000000	$1.114147	0

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class	2013	$0.998678	$1.226798	386,885.462
Subaccount inception date July 31, 2006	2012	$0.866326	$0.998678	314,591
	2011	$1.024146	$0.866326	316,838
	2010	$0.955973	$1.024146	173,699
	2009	$0.768272	$0.955973	131,552
	2008	$1.273086	$0.768272	52,297
	2007	$1.115511	$1.273086	37,533
	2006	$1.000000	$1.115511	0
TA Vanguard ETF - Aggressive Growth - Service Class	2013	$1.274471	$1.603465	1,015,347.849
Subaccount inception date November 19, 2009	2012	$1.104316	$1.274471	796,748
	2011	$1.160828	$1.104316	646,501
	2010	$1.024800	$1.160828	175,627
	2009	$0.999973	$1.024800	0
TA Vanguard ETF - Balanced - Service Class	2013	$1.118620	$1.234160	113,558,900.170
Subaccount inception date May 1, 2008	2012	$1.042346	$1.118620	87,612,631
	2011	$1.037524	$1.042346	50,040,553
	2010	$0.946682	$1.037524	20,778,072
	2009	$0.820520	$0.946682	13,648,070
	2008	$1.000000	$0.820520	1,788,126
TA Vanguard ETF - Conservative - Service Class	2013	$1.166881	$1.241630	30,535,125.746
Subaccount inception date November 19, 2009	2012	$1.105463	$1.166881	27,244,294
	2011	$1.082146	$1.105463	16,146,147
	2010	$0.998832	$1.082146	4,160,349
	2009	$0.999973	$0.998832	176,784
TA Vanguard ETF - Growth - Service Class	2013	$1.068310	$1.256386	46,728,317.737
Subaccount inception date May 1, 2008	2012	$0.967285	$1.068310	38,979,745
	2011	$0.988148	$0.967285	34,713,601
	2010	$0.883189	$0.988148	32,790,512
	2009	$0.724155	$0.883189	27,636,867
	2008	$1.000000	$0.724155	3,249,393
TA WMC Diversified Growth - Service Class	2013	$1.049757	$1.373343	887,976.848
Subaccount inception date July 31, 2006	2012	$0.939479	$1.049757	879,360
	2011	$0.987658	$0.939479	791,223
	2010	$0.849093	$0.987658	6,679
	2009	$0.665328	$0.849093	0
	2008	$1.248500	$0.665328	0
	2007	$1.086701	$1.248500	0
	2006	$1.000000	$1.086701	1,481

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(5)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(6)	Effective on or about May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray LLC.

69

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2013, 2012 and 2011

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2013, 2012 and 2011

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company, which comprise the balance sheets as of December 31, 2013 and 2012, the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Iowa the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young

April 25, 2014

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2013	2012
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,987,142	$4,386,102
Bonds:
Affiliated entities	34,550	40,426
Unaffiliated entities	36,152,281	36,681,566
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated entities	132,631	111,471
Common stocks:
Affiliated entities (cost: 2013 - $952,237; 2012 - $961,200)	1,453,290	1,440,426
Unaffiliated entities (cost: 2013 - $124,346; 2012 - $167,843)	174,006	218,026
Mortgage loans on real estate	5,636,535	5,756,749
Real estate, at cost less accumulated depreciation (2013 - $37,450; 2012 - $41,312)
Home office properties	68,008	70,864
Investment properties	6,599	8,090
Properties held for sale	3,841	4,100
Policy loans	687,569	708,794
Receivables for securities	135	4,475
Securities lending reinvested collateral assets	3,182,425	2,160,218
Derivatives	364,307	557,584
Collateral balance	6,626	6,213
Other invested assets	2,017,036	2,290,392

Total cash and invested assets	51,914,143	54,452,658

Accrued investment income	451,834	465,779
Cash surrender value of life insurance policies	325,576	316,533
Premiums deferred and uncollected	130,831	125,291
Current federal income tax recoverable	71,861	—
Net deferred income tax asset	621,446	652,973
Reinsurance receivable	140,529	158,536
Receivable from parent, subsidiaries and affiliates	30,968	51,246
Accounts receivable	276,529	290,758
General agents pension fund	49,480	44,732
Reinsurance deposit receivable	178,513	167,223
Amounts incurred under modified coinsurance agreement	23,764	35,403
Goodwill	20,484	27,968
Other assets	19,945	23,928
Separate account assets	61,020,160	48,684,223

Total admitted assets	$115,276,063	$105,497,251

3

	December 31
	2013	2012
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,230,889	$14,844,093
Annuity	15,055,747	15,866,274
Accident and health	3,813,084	3,678,436
Policy and contract claim reserves:
Life	265,018	238,728
Accident and health	177,536	169,217
Liability for deposit-type contracts	3,722,996	5,187,660
Other policyholders’ funds	21,462	21,289
Federal income taxes payable	—	6,704
Municipal reverse repurchase agreements	88,979	89,724
Remittances and items not allocated	421,501	445,323
Case level liability	2,685	3,696
Payable for derivative cash collateral	385,440	971,392
Asset valuation reserve	858,072	915,880
Interest maintenance reserve	787,475	840,245
Funds held under reinsurance treaties	5,363,800	5,940,038
Reinsurance in unauthorized reinsurers	445	513
Commissions and expense allowances payable on reinsurance assumed	39,546	46,585
Payable to parent, subsidiaries and affiliates	20,926	7,245
Payable for securities	16,680	10,364
Payable for securities lending	3,182,425	2,160,218
Borrowed money	209,442	85,516
Transfers from separate accounts due or accrued (including $(1,230,598) and $(915,131) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2013 and 2012, respectively)	(1,206,171)	(2,496,726)
Amounts withheld or retained	184,022	157,590
Derivatives	794,550	357,183
Bank owned life insurance surrender payable	—	1,610,622
Other liabilities	201,421	260,341
Separate account liabilities	60,920,240	48,608,538

Total liabilities	110,558,210	100,026,688

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2013 and 2012	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2013 and 2012; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2013 and 2012	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2013 and 2012	(58,000)	(58,000)
Surplus notes	150,000	150,000
Paid-in surplus	3,374,951	3,346,065
Unassigned surplus	1,242,543	2,024,139

Total capital and surplus	4,717,853	5,470,563

Total liabilities and capital and surplus	$115,276,063	$105,497,251

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,281,088	$1,147,190	$337,360
Annuity	13,493,424	9,948,086	8,845,105
Accident and health	760,723	711,538	681,591
Net investment income	2,394,136	2,729,527	2,615,858
Amortization of interest maintenance reserve	43,674	31,284	71,742
Commissions and expense allowances on reinsurance ceded	555,759	504,373	(1,597,611)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	759,484	603,433	494,516
Reserve adjustment on reinsurance ceded	(82,824)	(2,160,914)	(159,096)
IMR adjustment due to reinsurance	(1,535)	63,262	307,904
Consideration received on reinsurance recapture and novations	244,825	43,455	—
Income from administrative service agreement with affilate	96,209	74,457	60,237
Other income	100,385	72,054	85,154

	19,645,348	13,767,745	11,742,760

Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,106,251	940,593	993,834
Accident and health benefits	534,396	494,903	473,566
Annuity benefits	1,061,005	1,067,932	1,082,923
Surrender benefits	6,567,152	5,930,279	5,703,634
Other benefits	163,164	195,827	199,349
Increase (decrease) in aggregate reserves for policies and contracts:
Life	406,341	18,775	(201,230)
Annuity	(811,515)	(770,871)	(1,353,277)
Accident and health	134,648	150,798	88,562

	9,161,442	8,028,236	6,987,361

Insurance expenses:
Commissions	1,273,297	1,094,907	1,132,581
General insurance expenses	742,876	660,695	687,102
Taxes, licenses and fees	89,585	89,428	83,034
Net transfers to separate accounts	7,252,579	3,033,966	5,167,168
Change in case level liability	(1,011)	(1,284)	(2,434)
Consideration paid on reinsurance transactions	—	—	352,463
Reinsurance transaction - modco reserve adjustment on reinsurance assumed	(234,885)	(205,194)	(218,566)
Other expenses	301,162	46,754	602,274

	9,423,603	4,719,272	7,803,622

Total benefits and expenses	18,585,045	12,747,508	14,790,983

Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$1,060,303	$1,020,237	$(3,048,223)

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Dividends to policyholders	$8,579	$8,651	$9,496

Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	1,051,724	1,011,586	(3,057,719)
Federal income tax benefit	(288,531)	(162,504)	(174,917)

Gain (loss) from operations before net realized capital gains (losses) on investments	1,340,255	1,174,090	(2,882,802)
Net realized capital (losses) gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(1,282,720)	(382,526)	423,536

Net income (loss)	$57,535	$791,564	$(2,459,266)

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2011	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124
Net loss	—	—	—	—	—	—	(2,459,266)	(2,459,266)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	583,550	583,550
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	(6,120)	(6,120)
Change in net deferred income tax asset	—	—	—	—	—	—	136,907	136,907
Change in other nonadmitted assets	—	—	—	—	—	—	(2,392)	(2,392)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(2,546)	(2,546)
Change in asset valuation reserve	—	—	—	—	—	—	16,524	16,524
Change in surplus in separate accounts	—	—	—	—	—	—	(2,863)	(2,863)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	2,474,106	2,474,106
Change in admitted deferred tax asset pursuant to SSAP No. 10R	—	—	—	(122,355)	—	—	—	(122,355)
Capital contribution	—	—	—	—	—	200,000	—	200,000
Dissolution of NEF Investment Company	—	—	—	—	—	—	(1,185)	(1,185)
Long-term incentive compensation	—	—	—	—	—	9,158	—	9,158

Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642
Net income	—	—	—	—	—	—	791,564	791,564
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2	2
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	9,563	9,563
Change in net deferred income tax asset	—	—	—	—	—	—	(105,935)	(105,935)
Change in other nonadmitted assets	—	—	—	—	—	—	49,645	49,645
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	9,087	9,087
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	973	973
Change in asset valuation reserve	—	—	—	—	—	—	(36,401)	(36,401)
Change in surplus in separate accounts	—	—	—	—	—	—	8,197	8,197
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,731)	(34,731)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Correction of error - IMR adjustment	—	—	—	—	—	—	(8,889)	(8,889)
Correction of error - claim waiver adjustment	—	—	—	—	—	—	(20,341)	(20,341)
Correction of error - reinsurance IMR gain deferral	—	—	—	—	—	—	(33,567)	(33,567)
Change in admitted deferred tax asset pursuant to SSAP No. 101	—	—	—	(432,568)	—	—	432,568	—
Long-term incentive compensation	—	—	—	—	—	19,754	—	19,754

Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$150,000	$3,346,065	$2,024,139	$5,470,563
Net income	—	—	—	—	—	57,535	57,535
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(332,167)	(332,167)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(12,070)	(12,070)
Change in net deferred income tax asset	—	—	—	—	—	32,931	32,931
Change in other nonadmitted assets	—	—	—	—	—	(252,549)	(252,549)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	68	68
Change in asset valuation reserve	—	—	—	—	—	57,808	57,808
Change in surplus in separate accounts	—	—	—	—	—	23,962	23,962
Change in surplus as a result of reinsurance	—	—	—	—	—	(172,114)	(172,114)
Dividends to stockholders	—	—	—	—	—	(150,000)	(150,000)
Correction of error - AG 38 reserve adjustment	—	—	—	—	—	(35,000)	(35,000)
Long-term incentive compensation	—	—	—	—	28,886	—	28,886

Balance at December 31, 2013	$6,762	$1,597	$(58,000)	$150,000	$3,374,951	$1,242,543	$4,717,853

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Operating activities
Premiums collected, net of reinsurance	$15,526,495	$11,814,188	$9,977,873
Net investment income received	2,401,849	2,671,763	2,807,544
Miscellaneous income (expense)	1,257,207	(976,256)	1,162,966
Benefit and loss related payments	(9,398,383)	(8,664,812)	(9,577,187)
Net transfers to separate accounts	(5,937,543)	(4,796,312)	(4,563,220)
Commissions, expenses paid and aggregate write-ins for deductions	(4,150,135)	(278,351)	(332,606)
Dividends paid to policyholders	(8,782)	(9,263)	(9,884)
Federal and foreign income taxes recovered	152,345	188,989	92,471

Net cash used in operating activities	(156,947)	(50,054)	(442,043)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	7,346,483	10,121,509	16,891,112
Common stocks	65,723	52,538	168,476
Preferred stocks	13,742	59,805	63,880
Mortgage loans	1,070,214	1,468,644	1,466,463
Real estate and properties held for sale	3,900	19,355	26,978
Other invested assets	599,468	486,960	528,027
Receivable for securities	10,656	24,450	13,693
Securities lending reinvested collateral assets	—	1,360,086	436,576
Miscellaneous proceeds	24,164	27,906	321,467

Total investment proceeds	9,134,350	13,621,253	19,916,672

Costs of investments acquired:
Bonds	(6,800,695)	(6,763,489)	(9,541,749)
Common stocks	(11,041)	(59,779)	(292,401)
Preferred stocks	(36,314)	(25,851)	(60,610)
Mortgage loans	(956,947)	(373,806)	(191,262)
Real estate and properties held for sale	(2,998)	(2,894)	(1,343)
Other invested assets	(191,522)	(251,237)	(382,939)
Derivatives	(1,312,329)	(508,177)	—
Securities lending reinvested collateral assets	(1,022,207)	—	—
Miscellaneous applications	(816)	(1,666)	(2,145)

Total cost of investments acquired	(10,334,869)	(7,986,899)	(10,472,449)
Net decrease in policy loans	21,225	18,890	18,994

Net cost of investments acquired	(10,313,644)	(7,968,009)	(10,453,455)

Net cash (used in) provided by investing activities	(1,179,294)	5,653,244	9,463,217

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(1,558,971)	$(825,256)	$(1,726,008)
Borrowed funds	123,544	85,269	—
Funds held under reinsurance treaties with unauthorized reinsurers	(737,894)	(2,057,558)	(5,531,199)
Dividends paid to stockholders	(150,000)	(300,000)	—
Capital contribution received	(1,296)	—	200,000
Receivable from parent, subsidiaries and affiliates	20,278	102,917	94,676
Payable to parent, subsidiaries and affiliates	13,681	(235,867)	(233,864)
Payable for securities lending	1,022,207	(1,360,086)	(436,576)
Other cash provided	205,732	257,041	155,168

Net cash used in financing and miscellaneous activities	(1,062,719)	(4,333,540)	(7,477,803)

Net (decrease) increase in cash, cash equivalents and short-term investments	(2,398,960)	1,269,650	1,543,371

Cash, cash equivalents and short-term investments:
Beginning of year	4,386,102	3,116,452	1,573,081

End of year	$1,987,142	$4,386,102	$3,116,452

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), Aegon USA, LLC (25.99% of preferred shares) and Transamerica International Holdings, Inc. (100% of common shares).

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2013 and 2012 was $45,463 and $49,416, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2013 and 2012, the Company excluded investment income due and accrued of $1,393 and $281, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative

Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a predetermined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Collars are used in the asset/liability management process to mitigate the residual risk created when the company has issued minimum guarantee insurance contracts linked to an index. These collars are similar to options where the underlying index provides for the market value movements. The collars do not accrue interest. Typically, no cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Collars that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Collars that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaption, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract that is amortized throughout the life of the swaption. These swaptions are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government GDP as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily transaction into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $12,450,327, $9,341,436 and $9,381,447 in 2013, 2012 and 2011, respectively. In addition, the Company received $759,484, $603,433 and $494,516 in 2013, 2012 and 2011, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2012, the Company reported a decrease in reserves, net of reinsurance, on account of a change in valuation basis of $1,381 due to changing from the 1980 CSO mortality table to the minimum valuation standard of the 2001 CSO mortality table for a block of joint life universal life with secondary guarantee policies. Partially offsetting this decrease was a $408 increase in reserves on account of a change in valuation basis due to coding in the reserve valuation system reserves which had been held constant since 2008 for paid-up additions on a block of participating policies. The net decrease in reserves of $973 due to the changes in valuation bases has been credited directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2013
2013	$—	$562,502	$173,599	$388,903
2012 and prior	1,016,235	16,100	352,478	679,857

	1,016,235	$578,602	$526,077	1,068,760

Active life reserve	2,831,418			2,921,860

Total accident and health reserves	$3,847,653			$3,990,620

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2012
2012	$—	$523,543	$166,571	$356,972
2011 and prior	943,279	51,495	335,510	659,264

	943,279	$575,038	$502,081	1,016,236

Active life reserve	2,740,356			2,831,417

Total accident and health reserves	$3,683,635			$3,847,653

The Company’s unpaid claims reserve was increased by $16,100 and $51,495 for the years ended December 31, 2013 and 2012, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2013 and 2012 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2013 and 2012 was $27,677 and $26,289, respectively. The Company incurred $16,738 and paid $15,349 of claim adjustment expenses during 2013, of which $10,398 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $13,288 and paid $13,608 of claim adjustment expenses during 2012, of which $10,113 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2013 or 2012.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $28,886, $19,754 and $9,158 for the years ended December 31, 2013, 2012 and 2011, respectively.

Recent Accounting Pronouncements

Effective December 31, 2013 the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the Company’s financial position or results of operations as revisions relate to disclosures only. See Note 15 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14, and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other post retirement plans as sponsored by Aegon.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $432,568 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

For the year ended December 31, 2011, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R). This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The SSAP temporarily superseded SSAP No. 10, Income Taxes. SSAP No. 10R allowed an entity to elect to admit additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No.10R and the old SSAP No. 10 methodology at December 31, 2011. This change in accounting principle increased surplus by a net amount of $432,568 at December 31, 2011, which has been recorded within the statements of changes in capital and surplus.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees. See Note 13 on Commitments and Contingencies for further details.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100 to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision required a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 13 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective January 1, 2014, the Company will adopt SSAP No. 105, Working Capital Finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard had no impact to the financial position or results of operations of the Company.

Effective December 31, 2014, the Company will adopt revisions to SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision will have no impact to the financial position and results of operations of the Company.

Reclassifications

Certain reclassifications have been made to the 2011 financial statements to conform to the 2012 presentation.

During 2012, the Company changed the presentation of various reinsurance related balances. As a result of these changes, $91,236 was reclassified from Remittances and items not allocated to Other liabilities as of December 31, 2011. In addition, $807,484 and $237,399, respectively, was reclassified between the Net transfers to separate accounts line and the Surrender benefits line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation. Lastly, Reinsurance transaction – modco reserve adjustment on reinsurance assumed was presented as a separate line item in 2012. As a result of this change in presentation, $(218,566) and $(262,273), respectively, was reclassed between the Other expenses line and the Reinsurance transaction – modco reserve adjustment on reinsurance assumed line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by Aegon USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2013	2012	2011
Net income, State of Iowa basis	$57,535	$791,564	$(2,459,266)
State prescribed practice for parental guarantee	—	—	—
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of wholly-owned foreign life subsidiary	—	—	—

Net income, NAIC SAP	$57,535	$791,564	$(2,459,266)

Statutory surplus, State of Iowa basis	$4,717,853	$5,470,563	$5,121,642
State prescribed practice for parental guarantee	(751,027)	(724,720)	(675,044)
State prescribed practice for secondary guarantee reinsurance	(3,529,931)	(3,364,455)	(3,149,987)
State permitted practice for valuation of wholly-owned foreign life subsidiary	51,123	42,539	19,129

Statutory surplus, NAIC SAP	$488,018	$1,423,927	$1,315,740

During 2011, the Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61 defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a party to the agreement, the intent of the novation and release is consistent with the application for direct cedents application of the standard. Thus, the Company reported the novation and

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

3. Accounting Changes and Correction of Errors

During 2013, the Company determined the correct data had not been utilized in the stand-alone asset adequacy analysis as defined under Actuarial Guideline XXXVIII section 8C (AG38 8C). The error resulted in an understatement of the additional asset adequacy reserve recorded at December 31, 2012 in the amount of $35,000. This was corrected in 2013, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of capital and surplus.

Effective December 16, 2011, the Company released an IMR liability associated with the block of business ceded to an unaffiliated entity on a coinsurance basis. Since the portion of the block of business ceded did not represent more than one percent of the Company’s general account liabilities, the IMR liability should not have been released when the reinsurance transaction was effected. The error resulted in an understatement of the IMR liability in the amount of $8,889. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus.

Effective August 9, 2011, the Company released an IMR liability associated with a block of business retroceded to an unaffiliated entity. The gain on the release of the IMR liability should have been deferred through unassigned surplus but was instead included in the statements of operations. The error resulted in an overstatement of net income in the amount of $33,567. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus. The offsetting adjustment is to the change in surplus as a result of reinsurance line within the statements of operations. There was no net impact to surplus as a result of this correction.

During 2012, the Company discovered an error in the calculation of waiver of premium reserves for long term care business due to the use of inaccurate premiums waived data. The error resulted in an understatement of reserves of $20,341 as of December 31, 2011. This has been reported as a correction of an error in the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2013 and 2012, respectively:

	December 31 2013
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,045,232	$1,045,230	$—	$1,045,232	$—	$—
Short-term notes receivable from affiliates	788,088	788,088	—	788,088	—	—
Bonds	38,262,814	36,186,831	3,972,279	33,309,819	980,716	—
Preferred stocks, other than affiliates	133,646	132,631	—	123,216	10,430	—
Common stocks, other than affiliates	174,006	174,006	61,276	222	112,508	—
Mortgage loans on real estate	5,973,239	5,636,535	—	—	5,973,239	—
Other invested assets	172,399	160,190	—	162,183	10,216	—
Options	143,367	140,462	—	132,401	10,966	—
Interest rate swaps	192,151	143,061	—	192,151	—	—
Currency swaps	63,157	49,114	—	63,157	—	—
Credit default swaps	30,964	14,646	—	30,964	—	—
Equity swaps	17,024	17,024	—	17,024	—	—
Policy loans	687,569	687,569	—	687,569	—	—
Securities lending reinvested collateral	3,181,767	3,182,425	—	3,181,767	—	—
Receivable from parent, subsidiaries and affiliates	30,968	30,968	—	30,968	—	—
Separate account assets	61,043,535	61,020,158	57,359,585	3,632,927	51,023	—

Liabilities
Investment contract liabilities	14,083,069	12,886,932	—	345,969	13,737,100	—
Options	47,437	47,437	—	47,437	—	—
Interest rate swaps	39,264	475,857	—	(50,065)	89,329	—
Currency swaps	26,486	38,219	—	26,486	—	—
Credit default swaps	(15,305)	28,037	—	(15,305)	—	—
Equity swaps	205,000	205,000	—	205,000	—	—
Payable to parent, subsidiaries and affiliates	20,926	20,926	—	20,926	—	—
Separate account annuity liabilities	53,551,005	53,552,968	—	53,429,793	121,212	—
Surplus notes	160,790	150,000	—	160,790	—	—

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2012
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$3,899,465	$3,899,465	$—	$3,899,465	$—	$—
Short-term notes receivable from affiliates	411,200	411,200	—	411,200	—	—
Bonds	40,790,267	36,721,992	4,064,778	35,427,671	1,297,818	—
Preferred stocks, other than affiliates	111,258	111,471	—	101,853	9,405	—
Common stocks, other than affiliates	218,026	218,026	68,173	257	149,596	—
Mortgage loans on real estate	6,343,771	5,756,749	—	—	6,343,771	—
Other invested assets	172,494	157,176	—	159,145	13,349	—
Options	205,942	205,942	—	205,942	—	—
Interest rate swaps	1,667,275	298,750	—	1,648,192	19,083	—
Currency swaps	64,632	40,080	—	64,632	—	—
Credit default swaps	24,874	12,812	—	24,874	—	—
Policy loans	708,794	708,794	—	708,794	—	—
Securities lending reinvested collateral	2,159,184	2,160,218	—	2,159,184	—	—
Receivable from parent, subsidiaries and affiliates	51,246	51,246	—	51,246	—	—
Separate account assets	48,756,861	48,684,223	43,059,585	5,693,280	3,996	—

Liabilities
Investment contract liabilities	16,244,099	15,014,811	—	1,107,623	15,136,476	—
Options	49,393	49,393	—	49,393	—	—
Interest rate swaps	406,498	212,460	—	367,059	39,439	—
Currency swaps	58,388	68,895	—	58,388	—	—
Credit default swaps	7,285	26,435	—	7,285	—	—
Payable to parent, subsidiaries and affiliates	7,245	7,245	—	7,245	—	—
Separate account annuity liabilities	40,655,573	40,658,385	—	40,509,576	145,997	—
Surplus notes	168,588	150,000	—	—	168,588	—

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2013 and 2012:

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$20,830	$—	$20,830
Industrial and miscellaneous	—	90,121	7,084	97,205
Hybrid securities	—	12,046	—	12,046

Total bonds	—	122,997	7,084	130,081

Preferred stock
Industrial and miscellaneous	—	—	164	164

Total common stock	—	—	164	164

Common stock
Mutual funds	1,205	69	—	1,274
Industrial and miscellaneous	60,070	154	112,508	172,732

Total common stock	61,275	223	112,508	174,006

Short-term investments
Government	—	38,498	—	38,498
Industrial and miscellaneous	—	650,309	—	650,309
Mutual funds	—	343,231	—	343,231
Intercompany notes receivable	—	788,088	—	788,088
Sweep accounts	—	13,194	—	13,194

Total short-term investments	—	1,833,320	—	1,833,320

Derivative assets	—	366,432	10,966	377,398
Separate account assets	57,334,188	3,014,655	43,120	60,391,963

Total assets	$57,395,463	$5,337,627	$173,842	$62,906,932

Liabilities:
Derivative liabilities	$—	$312,514	$89,329	$401,843
Separate account liabilities	8,054	5,147	—	13,201

Total liabilities	$8,054	$317,661	$89,329	$415,044

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$103,093	$8,147	$111,240
Hybrid securities	—	4,287	—	4,287

Total bonds	—	107,380	8,147	115,527

Common stock
Mutual funds	250	69	—	319
Industrial and miscellaneous	67,923	188	149,596	217,707

Total common stock	68,173	257	149,596	218,026

Short-term investments
Government	—	82,823	—	82,823
Industrial and miscellaneous	—	3,284,316	—	3,284,316
Mutual funds	—	484,005	—	484,005
Intercompany notes receivable	—	411,200	—	411,200
Sweep accounts	—	48,320	—	48,320

Total short-term investments	—	4,310,664	—	4,310,664

Derivative assets	—	288,874	(20,355)	268,519
Separate account assets	43,036,673	4,980,375	807	48,017,855

Total assets	$43,104,846	$9,687,550	$138,195	$52,930,591

Liabilities:
Derivative liabilities	$—	$66,150	$—	$66,150
Separate account liabilities	4,653	3,829	—	8,482

Total liabilities	$4,653	$69,979	$—	$74,632

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data or internal modeling which utilize inputs that are not market observable.

Preferred stock in Level 3 is being internally calculated.

Common stock in Level 2 represents common stock being carried at book value and some warrants that are valued using vendor inputs. Common stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

prices from exchange-traded derivatives, other OTC trades or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

During 2013 and 2012, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2013 and 2012:

	Beginning Balance at January 1, 2013	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$78	$—	$(1)	$(77)
RMBS	2,192	—	88	(1,181)	913
Other	5,955	—	—	32	(1,823)
Preferred stock	—	—	—	—	—
Common stock	149,596	—	—	(83)	(44)
Derivatives	(20,355)	—	—	—	(111,102)
Separate account assets	807	—	758	43,120	(1)

Total	$138,195	$78	$846	$41,887	$(112,134)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2013
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	4	1,832
Other	141	1,975	159	869	5,252
Preferred stock	164	—	—	—	164
Common stock	103	—	34,101	2,963	112,508
Derivatives	(5,327)	3,990	—	(54,431)	(78,363)
Separate account assets	—	—	—	48	43,120

Total	$(4,919)	$5,965	$34,260	$(50,547)	$84,513

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2012	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$26,721	$12,792	$20,573	$24	$(6,115)
Other	5,527	2,800	2,242	(535)	393
Preferred stock	1,236	—	—	—	—
Common stock	177,568	333	470	(1,391)	(1,239)
Derivatives	(9,633)	—	—	—	31,944
Separate account assets	746,827	—	8,196	(724,329)	65

Total	$948,246	$15,925	$31,481	$(726,231)	$25,048

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2013
Bonds
RMBS	$—	$—	$—	$10,657	$2,192
Other	207	966	—	1,161	5,955
Preferred stock	—	—	1,236	—	—
Common stock	837	—	26,042	—	149,596
Derivatives	(32,793)	—	—	9,873	(20,355)
Separate account assets	—	—	9,994	3,566	807

Total	$(31,749)	$966	$37,272	$25,257	$138,195

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of securities being valued using third party vendor inputs as of December 31, 2012 and 2011, subsequently changing to being valued using internal models during 2013 and 2012. In addition, transfers in for bonds were the result of securities being carried at amortized cost at December 31, 2012 and 2011, subsequently changing to being carried at fair value during 2013 and 2012. Transfers in for bonds were also the result of securities being valued using third party vendor inputs as of December 31, 2011, subsequently changing to being valued using broker quotes during 2012.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012 and 2011, subsequently changing to

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2013 and 2012. In addition, transfers out for bonds were attributed to securities being carried at fair value at December 31, 2011, subsequently changing to being carried at amortized cost during 2012. Transfers out for bonds were also the result of securities being valued using internal models at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012.

In addition, transfers in for common stock were attributed to securities being valued using third party vendor inputs at December 31, 2011, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer in during 2012. Also, there were securities that were valued using broker quotes which utilize observable inputs, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2012.

Transfers out for common stock were attributed to securities being valued using a stale price at December 31, 2011, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012. In addition, transfers out for common stock were attributed to securities being valued using broker quotes at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012.

Transfers out for separate account assets were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012 and 2011, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2013 and 2012.

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2013, the Company has several parcels of land that it is exploring the sale of. Therefore, these properties are carried at fair value less cost to sell, which amounts to $1,496. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2013.

The Company also had parcels of land that were held for sale as of December 31, 2012. Fair value less cost to sell of these properties was $4,100.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$3,609,781	$169,035	$105	$104,231	$3,674,480
State, municipal and other government	805,302	42,366	8,654	18,882	820,132
Hybrid securities	451,745	18,192	33,493	1,731	434,713
Industrial and miscellaneous	21,678,122	2,190,512	57,284	143,834	23,667,514
Mortgage and other asset-backed securities	9,607,331	437,922	345,544	71,558	9,628,151

	36,152,281	2,858,027	445,080	340,236	38,224,990
Unaffiliated preferred stocks	132,631	8,167	5,318	1,834	133,646

	$36,284,912	$2,866,194	$450,398	$342,070	$38,358,636

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$2,980,978	$778,329	$—	$50	$3,759,257
State, municipal and other government	802,196	104,712	8,884	324	897,700
Hybrid securities	499,556	14,971	101,545	1,522	411,460
Industrial and miscellaneous	21,604,497	3,425,875	36,414	17,759	24,976,199
Mortgage and other asset-backed securities	10,794,339	543,136	633,313	4,087	10,700,075

	36,681,566	4,867,023	780,156	23,742	40,744,691
Unaffiliated preferred stocks	111,471	9,909	8,786	1,336	111,258

	$36,793,037	$4,876,932	$788,942	$25,078	$40,855,949

At December 31, 2013 and 2012, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 374 and 430 securities with a carrying amount of $3,611,683 and $4,671,096 and an unrealized loss of $450,398 and $788,942 with an average price of 87.5 and 83.1 (fair value/amortized cost). Of this portfolio, 64.6% and 52.0% were investment grade with associated unrealized losses of $245,895 and $289,823, respectively.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2013 and 2012, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 950 and 231 securities with a carrying amount of $7,498,242 and $1,021,012 and an unrealized loss of $342,071 and $25,078 with an average price of 95.4 and 97.5 (fair value/amortized cost). Of this portfolio, 95.3% and 85.2% were investment grade with associated unrealized losses of $322,110 and $17,955, respectively.

At December 31, 2013 and 2012, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 3 and 3 securities with a cost of $15 and $10 and an unrealized loss of $10 and $9 with an average price of 33.4 and 7.2 (fair value/cost).

At December 31, 2013 and 2012, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 6 and 14 securities with a cost of $1,448 and $12,588 and an unrealized loss of $9 and $263 with an average price of 99.4 and 97.9 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2013 and 2012 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2013

Unaffiliated bonds:
United States Government and agencies	$5,544	$1,768,737	$1,774,281
State, municipal and other government	34,613	263,662	298,275
Hybrid securities	145,220	59,006	204,226
Industrial and miscellaneous	657,577	3,483,083	4,140,660
Mortgage and other asset-backed securities	2,297,319	1,552,422	3,849,741

	3,140,273	7,126,910	10,267,183
Unaffiliated preferred stocks	21,013	29,262	50,275
Unaffiliated common stocks	5	1,439	1,444

	$3,161,291	$7,157,611	$10,318,902

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2012

Unaffiliated bonds:
United States Government and agencies	$—	$33,517	$33,517
State, municipal and other government	63,124	6,233	69,357
Hybrid securities	213,598	4,892	218,490
Industrial and miscellaneous	440,974	711,538	1,152,512
Mortgage and other asset-backed securities	3,139,452	232,431	3,371,883

	3,857,148	988,611	4,845,759
Unaffiliated preferred stocks	25,005	7,324	32,329
Unaffiliated common stocks	1	12,325	12,326

	$3,882,154	$1,008,260	$4,890,414

The carrying amount and estimated fair value of bonds at December 31, 2013, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$824,740	$841,476
Due after one year through five years	7,550,541	8,157,453
Due after five years through ten years	5,945,427	6,222,593
Due after ten years	12,224,242	13,375,317

	26,544,950	28,596,839
Mortgage and other asset-backed securities	9,607,331	9,628,151

	$36,152,281	$38,224,990

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2013, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $1,212,678 and a carrying value of $1,429,094, resulting in a gross unrealized loss of $216,416. Residential mortgage-backed securities are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit characteristics and are pooled together and sold in tranches. The Company’s RMBS includes prime jumbo pass-throughs and collateralized

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn in the United States that started in 2007. The housing market in the United States has shown signs of improvement as evidenced by rising home prices and sales volume. Positive trends in the housing market have led to improvements in borrower delinquencies and prepayment rates as well as liquidation timelines. Loss severities on liquidated properties remain elevated for subprime loans but are starting to show signs of improvement for other RMBS sectors. The improving home prices and credit performance led to credit spread tightening across the asset class.

All RMBS of Aegon USA are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. Aegon’s RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities, and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size, and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2013.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

There were no loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2013 and 2012. The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value during the year ended December 31, 2011.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2011

OTTI recognized 1st quarter:
Intent to sell	$4,977	$660	$—	$4,317

Total 1st quarter OTTI on loan-backed securities	4,977	660	—	4,317
OTTI recognized 3rd quarter:
Intent to sell	160,578	5,973	—	154,605

Total 3rd quarter OTTI on loan-backed securities	160,578	5,973	—	154,605

Aggregate total	$165,555	$6,633	$—	$158,922

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2013
1st quarter present value of cashflows expected to be less thanthe amortized cost basis	$351,042	$12,627	$338,415	$256,977
2nd quarter present value of cashflows expected to be less thanthe amortized cost basis	145,924	5,514	140,410	109,898
3rd quarter present value of cashflows expected to be less thanthe amortized cost basis	212,457	22,867	189,590	151,843
4th quarter present value of cashflows expected to be less thanthe amortized cost basis	284,290	10,202	274,088	223,193

Aggregate total	$993,713	$51,210	$942,503	$741,911

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$357,700	$23,038	$334,662	$210,662
2nd quarter present value of cash flows expected to be less than the amortized cost basis	515,449	23,147	492,302	338,584
3rd quarter present value of cash flows expected to be less than the amortized cost basis	515,274	25,476	489,798	348,834
4th quarter present value of cash flows expected to be less than the amortized cost basis	154,272	7,923	146,349	96,789

Aggregate total	$1,542,695	$79,584	$1,463,111	$994,869

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$350,420	$11,851	$338,569	$224,716
2nd quarter present value of cash flows expected to be less than the amortized cost basis	483,217	23,151	460,066	303,615
3rd quarter present value of cash flows expected to be less than the amortized cost basis	483,427	12,763	470,664	287,099
4th quarter present value of cash flows expected to be less than the amortized cost basis	583,778	29,379	554,399	398,138

Aggregate total	$1,900,842	$77,144	$1,823,698	$1,213,568

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2013, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
02148YAJ3	$5,495	$5,357	$138	$5,357	$2,947	1Q 2013
02149QAD2	23,455	23,148	307	23,148	19,472	1Q 2013
026936AA2	121,698	117,269	4,429	117,269	89,722	1Q 2013
045427AE1	1,448	767	681	767	84	1Q 2013
05953YAG6	961	937	24	937	713	1Q 2013
12668ACG8	12,280	12,088	192	12,088	9,426	1Q 2013
14984WAA8	5,603	5,484	119	5,484	5,285	1Q 2013
23332UGM0	8,057	7,971	86	7,971	6,774	1Q 2013
35729PPZ7	12,106	10,535	1,571	10,535	614	1Q 2013
3622NAAE0	39,998	39,654	344	39,654	35,204	1Q 2013
39539KAF0	1,319	1,268	51	1,268	1,236	1Q 2013
40430FAF9	557	235	322	235	184	1Q 2013
46628SAJ2	6,200	5,885	315	5,885	5,991	1Q 2013
52108HV84	1,821	1,776	45	1,776	1,062	1Q 2013
52524YAA1	394	1	393	1	1	1Q 2013
759676AJ8	5,409	5,330	79	5,330	3,962	1Q 2013
75970JAJ5	3,713	3,658	55	3,658	3,096	1Q 2013
75971EAF3	4,821	4,728	93	4,728	3,578	1Q 2013
759950GY8	8,588	8,450	138	8,450	6,775	1Q 2013
761118VY1	12,033	11,795	238	11,795	9,405	1Q 2013
81379EAD4	38	—	38	—	1	1Q 2013
86358EZU3	4,226	3,651	575	3,651	248	1Q 2013
12669FX73	1,873	1,840	33	1,840	1,645	1Q 2013
41161PKD4	1,995	1,967	28	1,967	1,409	1Q 2013
36298JAA1	6,390	6,017	373	6,017	4,122	1Q 2013
3622NAAC4	506	502	4	502	444	1Q 2013
32113JAE5	905	255	650	255	255	1Q 2013
32113JAD7	1,289	990	299	990	415	1Q 2013
12667GCH4	4,871	4,726	145	4,726	3,816	1Q 2013
59020UTF2	469	446	23	446	243	1Q 2013
759950FJ2	1,681	1,479	202	1,479	409	1Q 2013
41161PPQ0	45,925	45,402	523	45,402	36,111	1Q 2013
32113JAC9	4,918	4,804	114	4,804	2,328	1Q 2013
026936AA2	115,022	112,915	2,107	112,915	94,786	2Q 2013
05953YAG6	903	890	13	890	666	2Q 2013
126694A32	6,158	6,114	44	6,114	5,155	2Q 2013
14984WAA8	5,350	5,261	89	5,261	5,101	2Q 2013
24763LDE7	642	637	5	637	494	2Q 2013
32054YAD5	51	—	51	—	37	2Q 2013
40430FAF9	227	116	111	116	41	2Q 2013
52108HV84	1,703	1,288	415	1,288	1,029	2Q 2013
68400DAG9	2,339	53	2,286	53	11	2Q 2013
83611MMM7	7,430	7,128	302	7,128	408	2Q 2013
86358EZU3	3,632	3,609	23	3,609	181	2Q 2013
12669FX73	1,774	1,753	21	1,753	1,613	2Q 2013
59020UTF2	445	407	38	407	244	2Q 2013
61753NAC4	248	239	9	239	132	2Q 2013
02146QAB9	48,026	46,874	1,152	46,874	38,081	3Q 2013
02149QAD2	22,095	22,064	31	22,064	18,608	3Q 2013
045427AE1	754	559	195	559	192	3Q 2013
059515AC0	4,993	4,753	240	4,753	3,614	3Q 2013
05953YAG6	862	822	40	822	648	3Q 2013

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
12638DAA4	$44,284	$39,885	$4,399	$39,885	$42,951	3Q 2013
35729PPZ7	10,512	8,807	1,705	8,807	351	3Q 2013
36245RAA7	1,374	1,364	10	1,364	1,032	3Q 2013
40430FAF9	109	102	7	102	33	3Q 2013
52108HV84	1,288	741	547	741	1,051	3Q 2013
61754HAB8	1,499	1,453	46	1,453	1,045	3Q 2013
68400DAG9	47	5	42	5	3	3Q 2013
759676AJ8	5,012	4,916	96	4,916	4,119	3Q 2013
75970JAJ5	3,546	3,468	78	3,468	2,916	3Q 2013
75970QAH3	4,717	4,601	116	4,601	4,030	3Q 2013
75971EAF3	4,607	4,544	63	4,544	3,649	3Q 2013
759950GY8	7,751	7,586	165	7,586	6,295	3Q 2013
761118VY1	11,024	10,873	151	10,873	8,066	3Q 2013
83611MMM7	7,118	6,863	255	6,863	356	3Q 2013
83611XAE4	41	—	41	—	—	3Q 2013
86358EZU3	3,591	2,144	1,447	2,144	156	3Q 2013
12669FX73	1,674	1,545	129	1,545	1,523	3Q 2013
52524YAF0	8,504	7,846	658	7,846	5,605	3Q 2013
75970QAD2	4,362	4,260	102	4,260	3,782	3Q 2013
50180CAH3	12,551	1,975	10,576	1,975	2,902	3Q 2013
59020UTF2	407	136	271	136	253	3Q 2013
759950FJ2	1,472	1,173	299	1,173	459	3Q 2013
61753NAC4	237	231	6	231	123	3Q 2013
02149QAD2	22,999	22,648	351	22,648	20,204	4Q 2013
026936AA2	107,095	106,470	625	106,470	91,016	4Q 2013
045427AE1	553	21	532	21	85	4Q 2013
12666UAC7	16,308	15,968	340	15,968	15,957	4Q 2013
126685DZ6	689	633	56	633	693	4Q 2013
12668WAC1	9,754	9,422	332	9,422	8,727	4Q 2013
24763LDE7	1,153	686	467	686	1,035	4Q 2013
35729PPZ7	8,796	7,707	1,089	7,707	308	4Q 2013
40430FAF9	95	47	48	47	37	4Q 2013
52524MAW9	7,496	6,628	868	6,628	5,047	4Q 2013
759676AJ8	4,613	4,464	149	4,464	3,973	4Q 2013
75970JAJ5	3,419	3,263	156	3,263	2,814	4Q 2013
75970QAH3	4,550	4,335	215	4,335	4,022	4Q 2013
75971EAF3	4,469	4,265	204	4,265	3,719	4Q 2013
759950GY8	7,270	6,981	289	6,981	6,183	4Q 2013
761118RM2	1,818	1,490	328	1,490	1,620	4Q 2013
83611MMM7	6,854	6,457	397	6,457	757	4Q 2013
86358EZU3	2,128	835	1,293	835	132	4Q 2013
75970QAD2	4,208	4,016	192	4,016	3,771	4Q 2013
32113JAD7	917	804	113	804	400	4Q 2013
50180CAH3	1,975	1,892	83	1,892	3,157	4Q 2013
61915RBB1	14,486	14,466	20	14,466	11,849	4Q 2013
150794AE5	14,945	14,787	158	14,787	1,478	4Q 2013
759950FJ2	1,112	698	414	698	761	4Q 2013
45660LWD7	4,138	3,530	608	3,530	5,484	4Q 2013
86359DDX2	19,714	19,595	119	19,595	19,464	4Q 2013
32113JAC9	4,518	4,151	367	4,151	2,336	4Q 2013
12640WAG5	5,248	4,869	379	4,869	5,553	4Q 2013
45660LKW8	2,970	2,957	13	2,957	2,611	4Q 2013

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2013 and 2012 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2013
The aggregate amount of unrealized losses	$431,297	$73,616
The aggregate related fair value of securities with unrealized losses	2,382,851	1,567,711

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2012
The aggregate amount of unrealized losses	$787,684	$4,100
The aggregate related fair value of securities with unrealized losses	3,247,332	245,722

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2013	2012	2011
Income (loss):
Bonds	$1,790,117	$1,905,410	$2,147,304
Preferred stocks	7,675	9,320	9,136
Common stocks	11,539	168,713	48,828
Mortgage loans on real estate	386,189	411,742	469,635
Real estate	13,737	17,328	19,488
Policy loans	46,023	48,012	46,677
Cash, cash equivalents andshort-term investments	4,148	7,509	5,010
Derivatives	159,548	197,183	(29,303)
Other invested assets	58,685	35,582	6,183
Other	22,891	34,107	11,912

Gross investment income	2,500,552	2,834,906	2,734,870
Less investment expenses	106,416	105,379	119,012

Net investment income	$2,394,136	$2,729,527	$2,615,858

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2013	2012	2011
Proceeds	$6,198,656	$9,180,982	$16,303,347

Gross realized gains	$33,986	$292,804	$581,820
Gross realized losses	(40,720)	(45,003)	(85,014)

Net realized capital gains (losses)	$(6,734)	$247,801	$496,806

The Company had gross realized losses for the years ended December 31, 2013, 2012 and 2011 of $53,495, $88,836 and $127,005, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2013	2012	2011
Bonds	$(58,782)	$158,547	$370,867
Preferred stocks	(1,447)	418	5,557
Common stocks	4,869	(621)	22,701
Mortgage loans on real estate	(9,397)	13,802	(2,171)
Real estate	(578)	7,190	4,287
Cash, cash equivalents and short-term investments	35	9	13
Derivatives	(1,312,329)	(508,177)	304,713
Other invested assets	141,926	112,293	91,017

	(1,235,703)	(216,539)	796,984
Federal income tax effect	(57,648)	(94,705)	(185,043)
Transfer to interest maintenance reserve	10,631	(71,282)	(188,405)

Net realized capital gains (losses) on investments	$(1,282,720)	$(382,526)	$423,536

At December 31, 2013 and 2012, the Company had recorded investments in restructured securities of $694 and $8,476, respectively. The capital gains (losses) taken as a direct result of restructures in 2013, 2012 and 2011 were $(339), $167 and $(4,361), respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses, were as follows:

	Change in Unrealized
	Year Ended December 31
	2013	2012	2011
Bonds	$40,651	$108,175	$(143,599)
Preferred stocks	36	3,957	(3,816)
Common stocks	(3,170)	21,290	(19,959)
Affiliated entities	21,826	(25,164)	461,477
Mortgage loans on real estate	1,106	6,270	(2,196)
Derivatives	(602,212)	(98,933)	239,967
Other invested assets	1,542	14,749	103,189

Change in unrealized capital gains/losses, before taxes	(540,221)	30,344	635,063
Taxes on unrealized capital gains/losses	195,984	(20,779)	(57,633)

Change in unrealized capital gains/losses, net of tax	$(344,237)	$9,565	$577,430

The credit quality of mortgage loans by type of property for the year ended December 31, 2013 were as follows:

	Farm	Commercial	Total
AAA - AA	$—	$3,595,825	$3,595,825
A	82,523	1,603,801	1,686,324
BBB	29,209	241,320	270,529
BB	—	73,145	73,145
B	—	10,712	10,712

	$111,732	$5,524,803	$5,636,535

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2013, the Company issued mortgage loans with a maximum interest rate of 5.30% and a minimum interest rate of 3.14% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 93%. During 2012, the Company issued mortgage loans with a maximum interest rate of 5.40% and a minimum interest rate of 3.44% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 75%. During 2013, the Company reduced the interest rate by 0.6% on one outstanding mortgage loans with statement value of $6,009. During 2012, the Company reduced the interest rate by 1% on two outstanding mortgages with statement value of $13,326.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2013	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$111,731	$—	$—	$—	$5,417,941	$77,348	$5,607,020
(b) 30-59 Days Past Due	—	—	—	—	29,515	—	29,515
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
December 31, 2012	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$191,520	$—	$—	$—	$5,429,225	$125,263	$5,746,008
(b) 30-59 Days Past Due	—	—	—	—	5,468	—	5,468
(c) 60-89 Days Past Due	—	—	—	—	5,273	—	5,273
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

At December 31, 2013 and 2012, one mortgage loan with a carrying value of $0 was non-income producing for the previous 180 days. There was no accrued interest related to this mortgage loan at December 31, 2013 or 2012. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2013 and 2012 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2013 and 2012, respectively, the Company held $35,249 and $37,459 in impaired loans with related allowance for credit losses of $1,017 and $2,124. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2013

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

and 2012, respectively. The average recorded investment in impaired loans during 2013 and 2012 was $36,488 and $41,959, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2013	2012	2011
Balance at beginning of period	$2,123	$8,394	$6,198
Additions, net charged to operations	11,194	500	6,599
Recoveries in amounts previously charged off	(12,300)	(6,770)	(4,403)

Balance at end of period	$1,017	$2,124	$8,394

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2013, 2012 and 2011, respectively, the Company recognized $2,571, $2,879 and $3,701 of interest income on impaired loans. Interest income of $2,710, $2,971 and $3,610, respectively, was recognized on a cash basis for the years ended December 31, 2013, 2012 and 2011.

At December 31, 2013 and 2012, the Company held a mortgage loan loss reserve in the AVR of $73,275 and $54,808, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution
	December 31
	2013	2012
South Atlantic	26%	25%
Pacific	24	22
Middle Atlantic	16	15
Mountain	13	15
E. North Central	8	9
W. North Central	5	6
W. South Central	5	5
E. South Central	2	2
New England	1	1

Property Type Distribution
	December 31
	2013	2012
Retail	28%	27%
Office	25	27
Apartment	24	20
Industrial	14	18
Other	5	3
Agricultural	2	3
Medical	2	2

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2013, 2012 and 2011, the Company had mortgage loans with a total net admitted asset value of $1,918, $2,176 and $2,416, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2013, 2012 and 2011 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2013, 2012 or 2011.

During 2013, the Company recorded an impairment of $2,335 for its investment in Iowa First Capital Fund, L.P. and $6,357 for its investment in VSS Communications Partnership IV, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2012, the Company recorded an impairment of $97 for its investment in Yucaipa Equity Partners, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. The write-down is included in net realized capital gains (losses) within the statements of operations.

During 2011, the Company recorded an impairment of $5,770 for its investment in William Blair Mezzanine Capital Fund III, L.P., an impairment of $8,799 for its investment in Harbour Group Investments IV, L.P. and an impairment of $1,697 for its investment in e-Financial Ventures I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

At December 31, 2013, the Company had ownership interests in forty-four LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2014 to 2029 is $3,621. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2012, the Company had ownership interests in fifty LIHTC investments. The remaining years of unexpired tax credits ranged from one to thirteen, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2013 to 2029 was $23,053. There were no impairment losses, write-downs or reclassifications during 2012 related to any of these credits.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2013 and 2012:

	December 31, 2013
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,133	$3,384

Total		$1,133	$3,384

	December 31, 2012
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$2,810	$5,060

Total		$2,810	$5,060

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2014 to 2016.

The Company had no non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2013 and 2012, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $961,597 and $1,962,723, respectively.

At December 31, 2013 and 2012, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $817,818 and $521,564, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2013 and 2012, the Company has recorded $597,943 and $42,816, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain.

The Company did not recognize any unrealized gains or losses during 2013 and 2012 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2013, 2012 or 2011.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $2,551, $0 and $12,456, respectively, in capital gains (losses) related to call option transactions.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $0, $(226) and $0, respectively, in capital gains (losses) related to put option transactions.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $(181,425), $0 and $0, respectively, in capital gains (losses) related to collar option transactions.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 30 years for forecasted hedge transactions.

At December 31, 2013 and 2012, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2013 and 2012, the Company has accumulated deferred gains in the amount of $51,025 and $66,410, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $(338,457), $(113,293) and $149,614, respectively, in capital gains (losses) related to interest rate swap transactions.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $0, $0 and $(2,509), respectively, in capital gains (losses) related to foreign exchange swap transactions.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $0, $0 and $(1,641), respectively, in capital gains (losses) related to foreign currency forward transactions.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $(528,893), $(307,838) and $0, respectively, in capital gains (losses) related to total return swap transactions.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $1,264, $6,989 and $(390) respectively, in capital gains (losses) related to credit swap transactions, of which are made up primarily replication transactions.

At December 31, 2013, 2012 and 2011, the Company had replicated assets with a fair value of $3,575,011, $3,571,947 and $2,965,038 and credit default and forward starting interest rate swaps with a fair value of $71,737, $(143,165) and $(195,744), respectively.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2013, credit default swaps, used in replicating corporate bonds are as follows:

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
50953,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	$4,000	416
50956,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	541
50961,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	480
50965,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	546
50966,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	3,500	501
50967,SWAP, USD 5 / (USD 0), :912828QN3	12/20/2017	500	72
43227,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	10,000	139
43228,SWAP, USD 1 / (USD 0), :912828JR2	12/20/2015	10,000	136
43229,SWAP, USD 1 / (USD 0), :912810PX0	12/20/2015	10,000	111
43230,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	271
51277,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	10,000	136
51397,SWAP, USD 1 / (USD 0), :912803BM4	12/20/2015	20,000	314
51278,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	278
51279,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	253
51398,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	266
51399,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2015	20,000	278
51280,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	272
51400,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	349
43255,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	335
43256,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2016	10,000	184
43258,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	371
43263,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	10,000	186
51401,SWAP, USD 1 / (USD 0), :US35671DAS45	6/20/2016	20,000	278
43266,SWAP, USD 1 / (USD 0), :CDX IG 16	6/20/2016	20,000	385
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	176
43290,SWAP, USD 1 / (USD 0), :US46513EY48	3/20/2017	10,000	131
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	176
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	269
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	216
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	198
43295,SWAP, USD 1 / (USD 0), :US712219AG90	3/20/2017	10,000	179
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	113
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	200
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	264
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	323
43301,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	99
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	269
51281,SWAP, USD 1 / (USD 0), :XS0412694647	3/20/2017	15,000	375
51402,SWAP, USD 1 / (USD 0), :US16886AS74	3/20/2017	10,000	133
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	366
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	179
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	323
43316,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	176
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	198
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	133
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	57
57599,SWAP, USD 1 / (USD 0), :XS0412694647	3/20/2017	10,000	250
43324,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	176
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	198
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	179
43327,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	488
43328,SWAP, USD 1 / (USD 0), :XS0412694647	3/20/2017	10,000	250

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	113
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	338
47289,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	418
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	451
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	451
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	247
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	124
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	113
43366,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	430
43368,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	430
57600,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	26,000	559
51284,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	430
47293,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	25,000	537
47294,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	3,572
43381,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2017	10,000	(87)
43382,SWAP, USD 1 / (USD 0), :US105756AL40	6/20/2017	10,000	(169)
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	174
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	(6)
43385,SWAP, USD 1 / (USD 0), :XS0412694647	6/20/2017	10,000	259
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	136
56493,SWAP, USD 1 / (USD 0), :JP1200551248	9/20/2017	4,000	106
43405,SWAP, USD 1 / (USD 0), :XS0114288789	9/20/2017	4,500	(51)
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	(254)
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	10
51285,SWAP, USD 1 / (USD 0), :US105756AL40	9/20/2017	5,700	(115)
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	(22)
43609,SWAP, USD 1 / (USD 0), :XS0114288789	9/20/2017	4,900	(56)
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	(251)
45191,SWAP, USD 1 / (USD 0), :XS0114288789	9/20/2017	10,000	(113)
45193,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2017	10,000	127
45194,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	(192)
45195,SWAP, USD 1 / (USD 0), :US105756AL40	9/20/2017	8,000	(162)
45858,SWAP, USD 1 / (USD 0), :12624KAD8	12/20/2017	15,000	(352)
46092,SWAP, USD 1 / (USD 0), :46634GAB7	12/20/2017	15,000	176
46906,SWAP, USD 1 / (USD 0), :92936CAJ8	12/20/2017	15,000	(209)
45879,SWAP, USD 1 / (USD 0), :175305EEE1	12/20/2017	15,000	239
46819,SWAP, USD 1 / (USD 0), :17305EDT9	12/20/2017	5,000	(156)
58913,SWAP, USD 1 / (USD 0), :46636DAJ5	12/20/2017	10,000	(42)
46831,SWAP, USD 1 / (USD 0), :36249KAC4	12/20/2017	10,000	—
46834,SWAP, USD 1 / (USD 0), :17305EEE1	12/20/2017	5,000	34
46845,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	89
46951,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	123
46958,SWAP, USD 1 / (USD 0), :12624PAE5	12/20/2017	10,000	167
47035,SWAP, USD 1 / (USD 0), :92936YAC5	12/20/2017	15,000	319
47036,SWAP, USD 1 / (USD 0), :61761DAD4	12/20/2017	5,000	107
51286,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2017	22,000	468
47108,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	25,000	532
47206,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	27,000	575
47220,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	27,000	575
47285,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	15,000	319
47286,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	22,000	469
47858,SWAP, USD 1 / (USD 0), :92930RBB7	12/20/2017	12,500	281
47855,SWAP, USD 1 / (USD 0), :912810QH4	12/20/2017	20,000	352
47856,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2017	20,000	335
47857,SWAP, USD 1 / (USD 0), :07401DAD3	12/20/2017	20,000	257
47859,SWAP, USD 1 / (USD 0), :31359MEL3	12/20/2017	20,000	393

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
47866,SWAP, USD 5 / (USD 0), :912803DS9	12/20/2017	20,000	3,135
47867,SWAP, USD 1 / (USD 0), :20176AB1	12/20/2017	20,000	457
48057,SWAP, USD 1 / (USD 0), :912803DS9	12/20/2017	22,000	468
48227,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	50,000	1,065
48233,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	20,000	457
48247,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	20,000	317
51440,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	20,000	426
51405,SWAP, USD 1 / (USD 0), :BAE2Z99E1	12/20/2017	25,000	532
48458,SWAP, USD 5 / (USD 0), :BRS0F7YG6	12/20/2017	25,000	3,919
48507,SWAP, USD 1 / (USD 0), :31359MEL3	12/20/2016	19,000	339
48774,SWAP, USD 1 / (USD 0), :12624QAR4	12/20/2017	12,500	266
51287,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2017	25,000	491
51406,SWAP, USD 1 / (USD 0), :912803BF9	12/20/2017	25,000	571
51407,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2017	20,000	352
51288,SWAP, USD 5 / (USD 0), :912803DM2	12/20/2017	10,000	1,568
50040,SWAP, USD 1 / (USD 0), :94987MAB7	12/20/2017	10,000	146
53125,SWAP, USD 1 / (USD 0), :61761DAD4	3/20/2018	10,000	139
52960,SWAP, USD 1 / (USD 0), :61761DAD4	3/20/2018	10,000	90
53667,SWAP, USD 1 / (USD 0), :BAE1MTAS0	3/20/2018	20,000	309
53716,SWAP, USD 1 / (USD 0), :BAE1DP802	3/20/2018	20,000	449
53805,SWAP, USD 1 / (USD 0), :BAE2YGTK0	3/20/2018	10,000	224
54724,SWAP, USD 1 / (USD 0), :912810QK7	3/20/2018	10,000	(313)
54897,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2018	20,000	(329)
54867,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2018	15,000	(400)
55126,SWAP, USD 1 / (USD 0), :36192KAT4	3/20/2018	7,100	(295)
55130,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2018	10,000	(267)
55142,SWAP, USD 1 / (USD 0), :71654qbf8	3/20/2018	3,000	23
55297,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2018	10,000	(313)
55727,SWAP, USD 5 / (USD 0), :46637WAD5	6/20/2018	27,000	4,461
57866,SWAP, USD 1 / (USD 0), :17275RAH5	6/20/2018	10,000	137
60300,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	99
60301,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	99
60221,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	15,000	240
60222,SWAP, USD 1 / (USD 0), :912828PC8	6/20/2018	10,000	160
60487,SWAP, USD 1 / (USD 0), :912828SF8	6/20/2018	50,000	988
60493,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	50,000	988
60506,SWAP, USD 1 / (USD 0), :912828UN8	6/20/2018	50,000	988
60526,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	99
60527,SWAP, USD 1 / (USD 0), :912828UN8	6/20/2018	50,000	988
60558,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	99
60761,SWAP, USD 1 / (USD 0), :912828VB3	6/20/2018	50,000	988
63828,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2023	20,000	(329)
63829,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2023	20,000	(423)
63830,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	11
64982,SWAP, USD 1 / (USD 0), :912810BR6	9/20/2023	30,000	(568)
63955,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	20,000	(142)
64983,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2023	20,000	(329)
64235,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	87
64236,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	(573)
64238,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	11
64348,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	10,000	87
64453,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	25,000	14
64593,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	11
64595,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	37,000	(49)
65753,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	(573)
65755,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	15,000	(466)
69637,SWAP, USD 1 / (USD 0), :912828QC4	12/20/2020	10,000	(22)
69710,SWAP, USD 1 / (USD 0), :	12/20/2020	10,000	(22)

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2013, the Company had written options with a fair value of $0 and average fair value for the year of $(1,276). During 2012, the Company had no written options with a fair value and average fair value. The Company had no realized gains or losses in 2013 and 2012 related to these options.

At December 31, 2013 and 2012, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2013	2012
Interest rate and currency swaps:
Receive floating - pay floating	$120,950	$120,950
Receive fixed - pay floating	405,165	759,165
Receive floating - pay fixed	—	50,000
Receive fixed - pay fixed	2,701,528	88,496
Swaptions:
Receive floating - pay fixed	6,676,000	—
Receive fixed - pay floating	6,000,000	—
Interest rate swaps:
Receive fixed - pay floating	11,408,586	11,674,159
Receive fixed - pay fixed	1,508,783	1,315,233
Receive floating - pay fixed	4,419,798	4,440,128
Receive floating - pay floating	4,217,010	1,417,115

The Company recognized net realized gains (losses) from futures contracts in the amount of $(267,369), $(93,809) and $147,183 for the years ended December 31, 2013, 2012 and 2011, respectively.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Open futures contracts at December 31, 2013 and 2012, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2013

Long	10	Hang Seng IDX January 2014 Futures	$11,635	$11,666
Long	43	S&P 500 March 2014 Futures	18,989	19,791
Short	992	S&P 500 March 2014 Futures	436,027	456,592
Long	66	Euro Stoxx 50 March 2014 Futures	1,903	2,051
Short	383	S&P 500 E-MINI March 2014 Futures	34,092	35,257
Long	5,770	US Ultra Bond March 2014 Futures	802,154	786,162

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2012

Short	(1,167)	S&P 500 March 2013 Futures	$(414,806)	$(414,314)
Long	6,220	US Ultra Bond March 2013 Futures	1,030,465	1,011,333

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2013 and 2012, respectively:

	Gross Restricted Current Year
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a. Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b. Collateral held under security lending agreements	3,182,026	—	—	—	3,182,026
c. Subject to repurchase agreements	88,847	—	—	—	88,847
d. Subject to reverse repurchase agreements	—	—	—	—	—
e. Subject to dollar repurchase agreements	216,485	—	—	—	216,485
f. Subject to dollar reverse repurchase agreements	—	—	—	—	—
g. Placed under option contracts	—	—	—	—	—
h. Letter stock or securities restricted as to sale	45,463	—	—	—	45,463
i. On deposit with state(s)	55,169	—	—	—	55,169
j. On deposit with other regulatory bodies	—	—	—	—	—
k. Pledged as collateral not captured in other categories	3,649,464	—	—	—	3,649,464
l. Other restricted assets - reinsurance	462,872	—	—	—	462,872

m. Total Restricted Assets	$7,700,326	$—	$—	$—	$7,700,326

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross Restricted			Percentage
Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
a. Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b. Collateral held under security lending agreements	2,142,404	1,039,622	3,182,026	2.76	2.76
c. Subject to repurchase agreements	85,713	3,134	88,847	0.08	0.08
d. Subject to reverse repurchase agreements	—	—	—	0.00	0.00
e. Subject to dollar repurchase agreements	83,433	133,052	216,485	0.19	0.19
f. Subject to dollar reverse repurchase agreements	—	—	—	0.00	0.00
g. Placed under option contracts	—	—	—	0.00	0.00
h. Letter stock or securities restricted as to sale	49,416	(3,953)	45,463	0.04	0.04
i. On deposit with state(s)	56,464	(1,295)	55,169	0.05	0.05
j. On deposit with other regulatory bodies	—	—	—	0.00	0.00
k. Pledged as collateral not captured in other categories	4,953,800	(1,304,336)	3,649,464	3.17	3.17
l. Other restricted assets - reinsurance	473,487	(10,615)	462,872	0.40	0.40

m. Total Restricted Assets	$7,844,717	$(144,391)	$7,700,326	6.68%	6.68%

Assets pledged as collateral not captured in other categories includes the following:

Invested assets with a carrying value of $405,740 and $68,410 pledged in conjunction with derivative transactions as of December 31, 2013 and 2012, respectively.

Invested assets with a carrying amount of $3,243,724 and $4,885,390 pledged in conjunction with funding agreement transactions as of December 31, 2013 and 2012, respectively.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2013	2012	2011
Direct premiums	$16,910,642	$13,426,938	$13,297,032
Reinsurance assumed - non affiliates	1,415,095	1,751,054	1,710,756
Reinsurance assumed - affiliates	115,377	185,147	222,283
Reinsurance ceded - non affiliates	(2,030,188)	(3,985,049)	(6,259,014)
Reinsurance ceded - affiliates	(875,690)	428,724	892,999

Net premiums earned	$15,535,235	$11,806,814	$9,864,056

The Company received reinsurance recoveries in the amount of $2,927,641, $3,542,504 and $2,756,316 during 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $606,295 and $618,208, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2013 and 2012 of $34,352,837 and $37,141,980, respectively.

The net amount of the reduction in surplus at December 31, 2013 and 2012, if all reinsurance agreements were cancelled, is $176,597 and $235,002, respectively.

During 2013, the Company recaptured business previously reinsured to an affiliate. The Company received recapture consideration of $75,113, recaptured life, annuity and claim reserves of $173,957, recaptured other assets of $3,360 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $25,121 ($16,328 net of tax), resulting in a pre-tax loss of $70,363, which has been included in the statement of operations.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2013, the Company also recaptured treaties associated with the divestiture of the Transamerica Reinsurance operations previously reinsured to various unaffiliated entities. The Company received recapture consideration of $678, recaptured life, annuity and claim reserves of $840, and recaptured other assets of $556, resulting in a pre-tax gain of $394, which has been included in the statement of operations.

Subsequent to these recaptures, the Company novated the treaties that were previously ceded to various affiliated and unaffiliated entities, in which consideration paid was $75,791, life and claim reserves released were $174,797, and other assets transferred were $3,916, resulting in a pre-tax gain of $95,090, which has been included in the statement of operations.

The Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged, life and claim reserves were exchanged in the amount of $146,003 and other assets were exchanged in the amount of $15,520. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts. In connection with this transaction, an unamortized gain relating to these blocks of $67,331 ($44,018, net of tax) was released into income, resulting in a pre-tax gain of $67,331, which has been included in the statement of operations.

On November 1, 2013, the company recaptured the business that was previously reinsured to an unaffiliated entity for which net consideration received was $380, invested and other assets received were $26,279, and life and claim reserves recaptured were $26,279, resulting in a pre-tax gain of $380, which was included in the statement of operations.

On July 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $3,837, life and claim reserves recaptured were $19,218, premiums recaptured were $1,813, and claims recaptured were $1,972, resulting in a pre-tax loss of $15,540, which was included in the statement of operations.

On April 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $106,511, life and claim reserves recaptured were $53,525, premiums recaptured were $11,432, and claims recaptured were $12,394, resulting in a pre-tax gain of $52,024, which was included in the statement of operations.

On March 31, 2013, the Company reinsured all business issued by its branch in Hong Kong to an affiliate, for which consideration paid was $54,610, life and claim reserves transferred were $54,691, and assets of $81 were transferred. As a result, there was no net financial impact from this transaction.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On March 27, 2013, the Company recaptured certain treaties from a non-affiliate effective October 1, 2012, for which net consideration received was $134,000, life and claim reserves recaptured were $116,225, premiums recaptured were $45,543, and claims recaptured were $68,014, resulting in a pre-tax loss of $4,696 which was included in the statement of operations.

During 2013, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $144,509 ($111,768, net of tax).

During 2012, the Company recaptured various blocks of business that were previously reinsured on various bases to two separate affiliates. The Company received recapture consideration of $63,624, released the associated funds withheld liability of $1,516,317, recaptured life, annuity and claim reserves of $1,628,072, recaptured other assets of $5,428 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $24,215, resulting in a pre-tax loss of $18,488, which has been included in the statement of operations.

Subsequently, the Company ceded a portion of this recaptured business to two separate non-affiliated entities. The Company paid a reinsurance premium of $1,508,278 and a ceding commission of $41,149, released life, annuity and claim reserves of $1,510,206 and released an after-tax IMR liability associated with the block of business in the amount of $90,462, resulting in a net of tax gain on the transaction in the amount of $64,969 (IMR after-tax gain of $90,462, less gross loss on reinsurance of $39,221, taxed at 35%), which has been credited directly to unassigned surplus. This gain will be recognized in income as earnings emerge on the reinsured block of business. During 2012, the Company amortized $3,261 of this deferred gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to various non-affiliated entities so they could perform the ultimate novation, for which no net consideration was received. Life and claim reserves recaptured were $70,992 and other assets were recaptured of $67,295, resulting in a pre-tax loss of $3,697, which has been included in the statement of operations.

Subsequent to these recaptures, the Company novated certain unaffiliated treaties that were previously ceded by the Company to various non-affiliated entities, in which consideration paid was $30,509, life and claim reserves released were $153,224, other assets transferred were $72,723 and a previously deferred unamortized gain resulting from the original cession of this business of $19,068 ($12,394 net of tax) was released in to income, resulting in a pre-tax gain of $69,060, which has been included in the statement of operations.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Also during 2012, the Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $129,464 and other assets were exchanged in the amount of $10,748. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts.

On April 26, 2011, Aegon N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the second, third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $3,337,294 which was included in the statement of operations, and a net of tax gain of $2,694,506 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings. Additional information surrounding these transactions is outlined below.

During the second quarter of 2011, the Company recaptured business that was previously reinsured on various bases to affiliates. The Company paid recapture consideration of $320,103, released the associated funds withheld liability of $13,808,943, recaptured reserves of $15,167,234, recaptured other net assets of $26,634 and released a prior deferred gain related to the initial transactions in the amount of $295,083, resulting in a pre-tax loss of $1,356,677, which has been included the statement of operations. The Company amortized $10,044 prior to the recaptures in 2011 and $4,978 in 2010 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Additionally, another affiliate recaptured certain business that had been previously reinsured by the Company on a coinsurance basis. The Company received recapture consideration of $14,200, released assets of $16,678 and released reserves of $16,685, resulting in a pre-tax gain of $14,207, which has been included in the statement of operations.

Subsequently, also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to an affiliate on a coinsurance and coinsurance funds withheld bases. The Company received an initial ceding commission of $40,097, established a funds withheld liability of $11,674,680, released reserves of $12,982,528, transferred other net assets of $364,305 and released an after-tax IMR liability in the amount of $146,227, resulting in a net of tax gain on the transactions in the amount of $785,593, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $30,393 and $27,742, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

unassigned surplus. Also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to a non-affiliate on a coinsurance basis. The Company paid an initial reinsurance premium of $1,486,693 and ceding commission of $21,270, released reserves and other liabilities of $1,486,692 and released an after-tax IMR liability associated with the block of business in the amount of $50,453, resulting in a net of tax gain on the transaction in the amount of $36,627, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $5,140 and $1,888, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During the last half of 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to two affiliates. The Company received recapture consideration of $243,415, recaptured reserves of $2,168,882, recaptured other assets of $72,124 and released a prior deferred gain related to the initial transactions in the amount of $861,479, resulting in a pre-tax loss of $991,864, which has been included in the statement of operations. The Company also recaptured business from a non-affiliate in a similar transaction. The Company paid recapture consideration of $734,171, recaptured reserves of $335,286 and recaptured other net assets of $51,045, resulting in a pre-tax loss of $1,018,412, which has been included in the statement of operations.

Subsequently, during the last half of 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a reinsurance premium of $273,178, received an initial ceding commission of $79,841, released reserves of $3,146,859, transferred other assets in the amount of $76,768 and released an after-tax IMR liability associated with the block of business in the amount of $33,567, resulting in a net of tax gain on the transaction of $1,903,457, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized $5,669 and $1,541 of the deferred gains related to the divestiture of the Transamerica Reinsurance operations to a non-affiliate into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divestiture of the Transamerica Reinsurance operations from several Aegon N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divestiture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $80,301, where the counterparty’s net reserves ceded

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

Effective September 30, 2011, the Company recaptured business previously coinsured to an affiliate. The Company received recapture consideration of $180,000, recaptured reserves of $1,681,459 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $710,014, resulting in a pre-tax loss of $791,445, which has been included in the statement of operations. Prior to the recaptures in 2011, the Company amortized $15,593 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Subsequently, the Company reinsured this business, along with additional business, to a new affiliate on a coinsurance funds withheld basis. The Company established a funds withheld liability of $165,918 and released reserves of $1,714,045, resulting in a net of tax gain of $1,006,283, which has been credited directly to unassigned surplus. During 2011, the Company amortized $146 into earnings on a net of tax basis with a corresponding charge to unassigned surplus. The Company did not amortize any of this deferred gain into earnings during 2012.

Effective December 31, 2011, the Company recaptured business that was previously reinsured on a coinsurance funds withheld basis to a non-affiliate. The Company released the associated funds withheld liability of $6,689 and recaptured reserves of $13,812, resulting in a pre-tax loss of $7,123 which has been included in the statement of operations. Subsequently, the Company ceded that business, as well as additional in force business written and assumed by the Company and all new policies issued thereafter, on a coinsurance funds withheld basis to an affiliate. The Company established a funds withheld liability of $19,899 and released reserves of $34,659, resulting in a net of tax gain of $9,594, which has been credited directly to unassigned surplus. During 2012, the Company amortized $5,240 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective December 1, 2011, the Company recaptured a portion of a block of business that was previously reinsured on a coinsurance funds withheld basis to an affiliate. The Company received recapture consideration of $5,885, released the associated funds withheld liability of $2,518,729 and recaptured reserves of $2,511,973, resulting in a pre-tax gain of $12,641, which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $37,311, which included the recapture of IMR gains in the amount of $46,156 on an after-tax basis. Subsequently, on December 16, 2011, the Company ceded a portion of this business to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $19,537, transferred other assets in the amount of $2,497,844, released reserves of $2,497,844 and released an after-tax IMR liability associated with the block of business in the amount of $115,729, resulting in a net of tax gain in the amount of $103,030, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

$17,543 and $309 (net of tax) of this gain into earnings with a corresponding charge to unassigned surplus.

Effective December 16, 2011, the Company reinsured medium term notes to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $8,000, transferred other assets in the amount of $600,594 and released reserves of the same amount, resulting in a pre-tax loss of $8,000, which has been included in the statement of operations.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed term life policies from an affiliate. Life and claim reserves of $56,845 and $8,004, respectively, and other assets of $5,539 were assumed by the Company. The Company received consideration of $5,897. This transaction resulted in a net pre-tax loss to the Company of $53,413, which was reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic. The goodwill was to be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years. Amortization of goodwill for the year ended December 31, 2010 was $2,651. This business was a component of the business that was moved as a result of the divestiture of the Transamerica Reinsurance operations to SCOR, effective August 9, 2011. As a result, the goodwill associated with this business was fully written off in 2011.

Effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede certain term life insurance policies to an affiliate on a coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net of tax gain of $300,833, which was deferred directly into unassigned surplus. During 2010, the Company amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. With the recapture of this business, the remaining unamortized previously deferred gain of $289,633 on a net of tax basis was released into income from surplus during 2011.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,191, $1,130 and $1,073 of the liability in 2013, 2012 and 2011, respectively.

During 2012 and 2011, the Company amortized deferred gains from reinsurance transactions occurring prior to 2011 of $28,528 and $29,355, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from Transamerica Occidental Life Insurance Company’s (TOLIC) branch in Hong Kong. TOLIC merged in to the Company effective October 1, 2008. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years. Goodwill in the amount of $7,485, $7,767 and $8,053 was amortized during 2013, 2012 and 2011, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

The Company reports a reinsurance deposit receivable of $178,513 and $167,223 as of December 31, 2013 and 2012, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2013, 2012 and 2011, the Company obtained letters of credit of $200,872, $790,269 and $841,411, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2013 and 2012 and the change from the prior year are comprised of the following components:

	December 31, 2013
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,367,104	$306,158	$1,673,262
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,367,104	306,158	1,673,262
Deferred Tax Assets Nonadmitted	610,027	—	610,027

Subtotal (Net Deferred Tax Assets)	757,077	306,158	1,063,235
Deferred Tax Liabilities	293,084	148,705	441,789

Net Admitted Deferred Tax Assets	$463,993	$157,453	$621,446

	December 31, 2012
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,112,530	$339,889	$1,452,419
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,112,530	339,889	1,452,419
Deferred Tax Assets Nonadmitted	349,584	—	349,584

Subtotal (Net Deferred Tax Assets)	762,946	339,889	1,102,835
Deferred Tax Liabilities	320,092	129,770	449,862

Net Admitted Deferred Tax Assets	$442,854	$210,119	$652,973

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$254,574	$(33,731)	$220,843
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	254,574	(33,731)	220,843
Deferred Tax Assets Nonadmitted	260,443	—	260,443

Subtotal (Net Deferred Tax Assets)	(5,869)	(33,731)	(39,600)
Deferred Tax Liabilities	(27,008)	18,935	(8,073)

Net Admitted Deferred Tax Assets	$21,139	$(52,666)	$(31,527)

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2013	2012	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$1,766	$2,848	$(1,082)
Policyholder reserves	353,195	351,951	1,244
Investments	73,609	46,034	27,575
Deferred acquisition costs	507,343	505,352	1,991
Compensation and benefits accrual	28,849	31,260	(2,411)
Receivables - nonadmitted	24,486	28,128	(3,642)
Tax credit carry-forward	308,790	82,421	226,369
Assumption Reinsurance	16,946	16,946	—
Corporate Provision	143	892	(749)
Other (including items <5% of ordinary tax assets)	51,977	46,698	5,279

Subtotal	1,367,104	1,112,530	254,574

Nonadmitted	610,027	349,584	260,443

Admitted ordinary deferred tax assets	757,077	762,946	(5,869)

Capital:
Investments	306,158	339,889	(33,731)

Subtotal	306,158	339,889	(33,731)

Admitted deferred tax assets	$1,063,235	$1,102,835	$(39,600)

	Year Ended December 31
	2013	2012	Change
Deferred Tax Liabilities:
Ordinary
Investments	$129,399	$103,663	$25,736
Excess capital to offset ordinary	98,578	147,464	(48,886)
§807(f) adjustment	45,099	52,736	(7,637)
Separate account adjustments	18,945	16,229	2,716
Other (including items <5% of total ordinary tax liabilities)	1,063	—	1,063

Subtotal	293,084	320,092	(27,008)
Capital
Investments	247,419	277,234	(29,815)
Excess capital to offset ordinary	(98,578)	(147,464)	48,886
Other (including items <5% of total capital tax liabilities)	(136)	—	(136)

Subtotal	148,705	129,770	18,935

Deferred tax liabilities	441,789	449,862	(8,073)

Net deferred tax assets/liabilities	$621,446	$652,973	$(31,527)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2013 or 2012.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2013 and 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2013
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carry backs	$—	$6,963	$6,963
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	463,993	150,490	614,483
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	541,325	175,571	716,896
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	614,483
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	293,084	148,705	441,789

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$757,077	$306,158	$1,063,235

	December 31, 2012
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carry backs	$116,426	$108,343	$224,769
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	326,428	101,776	428,204
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	326,428	101,776	428,204
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,641
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	320,092	129,770	449,862

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$762,946	$339,889	$1,102,835

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Change
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(116,426)	$(101,380)	$(217,806)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	137,565	48,714	186,279
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	214,897	73,795	288,692
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(103,158)
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(27,008)	18,935	(8,073)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(5,869)	$(33,731)	$(39,600)

	December 31
	2013	2012	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	815%	895%	-80%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$4,075,923	$4,789,621	$(713,698)

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The impact of tax planning strategies at December 31, 2013 and 2012 was as follows:

	December 31, 2013
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$1,367,104	$306,158	$1,673,262
(% of Total Adjusted Gross DTAs)	0%	62%	11%

Net Admitted Adjusted Gross DTAs	$757,077	$306,158	$1,063,235
(% of Total Net Admitted Adjusted Gross DTAs)	4%	16%	8%

	December 31, 2012
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$1,112,530	$339,889	$1,452,419
(% of Total Adjusted Gross DTAs)	0%	30%	7%

Net Admitted Adjusted Gross DTAs	$762,946	$339,889	$1,102,835
(% of Total Net Admitted Adjusted Gross DTAs)	22%	30%	24%

		Change
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$254,574	$(33,731)	$220,843
(% of Total Adjusted Gross DTAs)	0%	32%	4%

Net Admitted Adjusted Gross DTAs	$(5,869)	$(33,731)	$(39,600)
(% of Total Net Admitted Adjusted Gross DTAs)	-18%	-14%	-16%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2013	2012	Change
Current Income Tax

Federal	$(288,531)	$(161,806)	$(126,725)
Foreign	—	(698)	698

Subtotal	(288,531)	(162,504)	(126,027)

Federal income tax on net capital gains	57,648	94,705	(37,057)
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$(230,883)	$(67,799)	$(163,084)

	Year Ended December 31
	2012	2011	Change
Current Income Tax

Federal	$(161,806)	$(174,039)	$12,233
Foreign	(698)	(879)	181

Subtotal	(162,504)	(174,918)	12,414

Federal income tax on net capital gains	94,705	185,043	(90,338)

Federal and foreign income taxes incurred	$(67,799)	$10,125	$(77,924)

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2013	2012	2011
Current income taxes incurred	$(230,883)	$(67,799)	$10,125

Change in deferred income taxes (without tax on unrealized gains and losses)	(32,931)	105,935	(136,907)

Total income tax reported	$(263,814)	$38,136	$(126,782)

Income before taxes	$(183,865)	$795,047	$(2,260,735)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$(64,353)	$278,266	$(791,257)

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(36,984)	(36,188)	(31,014)
Tax credits	(43,788)	(58,619)	(62,184)
Tax-exempt Income	(13)	(27)	(276)
Tax adjustment for IMR	(16,080)	(34,101)	(133,408)
Surplus adjustment for in-force ceded	(62,246)	(14,483)	863,606
Nondeductible expenses	2,228	774	8,166
Deferred tax benefit on other items in surplus	(23,120)	(4,103)	(15,569)
Provision to return	(17,246)	(13,629)	1,525
Life-owned life insurance	(3,660)	(4,268)	(3,786)
Dividends from certain foreign corporations	904	546	331
Prior period adjustment	(109)	(51,467)	(26,684)
Pre-tax income of SMLLC’s	—	28,889	25,763
Transfer of basis	—	—	51,597
Intercompany Dividents	—	(55,618)	(11,653)
Partnership Permanent Adjustment	(2,951)	1,014	2,290
Other	3,604	1,150	(4,229)

Total income tax reported	$(263,814)	$38,136	$(126,782)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2013.

As of December 31, 2013 and 2012, respectively, the Company had a $308,791 and $82,421 tax credit carryforward available for tax purposes. As of December 31, 2013 and 2012, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $0, $0 and $6,964 during 2013, 2012 and 2011, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2013 and 2012 is $814 and $1,448, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $814. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2013, 2012 and 2011 is $67, $1,102 and ($3,883), respectively. The total interest payable balance as of December 31, 2013 and 2012 is $28 and $95, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2013 and 2012.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2013, 2012 and 2011, premiums for life participating policies were $14,802, $16,028 and $17,183, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $8,579, $8,651 and $9,496 to policyholders during 2013, 2012 and 2011, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2013
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,654,750	$—	$—	$1,654,750	2%
At book value less surrender charge of 5% or more	782,031	—	—	782,031	1
At fair value	170,373	—	53,387,151	53,557,524	62

Total with adjustment or at fair value	2,607,154	—	53,387,151	55,994,305	65
At book value without adjustment (minimal or no charge or adjustment)	18,217,292	67,856	—	18,285,148	21
Not subject to discretionary withdrawal provision	12,250,823	55,319	42,643	12,348,785	14

Total annuity reserves and deposit liabilities	33,075,269	123,175	53,429,794	86,628,238	100%

Less reinsurance ceded	13,859,632	—	—	13,859,632

Net annuity reserves and deposit liabilities	$19,215,637	$123,175	$53,429,794	$72,768,606

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2012
.	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,613,239	$—	$—	$1,613,239	2%
At book value less surrender charge of 5% or more	570,607	—	—	570,607	1
At fair value	83,912	—	40,472,788	40,556,700	51

Total with adjustment or at fair value	2,267,758	—	40,472,788	42,740,546	54
At book value without adjustment (minimal or no charge or adjustment)	21,018,430	83,567	—	21,101,997	27
Not subject to discretionary withdrawal provision	15,474,341	65,241	36,789	15,576,371	19

Total annuity reserves and deposit liabilities	38,760,529	148,808	40,509,577	79,418,914	100%

Less reinsurance ceded	17,304,424	—	—	17,304,424

Net annuity reserves and deposit liabilities	$21,456,105	$148,808	$40,509,577	$62,114,490

Included in the liability for deposit-type contracts at December 31, 2013 and 2012 are $261,946 and $257,327, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2013, the contractual maturities were as follows:

Year	Amount
2014	$261,946
2015	—
2016	—
2017	—
2018	—
Thereafter	—

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company. The liabilities assumed are $878,808 and $1,659,668 at December 31, 2013 and 2012, respectively.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$—	$538	$10,350	$12,450,327	$12,461,215

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$19,400	$35,919	$56,624,730	$56,680,049
Amortized cost	—	631,636	—	—	631,636

Total as of December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	56,582,087	56,582,087
At book value without fair value adjustment and with current surrender charge of less than 5%	—	631,636	—	—	631,636

Subtotal	—	631,636	—	56,582,087	57,213,723
Not subject to discretionary withdrawal	—	19,400	35,919	42,643	97,962

Total separate account liabilities at December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$—	$396	$9,951	$9,341,436	$9,351,783

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$22,152	$43,089	$43,514,998	$43,580,239
Amortized cost	—	632,530	—	—	632,530

Total as of December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	43,478,209	43,478,209
At book value without fair value adjustment and with current surrender charge of less than 5%	—	632,530	—	—	632,530

Subtotal	—	632,530	—	43,478,209	44,110,739
Not subject to discretionary withdrawal	—	22,152	43,089	36,789	102,030

Total separate account liabilities at December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$—	$226	$9,994	$9,381,447	$9,391,667

Reserves for separate accounts as of December 31, 2011 with assets at:
Fair value	$—	$20,144	$46,716	$38,480,821	$38,547,681
Amortized cost	—	610,951	—	—	610,951

Total as of December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	82,332	—	—	82,332
At fair value	—	—	—	38,446,018	38,446,018
At book value without fair value adjustment and with current surrender charge of less than 5%	—	528,619	—	—	528,619

Subtotal	—	610,951	—	38,446,018	39,056,969
Not subject to discretionary withdrawal	—	20,144	46,716	34,803	101,663

Total separate account liabilities at December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2013	2012	2011
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$12,451,604	$9,341,436	$9,383,003
Transfers from separate accounts	(5,908,789)	(7,125,237)	(4,988,224)

Net transfers to separate accounts	6,542,815	2,216,199	4,394,779
Miscellaneous reconciling adjustments	709,764	817,767	772,389

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$7,252,579	$3,033,966	$5,167,168

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2013 and 2012, the Company’s separate account statement included legally insulated assets of $61,019,794 and $48,683,536, respectively. The assets legally insulated from general account claims at December 31, 2013 and 2012 are attributed to the following products:

	2013	2012
Group annuities	$22,549,971	$17,051,144
Variable annuities	34,050,766	25,509,279
Fixed universal life	627,296	610,585
Variable universal life	3,493,942	5,232,516
Variable life	201,314	171,104
Modified separate accounts	96,505	108,908

Total separate account assets	$61,019,794	$48,683,536

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate account liabilities of $2,041,654 and $2,158,788, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $242,257, $180,634 and $124,027 to the general account in 2013, 2012 and 2011, respectively. During the years ended December 31, 2013, 2012 and 2011, the general account of the Company had paid $30,682, $61,745 and $32,156, respectively, toward separate account guarantees.

At December 31, 2013 and 2012, the Company reported guaranteed separate account assets at amortized cost in the amount of $616,160 and $619,780, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $651,390 and $693,462 at December 31, 2013 and 2012, respectively, which would have resulted in an unrealized gain of $35,230 and $73,682, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2013 and 2012, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2013
Minimum guaranteed death benefit	$9,780,645	$248,254	$242,555
Minimum guaranteed income benefit	5,888,991	$1,109,426	$878,523
Guaranteed premium accumulation fund	233,596	21,398	—
Minimum guaranteed withdrawal benefit	23,695,873	—	—

December 31, 2012
Minimum guaranteed death benefit	$8,547,006	$531,351	$485,123
Minimum guaranteed income benefit	5,385,861	2,335,881	1,909,075
Guaranteed premium accumulation fund	188,099	17,064	—
Minimum guaranteed withdrawal benefit	16,521,109	33,780	1,757

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2013 and 2012, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2013
Life and annuity:
Ordinary first-year business	$4,746	$4,398	$348
Ordinary renewal business	531,041	3,993	527,048
Group life business	5,255	3,381	1,874
Credit life business	1,283	—	1,283
Reinsurance ceded	(427,598)	—	(427,598)

	114,727	11,772	102,955
Accident and health	27,876	—	27,876

	$142,603	$11,772	$130,831

	Gross	Loading	Net
December 31, 2012
Life and annuity:
Ordinary first-year business	$3,434	$1,678	$1,756
Ordinary renewal business	559,469	3,741	555,728
Group life business	4,716	2,760	1,956
Credit life business	1,322	—	1,322
Reinsurance ceded	(458,956)	—	(458,956)

	109,985	8,179	101,806
Accident and health	23,485	—	23,485

	$133,470	$8,179	$125,291

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2013 and 2012, the Company had insurance in force aggregating $87,374,058 and $95,138,990, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $641,454 and $676,461 to cover these deficiencies as of December 31, 2013 and 2012, respectively.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2014, without the prior approval of insurance regulatory authorities, is $1,340,255.

The Company paid common and preferred stock dividends totaling $150,000,000 and $300,000,000 on December 23, 2013, and December 21, 2012, respectively, to its parent companies.

The Company paid ordinary common stock dividends of $79,320, and $159,410 to its common stock shareholder, Transamerica International Holdings, Inc. on December 23, 2013 and December 21, 2012, respectively. The Company paid preferred stock dividends of $52,240, and $18,440, to its preferred stock shareholders, Transamerica Corporation and AEGON USA, LLC, respectively, on December 23, 2013. On December 21, 2012, the Company paid preferred stock dividends of $103,910, and $36,680, to Transamerica Corporation and AEGON USA, LLC, respectively.

The Company received common stock dividends of $150,000 on October 9, 2012 and $5,000 on June 1, 2012, from its subsidiaries, TLB and Garnet Assurance Corporation III, respectively.

The Company received a return of capital of $59 from its subsidiary, Life Investors Alliance, on September 30, 2011. The Company made an initial capital contribution of $255,000 to its subsidiary, TRRI, on September 27, 2011. This amount consisted of a $252,500 cash capital contribution and $2,500 in consideration for TRRI’s stock.

The Company received a capital contribution of $200,000 from its parent company, Transamerica International Holdings, Inc., on May 27, 2011.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not pay any dividends in 2011.

The Company received preferred and common stock dividends of $430 and $37,370, respectively, from Transamerica Financial Life Insurance (TFLIC) Company on December 21, 2011.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from Aegon in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2013 and 2012 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2013	$150,000	$9,000	$99,000	$2,250
2012	$150,000	$9,000	$90,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2013 and 2012, respectively, securities in the amount of $3,069,772 and $2,064,426 were on loan under securities lending agreements. At December 31, 2013, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $3,479,818 and $2,159,184 at December 31, 2013 and 2012, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$3,182,026
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	3,182,026

Securities received	—

Total collateral received	$3,182,026

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$311,054	$311,054
30 days or less	1,064,322	1,064,322
31 to 60 days	993,379	993,379
61 to 90 days	604,220	604,220
91 to 120 days	14,973	14,973
121 to 180 days	181,678	181,678
Greater than 3 years	12,799	12,141

Total	3,182,425	3,181,767

Securities received	—	—

Total collateral reinvested	$3,182,425	$3,181,767

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $3,182,866 (fair value of $3,181,767) that are currently tradable securities that could be sold and used to pay for the $3,182,026 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $25,626, $23,983 and $20,647 for the years ended December 31, 2013, 2012 and 2011, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees participate in a contributory defined contribution plan sponsored by Aegon, which is qualified under Section 401(k) of the Internal Revenue Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $12,255, $11,501 and $10,237 for the years ended December 31, 2013, 2012 and 2011 respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible annual compensation. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2013, 2012 and 2011 was insignificant. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of Aegon and the Company.
In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,700, $7,018 and $3,951 related to these plans for the years ended December 31, 2013, 2012 and 2011, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between Aegon companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

party to these agreements was $229,780, $209,527 and $75,124 during 2013, 2012 and 2011, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust. The Company received $96,209, $74,457 and $60,237 for these services during 2013, 2012 and 2011, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $115,212, $70,768 and $79,375 for the years ended December 31, 2013, 2012 and 2011, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2013, 2012 and 2011, the Company paid net interest of $34, $112 and $252, respectively, to affiliates At December 31, 2013 and 2012, respectively, the Company reported a net amount of receivables from affiliates of $10,042 and $44,001. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2013, the Company had short-term intercompany notes receivable of $788,088 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$1,600	March 13, 2014	0.11%
AEGON	330,000	May 21, 2014	0.10
AEGON	16,700	September 16, 2014	0.11
AEGON	50,400	September 17, 2014	0.11
AEGON	40,500	September 18, 2014	0.11
AEGON	27,200	September 26, 2014	0.11
AEGON	71,588	September 27, 2014	0.11
AEGON	2,000	November 29, 2014	0.11
AEGON	111,400	November 29, 2014	0.11
AEGON	120,500	December 2, 2014	0.12
AEGON	12,800	December 20, 2014	0.12
AEGON	3,400	December 30, 2014	0.12

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company had short-term intercompany notes receivable of $411,200 as follows.

Receivable from	Amount	Due By	Interest Rate
AEGON	$20,900	August 30, 2013	0.12%
AEGON	200,000	September 4, 2013	0.12
AEGON	22,800	September 24, 2013	0.12
AEGON	62,400	September 25, 2013	0.12
AEGON	32,500	October 25, 2013	0.12
AEGON	72,600	October 26, 2013	0.12

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $155,614 and $152,524 at December 31, 2013 and 2012, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2013 and 2012, the cash surrender value of these policies was $161,384 and $156,981, respectively.

13. Commitments and Contingencies

At December 31, 2013 and 2012, the Company has mortgage loan commitments of $25,073 and $29,562, respectively. The Company has contingent commitments for $242,171 and $245,514 as of December 31, 2013 and 2012, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $3,621 and $23,053, respectively.

At December 31, 2013 and 2012, the Company has private placement commitments outstanding of $37,669 and $9,979, respectively.

The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis as of December 31, 2013 and 2012.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2013 and 2012, respectively, was $379,202 and $971,255. In addition, securities in the amount of $180,359 and $619,879 were also posted to the Company as of

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2013 and 2012, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2013 or 2012, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $185 and $245 at December 31, 2013 and 2012, respectively. No payments are required as of December 31, 2013. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2013, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s (S&P) Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2013, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2013 and 2012, TLB holds related statutory-basis policy and claim reserves of $667,196 and $384,529, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2013, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2013, TLB holds related statutory-basis policy and claim reserves of $1,260,437, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2013, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2013 or 2012, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2013 and 2012 for the total payout block is $3,610,718 and $3,688,696, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2013 and 2012:

	December 31
	2013	2012
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$1,927,818	$384,774

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	1,927,633	384,529
Other	185	245

Total impact if action required	$1,927,818	$384,774

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued funding agreements to FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. In addition, FHLB requires their common stock to be purchased.

	Year Ended December 31
	2013	2012
FHLB stock purchased/owned as part of the agreement	$104,000	$137,938
Collateral pledged to the FHLB	3,189,790	4,790,115
Borrowing capacity currently available	5,709,267	5,865,876
Agreement General Account
Assets	1,943,306	2,568,722
Liabilities	1,584,912	1,975,268

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $1,985,290 and $2,545,786 as of December 31, 2013 and 2012, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2013 and 2012.

As of December 31, 2013 and 2012, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $470 and $470, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $8,525 and $26,107 and an offsetting premium tax benefit of $6,220 and $5,044 at December 31, 2013 and 2012, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(155), $(4,325) and $(3,645), for the years ended December 31, 2013, 2012 and 2011, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $88,979 and $89,724 for municipal repurchase agreements as of December 31, 2013 and 2012, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $88,847 and $85,713, respectively, and fair values of $94,435 and $92,872, respectively, as of December 31, 2013 and 2012. These securities have maturity dates that range from 2014 to 2021.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

(non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2013 and 2012, the Company had dollar repurchase agreements outstanding in the amount of $216,485 and $82,026, respectively. The Company had an outstanding liability for borrowed money in the amount $209,442 and $85,516 at December 31, 2013 and 2012, respectively due to participation in dollar repurchase agreements which includes accrued interest. The Company did not participate in dollar repurchase agreements at December 31, 2011.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$208,813
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	208,813

Securities received	—

Total collateral received	$208,813

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2013 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	2	$2,748	$3,084	$364
NAIC 5	4	4,093	4,332	290

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the Affordable Care Act annual fee described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2013 through the date the financial statements are issued.

On January 1, 2014, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (ACA). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2014. As of December 31, 2013, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2014, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2014 to be $448. This assessment is not expected to have a material impact on risk based capital in 2014.

110

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2013

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,456,301	$4,565,465	$4,457,359
States, municipalities and political subdivisions	751,418	771,345	751,348
Foreign governments	552,197	538,383	547,840
Hybrid securities	863,341	797,606	862,627
All other corporate bonds	29,625,858	31,552,192	29,533,107
Preferred stocks	132,631	133,645	132,631

Total fixed maturities	36,381,745	38,358,636	36,284,911

Equity securities
Common stocks:
Industrial, miscellaneous and all other	124,347	174,007	174,007

Total equity securities	124,347	174,007	174,007

Mortgage loans on real estate	5,610,794		5,610,794
Real estate	78,448		78,448
Policy loans	687,569		687,569
Other long-term investments	1,153,347		1,153,347
Receivable for Securities	135		135
Securities Lending	3,182,425		3,182,425
Cash, cash equivalents and short-term investments	1,199,054		1,199,054

Total investments	$48,417,864		$48,370,690

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $130,081 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $0 due to having an NAIC 6 rating.

112

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2013
Individual life	$14,185,805	$—	$231,700	$1,185,165	$795,744	$1,887,131	$946,491
Individual health	3,281,297	98,172	130,325	456,021	198,062	468,090	154,043
Group life and health	1,465,232	13,467	64,476	400,624	66,995	301,864	180,181
Annuity	15,055,747	—	16,053	13,493,425	1,333,335	6,504,357	8,142,888

	$33,988,081	$111,639	$442,554	$15,535,235	$2,394,136	$9,161,442	$9,423,603

Year ended December 31, 2012
Individual life	$13,805,986	$—	$197,787	$1,058,471	$803,205	$1,731,950	$(1,363,563)
Individual health	3,154,346	95,888	126,252	457,502	218,644	458,994	68,566
Group life and health	1,452,548	13,761	61,621	342,755	117,963	267,986	164,138
Annuity	15,866,274	—	22,285	9,948,086	1,589,715	5,569,306	5,850,131

	$34,279,154	$109,649	$407,945	$11,806,814	$2,729,527	$8,028,236	$4,719,272

Year ended December 31, 2011
Individual life	$13,797,712	$—	$179,695	$242,721	$767,798	$1,288,152	$934,829
Individual health	2,993,069	97,990	134,931	438,582	202,494	420,327	151,433
Group life and health	1,430,308	14,510	58,498	337,648	88,118	272,474	119,561
Annuity	16,637,184	—	23,495	8,845,105	1,557,448	5,006,408	6,597,799

	$34,858,273	$112,500	$396,619	$9,864,056	$2,615,858	$6,987,361	$7,803,622

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

113

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2013
Life insurance in force	$425,824,013	$900,426,392	$609,160,147	$182,304,432	334%

Premiums:
Individual life	2,341,520	2,591,067	1,434,712	1,185,165	121%
Individual health	524,580	87,856	19,298	456,021	4%
Group life and health	482,218	84,646	3,052	400,624	1%
Annuity	13,562,324	142,308	73,409	13,493,425	1%

	$16,910,642	$2,905,877	$1,530,471	$15,535,235	10%

Year ended December 31, 2012
Life insurance in force	$455,851,953	$987,454,502	$666,160,317	$134,557,768	495%

Premiums:
Individual life	$2,390,267	$3,106,662	$1,774,866	$1,058,471	168%
Individual health	531,328	153,252	79,426	457,502	17%
Group life and health	452,512	129,841	20,084	342,755	6%
Annuity	10,052,831	166,570	61,825	9,948,086	1%

	$13,426,938	$3,556,325	$1,936,201	$11,806,814	16%

Year ended December 31, 2011
Life insurance in force	$452,085,562	$1,075,361,646	$732,908,307	$109,632,223	669%

Premiums:
Individual life	$2,300,979	$3,793,088	$1,734,830	$242,721	715%
Individual health	535,034	215,579	119,127	438,582	27%
Group life and health	417,156	109,724	30,216	337,648	9%
Annuity	10,043,863	1,247,624	48,866	8,845,105	1%

	$13,297,032	$5,366,015	$1,933,039	$9,864,056	20%

114

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2013 and 2012

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2013 and 2012

The Board of Directors and Contract Owners

Of Separate Account VA B

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, at December 31, 2013, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2014

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Balanced Wealth Strategy Class B Shares	6,400,069.817	$73,891,615	$87,360,953	$(107)	$87,360,846	50,928,333	$1.160856	$10.811671
AllianceBernstein Growth and Income Class B Shares	5,685,925.251	119,354,103	156,306,085	24	156,306,109	96,773,079	1.122603	12.042989
AllianceBernstein Large Cap Growth Class B Shares	855,287.107	22,039,665	35,597,049	(15)	35,597,034	27,375,375	1.157816	1.869994
American Funds - Asset Allocation Class 2 Shares	16,993,682.053	307,666,495	379,468,920	347	379,469,267	233,042,233	1.299754	11.261534
American Funds - Bond Class 2 Shares	9,748,616.533	107,610,757	103,432,821	(48)	103,432,773	85,631,756	1.029056	9.640299
American Funds - Growth Class 2 Shares	1,493,356.533	91,855,968	116,392,208	(33)	116,392,175	61,017,259	1.290871	11.898040
American Funds - Growth-Income Class 2 Shares	1,862,687.621	74,835,745	93,879,456	42	93,879,498	47,215,255	1.375435	11.999788
American Funds - International Class 2 Shares	3,300,738.999	59,061,794	69,810,630	(72)	69,810,558	50,035,861	1.079437	11.324947
BlackRock Basic Value V.I. Class I Shares	1,742,502.929	23,315,863	30,389,251	(9)	30,389,242	12,781,068	1.741064	2.910736
BlackRock Global Allocation V.I. Class I Shares	1,271,177.646	19,094,559	22,385,438	1	22,385,439	11,656,814	1.585420	2.732964
BlackRock High Yield V.I. Class I Shares	1,060,231.780	7,520,972	8,131,978	36,953	8,168,931	3,709,697	1.902054	2.263255
Fidelity® VIP Balanced Service Class 2	10,409,895.131	161,215,097	181,860,868	(25)	181,860,843	129,108,936	1.192626	11.170746
Fidelity® VIP Contrafund® Initial Class	25,481.736	730,163	875,298	7	875,305	263,301	1.327863	12.025654
Fidelity® VIP Contrafund® Service Class 2	11,172,616.569	284,987,693	377,299,262	34	377,299,296	196,958,822	1.098066	11.982709
Fidelity® VIP Equity-Income Initial Class	3,616.455	70,084	84,227	(1)	84,226	64,315	1.170221	1.360253
Fidelity® VIP Equity-Income Service Class 2	3,026,496.354	58,791,159	69,246,237	(7)	69,246,230	44,412,638	1.093913	1.915584
Fidelity® VIP Growth Initial Class	614.636	23,471	35,120	4	35,124	25,647	1.331399	1.550481
Fidelity® VIP Growth Service Class 2	886,726.958	31,004,355	50,162,144	1	50,162,145	37,005,028	1.230995	1.972450
Fidelity® VIP Growth Opportunities Service Class 2	88,548.045	1,353,722	2,628,106	5	2,628,111	1,760,793	1.177324	1.778904
Fidelity® VIP Mid Cap Initial Class	1,332.349	46,365	48,484	—	48,484	31,222	1.276174	12.451714
Fidelity® VIP Mid Cap Service Class 2	9,403,669.838	285,117,502	334,770,646	(161)	334,770,485	124,383,437	1.106462	12.403107
Fidelity® VIP Value Strategies Initial Class	5,888.917	65,496	84,624	(1)	84,623	45,742	1.305067	11.822287
Fidelity® VIP Value Strategies Service Class 2	9,333,139.615	91,077,848	134,957,199	21	134,957,220	67,754,937	1.249196	11.775488
Franklin Income Securities Class 2 Shares	8,590,070.306	125,811,306	138,042,430	(170)	138,042,260	108,189,372	1.180427	1.357994
Franklin Mutual Shares Securities Class 2 Shares	1,321,372.445	20,904,027	28,581,286	22	28,581,308	24,724,453	1.069028	1.296832
Franklin Templeton Foreign Securities Class 2 Shares	3,769,893.622	51,096,194	64,992,966	(116)	64,992,850	57,209,468	1.066958	1.180240
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	22,687,406.236	166,051,972	171,063,043	(9)	171,063,034	93,477,182	1.234193	1.928052
GE Investments Total Return Class 3 Shares	2,871,221.232	48,714,818	53,548,276	22	53,548,298	40,799,489	1.132054	10.749595
Huntington VA Balanced	1,605,886.677	20,989,407	25,790,540	(20)	25,790,520	16,179,432	1.510892	1.601187
Huntington VA Dividend Capture	332,022.218	3,609,984	4,166,879	1	4,166,880	3,214,274	1.222306	1.300527
Huntington VA Growth	60,373.351	479,575	665,314	(1)	665,313	586,891	1.070076	1.138567
Huntington VA Income Equity	20,436.310	192,529	233,178	1	233,179	207,790	1.055380	1.122951
Huntington VA International Equity	190,629.635	2,640,822	3,288,361	(8)	3,288,353	3,080,745	1.006783	1.071225
Huntington VA Mid Corp America	59,939.592	1,121,383	1,369,620	(5)	1,369,615	980,780	1.319654	1.404148
Huntington VA Mortgage Securities	116,055.259	1,370,372	1,328,833	4	1,328,837	1,179,706	1.062261	1.130218
Huntington VA Real Strategies	145,673.041	1,287,515	1,329,995	4	1,329,999	1,448,323	0.867069	0.922591
Huntington VA Rotating Markets	86,067.942	1,017,613	1,197,205	5	1,197,210	1,058,169	1.070600	1.139087
Huntington VA Situs	204,686.065	3,226,002	4,902,231	1	4,902,232	3,253,720	1.421998	1.512993
Invesco V.I. American Franchise Series II Shares	214,932.790	7,857,612	10,656,368	11	10,656,379	8,029,737	1.309495	1.353619
Invesco V.I. Value Opportunities Series II Shares	3,183,653.615	16,893,823	29,639,815	(1)	29,639,814	22,673,790	0.996405	1.650337
Janus Aspen - Enterprise Service Shares	436,432.392	14,556,245	24,789,360	(20)	24,789,340	16,708,779	0.947333	3.003466
Janus Aspen - Global Research Service Shares	1,157,535.398	32,011,420	44,449,359	(14)	44,449,345	41,929,396	0.781013	1.695251

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Aspen - Perkins Mid Cap Value Service Shares	201,303.237	$3,025,543	$3,820,735	$(3)	$3,820,732	1,956,635	$1.371406	$2.018285
MFS® New Discovery Service Class	3,831,352.295	59,356,364	80,535,025	(73)	80,534,952	36,964,451	1.308223	2.788069
MFS® Total Return Service Class	3,428,451.704	61,147,328	79,265,803	(51)	79,265,752	51,491,986	1.176910	1.655346
NVIT Developing Markets Class II Shares	4,326.355	24,469	26,996	—	26,996	32,768	0.698377	0.946002
TA Aegon High Yield Bond Initial Class	14,023,048.528	108,046,709	114,988,998	63	114,989,061	59,560,153	1.190293	10.085762
TA Aegon High Yield Bond Service Class	17,726,934.679	145,412,990	147,133,558	(10)	147,133,548	62,948,842	1.188556	10.042915
TA Aegon Money Market Initial Class	134,398,736.501	134,398,736	134,398,737	(2)	134,398,735	115,626,119	0.939244	1.384989
TA Aegon Money Market Service Class	313,267,263.876	313,267,264	313,267,264	(585)	313,266,679	233,587,476	0.882873	9.970265
TA Aegon Tactical Vanguard ETF - Balanced Service Class	80,563,337.412	868,413,750	928,089,647	(298)	928,089,349	532,328,826	1.028144	10.497167
TA Aegon Tactical Vanguard ETF - Conservative Service Class	30,946,811.679	320,854,859	339,177,056	(188)	339,176,868	257,252,633	1.064394	10.244785
TA Aegon Tactical Vanguard ETF - Growth Service Class	38,082,557.098	402,203,898	450,516,650	(171)	450,516,479	305,459,347	1.130212	10.842707
TA Aegon U.S. Government Securities Initial Class	7,162,083.418	93,284,416	88,308,489	3	88,308,492	56,147,152	1.050526	1.958114
TA Aegon U.S. Government Securities Service Class	17,600,993.138	232,864,376	221,420,494	(55)	221,420,439	146,722,112	1.001183	9.614974
TA AllianceBernstein Dynamic Allocation Initial Class	2,902,871.822	23,557,847	26,503,220	35	26,503,255	17,270,135	1.010530	1.618005
TA AllianceBernstein Dynamic Allocation Service Class	35,501,563.567	296,584,894	321,999,182	(113)	321,999,069	232,172,788	0.980378	10.215560
TA Asset Allocation - Conservative Initial Class	25,616,143.336	262,758,107	289,462,420	(231)	289,462,189	182,063,673	1.110542	1.677670
TA Asset Allocation - Conservative Service Class	99,316,187.090	1,000,650,222	1,111,348,134	165	1,111,348,299	715,012,210	1.103457	10.547657
TA Asset Allocation - Growth Initial Class	34,252,597.499	286,039,983	387,054,352	(92)	387,054,260	226,469,806	1.142856	1.786542
TA Asset Allocation - Growth Service Class	16,653,848.682	144,782,398	186,689,644	(40)	186,689,604	112,093,073	1.072010	11.603686
TA Asset Allocation - Moderate Initial Class	50,547,027.799	505,727,828	611,619,036	(359)	611,618,677	367,006,552	1.048906	1.759986
TA Asset Allocation - Moderate Service Class	348,691,272.176	3,699,912,998	4,173,834,528	1,210	4,173,835,738	2,350,061,942	1.130607	10.752613
TA Asset Allocation - Moderate Growth Initial Class	55,679,899.324	578,879,025	710,475,515	798	710,476,313	414,888,563	1.164625	1.795718
TA Asset Allocation - Moderate Growth Service Class	277,822,153.853	2,948,952,467	3,503,337,360	239	3,503,337,599	2,079,647,029	1.108877	11.137655
TA Barrow Hanley Dividend Focused Initial Class	23,645,720.900	318,340,212	453,761,384	(41)	453,761,343	238,118,309	1.079140	11.711490
TA Barrow Hanley Dividend Focused Service Class	6,334,449.836	95,553,054	121,748,126	118	121,748,244	70,626,332	1.085917	11.644613
TA BlackRock Global Allocation Service Class	84,520,297.617	1,101,381,534	1,266,114,058	(1,111)	1,266,112,947	821,637,564	1.094594	10.771429
TA BlackRock Tactical Allocation Service Class	68,413,814.114	982,489,329	1,085,727,230	877	1,085,728,107	595,858,562	1.153165	10.637026
TA BNP Paribas Large Cap Growth Initial Class	8,451,109.834	95,169,386	194,713,571	(8)	194,713,563	70,219,032	1.331376	12.018651
TA BNP Paribas Large Cap Growth Service Class	1,453,039.914	26,018,318	34,001,134	(11)	34,001,123	17,913,730	1.322759	11.956074
TA Clarion Global Real Estate Securities Initial Class	4,889,687.573	53,284,560	57,062,654	(39)	57,062,615	25,898,917	0.892950	9.255780
TA Clarion Global Real Estate Securities Service Class	5,552,082.942	66,083,917	67,513,329	65	67,513,394	42,999,885	0.931330	9.210772
TA Hanlon Income Service Class	12,418,120.310	138,423,009	137,965,317	(3)	137,965,314	130,833,480	1.004827	9.953828
TA ING Balanced Allocation Service Class	670,343.960	6,849,515	7,179,384	1	7,179,385	676,223	10.567811	10.628011
TA ING Conservative Allocation Service Class	94,504.142	939,651	972,448	—	972,448	95,287	10.153361	10.211208
TA ING Intermediate Bond Service Class	9,196.392	88,674	88,745	—	88,745	9,280	9.521792	9.576068
TA ING Large Cap Growth Service Class	3,262.066	34,941	38,623	—	38,623	3,289	11.682892	11.749414
TA ING Limited Maturity Bond Service Class	42,257.860	420,606	422,156	—	422,156	42,625	9.857316	9.913487
TA ING Mid Cap Opportunities Service Class	10,778.420	118,557	127,401	—	127,401	10,871	11.663161	11.729559
TA ING Moderate Growth Allocation Service Class	299,385.630	3,145,102	3,329,168	(1)	3,329,167	301,874	10.972392	11.034895
TA International Moderate Growth Initial Class	8,142.476	73,373	81,343	1	81,344	68,883	1.180911	1.194507
TA International Moderate Growth Service Class	54,500,208.393	467,218,045	540,097,065	390	540,097,455	462,667,833	0.957150	10.632464
TA Janus Balanced Service Class	16,102,260.302	180,119,801	202,083,367	(26)	202,083,341	134,857,638	1.059754	11.044553

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Jennison Growth Initial Class	20,094,630.423	$153,401,454	$215,213,492	$(115)	$215,213,377	144,329,746	$1.126879	$12.677422
TA Jennison Growth Service Class	5,247,927.994	44,746,619	54,998,285	(21)	54,998,264	27,380,560	1.396958	12.605740
TA JPMorgan Core Bond Service Class	6,752,801.354	94,029,890	90,622,594	24	90,622,618	73,167,181	1.004092	9.668537
TA JPMorgan Enhanced Index Initial Class	5,722,604.253	65,454,413	100,660,609	44	100,660,653	55,031,777	1.240845	11.846670
TA JPMorgan Enhanced Index Service Class	1,190,548.210	17,823,364	20,941,743	51	20,941,794	9,913,185	1.249584	11.788754
TA JPMorgan Mid Cap Value Service Class	4,442,741.979	74,154,186	92,720,025	51	92,720,076	44,759,206	1.425063	11.718636
TA JPMorgan Tactical Allocation Service Class	39,295,207.669	521,543,748	546,989,291	(443)	546,988,848	375,443,522	1.070239	10.155158
TA Legg Mason Dynamic Allocation - Balanced Service Class	32,899,476.789	348,530,404	365,842,182	61	365,842,243	197,557,983	1.077432	10.365462
TA Legg Mason Dynamic Allocation - Growth Service Class	12,326,726.668	134,966,146	144,222,702	912	144,223,614	76,448,745	1.133250	10.791730
TA Madison Balanced Allocation Service Class	5,599,662.213	58,990,130	64,564,105	60	64,564,165	42,293,805	1.135953	10.598459
TA Madison Conservative Allocation Service Class	5,806,049.036	61,046,995	64,098,781	(51)	64,098,730	44,440,435	1.077348	10.160853
TA Madison Diversified Income Service Class	7,327,579.947	79,786,664	86,025,789	142	86,025,931	60,053,544	1.121650	10.240421
TA Market Participation Strategy Service Class	15,160,157.111	160,388,699	172,219,385	94	172,219,479	82,457,456	1.106791	10.954316
TA MFS International Equity Initial Class	10,167,679.983	70,260,516	88,662,169	(62)	88,662,107	59,179,818	1.128010	11.189458
TA MFS International Equity Service Class	6,086,495.501	44,556,560	52,282,996	(110)	52,282,886	29,425,992	1.095621	11.141180
TA Morgan Stanley Capital Growth Initial Class	8,076,047.640	90,282,296	122,190,601	38	122,190,639	63,858,118	1.421677	2.280695
TA Morgan Stanley Capital Growth Service Class	2,035,491.234	24,386,197	30,532,369	12	30,532,381	14,630,108	1.412126	13.677613
TA Morgan Stanley Mid-Cap Growth Initial Class	2,867,785.574	78,800,741	108,803,785	(156)	108,803,629	71,916,354	1.197279	12.416050
TA Morgan Stanley Mid-Cap Growth Service Class	1,802,210.289	53,326,005	66,970,134	14	66,970,148	30,804,833	1.189539	12.354643
TA Multi-Managed Balanced Initial Class	4,484,951.505	56,910,582	60,860,792	25	60,860,817	31,688,745	1.256868	2.038483
TA Multi-Managed Balanced Service Class	15,647,627.021	191,548,866	209,521,726	(173)	209,521,553	121,925,978	1.249155	10.934214
TA Multi-Manager Alt Strategies Service Class	3,494.076	35,288	35,814	1	35,815	3,504	10.213425	10.232568
TA PIMCO Real Return TIPS Service Class	15,038,654.719	164,236,053	146,927,657	120	146,927,777	129,606,833	0.933200	8.954385
TA PIMCO Tactical - Balanced Service Class	25,050,669.927	272,762,690	288,333,211	138	288,333,349	171,119,545	0.980531	10.511256
TA PIMCO Tactical - Conservative Service Class	8,073,717.197	84,656,425	88,003,517	(83)	88,003,434	70,134,516	0.927567	10.237854
TA PIMCO Tactical - Growth Service Class	8,794,921.056	92,738,503	99,998,252	87	99,998,339	69,528,331	0.947793	10.869754
TA PIMCO Total Return Initial Class	24,689,854.348	288,207,315	280,476,745	187	280,476,932	186,503,559	0.999630	1.575574
TA PIMCO Total Return Service Class	76,835,603.542	906,367,018	867,473,964	1,152	867,475,116	616,854,993	1.010103	9.559002
TA ProFunds UltraBear Service Class (OAM)	14,012,636.004	24,321,966	18,076,300	(262)	18,076,038	150,209,677	0.117575	0.365226
TA Systematic Small/Mid Cap Value Initial Class	7,218,045.004	129,975,092	170,851,125	(84)	170,851,041	39,773,037	1.101818	12.251365
TA Systematic Small/Mid Cap Value Service Class	3,363,250.054	66,135,427	78,397,359	36	78,397,395	42,265,850	1.309251	12.191640
TA T. Rowe Price Small Cap Initial Class	9,394,765.654	87,673,489	133,781,463	(94)	133,781,369	66,357,693	1.431530	12.967620
TA T. Rowe Price Small Cap Service Class	8,399,937.335	90,878,972	116,003,135	(28)	116,003,107	43,650,997	1.423385	12.912143
TA TS&W International Equity Initial Class	7,263,394.043	84,611,946	97,474,748	47	97,474,795	52,989,718	0.986806	11.339851
TA TS&W International Equity Service Class	1,897,588.105	21,296,680	25,313,825	18	25,313,843	15,102,094	0.955975	11.279778
TA Vanguard ETF - Aggressive Growth Service Class	9,138,245.597	119,756,407	144,749,810	(5)	144,749,805	77,228,972	1.266956	11.575248
TA Vanguard ETF - Balanced Service Class	227,705,805.802	2,470,416,776	2,666,434,986	348	2,666,435,334	1,613,603,415	1.027823	10.551286
TA Vanguard ETF - Conservative Service Class	42,523,627.666	492,079,367	519,638,730	250	519,638,980	361,224,917	1.097977	10.300527
TA Vanguard ETF - Growth Service Class	182,348,301.226	1,764,822,848	2,009,478,280	269	2,009,478,549	1,349,170,047	1.090818	11.035989
TA WMC Diversified Growth Initial Class	9,594,805.873	218,342,032	305,498,619	63	305,498,682	228,609,102	1.104221	12.059768
TA WMC Diversified Growth Service Class	1,941,293.561	45,831,156	61,053,682	10	61,053,692	34,571,986	1.114929	11.997414
Vanguard® Equity Index	18,362.911	458,653	578,432	3	578,435	378,998	1.349720	11.790798

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® International	24,178.796	$423,925	$538,704	$—	$538,704	472,637	$1.103550	$11.669397
Vanguard® Mid-Cap Index	16,414.165	257,041	340,922	—	340,922	230,296	1.345347	11.837451
Vanguard® REIT Index	13,368.818	157,372	158,688	6	158,694	103,087	1.050663	8.906170
Vanguard® Short-Term Investment Grade	175,400.469	1,879,426	1,873,277	—	1,873,277	1,376,709	1.033567	9.975317
Vanguard® Total Bond Market Index	68,189.001	827,903	799,857	7	799,864	650,046	1.048874	9.628297
Wanger International	8,810.239	274,746	304,394	—	304,394	218,810	1.230998	11.061553
Wanger USA	3,397.150	107,984	139,725	(1)	139,724	88,252	1.515783	12.282561

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
AllianceBernstein Balanced Wealth Strategy Class B Shares	$55,558,501	$1,244,200	$1,118,738	$125,462	$—	$1,608,615	$1,608,615	$4,876,248	$6,484,863	$6,610,325	$5,820,033	$12,430,358	$67,988,859
AllianceBernstein Growth and Income Class B Shares	64,940,393	1,023,998	1,154,669	(130,671)	—	(2,730,467)	(2,730,467)	13,219,835	10,489,368	10,358,697	13,964,111	24,322,808	89,263,201
AllianceBernstein Large Cap Growth Class B Shares	32,786,728	9,495	480,643	(471,148)	—	1,580,895	1,580,895	3,506,777	5,087,672	4,616,524	(7,718,772)	(3,102,248)	29,684,480
American Funds - Asset Allocation Class 2 Shares	145,411,828	3,837,886	3,247,339	590,547	—	2,676,250	2,676,250	19,298,666	21,974,916	22,565,463	46,104,150	68,669,613	214,081,441
American Funds - Bond Class 2 Shares	51,414,804	2,210,064	1,286,178	923,886	—	318,730	318,730	1,011,069	1,329,799	2,253,685	41,581,783	43,835,468	95,250,272
American Funds - Growth Class 2 Shares	37,511,252	452,005	900,451	(448,446)	—	1,361,566	1,361,566	5,721,872	7,083,438	6,634,992	20,117,908	26,752,900	64,264,152
American Funds - Growth-Income Class 2 Shares	24,352,894	666,879	622,413	44,466	—	543,722	543,722	3,921,409	4,465,131	4,509,597	15,718,075	20,227,672	44,580,566
American Funds - International Class 2 Shares	27,226,702	577,948	631,098	(53,150)	—	(240,794)	(240,794)	5,158,016	4,917,222	4,864,072	8,993,589	13,857,661	41,084,363
BlackRock Basic Value V.I. Class I Shares	26,488,504	449,374	385,980	63,394	—	(1,185,339)	(1,185,339)	4,189,376	3,004,037	3,067,431	(4,547,637)	(1,480,206)	25,008,298
BlackRock Global Allocation V.I. Class I Shares	21,811,783	310,655	308,309	2,346	60,219	(19,071)	41,148	1,742,800	1,783,948	1,786,294	(3,069,367)	(1,283,073)	20,528,710
BlackRock High Yield V.I. Class I Shares	8,116,403	568,823	125,256	443,567	—	418,937	418,937	271,860	690,797	1,134,364	70,483	1,204,847	9,321,250
Fidelity® VIP Balanced Service Class 2	88,963,932	1,953,968	1,678,570	275,398	5,369,696	3,528,266	8,897,962	3,268,152	12,166,114	12,441,512	31,301,222	43,742,734	132,706,666
Fidelity® VIP Contrafund® Initial Class	227,548	2,730	1,576	1,154	—	32,871	32,871	4,656	37,527	38,681	(60,353)	(21,672)	205,876
Fidelity® VIP Contrafund® Service Class 2	243,441,299	3,078,657	4,070,816	(992,159)	—	(6,449,073)	(6,449,073)	42,441,300	35,992,227	35,000,068	(1,355,759)	33,644,309	277,085,608
Fidelity® VIP Equity-Income Initial Class	180,834	2,693	1,030	1,663	8,052	3,757	11,809	12,461	24,270	25,933	(118,113)	(92,180)	88,654
Fidelity® VIP Equity-Income Service Class 2	69,466,995	1,795,792	996,842	798,950	4,217,049	(5,341,671)	(1,124,622)	9,905,314	8,780,692	9,579,642	(16,717,826)	(7,138,184)	62,328,811

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
Fidelity® VIP Growth Initial Class	$48,616	$330	$419	$(89)	$—	$165	$165	$6,622	$6,787	$6,698	$(588)	$6,110	$54,726
Fidelity® VIP Growth Service Class 2	50,614,454	156,254	720,735	(564,481)	—	675,931	675,931	6,029,427	6,705,358	6,140,877	(13,148,574)	(7,007,697)	43,606,757
Fidelity® VIP Growth Opportunities Service Class 2	2,079,285	3,249	33,285	(30,036)	—	207,757	207,757	182,891	390,648	360,612	(350,690)	9,922	2,089,207
Fidelity® VIP Mid Cap Initial Class	58,675	218	371	(153)	2,771	409	3,180	5,735	8,915	8,762	(32,146)	(23,384)	35,291
Fidelity® VIP Mid Cap Service Class 2	237,569,812	953,634	3,732,744	(2,779,110)	19,662,744	(1,660,626)	18,002,118	14,279,320	32,281,438	29,502,328	(20,490,961)	9,011,367	246,581,179
Fidelity® VIP Value Strategies Initial Class	30,557	264	301	(37)	—	1,038	1,038	7,500	8,538	8,501	6,925	15,426	45,983
Fidelity® VIP Value Strategies Service Class 2	68,878,781	314,796	1,196,920	(882,124)	—	(1,493,587)	(1,493,587)	19,686,895	18,193,308	17,311,184	4,948,420	22,259,604	91,138,385
Franklin Income Securities Class 2 Shares	123,072,633	9,342,223	2,107,013	7,235,210	—	3,060,325	3,060,325	4,367,856	7,428,181	14,663,391	6,969,829	21,633,220	144,705,853
Franklin Mutual Shares Securities Class 2 Shares	31,137,148	559,745	421,824	137,921	—	992,001	992,001	2,288,692	3,280,693	3,418,614	(8,086,880)	(4,668,266)	26,468,882
Franklin Templeton Foreign Securities Class 2 Shares	62,785,119	1,961,555	986,985	974,570	—	89,477	89,477	8,863,151	8,952,628	9,927,198	(7,633,365)	2,293,833	65,078,952
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	144,497,473	4,223,508	2,598,945	1,624,563	—	5,428,873	5,428,873	11,999,934	17,428,807	19,053,370	(8,410,054)	10,643,316	155,140,789
GE Investments Total Return Class 3 Shares	33,478,476	579,569	665,136	(85,567)	—	443,635	443,635	3,308,020	3,751,655	3,666,088	6,508,184	10,174,272	43,652,748
Huntington VA Balanced	21,977,646	366,516	335,807	30,709	107,846	202,027	309,873	1,439,376	1,749,249	1,779,958	1,005,265	2,785,223	24,762,869
Huntington VA Dividend Capture	1,546,148	115,410	32,488	82,922	—	31,148	31,148	70,493	101,641	184,563	1,283,207	1,467,770	3,013,918
Huntington VA Growth	385,947	1,822	6,525	(4,703)	—	7,841	7,841	29,824	37,665	32,962	100,979	133,941	519,888
Huntington VA Income Equity	98,070	7,321	1,985	5,336	—	9,556	9,556	(4,693)	4,863	10,199	82,808	93,007	191,077

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
Huntington VA International Equity	$2,083,625	$32,974	$34,311	$(1,337)	$—	$(9,533)	$(9,533)	$276,833	$267,300	$265,963	$428,121	$694,084	$2,777,709
Huntington VA Mid Corp America	640,879	2,690	12,851	(10,161)	54,278	19,875	74,153	25,293	99,446	89,285	337,540	426,825	1,067,704
Huntington VA Mortgage Securities	1,164,263	33,169	17,438	15,731	—	12,204	12,204	(5,676)	6,528	22,259	184,633	206,892	1,371,155
Huntington VA Real Strategies	921,536	2,862	15,771	(12,909)	5,963	8,005	13,968	19,936	33,904	20,995	276,372	297,367	1,218,903
Huntington VA Rotating Markets	720,050	15,970	13,102	2,868	—	12,411	12,411	18,249	30,660	33,528	228,488	262,016	982,066
Huntington VA Situs	2,371,735	—	42,191	(42,191)	—	79,976	79,976	506,484	586,460	544,269	762,622	1,306,891	3,678,626
Invesco V.I. American Franchise Series II Shares(1)	—	—	89,262	(89,262)	—	(73,300)	(73,300)	(229,102)	(302,402)	(391,664)	8,782,186	8,390,522	8,390,522
Invesco V.I. Value Opportunities Series II Shares	28,089,410	317,652	399,335	(81,683)	—	(1,303,774)	(1,303,774)	5,447,255	4,143,481	4,061,798	(6,570,479)	(2,508,681)	25,580,729
Janus Aspen - Enterprise Service Shares	24,977,200	—	346,545	(346,545)	—	3,274,477	3,274,477	465,084	3,739,561	3,393,016	(6,736,706)	(3,343,690)	21,633,510
Janus Aspen - Global Research Service Shares	46,700,055	323,474	648,248	(324,774)	—	(280,751)	(280,751)	7,947,997	7,667,246	7,342,472	(12,503,888)	(5,161,416)	41,538,639
Janus Aspen - Perkins Mid Cap Value Service Shares	3,649,131	29,588	52,904	(23,316)	224,705	74,878	299,583	43,749	343,332	320,016	(468,157)	(148,141)	3,500,990
MFS® New Discovery Service Class	65,855,068	—	1,098,942	(1,098,942)	7,119,418	2,310,962	9,430,380	3,631,033	13,061,413	11,962,471	(8,906,014)	3,056,457	68,911,525
MFS® Total Return Service Class	87,205,024	2,006,045	1,208,357	797,688	—	(891,366)	(891,366)	7,449,176	6,557,810	7,355,498	(18,272,774)	(10,917,276)	76,287,748
NVIT Developing Markets Class II Shares	74,589	59	346	(287)	—	(3,997)	(3,997)	14,954	10,957	10,670	(24,925)	(14,255)	60,334
TA Aegon High Yield Bond Initial Class	105,097,063	6,959,863	1,715,009	5,244,854	—	796,480	796,480	10,399,408	11,195,888	16,440,742	1,999,730	18,440,472	123,537,535
TA Aegon High Yield Bond Service Class	51,392,294	4,085,989	1,066,388	3,019,601	—	990,740	990,740	5,443,247	6,433,987	9,453,588	32,649,550	42,103,138	93,495,432

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA Aegon Money Market Initial Class	$185,623,429	$8,124	$2,355,057	$(2,346,933)	$—	$—	$—	$—	$—	$(2,346,933)	$(35,917,990)	$(38,264,923)	$147,358,506
TA Aegon Money Market Service Class	281,464,517	13,503	3,926,740	(3,913,237)	—	—	—	—	—	(3,913,237)	3,503,079	(410,158)	281,054,359
TA Aegon Tactical Vanguard ETF - Balanced Service Class	29,201,463	249,108	1,979,400	(1,730,292)	187,862	257,061	444,923	9,725,866	10,170,789	8,440,497	252,494,518	260,935,015	290,136,478
TA Aegon Tactical Vanguard ETF - Conservative Service Class	103,548,396	686,063	2,384,872	(1,698,809)	935,620	458,992	1,394,612	8,633,458	10,028,070	8,329,261	119,524,402	127,853,663	231,402,059
TA Aegon Tactical Vanguard ETF - Growth Service Class	86,332,383	913,021	1,851,579	(938,558)	—	1,250,443	1,250,443	10,658,698	11,909,141	10,970,583	83,856,699	94,827,282	181,159,665
TA Aegon U.S. Government Securities Initial Class	128,262,863	2,112,519	1,885,452	227,067	3,072,506	3,005,771	6,078,277	(1,832,823)	4,245,454	4,472,521	(10,059,525)	(5,587,004)	122,675,859
TA Aegon U.S. Government Securities Service Class	382,863,367	6,053,121	5,593,173	459,948	9,842,206	4,789,412	14,631,618	(2,322,230)	12,309,388	12,769,336	38,952,627	51,721,963	434,585,330
TA AllianceBernstein Dynamic Allocation Initial Class	28,804,809	248,506	445,784	(197,278)	—	1,542,519	1,542,519	(115,757)	1,426,762	1,229,484	(3,083,405)	(1,853,921)	26,950,888
TA AllianceBernstein Dynamic Allocation Service Class	207,614,973	1,945,629	3,666,680	(1,721,051)	—	858,028	858,028	11,128,564	11,986,592	10,265,541	71,327,399	81,592,940	289,207,913
TA Asset Allocation - Conservative Initial Class	364,946,385	10,449,169	5,075,538	5,373,631	—	11,321,384	11,321,384	3,171,347	14,492,731	19,866,362	(58,910,685)	(39,044,323)	325,902,062
TA Asset Allocation - Conservative Service Class	937,609,315	31,137,008	15,300,884	15,836,124	—	5,830,135	5,830,135	33,109,041	38,939,176	54,775,300	116,998,740	171,774,040	1,109,383,355
TA Asset Allocation - Growth Initial Class	321,192,229	4,128,077	4,837,976	(709,899)	—	(36,579,534)	(36,579,534)	70,842,825	34,263,291	33,553,392	(49,951,215)	(16,397,823)	304,794,406
TA Asset Allocation - Growth Service Class	117,111,675	1,511,391	2,045,154	(533,763)	—	2,697,020	2,697,020	10,671,495	13,368,515	12,834,752	12,829,258	25,664,010	142,775,685
TA Asset Allocation - Moderate Initial Class	622,925,669	16,351,723	9,337,903	7,013,820	—	(15,685,947)	(15,685,947)	55,607,114	39,921,167	46,934,987	(64,452,216)	(17,517,229)	605,408,440
TA Asset Allocation - Moderate Service Class	2,316,320,365	68,996,118	39,561,789	29,434,329	—	(11,106,007)	(11,106,007)	168,536,380	157,430,373	186,864,702	499,058,512	685,923,214	3,002,243,579
TA Asset Allocation - Moderate Growth Initial Class	668,843,489	16,666,269	10,192,992	6,473,277	—	(24,965,964)	(24,965,964)	77,191,595	52,225,631	58,698,908	(68,884,374)	(10,185,466)	658,658,023

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA Asset Allocation - Moderate Growth Service Class	$2,740,377,016	$65,466,374	$43,971,030	$21,495,344	$—	$(58,794,018)	$(58,794,018)	$274,757,107	$215,963,089	$237,458,433	$(54,549,444)	$182,908,989	$2,923,286,005
TA Barrow Hanley Dividend Focused Initial Class	400,217,451	7,203,949	5,914,104	1,289,845	—	9,998,256	9,998,256	27,475,640	37,473,896	38,763,741	(48,661,773)	(9,898,032)	390,319,419
TA Barrow Hanley Dividend Focused Service Class	62,268,792	1,277,786	1,162,341	115,445	—	1,611,533	1,611,533	4,636,134	6,247,667	6,363,112	15,818,156	22,181,268	84,450,060
TA BlackRock Global Allocation Service Class	1,017,761,806	25,628,737	17,278,486	8,350,251	19,264,904	8,934,231	28,199,135	48,194,371	76,393,506	84,743,757	26,765,584	111,509,341	1,129,271,147
TA BlackRock Tactical Allocation Service Class	375,318,589	8,063,868	8,111,063	(47,195)	13,279,357	2,364,531	15,643,888	22,990,994	38,634,882	38,587,687	309,061,190	347,648,877	722,967,466
TA BNP Paribas Large Cap Growth Initial Class	162,897,782	1,389,699	2,486,776	(1,097,077)	—	3,631,668	3,631,668	21,641,986	25,273,654	24,176,577	(21,349,633)	2,826,944	165,724,726
TA BNP Paribas Large Cap Growth Service Class	16,323,396	127,880	301,687	(173,807)	—	1,420,940	1,420,940	1,268,069	2,689,009	2,515,202	2,748,249	5,263,451	21,586,847
TA Clarion Global Real Estate Securities Initial Class	50,372,213	1,928,106	812,988	1,115,118	—	(6,431,484)	(6,431,484)	16,658,744	10,227,260	11,342,378	(4,109,500)	7,232,878	57,605,091
TA Clarion Global Real Estate Securities Service Class	34,066,010	1,558,973	688,586	870,387	—	419,907	419,907	7,762,764	8,182,671	9,053,058	13,344,258	22,397,316	56,463,326
TA Hanlon Income Service Class	205,967,606	4,246,826	2,923,992	1,322,834	—	324,118	324,118	2,053,342	2,377,460	3,700,294	(23,296,495)	(19,596,201)	186,371,405
TA International Moderate Growth Initial Class	63,312	2,105	309	1,796	—	(218)	(218)	6,430	6,212	8,008	2,063	10,071	73,383
TA International Moderate Growth Service Class	381,977,447	11,136,522	6,172,989	4,963,533	—	(8,833,692)	(8,833,692)	44,816,786	35,983,094	40,946,627	(1,106,479)	39,840,148	421,817,595
TA Janus Balanced Service Class	42,441,908	—	831,562	(831,562)	—	91,673	91,673	5,967,124	6,058,797	5,227,235	29,576,034	34,803,269	77,245,177
TA Jennison Growth Initial Class	169,615,273	120,857	2,635,951	(2,515,094)	12,329,664	4,317,724	16,647,388	9,431,101	26,078,489	23,563,395	(20,048,667)	3,514,728	173,130,001
TA Jennison Growth Service Class	26,802,961	—	557,851	(557,851)	2,706,001	1,599,265	4,305,266	(148,860)	4,156,406	3,598,555	7,501,355	11,099,910	37,902,871
TA JPMorgan Core Bond Service Class	36,702,886	1,496,564	807,337	689,227	23,704	146,978	170,682	701,774	872,456	1,561,683	40,184,492	41,746,175	78,449,061

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA JPMorgan Enhanced Index Initial Class	$65,862,732	$837,934	$1,084,242	$(246,308)	$—	$1,038,388	$1,038,388	$9,080,647	$10,119,035	$9,872,727	$(1,384,571)	$8,488,156	$74,350,888
TA JPMorgan Enhanced Index Service Class	3,841,608	54,563	84,513	(29,950)	—	175,014	175,014	451,447	626,461	596,511	2,787,317	3,383,828	7,225,436
TA JPMorgan Mid Cap Value Service Class	27,000,415	235,272	547,906	(312,634)	—	1,023,972	1,023,972	5,004,167	6,028,139	5,715,505	14,014,705	19,730,210	46,730,625
TA JPMorgan Tactical Allocation Service Class	85,731,784	1,158,175	2,583,293	(1,425,118)	—	240,590	240,590	10,419,796	10,660,386	9,235,268	203,919,736	213,155,004	298,886,788
TA Legg Mason Dynamic Allocation - Balanced Service Class(1)	—	—	250,554	(250,554)	—	4,448	4,448	603,761	608,209	357,655	68,673,249	69,030,904	69,030,904
TA Legg Mason Dynamic Allocation - Growth Service Class(1)	—	—	71,676	(71,676)	—	8,641	8,641	241,653	250,294	178,618	19,999,383	20,178,001	20,178,001
TA Madison Balanced Allocation Service Class	10,848,339	117,305	272,028	(154,723)	96,923	1,599	98,522	1,236,766	1,335,288	1,180,565	17,036,656	18,217,221	29,065,560
TA Madison Conservative Allocation Service Class	8,033,761	96,181	278,675	(182,494)	42,087	18,076	60,163	1,014,762	1,074,925	892,431	26,573,560	27,465,991	35,499,752
TA Madison Diversified Income Service Class	12,558,916	24,861	379,439	(354,578)	720	11,840	12,560	1,222,232	1,234,792	880,214	33,071,082	33,951,296	46,510,212
TA Market Participation Strategy Service Class(1)	—	—	27,538	(27,538)	—	2,545	2,545	155,787	158,332	130,794	16,434,317	16,565,111	16,565,111
TA MFS International Equity Initial Class	66,814,317	1,131,317	1,013,763	117,554	—	(3,346,369)	(3,346,369)	16,031,297	12,684,928	12,802,482	(6,679,084)	6,123,398	72,937,715
TA MFS International Equity Service Class	15,620,390	334,443	330,836	3,607	—	100,440	100,440	3,621,791	3,722,231	3,725,838	10,095,622	13,821,460	29,441,850
TA Morgan Stanley Capital Growth Initial Class	90,371,837	—	1,437,431	(1,437,431)	17,568,969	(3,242,553)	14,326,416	(609,283)	13,717,133	12,279,702	(9,841,492)	2,438,210	92,810,047
TA Morgan Stanley Capital Growth Service Class	8,922,211	—	188,714	(188,714)	2,411,946	(221,255)	2,190,691	(873,126)	1,317,565	1,128,851	4,603,405	5,732,256	14,654,467
TA Morgan Stanley Mid-Cap Growth Initial Class	93,453,422	—	1,407,482	(1,407,482)	4,703,803	4,260,477	8,964,280	(908,072)	8,056,208	6,648,726	(11,724,588)	(5,075,862)	88,377,560
TA Morgan Stanley Mid-Cap Growth Service Class	41,172,684	—	684,711	(684,711)	2,331,894	(109,121)	2,222,773	979,572	3,202,345	2,517,634	(41,171)	2,476,463	43,649,147

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA Multi-Managed Balanced Initial Class	$32,774,365	$684,077	$606,949	$77,128	$6,334,243	$1,930,730	$8,264,973	$(4,389,152)	$3,875,821	$3,952,949	$7,824,431	$11,777,380	$44,551,745
TA Multi-Managed Balanced Service Class	121,178,718	2,141,682	2,105,016	36,666	22,608,272	4,758,417	27,366,689	(13,855,631)	13,511,058	13,547,724	25,741,289	39,289,013	160,467,731
TA PIMCO Real Return TIPS Service Class	60,710,663	263,889	1,506,069	(1,242,180)	1,553,544	803,981	2,357,525	2,783,676	5,141,201	3,899,021	89,872,487	93,771,508	154,482,171
TA PIMCO Tactical - Balanced Service Class	57,246,016	847,202	807,384	39,818	—	(480,044)	(480,044)	351,878	(128,166)	(88,348)	9,426,561	9,338,213	66,584,229
TA PIMCO Tactical - Conservative Service Class	35,136,023	386,397	514,678	(128,281)	—	(552,453)	(552,453)	772,218	219,765	91,484	6,248,109	6,339,593	41,475,616
TA PIMCO Tactical - Growth Service Class	31,186,224	146,844	454,078	(307,234)	—	(1,265,901)	(1,265,901)	1,455,759	189,858	(117,376)	2,508,882	2,391,506	33,577,730
TA PIMCO Total Return Initial Class	363,405,872	14,882,279	5,438,201	9,444,078	—	5,394,285	5,394,285	6,158,746	11,553,031	20,997,109	(16,186,782)	4,810,327	368,216,199
TA PIMCO Total Return Service Class	611,763,234	30,312,269	10,554,997	19,757,272	—	2,099,372	2,099,372	17,421,457	19,520,829	39,278,101	237,768,869	277,046,970	888,810,204
TA ProFunds UltraBear Service Class (OAM)	138,250,450	—	1,511,691	(1,511,691)	—	(63,255,826)	(63,255,826)	16,554,819	(46,701,007)	(48,212,698)	891,486	(47,321,212)	90,929,238
TA Systematic Small/Mid Cap Value Initial Class	145,238,700	770,190	2,144,384	(1,374,194)	37,280,690	11,970,695	49,251,385	(27,446,038)	21,805,347	20,431,153	(21,160,223)	(729,070)	144,509,630
TA Systematic Small/Mid Cap Value Service Class	42,597,888	137,628	715,171	(577,543)	12,286,886	1,387,948	13,674,834	(7,180,914)	6,493,920	5,916,377	1,793,045	7,709,422	50,307,310
TA T. Rowe Price Small Cap Initial Class	89,139,213	—	1,374,588	(1,374,588)	6,602,331	2,746,778	9,349,109	4,109,559	13,458,668	12,084,080	(8,088,815)	3,995,265	93,134,478
TA T. Rowe Price Small Cap Service Class	42,249,603	—	810,106	(810,106)	4,135,660	2,832,340	6,968,000	(202,033)	6,765,967	5,955,861	11,499,754	17,455,615	59,705,218
TA TS&W International Equity Initial Class	81,795,258	1,786,279	1,179,152	607,127	—	(6,868,410)	(6,868,410)	17,658,223	10,789,813	11,396,940	(11,091,740)	305,200	82,100,458
TA TS&W International Equity Service Class	11,449,693	274,103	203,026	71,077	—	(240,786)	(240,786)	2,025,348	1,784,562	1,855,639	2,282,636	4,138,275	15,587,968
TA Vanguard ETF - Aggressive Growth Service Class	42,455,820	652,963	773,164	(120,201)	952,646	660,316	1,612,962	6,132,424	7,745,386	7,625,185	27,596,974	35,222,159	77,677,979

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA Vanguard ETF - Balanced Service Class	$756,615,645	$12,666,273	$13,107,146	$(440,873)	$25,796,857	$3,854,116	$29,650,973	$36,401,317	$66,052,290	$65,611,417	$459,234,993	$524,846,410	$1,281,462,055
TA Vanguard ETF - Conservative Service Class	203,933,376	3,188,894	3,820,267	(631,373)	2,853,227	2,115,540	4,968,767	9,627,461	14,596,228	13,964,855	148,106,189	162,071,044	366,004,420
TA Vanguard ETF - Growth Service Class	788,486,960	15,103,414	12,475,483	2,627,931	77,040,137	15,993,062	93,033,199	(10,465,219)	82,567,980	85,195,911	176,386,457	261,582,368	1,050,069,328
TA WMC Diversified Growth Initial Class	272,712,595	859,467	4,124,402	(3,264,935)	—	(2,838,568)	(2,838,568)	37,363,097	34,524,529	31,259,594	(42,166,757)	(10,907,163)	261,805,432
TA WMC Diversified Growth Service Class	34,281,548	45,127	607,239	(562,112)	—	758,228	758,228	3,418,735	4,176,963	3,614,851	2,105,400	5,720,251	40,001,799
Vanguard® Equity Index	444,505	10,875	3,572	7,303	23,403	43,184	66,587	7,182	73,769	81,072	6,090	87,162	531,667
Vanguard® International	481,151	10,754	3,349	7,405	—	15,541	15,541	74,599	90,140	97,545	(59,679)	37,866	519,017
Vanguard® Mid-Cap Index	379,597	4,408	2,463	1,945	11,341	28,234	39,575	17,579	57,154	59,099	(113,386)	(54,287)	325,310
Vanguard® REIT Index	109,343	2,828	951	1,877	4,915	7,769	12,684	7,858	20,542	22,419	26,923	49,342	158,685
Vanguard® Short-Term Investment Grade	1,635,572	40,872	9,880	30,992	—	17,401	17,401	12,879	30,280	61,272	34,393	95,665	1,731,237
Vanguard® Total Bond Market Index	1,504,494	42,841	9,892	32,949	14,196	27,527	41,723	(21,130)	20,593	53,542	(56,348)	(2,806)	1,501,688
Wanger International	142,878	2,222	1,047	1,175	16,826	3,522	20,348	14,293	34,641	35,816	10,078	45,894	188,772
Wanger USA	81,417	347	651	(304)	7,564	4,985	12,549	9,085	21,634	21,330	10,113	31,443	112,860

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
AllianceBernstein Balanced Wealth Strategy Class B Shares	$67,988,859	$1,819,168	$1,348,260	$470,908	$—	$1,806,170	$1,806,170	$8,169,455	$9,975,625	$10,446,533	$8,925,454	$19,371,987	$87,360,846
AllianceBernstein Growth and Income Class B Shares	89,263,201	1,290,596	1,829,348	(538,752)	—	2,128,414	2,128,414	32,032,512	34,160,926	33,622,174	33,420,734	67,042,908	156,306,109
AllianceBernstein Large Cap Growth Class B Shares	29,684,480	—	478,331	(478,331)	—	1,228,628	1,228,628	8,935,141	10,163,769	9,685,438	(3,772,884)	5,912,554	35,597,034
American Funds - Asset Allocation Class 2 Shares	214,081,441	4,915,484	5,338,065	(422,581)	—	6,234,683	6,234,683	51,025,575	57,260,258	56,837,677	108,550,149	165,387,826	379,469,267
American Funds - Bond Class 2 Shares	95,250,272	1,881,997	1,776,450	105,547	1,147,925	388	1,148,313	(5,273,480)	(4,125,167)	(4,019,620)	12,202,121	8,182,501	103,432,773
American Funds - Growth Class 2 Shares	64,264,152	901,929	1,559,964	(658,035)	—	2,627,194	2,627,194	19,702,018	22,329,212	21,671,177	30,456,846	52,128,023	116,392,175
American Funds - Growth-Income Class 2 Shares	44,580,566	1,045,522	1,146,017	(100,495)	—	2,399,417	2,399,417	15,352,195	17,751,612	17,651,117	31,647,815	49,298,932	93,879,498
American Funds - International Class 2 Shares	41,084,363	821,994	949,205	(127,211)	—	429,739	429,739	9,487,440	9,917,179	9,789,968	18,936,227	28,726,195	69,810,558
BlackRock Basic Value V.I. Class I Shares	25,008,298	399,748	407,499	(7,751)	—	49,210	49,210	8,462,234	8,511,444	8,503,693	(3,122,749)	5,380,944	30,389,242
BlackRock Global Allocation V.I. Class I Shares	20,528,710	247,930	310,208	(62,278)	799,985	190,198	990,183	1,740,776	2,730,959	2,668,681	(811,952)	1,856,729	22,385,439
BlackRock High Yield V.I. Class I Shares	9,321,250	494,623	120,044	374,579	—	480,493	480,493	(223,423)	257,070	631,649	(1,783,968)	(1,152,319)	8,168,931
Fidelity® VIP Balanced Service Class 2	132,706,666	2,262,073	2,347,893	(85,820)	7,063,921	4,674,891	11,738,812	13,731,265	25,470,077	25,384,257	23,769,920	49,154,177	181,860,843
Fidelity® VIP Contrafund® Initial Class	205,876	8,476	3,164	5,312	226	3,960	4,186	129,952	134,138	139,450	529,979	669,429	875,305
Fidelity® VIP Contrafund® Service Class 2	277,085,608	2,831,261	4,758,106	(1,926,845)	99,151	1,827,688	1,926,839	82,227,526	84,154,365	82,227,520	17,986,168	100,213,688	377,299,296
Fidelity® VIP Equity-Income Initial Class	88,654	1,967	633	1,334	5,233	3,250	8,483	11,318	19,801	21,135	(25,563)	(4,428)	84,226
Fidelity® VIP Equity-Income Service Class 2	62,328,811	1,496,043	994,980	501,063	4,414,480	(617,955)	3,796,525	11,016,956	14,813,481	15,314,544	(8,397,125)	6,917,419	69,246,230

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
Fidelity® VIP Growth Initial Class	$54,726	$89	$337	$(248)	$22	$7,207	$7,229	$6,746	$13,975	$13,727	$(33,329)	$(19,602)	$35,124
Fidelity® VIP Growth Service Class 2	43,606,757	20,546	680,310	(659,764)	31,265	1,863,056	1,894,321	12,259,644	14,153,965	13,494,201	(6,938,813)	6,555,388	50,162,145
Fidelity® VIP Growth Opportunities Service Class 2	2,089,207	1,088	34,656	(33,568)	1,243	136,337	137,580	607,049	744,629	711,061	(172,157)	538,904	2,628,111
Fidelity® VIP Mid Cap Initial Class	35,291	222	278	(56)	5,589	4,067	9,656	1,934	11,590	11,534	1,659	13,193	48,484
Fidelity® VIP Mid Cap Service Class 2	246,581,179	823,346	4,263,812	(3,440,466)	39,229,459	2,566,525	41,795,984	45,581,440	87,377,424	83,936,958	4,252,348	88,189,306	334,770,485
Fidelity® VIP Value Strategies Initial Class	45,983	718	499	219	—	4,930	4,930	12,338	17,268	17,487	21,153	38,640	84,623
Fidelity® VIP Value Strategies Service Class 2	91,138,385	844,380	1,724,339	(879,959)	—	4,142,943	4,142,943	25,261,596	29,404,539	28,524,580	15,294,255	43,818,835	134,957,220
Franklin Income Securities Class 2 Shares	144,705,853	9,104,987	2,077,600	7,027,387	—	2,002,790	2,002,790	7,433,828	9,436,618	16,464,005	(23,127,598)	(6,663,593)	138,042,260
Franklin Mutual Shares Securities Class 2 Shares	26,468,882	571,085	410,471	160,614	—	1,112,132	1,112,132	5,211,547	6,323,679	6,484,293	(4,371,867)	2,112,426	28,581,308
Franklin Templeton Foreign Securities Class 2 Shares	65,078,952	1,502,865	953,096	549,769	—	1,626,251	1,626,251	10,002,980	11,629,231	12,179,000	(12,265,102)	(86,102)	64,992,850
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	155,140,789	17,244,313	2,735,291	14,509,022	28,555,640	2,246,315	30,801,955	(13,233,145)	17,568,810	32,077,832	(16,155,587)	15,922,245	171,063,034
GE Investments Total Return Class 3 Shares	43,652,748	656,132	814,511	(158,379)	2,517,612	1,052,398	3,570,010	2,369,744	5,939,754	5,781,375	4,114,175	9,895,550	53,548,298
Huntington VA Balanced	24,762,869	488,013	354,515	133,498	229,648	747,404	977,052	2,143,564	3,120,616	3,254,114	(2,226,463)	1,027,651	25,790,520
Huntington VA Dividend Capture	3,013,918	120,853	51,612	69,241	—	53,067	53,067	486,770	539,837	609,078	543,884	1,152,962	4,166,880
Huntington VA Growth	519,888	6,252	8,008	(1,756)	—	20,849	20,849	145,366	166,215	164,459	(19,034)	145,425	665,313
Huntington VA Income Equity	191,077	8,926	2,988	5,938	—	10,250	10,250	28,109	38,359	44,297	(2,195)	42,102	233,179

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
Huntington VA International Equity	$2,777,709	$43,723	$41,391	$2,332	$—	$67,775	$67,775	$521,874	$589,649	$591,981	$(81,337)	$510,644	$3,288,353
Huntington VA Mid Corp America	1,067,704	10,372	16,923	(6,551)	78,733	52,121	130,854	197,726	328,580	322,029	(20,118)	301,911	1,369,615
Huntington VA Mortgage Securities	1,371,155	34,914	18,395	16,519	—	2,083	2,083	(60,161)	(58,078)	(41,559)	(759)	(42,318)	1,328,837
Huntington VA Real Strategies	1,218,903	12,972	17,490	(4,518)	36,220	17,578	53,798	43,000	96,798	92,280	18,816	111,096	1,329,999
Huntington VA Rotating Markets	982,066	8,527	15,291	(6,764)	108,931	22,074	131,005	98,812	229,817	223,053	(7,909)	215,144	1,197,210
Huntington VA Situs	3,678,626	14,580	59,071	(44,491)	—	151,598	151,598	1,026,139	1,177,737	1,133,246	90,360	1,223,606	4,902,232
Invesco V.I. American Franchise Series II Shares	8,390,522	22,852	136,825	(113,973)	—	102,219	102,219	3,027,860	3,130,079	3,016,106	(750,249)	2,265,857	10,656,379
Invesco V.I. Value Opportunities Series II Shares	25,580,729	330,851	409,352	(78,501)	—	1,887,915	1,887,915	5,737,462	7,625,377	7,546,876	(3,487,791)	4,059,085	29,639,814
Janus Aspen - Enterprise Service Shares	21,633,510	85,069	343,615	(258,546)	—	1,605,443	1,605,443	4,772,783	6,378,226	6,119,680	(2,963,850)	3,155,830	24,789,340
Janus Aspen - Global Research Service Shares	41,538,639	464,840	637,466	(172,626)	—	2,338,550	2,338,550	7,895,653	10,234,203	10,061,577	(7,150,871)	2,910,706	44,449,345
Janus Aspen - Perkins Mid Cap Value Service Shares	3,500,990	40,082	53,389	(13,307)	70,142	97,125	167,267	634,219	801,486	788,179	(468,437)	319,742	3,820,732
MFS® New Discovery Service Class	68,911,525	—	1,117,536	(1,117,536)	626,688	1,257,374	1,884,062	23,825,348	25,709,410	24,591,874	(12,968,447)	11,623,427	80,534,952
MFS® Total Return Service Class	76,287,748	1,278,111	1,148,537	129,574	—	582,687	582,687	11,600,358	12,183,045	12,312,619	(9,334,615)	2,978,004	79,265,752
NVIT Developing Markets Class II Shares	60,334	380	244	136	—	(3,464)	(3,464)	546	(2,918)	(2,782)	(30,556)	(33,338)	26,996
TA Aegon High Yield Bond Initial Class	123,537,535	6,650,860	1,739,231	4,911,629	—	1,471,648	1,471,648	(560,559)	911,089	5,822,718	(14,371,192)	(8,548,474)	114,989,061
TA Aegon High Yield Bond Service Class	93,495,432	6,411,766	1,700,723	4,711,043	—	3,011,458	3,011,458	(2,201,094)	810,364	5,521,407	48,116,709	53,638,116	147,133,548

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA Aegon Money Market Initial Class	$147,358,506	$7,096	$2,045,232	$(2,038,136)	$—	$—	$—	$—	$—	$(2,038,136)	$(10,921,635)	$(12,959,771)	$134,398,735
TA Aegon Money Market Service Class	281,054,359	16,437	4,704,282	(4,687,845)	—	—	—	—	—	(4,687,845)	36,900,165	32,212,320	313,266,679
TA Aegon Tactical Vanguard ETF - Balanced Service Class	290,136,478	3,381,771	7,681,245	(4,299,474)	3,548,837	2,584,912	6,133,749	49,750,568	55,884,317	51,584,843	586,368,028	637,952,871	928,089,349
TA Aegon Tactical Vanguard ETF - Conservative Service Class	231,402,059	3,339,802	4,036,014	(696,212)	3,773,193	3,650,537	7,423,730	8,912,601	16,336,331	15,640,119	92,134,690	107,774,809	339,176,868
TA Aegon Tactical Vanguard ETF - Growth Service Class	181,159,665	2,839,660	4,322,050	(1,482,390)	—	4,060,303	4,060,303	38,464,275	42,524,578	41,042,188	228,314,626	269,356,814	450,516,479
TA Aegon U.S. Government Securities Initial Class	122,675,859	2,259,290	1,512,682	746,608	2,114,119	172,303	2,286,422	(7,109,183)	(4,822,761)	(4,076,153)	(30,291,214)	(34,367,367)	88,308,492
TA Aegon U.S. Government Securities Service Class	434,585,330	6,108,176	4,830,019	1,278,157	6,770,247	(12,003,563)	(5,233,316)	(11,106,225)	(16,339,541)	(15,061,384)	(198,103,507)	(213,164,891)	221,420,439
TA AllianceBernstein Dynamic Allocation Initial Class	26,950,888	308,473	389,803	(81,330)	—	969,423	969,423	573,808	1,543,231	1,461,901	(1,909,534)	(447,633)	26,503,255
TA AllianceBernstein Dynamic Allocation Service Class	289,207,913	3,053,110	4,416,102	(1,362,992)	—	3,294,301	3,294,301	14,110,409	17,404,710	16,041,718	16,749,438	32,791,156	321,999,069
TA Asset Allocation - Conservative Initial Class	325,902,062	9,345,092	4,475,620	4,869,472	460,987	11,946,578	12,407,565	5,264,999	17,672,564	22,542,036	(58,981,909)	(36,439,873)	289,462,189
TA Asset Allocation - Conservative Service Class	1,109,383,355	31,970,897	15,988,463	15,982,434	1,706,746	36,531,944	38,238,690	25,034,570	63,273,260	79,255,694	(77,290,750)	1,964,944	1,111,348,299
TA Asset Allocation - Growth Initial Class	304,794,406	4,140,466	5,032,551	(892,085)	—	(3,390,340)	(3,390,340)	80,315,684	76,925,344	76,033,259	6,226,595	82,259,854	387,054,260
TA Asset Allocation - Growth Service Class	142,775,685	1,682,252	2,452,087	(769,835)	—	6,671,581	6,671,581	30,036,591	36,708,172	35,938,337	7,975,582	43,913,919	186,689,604
TA Asset Allocation - Moderate Initial Class	605,408,440	14,935,196	9,022,936	5,912,260	—	(3,040,451)	(3,040,451)	65,307,329	62,266,878	68,179,138	(61,968,901)	6,210,237	611,618,677
TA Asset Allocation - Moderate Service Class	3,002,243,579	83,378,287	50,797,394	32,580,893	—	(6,844,394)	(6,844,394)	366,666,700	359,822,306	392,403,199	779,188,960	1,171,592,159	4,173,835,738
TA Asset Allocation - Moderate Growth Initial Class	658,658,023	15,494,440	10,125,439	5,369,001	—	(10,684,167)	(10,684,167)	116,281,977	105,597,810	110,966,811	(59,148,521)	51,818,290	710,476,313

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA Asset Allocation - Moderate Growth Service Class	$2,923,286,005	$66,930,512	$47,697,618	$19,232,894	$—	$(22,479,069)	$(22,479,069)	$511,253,229	$488,774,160	$508,007,054	$72,044,540	$580,051,594	$3,503,337,599
TA Barrow Hanley Dividend Focused Initial Class	390,319,419	9,786,389	6,221,646	3,564,743	—	15,662,606	15,662,606	86,479,932	102,142,538	105,707,281	(42,265,357)	63,441,924	453,761,343
TA Barrow Hanley Dividend Focused Service Class	84,450,060	2,212,026	1,537,056	674,970	—	4,397,626	4,397,626	19,589,235	23,986,861	24,661,831	12,636,353	37,298,184	121,748,244
TA BlackRock Global Allocation Service Class	1,129,271,147	13,394,060	18,572,188	(5,178,128)	9,842,412	15,013,786	24,856,198	122,913,546	147,769,744	142,591,616	(5,749,816)	136,841,800	1,266,112,947
TA BlackRock Tactical Allocation Service Class	722,967,466	12,285,356	13,411,525	(1,126,169)	14,368,468	11,080,813	25,449,281	68,885,579	94,334,860	93,208,691	269,551,950	362,760,641	1,085,728,107
TA BNP Paribas Large Cap Growth Initial Class	165,724,726	1,720,004	2,593,614	(873,610)	—	11,610,800	11,610,800	37,998,096	49,608,896	48,735,286	(19,746,449)	28,988,837	194,713,563
TA BNP Paribas Large Cap Growth Service Class	21,586,847	217,130	424,765	(207,635)	—	2,030,905	2,030,905	5,579,284	7,610,189	7,402,554	5,011,722	12,414,276	34,001,123
TA Clarion Global Real Estate Securities Initial Class	57,605,091	3,228,116	869,414	2,358,702	—	616,470	616,470	(1,760,880)	(1,144,410)	1,214,292	(1,756,768)	(542,476)	57,062,615
TA Clarion Global Real Estate Securities Service Class	56,463,326	3,324,482	954,844	2,369,638	—	1,248,242	1,248,242	(2,825,490)	(1,577,248)	792,390	10,257,678	11,050,068	67,513,394
TA Hanlon Income Service Class	186,371,405	6,394,922	2,297,159	4,097,763	—	532,806	532,806	(2,570,431)	(2,037,625)	2,060,138	(50,466,229)	(48,406,091)	137,965,314
TA ING Balanced Allocation Service Class(1)	—	—	28,233	(28,233)	—	(362)	(362)	329,870	329,508	301,275	6,878,110	7,179,385	7,179,385
TA ING Conservative Allocation Service Class(1)	—	—	3,645	(3,645)	—	102	102	32,797	32,899	29,254	943,194	972,448	972,448
TA ING Intermediate Bond Service Class(1)	—	—	346	(346)	—	(6)	(6)	71	65	(281)	89,026	88,745	88,745
TA ING Large Cap Growth Service Class(1)	—	—	160	(160)	—	88	88	3,682	3,770	3,610	35,013	38,623	38,623
TA ING Limited Maturity Bond Service Class(1)	—	—	1,887	(1,887)	—	10	10	1,551	1,561	(326)	422,482	422,156	422,156
TA ING Mid Cap Opportunities Service Class(1)	—	—	488	(488)	—	159	159	8,845	9,004	8,516	118,885	127,401	127,401

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA ING Moderate Growth Allocation Service Class(1)	$—	$—	$11,903	$(11,903)	$—	$5,421	$5,421	$184,066	$189,487	$177,584	$3,151,583	$3,329,167	$3,329,167
TA International Moderate Growth Initial Class	73,383	1,579	344	1,235	—	(177)	(177)	7,829	7,652	8,887	(926)	7,961	81,344
TA International Moderate Growth Service Class	421,817,595	8,958,708	7,160,082	1,798,626	—	(1,469,530)	(1,469,530)	48,978,256	47,508,726	49,307,352	68,972,508	118,279,860	540,097,455
TA Janus Balanced Service Class	77,245,177	1,039,047	1,929,947	(890,900)	—	1,036,460	1,036,460	20,685,587	21,722,047	20,831,147	104,007,017	124,838,164	202,083,341
TA Jennison Growth Initial Class	173,130,001	496,861	2,734,663	(2,237,802)	14,342,103	5,228,614	19,570,717	41,016,400	60,587,117	58,349,315	(16,265,939)	42,083,376	215,213,377
TA Jennison Growth Service Class	37,902,871	29,180	668,911	(639,731)	3,439,088	1,502,739	4,941,827	9,297,519	14,239,346	13,599,615	3,495,778	17,095,393	54,998,264
TA JPMorgan Core Bond Service Class	78,449,061	2,363,935	1,217,767	1,146,168	—	(14,083)	(14,083)	(4,195,770)	(4,209,853)	(3,063,685)	15,237,242	12,173,557	90,622,618
TA JPMorgan Enhanced Index Initial Class	74,350,888	576,790	1,260,624	(683,834)	600,259	2,214,008	2,814,267	20,943,492	23,757,759	23,073,925	3,235,840	26,309,765	100,660,653
TA JPMorgan Enhanced Index Service Class	7,225,436	63,187	185,418	(122,231)	84,129	577,411	661,540	2,636,605	3,298,145	3,175,914	10,540,444	13,716,358	20,941,794
TA JPMorgan Mid Cap Value Service Class	46,730,625	285,263	1,073,090	(787,827)	901,136	3,995,185	4,896,321	13,538,230	18,434,551	17,646,724	28,342,727	45,989,451	92,720,076
TA JPMorgan Tactical Allocation Service Class	298,886,788	4,365,125	5,831,944	(1,466,819)	—	3,214,197	3,214,197	14,334,362	17,548,559	16,081,740	232,020,320	248,102,060	546,988,848
TA Legg Mason Dynamic Allocation - Balanced Service Class	69,030,904	471,049	2,790,058	(2,319,009)	85,309	810,567	895,876	16,708,015	17,603,891	15,284,882	281,526,457	296,811,339	365,842,243
TA Legg Mason Dynamic Allocation - Growth Service Class	20,178,001	155,161	1,050,766	(895,605)	15,760	1,121,815	1,137,575	9,014,892	10,152,467	9,256,862	114,788,751	124,045,613	144,223,614
TA Madison Balanced Allocation Service Class	29,065,560	483,059	595,187	(112,128)	719,620	94,212	813,832	4,238,082	5,051,914	4,939,786	30,558,819	35,498,605	64,564,165
TA Madison Conservative Allocation Service Class	35,499,752	625,611	690,066	(64,455)	462,062	205,436	667,498	1,985,661	2,653,159	2,588,704	26,010,274	28,598,978	64,098,730
TA Madison Diversified Income Service Class	46,510,212	245,908	928,664	(682,756)	49,332	744,097	793,429	4,687,545	5,480,974	4,798,218	34,717,501	39,515,719	86,025,931

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA Market Participation Strategy Service Class	$16,565,111	$—	$1,102,988	$(1,102,988)	$7,195	$326,345	$333,540	$11,674,899	$12,008,439	$10,905,451	$144,748,917	$155,654,368	$172,219,479
TA MFS International Equity Initial Class	72,937,715	926,046	1,161,126	(235,080)	—	1,052,894	1,052,894	11,377,126	12,430,020	12,194,940	3,529,452	15,724,392	88,662,107
TA MFS International Equity Service Class	29,441,850	428,787	596,682	(167,895)	—	1,020,746	1,020,746	5,271,663	6,292,409	6,124,514	16,716,522	22,841,036	52,282,886
TA Morgan Stanley Capital Growth Initial Class	92,810,047	696,858	1,526,810	(829,952)	456,779	(1,322,971)	(866,192)	41,573,803	40,707,611	39,877,659	(10,497,067)	29,380,592	122,190,639
TA Morgan Stanley Capital Growth Service Class	14,654,467	99,500	287,711	(188,211)	87,129	82,115	169,244	7,635,694	7,804,938	7,616,727	8,261,187	15,877,914	30,532,381
TA Morgan Stanley Mid-Cap Growth Initial Class	88,377,560	792,838	1,439,648	(646,810)	1,984,527	5,249,111	7,233,638	24,383,757	31,617,395	30,970,585	(10,544,516)	20,426,069	108,803,629
TA Morgan Stanley Mid-Cap Growth Service Class	43,649,147	306,229	761,971	(455,742)	1,053,845	860,199	1,914,044	14,695,375	16,609,419	16,153,677	7,167,324	23,321,001	66,970,148
TA Multi-Managed Balanced Initial Class	44,551,745	861,065	755,424	105,641	1,765,794	1,220,900	2,986,694	4,715,455	7,702,149	7,807,790	8,501,282	16,309,072	60,860,817
TA Multi-Managed Balanced Service Class	160,467,731	2,839,086	2,774,996	64,090	6,550,032	4,972,259	11,522,291	15,962,519	27,484,810	27,548,900	21,504,922	49,053,822	209,521,553
TA Multi-Manager Alt Strategies Service Class(1)	—	—	14	(14)	—	—	—	526	526	512	35,303	35,815	35,815
TA PIMCO Real Return TIPS Service Class	154,482,171	524,783	2,284,302	(1,759,519)	5,674,143	(1,435,918)	4,238,225	(21,238,588)	(17,000,363)	(18,759,882)	11,205,488	(7,554,394)	146,927,777
TA PIMCO Tactical - Balanced Service Class	66,584,229	1,122,620	2,318,116	(1,195,496)	—	302,753	302,753	17,418,227	17,720,980	16,525,484	205,223,636	221,749,120	288,333,349
TA PIMCO Tactical - Conservative Service Class	41,475,616	470,790	965,221	(494,431)	—	(342,182)	(342,182)	5,106,037	4,763,855	4,269,424	42,258,394	46,527,818	88,003,434
TA PIMCO Tactical - Growth Service Class	33,577,730	539,430	927,643	(388,213)	—	(89,432)	(89,432)	9,394,127	9,304,695	8,916,482	57,504,127	66,420,609	99,998,339
TA PIMCO Total Return Initial Class	368,216,199	6,645,421	4,745,947	1,899,474	3,776,731	5,379,595	9,156,326	(24,480,574)	(15,324,248)	(13,424,774)	(74,314,493)	(87,739,267)	280,476,932
TA PIMCO Total Return Service Class	888,810,204	18,135,119	12,954,448	5,180,671	11,349,524	215,765	11,565,289	(56,727,269)	(45,161,980)	(39,981,309)	18,646,221	(21,335,088)	867,475,116

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA ProFunds UltraBear Service Class (OAM)	$90,929,238	$—	$545,172	$(545,172)	$—	$(39,127,242)	$(39,127,242)	$11,533,184	$(27,594,058)	$(28,139,230)	$(44,713,970)	$(72,853,200)	$18,076,038
TA Systematic Small/Mid Cap Value Initial Class	144,509,630	650,290	2,269,027	(1,618,737)	312,745	5,109,972	5,422,717	42,724,985	48,147,702	46,528,965	(20,187,554)	26,341,411	170,851,041
TA Systematic Small/Mid Cap Value Service Class	50,307,310	195,649	957,928	(762,279)	133,896	(301,832)	(167,936)	19,334,267	19,166,331	18,404,052	9,686,033	28,090,085	78,397,395
TA T. Rowe Price Small Cap Initial Class	93,134,478	83,479	1,660,143	(1,576,664)	4,833,190	4,806,259	9,639,449	31,230,439	40,869,888	39,293,224	1,353,667	40,646,891	133,781,369
TA T. Rowe Price Small Cap Service Class	59,705,218	—	1,298,714	(1,298,714)	3,846,793	3,030,524	6,877,317	23,859,955	30,737,272	29,438,558	26,859,331	56,297,889	116,003,107
TA TS&W International Equity Initial Class	82,100,458	2,049,539	1,279,867	769,672	—	(2,777,869)	(2,777,869)	19,977,807	17,199,938	17,969,610	(2,595,273)	15,374,337	97,474,795
TA TS&W International Equity Service Class	15,587,968	418,058	283,706	134,352	—	562,542	562,542	3,213,248	3,775,790	3,910,142	5,815,733	9,725,875	25,313,843
TA Vanguard ETF - Aggressive Growth Service Class	77,677,979	1,163,663	1,404,400	(240,737)	830,050	2,941,141	3,771,191	20,549,174	24,320,365	24,079,628	42,992,198	67,071,826	144,749,805
TA Vanguard ETF - Balanced Service Class	1,281,462,055	22,245,021	24,968,191	(2,723,170)	27,564,718	14,535,905	42,100,623	139,531,433	181,632,056	178,908,886	1,206,064,393	1,384,973,279	2,666,435,334
TA Vanguard ETF - Conservative Service Class	366,004,420	6,085,058	6,009,555	75,503	6,850,824	5,969,847	12,820,671	13,756,420	26,577,091	26,652,594	126,981,966	153,634,560	519,638,980
TA Vanguard ETF - Growth Service Class	1,050,069,328	19,248,042	20,324,207	(1,076,165)	31,087,289	18,780,308	49,867,597	183,110,448	232,978,045	231,901,880	727,507,341	959,409,221	2,009,478,549
TA WMC Diversified Growth Initial Class	261,805,432	2,942,113	4,110,417	(1,168,304)	—	3,842,271	3,842,271	72,779,834	76,622,105	75,453,801	(31,760,551)	43,693,250	305,498,682
TA WMC Diversified Growth Service Class	40,001,799	395,127	741,880	(346,753)	—	1,518,770	1,518,770	11,855,906	13,374,676	13,027,923	8,023,970	21,051,893	61,053,692
Vanguard® Equity Index	531,667	9,117	3,361	5,756	12,728	49,217	61,945	73,635	135,580	141,336	(94,568)	46,768	578,435
Vanguard® International	519,017	7,124	3,128	3,996	—	3,236	3,236	93,636	96,872	100,868	(81,181)	19,687	538,704
Vanguard® Mid-Cap Index	325,310	3,344	2,039	1,305	10,450	8,031	18,481	74,031	92,512	93,817	(78,205)	15,612	340,922

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
Vanguard® REIT Index	$158,685	$2,750	$937	$1,813	$3,289	$9,759	$13,048	$(12,719)	$329	$2,142	$(2,133)	$9	$158,694
Vanguard® Short-Term Investment Grade	1,731,237	30,721	9,931	20,790	11,766	16,179	27,945	(38,773)	(10,828)	9,962	132,078	142,040	1,873,277
Vanguard® Total Bond Market Index	1,501,688	36,935	6,919	30,016	16,415	(14,492)	1,923	(66,827)	(64,904)	(34,888)	(666,936)	(701,824)	799,864
Wanger International	188,772	6,187	1,217	4,970	14,665	(6,206)	8,459	28,673	37,132	42,102	73,520	115,622	304,394
Wanger USA	112,860	172	690	(518)	10,883	2,483	13,366	23,476	36,842	36,324	(9,460)	26,864	139,724

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, and Transamerica PrincipiumSM II Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Effective May 1, 2013, TLIC consolidated the Separate Account with Separate Account VA C, Separate Account VA M, Separate Account VA W, Separate Account VA X, Separate Account VA Y, and Separate Account VA EE of TLIC (collectively, the Merged Separate Accounts), with the Separate Account being the surviving separate account. This results in the financial statements of the Merged Separate Accounts being combined with the financial statements of the Separate Account with all periods presented reflecting the consolidation transaction. In effect, the consolidation resulted in the transfer of the subaccounts of the Merged Separate Accounts into the Separate Account.

In the prior year, both Service Class and Initial Class were presented together within one subaccount. For the current year presentation, Service Class and Initial Class shares have been restated and now are reflected separately.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Portfolio Class B Shares
AllianceBernstein Growth and Income Class B Shares	AllianceBernstein Growth and Income Portfolio Class B Shares
AllianceBernstein Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

23

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Class 2 Shares	Franklin Income Securities Fund Class 2 Shares
Franklin Mutual Shares Securities Class 2 Shares	Franklin Mutual Shares Securities Fund Class 2 Shares
Franklin Templeton Foreign Securities Class 2 Shares	Franklin Templeton Foreign Securities Fund Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	Franklin Templeton VIP Founding Funds Allocation Fund Class 4 Shares
GE Investments Funds, Inc.	GE Investments Funds, Inc.
GE Investments Total Return Class 3 Shares	GE Investments Total Return Fund Class 3 Shares
The Huntington Funds	The Huntington Funds
Huntington VA Balanced	Huntington VA Balanced Fund
Huntington VA Dividend Capture	Huntington VA Dividend Capture Fund
Huntington VA Growth	Huntington VA Growth Fund
Huntington VA Income Equity	Huntington VA Income Equity Fund
Huntington VA International Equity	Huntington VA International Equity Fund
Huntington VA Mid Corp America	Huntington VA Mid Corp America Fund
Huntington VA Mortgage Securities	Huntington VA Mortgage Securities Fund
Huntington VA Real Strategies	Huntington VA Real Strategies Fund
Huntington VA Rotating Markets	Huntington VA Rotating Markets Fund
Huntington VA Situs	Huntington VA Situs Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Fund Service Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Service Class
MFS® Total Return Service Class	MFS® Total Return Service Class

24

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Developing Markets Class II Shares	NVIT Developing Markets Fund Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Tactical Vanguard ETF - Balanced Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP Service Class
TA Aegon Tactical Vanguard ETF - Conservative Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP Service Class
TA Aegon Tactical Vanguard ETF - Growth Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA AllianceBernstein Dynamic Allocation Initial Class	Transamerica AllianceBernstein Dynamic Allocation VP Initial Class
TA AllianceBernstein Dynamic Allocation Service Class	Transamerica AllianceBernstein Dynamic Allocation VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA BNP Paribas Large Cap Growth Initial Class	Transamerica BNP Paribas Large Cap Growth VP Initial Class
TA BNP Paribas Large Cap Growth Service Class	Transamerica BNP Paribas Large Cap Growth VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA Hanlon Income Service Class	Transamerica Hanlon Income VP Service Class
TA ING Balanced Allocation Service Class	Transamerica ING Balanced Allocation VP Service Class
TA ING Conservative Allocation Service Class	Transamerica ING Conservative Allocation VP Service Class
TA ING Intermediate Bond Service Class	Transamerica ING Intermediate Bond VP Service Class
TA ING Large Cap Growth Service Class	Transamerica ING Large Cap Growth VP Service Class
TA ING Limited Maturity Bond Service Class	Transamerica ING Limited Maturity Bond VP Service Class
TA ING Mid Cap Opportunities Service Class	Transamerica ING Mid Cap Opportunities VP Service Class
TA ING Moderate Growth Allocation Service Class	Transamerica ING Moderate Growth Allocation VP Service Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class

25

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alt Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Real Return TIPS Service Class	Transamerica PIMCO Real Return TIPS VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA Vanguard ETF - Aggressive Growth Service Class	Transamerica Vanguard ETF - Aggressive Growth VP Service Class
TA Vanguard ETF - Balanced Service Class	Transamerica Vanguard ETF - Balanced VP Service Class
TA Vanguard ETF - Conservative Service Class	Transamerica Vanguard ETF - Conservative VP Service Class

26

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Vanguard ETF - Growth Service Class	Transamerica Vanguard ETF - Growth VP Service Class
TA WMC Diversified Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class
TA WMC Diversified Growth Service Class	Transamerica WMC Diversified Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Multi-Manager Alt Strategies Service Class	November 4, 2013
TA ING Balanced Allocation Service Class	May 1, 2013
TA ING Conservative Allocation Service Class	May 1, 2013
TA ING Intermediate Bond Service Class	May 1, 2013
TA ING Large Cap Growth Service Class	May 1, 2013
TA ING Limited Maturity Bond Service Class	May 1, 2013
TA ING Mid Cap Opportunities Service Class	May 1, 2013
TA ING Moderate Growth Allocation Service Class	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA PIMCO Real Return TIPS Service Class	May 2, 2011
TA Madison Balanced Allocation Service Class	May 2, 2011
TA Madison Conservative Allocation Service Class	May 2, 2011
TA Madison Diversified Income Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Balanced Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Conservative Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Growth Service Class	May 2, 2011
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
American Funds - Asset Allocation Class 2 Shares	November 19, 2009
American Funds - Bond Class 2 Shares	November 19, 2009
American Funds - Growth Class 2 Shares	November 19, 2009
American Funds - Growth-Income Class 2 Shares	November 19, 2009
American Funds - International Class 2 Shares	November 19, 2009

27

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
GE Investments Total Return Class 3 Shares	November 19, 2009
TA Hanlon Income Service Class	November 19, 2009
TA Janus Balanced Service Class	November 19, 2009
TA PIMCO Tactical - Balanced Service Class	November 19, 2009
TA PIMCO Tactical - Conservative Service Class	November 19, 2009
TA PIMCO Tactical - Growth Service Class	November 19, 2009
TA Vanguard ETF - Aggressive Growth Service Class	November 19, 2009
TA Vanguard ETF - Conservative Service Class	November 19, 2009
TA JPMorgan Mid Cap Value Service Class	November 19, 2009
TA BlackRock Global Allocation Service Class	May 1, 2009
TA BlackRock Tactical Allocation Service Class	May 1, 2009
TA ProFunds UltraBear Service Class (OAM)	May 1, 2009

The following subaccount name changes were made effective during the fiscal year ended December 31, 2013:

Subaccount	Formerly
Invesco V.I. American Franchise Series II Shares	Invesco Van Kampen V.I. American Franchise Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco Van Kampen V.I. Value Opportunities Series II Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Worldwide Service Shares
TA Barrow Hanley Dividend Focused Initial Class	TA BlackRock Large Cap Value Initial Class
TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Large Cap Value Service Class
TA BNP Paribas Large Cap Growth Initial Class	TA Multi Managed Large Cap Core Initial Class
TA BNP Paribas Large Cap Growth Service Class	TA Multi Managed Large Cap Core Service Class
TA TS&W International Equity Initial Class	TA Morgan Stanley Active International Initial Class
TA TS&W International Equity Service Class	TA Morgan Stanley Active International Service Class
TA Vanguard ETF - Aggressive Growth Service Class	TA Vanguard ETF Index - Aggressive Growth Service Class
TA Vanguard ETF - Balanced Service Class	TA Vanguard ETF Index - Balanced Service Class
TA Vanguard ETF - Conservative Service Class	TA Vanguard ETF Index - Conservative Service Class
TA Vanguard ETF - Growth Service Class	TA Vanguard ETF Index - Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Huntington VA Dividend Capture	Huntington VA Macro 100
TA Vanguard ETF - Growth Service Class	TA Efficient Markets Service Class

28

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2013.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

29

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Balanced Wealth Strategy Class B Shares	$20,085,100	$10,688,608
AllianceBernstein Growth and Income Class B Shares	52,428,258	19,546,293
AllianceBernstein Large Cap Growth Class B Shares	128,877	4,380,124
American Funds - Asset Allocation Class 2 Shares	132,777,477	24,650,186
American Funds - Bond Class 2 Shares	38,798,580	25,342,924
American Funds - Growth Class 2 Shares	42,259,553	12,460,771
American Funds - Growth-Income Class 2 Shares	41,547,156	9,999,828
American Funds - International Class 2 Shares	27,757,346	8,948,255
BlackRock Basic Value V.I. Class I Shares	1,169,095	4,299,586
BlackRock Global Allocation V.I. Class I Shares	2,079,932	2,154,180
BlackRock High Yield V.I. Class I Shares	738,718	2,184,675
Fidelity® VIP Balanced Service Class 2	52,679,188	21,931,147
Fidelity® VIP Contrafund® Initial Class	566,811	31,297
Fidelity® VIP Contrafund® Service Class 2	51,859,267	35,700,795
Fidelity® VIP Equity-Income Initial Class	7,200	26,196
Fidelity® VIP Equity-Income Service Class 2	6,429,263	9,910,840
Fidelity® VIP Growth Initial Class	112	33,666
Fidelity® VIP Growth Service Class 2	411,510	7,978,863
Fidelity® VIP Growth Opportunities Service Class 2	70,583	275,091
Fidelity® VIP Mid Cap Initial Class	37,312	30,121
Fidelity® VIP Mid Cap Service Class 2	73,153,625	33,112,237
Fidelity® VIP Value Strategies Initial Class	36,719	15,346
Fidelity® VIP Value Strategies Service Class 2	32,515,795	18,101,487
Franklin Income Securities Class 2 Shares	9,184,901	25,284,924
Franklin Mutual Shares Securities Class 2 Shares	685,619	4,896,885
Franklin Templeton Foreign Securities Class 2 Shares	1,664,233	13,379,483
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	46,537,188	19,628,003
GE Investments Total Return Class 3 Shares	13,170,528	6,697,184
Huntington VA Balanced	1,480,032	3,342,902
Huntington VA Dividend Capture	974,184	361,058
Huntington VA Growth	49,915	70,699
Huntington VA Income Equity	34,162	30,411
Huntington VA International Equity	251,244	330,264
Huntington VA Mid Corp America	228,247	176,203
Huntington VA Mortgage Securities	114,606	98,850
Huntington VA Real Strategies	219,344	168,834

30

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
Huntington VA Rotating Markets	$186,843	$92,587
Huntington VA Situs	428,054	382,194
Invesco V.I. American Franchise Series II Shares	43,988	908,200
Invesco V.I. Value Opportunities Series II Shares	453,025	4,019,293
Janus Aspen - Enterprise Service Shares	133,781	3,356,184
Janus Aspen - Global Research Service Shares	929,266	8,252,744
Janus Aspen - Perkins Mid Cap Value Service Shares	170,594	582,184
MFS® New Discovery Service Class	918,364	14,377,592
MFS® Total Return Service Class	1,767,475	10,972,387
NVIT Developing Markets Class II Shares	380	30,800
TA Aegon High Yield Bond Initial Class	23,821,160	33,280,777
TA Aegon High Yield Bond Service Class	101,568,089	48,740,402
TA Aegon Money Market Initial Class	71,088,691	84,048,856
TA Aegon Money Market Service Class	436,623,165	404,410,215
TA Aegon Tactical Vanguard ETF - Balanced Service Class	612,031,780	26,413,936
TA Aegon Tactical Vanguard ETF - Conservative Service Class	140,992,811	45,780,791
TA Aegon Tactical Vanguard ETF - Growth Service Class	254,772,315	27,940,011
TA Aegon U.S. Government Securities Initial Class	11,378,801	38,809,180
TA Aegon U.S. Government Securities Service Class	271,406,789	461,461,776
TA AllianceBernstein Dynamic Allocation Initial Class	3,308,016	5,298,853
TA AllianceBernstein Dynamic Allocation Service Class	57,300,794	41,914,437
TA Asset Allocation - Conservative Initial Class	27,075,418	80,726,321
TA Asset Allocation - Conservative Service Class	154,930,569	214,533,046
TA Asset Allocation - Growth Initial Class	41,237,036	35,902,246
TA Asset Allocation - Growth Service Class	37,203,472	29,997,661
TA Asset Allocation - Moderate Initial Class	40,155,935	96,212,187
TA Asset Allocation - Moderate Service Class	980,803,054	169,035,392
TA Asset Allocation - Moderate Growth Initial Class	43,991,471	97,771,589
TA Asset Allocation - Moderate Growth Service Class	407,456,651	316,180,998
TA Barrow Hanley Dividend Focused Initial Class	16,131,293	54,831,820
TA Barrow Hanley Dividend Focused Service Class	33,814,189	20,503,065
TA BlackRock Global Allocation Service Class	107,698,142	108,781,828
TA BlackRock Tactical Allocation Service Class	349,983,749	67,190,329
TA BNP Paribas Large Cap Growth Initial Class	7,040,548	27,660,636
TA BNP Paribas Large Cap Growth Service Class	12,102,526	7,298,423
TA Clarion Global Real Estate Securities Initial Class	11,563,260	10,961,361

31

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
TA Clarion Global Real Estate Securities Service Class	$29,097,086	$16,469,775
TA Hanlon Income Service Class	13,744,511	60,112,865
TA ING Balanced Allocation Service Class	6,980,346	130,469
TA ING Conservative Allocation Service Class	945,536	5,987
TA ING Intermediate Bond Service Class	92,836	4,156
TA ING Large Cap Growth Service Class	37,396	2,543
TA ING Limited Maturity Bond Service Class	424,549	3,953
TA ING Mid Cap Opportunities Service Class	122,616	4,218
TA ING Moderate Growth Allocation Service Class	3,422,977	283,296
TA International Moderate Growth Initial Class	1,579	1,269
TA International Moderate Growth Service Class	107,349,364	36,578,742
TA Janus Balanced Service Class	114,300,673	11,184,404
TA Jennison Growth Initial Class	19,791,635	23,953,110
TA Jennison Growth Service Class	15,195,423	8,900,240
TA JPMorgan Core Bond Service Class	43,228,852	26,845,396
TA JPMorgan Enhanced Index Initial Class	12,915,372	9,763,173
TA JPMorgan Enhanced Index Service Class	14,143,124	3,640,795
TA JPMorgan Mid Cap Value Service Class	44,379,111	15,923,186
TA JPMorgan Tactical Allocation Service Class	268,306,607	37,752,792
TA Legg Mason Dynamic Allocation - Balanced Service Class	290,704,247	11,411,654
TA Legg Mason Dynamic Allocation - Growth Service Class	176,871,506	62,963,515
TA Madison Balanced Allocation Service Class	32,251,302	1,085,000
TA Madison Conservative Allocation Service Class	29,749,785	3,341,876
TA Madison Diversified Income Service Class	40,494,571	6,410,656
TA Market Participation Strategy Service Class	148,514,872	4,861,867
TA MFS International Equity Initial Class	12,658,535	9,364,108
TA MFS International Equity Service Class	24,194,977	7,646,075
TA Morgan Stanley Capital Growth Initial Class	5,777,170	16,647,506
TA Morgan Stanley Capital Growth Service Class	14,637,824	6,477,748
TA Morgan Stanley Mid-Cap Growth Initial Class	8,300,559	17,507,319
TA Morgan Stanley Mid-Cap Growth Service Class	22,845,345	15,079,927
TA Multi-Managed Balanced Initial Class	16,512,677	6,140,013
TA Multi-Managed Balanced Service Class	53,912,610	25,793,448
TA Multi-Manager Alt Strategies Service Class	35,492	204
TA PIMCO Real Return TIPS Service Class	61,467,635	46,347,514
TA PIMCO Tactical - Balanced Service Class	218,298,040	14,270,027

32

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
TA PIMCO Tactical - Conservative Service Class	$56,984,292	$15,220,221
TA PIMCO Tactical - Growth Service Class	64,743,045	7,627,223
TA PIMCO Total Return Initial Class	22,740,051	91,378,712
TA PIMCO Total Return Service Class	222,404,932	187,229,755
TA ProFunds UltraBear Service Class (OAM)	46,796,649	92,055,825
TA Systematic Small/Mid Cap Value Initial Class	3,670,632	25,164,131
TA Systematic Small/Mid Cap Value Service Class	19,911,064	10,853,487
TA T. Rowe Price Small Cap Initial Class	21,150,213	16,539,876
TA T. Rowe Price Small Cap Service Class	44,990,966	15,583,525
TA TS&W International Equity Initial Class	11,008,074	12,833,721
TA TS&W International Equity Service Class	10,329,209	4,379,154
TA Vanguard ETF - Aggressive Growth Service Class	64,033,780	20,452,287
TA Vanguard ETF - Balanced Service Class	1,305,639,919	74,734,179
TA Vanguard ETF - Conservative Service Class	201,422,091	67,514,132
TA Vanguard ETF - Growth Service Class	827,807,371	70,288,807
TA WMC Diversified Growth Initial Class	7,142,663	40,071,399
TA WMC Diversified Growth Service Class	14,398,312	6,721,055
Vanguard® Equity Index	177,386	253,469
Vanguard® International	50,471	127,655
Vanguard® Mid-Cap Index	27,744	94,193
Vanguard® REIT Index	72,473	69,503
Vanguard® Short-Term Investment Grade	809,816	645,186
Vanguard® Total Bond Market Index	296,966	917,468
Wanger International	132,135	38,980
Wanger USA	13,526	12,620

33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Balanced Wealth Strategy Class B Shares	2,685,826	581,459	3,267,285	4,361,879	(102,750)	4,259,129
AllianceBernstein Growth and Income Class B Shares	5,574,722	13,417,980	18,992,702	9,363,067	3,827,535	13,190,602
AllianceBernstein Large Cap Growth Class B Shares	16,338	(3,511,104)	(3,494,766)	(227)	(8,066,265)	(8,066,492)
American Funds - Asset Allocation Class 2 Shares	15,134,025	48,697,732	63,831,757	14,633,209	23,436,162	38,069,371
American Funds - Bond Class 2 Shares	14,590,507	(13,863,598)	726,909	27,144,572	10,288,674	37,433,246
American Funds - Growth Class 2 Shares	7,964,924	2,579,459	10,544,383	13,894,264	2,457,737	16,352,001
American Funds - Growth-Income Class 2 Shares	6,924,777	3,990,264	10,915,041	12,742,265	679,946	13,422,211
American Funds - International Class 2 Shares	6,090,335	3,271,536	9,361,871	10,798,524	(1,317,203)	9,481,321
BlackRock Basic Value V.I. Class I Shares	206,664	(1,691,994)	(1,485,330)	203,389	(3,103,658)	(2,900,269)
BlackRock Global Allocation V.I. Class I Shares	122,317	(522,920)	(400,603)	75,855	(1,975,891)	(1,900,036)
BlackRock High Yield V.I. Class I Shares	49,629	(907,282)	(857,653)	97,909	(55,356)	42,553
Fidelity® VIP Balanced Service Class 2	7,615,230	3,769,381	11,384,611	11,857,619	16,608,511	28,466,130
Fidelity® VIP Contrafund® Initial Class	48,377	21,259	69,636	29,079	(84,472)	(55,393)
Fidelity® VIP Contrafund® Service Class 2	11,134,820	(7,455,624)	3,679,196	22,297,226	(21,569,317)	727,909
Fidelity® VIP Equity-Income Initial Class	—	(21,108)	(21,108)	—	(114,960)	(114,960)
Fidelity® VIP Equity-Income Service Class 2	37,852	(5,936,901)	(5,899,049)	—	(13,998,563)	(13,998,563)
Fidelity® VIP Growth Initial Class	—	(28,142)	(28,142)	—	(589)	(589)
Fidelity® VIP Growth Service Class 2	56,635	(6,138,691)	(6,082,056)	(206,538)	(12,777,739)	(12,984,277)
Fidelity® VIP Growth Opportunities Service Class 2	12,924	(150,800)	(137,876)	36,813	(371,052)	(334,239)
Fidelity® VIP Mid Cap Initial Class	675	(5,945)	(5,270)	15,538	(48,796)	(33,258)
Fidelity® VIP Mid Cap Service Class 2	5,552,583	(4,695,819)	856,764	10,901,819	(17,265,243)	(6,363,424)
Fidelity® VIP Value Strategies Initial Class	2,175	(39)	2,136	9,053	(2,024)	7,029
Fidelity® VIP Value Strategies Service Class 2	5,172,335	2,256,520	7,428,855	5,721,621	(1,013,844)	4,707,777
Franklin Income Securities Class 2 Shares	800	(19,237,552)	(19,236,752)	21,788,968	(15,072,469)	6,716,499
Franklin Mutual Shares Securities Class 2 Shares	18,937	(4,226,751)	(4,207,814)	—	(9,372,080)	(9,372,080)
Franklin Templeton Foreign Securities Class 2 Shares	65	(12,204,310)	(12,204,245)	7,342,663	(15,991,688)	(8,649,025)
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	219,763	(9,893,711)	(9,673,948)	7,530,261	(13,186,835)	(5,656,574)

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
GE Investments Total Return Class 3 Shares	1,905,741	438,904	2,344,645	5,043,060	860,907	5,903,967
Huntington VA Balanced	464,030	(1,934,294)	(1,470,264)	1,314,630	(583,791)	730,839
Huntington VA Dividend Capture	174,018	288,445	462,463	561,445	637,225	1,198,670
Huntington VA Growth	18,251	(36,426)	(18,175)	108,453	7,487	115,940
Huntington VA Income Equity	16,619	(17,097)	(478)	63,068	28,323	91,391
Huntington VA International Equity	88,086	(163,946)	(75,860)	272,813	219,874	492,687
Huntington VA Mid Corp America	65,547	(82,775)	(17,228)	106,868	214,382	321,250
Huntington VA Mortgage Securities	12,794	(14,332)	(1,538)	59,846	98,105	157,952
Huntington VA Real Strategies	126,981	(107,736)	19,245	214,678	102,031	316,709
Huntington VA Rotating Markets	17,336	(24,384)	(7,048)	136,974	103,975	240,949
Huntington VA Situs	122,871	(47,806)	75,065	331,778	367,581	699,360
Invesco V.I. American Franchise Series II Shares	13,088	(692,559)	(679,471)	57	8,709,151	8,709,208
Invesco V.I. Value Opportunities Series II Shares	—	(2,989,681)	(2,989,681)	—	(7,079,839)	(7,079,839)
Janus Aspen - Enterprise Service Shares	—	(2,398,272)	(2,398,272)	—	(6,186,503)	(6,186,503)
Janus Aspen - Global Research Service Shares	60,695	(7,842,788)	(7,782,093)	4,085	(16,969,489)	(16,965,404)
Janus Aspen - Perkins Mid Cap Value Service Shares	1,620	(263,244)	(261,624)	(19,386)	(288,251)	(307,637)
MFS® New Discovery Service Class	71,037	(7,089,132)	(7,018,095)	5,797,579	(11,626,998)	(5,829,419)
MFS® Total Return Service Class	55,526	(6,488,904)	(6,433,378)	—	(14,265,695)	(14,265,695)
NVIT Developing Markets Class II Shares	—	(42,575)	(42,575)	—	(33,800)	(33,800)
TA Aegon High Yield Bond Initial Class	1,315,031	(8,864,603)	(7,549,572)	1,122,599	458,876	1,581,475
TA Aegon High Yield Bond Service Class	11,582,729	(6,401,506)	5,181,223	18,960,137	1,938,150	20,898,287
TA Aegon Money Market Initial Class	11,202,545	(20,332,130)	(9,129,585)	8,800,990	(39,906,199)	(31,105,209)
TA Aegon Money Market Service Class	234,094,874	(281,502,333)	(47,407,459)	284,078,396	(280,626,630)	3,451,766
TA Aegon Tactical Vanguard ETF - Balanced Service Class	186,347,684	63,542,891	249,890,575	206,530,582	45,528,274	252,058,856
TA Aegon Tactical Vanguard ETF - Conservative Service Class	54,155,966	(20,973,208)	33,182,758	90,015,116	28,477,277	118,492,393
TA Aegon Tactical Vanguard ETF - Growth Service Class	79,166,212	46,365,703	125,531,915	71,085,697	15,014,548	86,100,245
TA Aegon U.S. Government Securities Initial Class	1,369,379	(20,402,548)	(19,033,169)	1,790,814	(7,671,623)	(5,880,809)

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Aegon U.S. Government Securities Service Class	242,596,485	(437,078,878)	(194,482,393)	400,851,401	(369,975,205)	30,786,196
TA AllianceBernstein Dynamic Allocation Initial Class	445,494	(1,595,177)	(1,149,683)	364,643	(2,411,485)	(2,046,842)
TA AllianceBernstein Dynamic Allocation Service Class	22,347,934	(27,286,367)	(4,938,433)	55,201,621	4,267,038	59,468,659
TA Asset Allocation - Conservative Initial Class	4,840,320	(43,248,245)	(38,407,925)	4,812,986	(45,205,314)	(40,392,329)
TA Asset Allocation - Conservative Service Class	53,682,938	(149,158,347)	(95,475,409)	111,953,539	(23,033,736)	88,919,803
TA Asset Allocation - Growth Initial Class	7,462,544	(3,210,606)	4,251,938	5,895,199	(42,647,481)	(36,752,282)
TA Asset Allocation - Growth Service Class	7,024,224	(6,184,524)	839,700	24,190,182	(11,137,186)	13,052,996
TA Asset Allocation - Moderate Initial Class	6,072,279	(45,342,070)	(39,269,791)	7,091,371	(47,818,979)	(40,727,607)
TA Asset Allocation - Moderate Service Class	300,959,203	(95,211,011)	205,748,192	430,736,765	(59,979,696)	370,757,069
TA Asset Allocation - Moderate Growth Initial Class	7,212,044	(44,093,900)	(36,881,856)	6,043,345	(51,853,548)	(45,810,204)
TA Asset Allocation - Moderate Growth Service Class	103,812,848	(149,675,345)	(45,862,497)	131,398,830	(172,923,397)	(41,524,567)
TA Barrow Hanley Dividend Focused Initial Class	4,266,775	(28,414,277)	(24,147,502)	4,811,657	(36,759,827)	(31,948,170)
TA Barrow Hanley Dividend Focused Service Class	7,102,336	(3,399,149)	3,703,187	16,453,699	(2,924,433)	13,529,266
TA BlackRock Global Allocation Service Class	33,255,235	(58,484,708)	(25,229,473)	74,268,485	(53,873,549)	20,394,936
TA BlackRock Tactical Allocation Service Class	107,902,408	(9,942,147)	97,960,261	165,210,088	50,948,078	216,158,166
TA BNP Paribas Large Cap Growth Initial Class	1,729,324	(9,192,592)	(7,463,268)	1,464,607	(10,498,397)	(9,033,790)
TA BNP Paribas Large Cap Growth Service Class	2,814,034	(250,178)	2,563,856	2,553,724	(269,929)	2,283,795
TA Clarion Global Real Estate Securities Initial Class	789,596	(1,484,688)	(695,092)	633,240	(2,230,659)	(1,597,420)
TA Clarion Global Real Estate Securities Service Class	4,642,002	(1,466,899)	3,175,103	10,885,020	(369,922)	10,515,098
TA Hanlon Income Service Class	6,436,623	(57,509,882)	(51,073,259)	35,021,153	(58,170,949)	(23,149,796)
TA ING Balanced Allocation Service Class	656,657	19,566	676,223	—	—	—
TA ING Conservative Allocation Service Class	93,202	2,085	95,287	—	—	—
TA ING Intermediate Bond Service Class	9,681	(401)	9,280	—	—	—
TA ING Large Cap Growth Service Class	3,509	(220)	3,289	—	—	—
TA ING Limited Maturity Bond Service Class	40,453	2,172	42,625	—	—	—
TA ING Mid Cap Opportunities Service Class	11,224	(353)	10,871	—	—	—
TA ING Moderate Growth Allocation Service Class	295,842	6,032	301,874	—	—	—

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA International Moderate Growth Initial Class	—	(847)	(847)	—	2,172	2,172
TA International Moderate Growth Service Class	45,031,052	(18,176,048)	26,855,004	41,934,204	(43,513,171)	(1,578,968)
TA Janus Balanced Service Class	34,746,963	20,932,513	55,679,476	28,773,579	2,186,264	30,959,843
TA Jennison Growth Initial Class	1,981,033	(15,468,508)	(13,487,475)	2,362,502	(20,831,845)	(18,469,343)
TA Jennison Growth Service Class	2,089,247	(2,293,711)	(204,464)	8,375,910	(2,868,919)	5,506,991
TA JPMorgan Core Bond Service Class	14,821,846	(14,418,658)	403,188	32,381,319	5,225,546	37,606,865
TA JPMorgan Enhanced Index Initial Class	1,726,904	777,954	2,504,858	1,077,029	(1,723,064)	(646,035)
TA JPMorgan Enhanced Index Service Class	1,034,522	3,509,749	4,544,271	1,587,696	505,327	2,093,023
TA JPMorgan Mid Cap Value Service Class	4,329,725	8,625,684	12,955,409	6,698,170	3,370,764	10,068,934
TA JPMorgan Tactical Allocation Service Class	103,881,938	(11,632,534)	92,249,404	165,652,388	31,454,103	197,106,491
TA Legg Mason Dynamic Allocation - Balanced Service Class	99,471,481	29,720,955	129,192,436	58,724,899	9,640,648	68,365,547
TA Legg Mason Dynamic Allocation - Growth Service Class	33,593,262	22,763,599	56,356,861	14,835,613	5,256,271	20,091,884
TA Madison Balanced Allocation Service Class	8,970,890	5,112,091	14,082,981	13,805,183	3,156,654	16,961,837
TA Madison Conservative Allocation Service Class	9,790,402	382,859	10,173,261	20,952,864	5,183,590	26,136,454
TA Madison Diversified Income Service Class	15,928,990	80,634	16,009,624	28,343,417	3,302,112	31,645,529
TA Market Participation Strategy Service Class	41,661,656	24,061,633	65,723,289	14,146,995	2,587,172	16,734,168
TA MFS International Equity Initial Class	1,603,632	726,707	2,330,339	1,267,116	(6,923,344)	(5,656,229)
TA MFS International Equity Service Class	3,805,086	3,875,035	7,680,121	6,553,479	1,609,748	8,163,226
TA Morgan Stanley Capital Growth Initial Class	1,566,140	(8,494,587)	(6,928,447)	1,035,091	(8,220,368)	(7,185,277)
TA Morgan Stanley Capital Growth Service Class	1,399,327	2,552,625	3,951,952	3,380,938	(138,033)	3,242,905
TA Morgan Stanley Mid-Cap Growth Initial Class	1,554,378	(9,991,235)	(8,436,857)	2,284,298	(12,154,092)	(9,869,793)
TA Morgan Stanley Mid-Cap Growth Service Class	2,945,396	(1,277,546)	1,667,850	5,985,683	(6,617,439)	(631,756)
TA Multi-Managed Balanced Initial Class	630,568	4,073,673	4,704,241	566,030	4,599,599	5,165,629
TA Multi-Managed Balanced Service Class	4,362,848	7,177,394	11,540,242	7,276,838	11,110,670	18,387,509
TA Multi-Manager Alt Strategies Service Class	3,523	(19)	3,504	—	—	—
TA PIMCO Real Return TIPS Service Class	30,733,832	(39,410,515)	(8,676,683)	63,504,692	17,846,093	81,350,785
TA PIMCO Tactical - Balanced Service Class	78,110,897	20,653,813	98,764,710	30,258,037	(19,877,337)	10,380,700

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA PIMCO Tactical - Conservative Service Class	25,010,169	(941,306)	24,068,863	18,337,092	(11,363,033)	6,974,060
TA PIMCO Tactical - Growth Service Class	22,037,147	8,597,544	30,634,691	20,801,456	(17,766,846)	3,034,611
TA PIMCO Total Return Initial Class	3,857,743	(52,372,884)	(48,515,141)	3,573,835	(13,288,925)	(9,715,090)
TA PIMCO Total Return Service Class	99,285,913	(141,544,756)	(42,258,843)	170,729,285	5,814,666	176,543,950
TA ProFunds UltraBear Service Class (OAM)	1,144,180	(259,482,357)	(258,338,177)	—	(23,303,400)	(23,303,400)
TA Systematic Small/Mid Cap Value Initial Class	236,133	(5,551,735)	(5,315,602)	510,015	(6,722,927)	(6,212,913)
TA Systematic Small/Mid Cap Value Service Class	3,305,123	412,885	3,718,008	7,156,059	(5,924,789)	1,231,269
TA T. Rowe Price Small Cap Initial Class	1,970,222	(1,242,393)	727,829	1,753,493	(7,467,020)	(5,713,527)
TA T. Rowe Price Small Cap Service Class	4,594,585	4,723,239	9,317,824	10,131,605	(3,403,910)	6,727,695
TA TS&W International Equity Initial Class	1,133,932	(2,954,849)	(1,820,917)	1,855,549	(9,520,632)	(7,665,082)
TA TS&W International Equity Service Class	2,792,605	429,096	3,221,701	3,143,509	(1,724,549)	1,418,960
TA Vanguard ETF - Aggressive Growth Service Class	14,560,578	1,114,963	15,675,541	19,605,129	3,247,874	22,853,003
TA Vanguard ETF - Balanced Service Class	401,189,092	63,736,149	464,925,241	384,083,810	41,313,934	425,397,745
TA Vanguard ETF - Conservative Service Class	70,461,610	(26,290,752)	44,170,858	113,039,915	18,290,778	131,330,692
TA Vanguard ETF - Growth Service Class	167,233,194	205,412,366	372,645,560	156,181,024	14,877,144	171,058,168
TA WMC Diversified Growth Initial Class	3,807,210	(31,783,368)	(27,976,158)	6,103,925	(46,080,881)	(39,976,956)
TA WMC Diversified Growth Service Class	2,408,074	(372,945)	2,035,129	4,974,333	(2,917,532)	2,056,801
Vanguard® Equity Index	37,451	(154,184)	(116,733)	162,195	(143,717)	18,477
Vanguard® International	14,374	(101,281)	(86,907)	74,353	(135,124)	(60,771)
Vanguard® Mid-Cap Index	3,028	(70,154)	(67,126)	54,242	(158,949)	(104,707)
Vanguard® REIT Index	7,605	(44,678)	(37,073)	33,750	(5,556)	28,194
Vanguard® Short-Term Investment Grade	77,720	(190,166)	(112,446)	133,466	(97,647)	35,820
Vanguard® Total Bond Market Index	30,927	(637,126)	(606,199)	137,028	(171,612)	(34,584)
Wanger International	9,341	30,379	39,720	59,766	(49,139)	10,627
Wanger USA	223	(6,810)	(6,587)	56,684	(43,206)	13,478

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Balanced Wealth Strategy Class B Shares
	12/31/2013		50,928,333	$1.19	to	$1.56	$87,360,846	2.31%	0.65%	to	2.65%	15.52%	to	13.27%
	12/31/2012		47,661,048	1.03	to	1.37	67,988,859	1.93	0.65	to	2.65	12.64	to	10.43
	12/31/2011		43,401,919	1.32	to	1.24	55,558,501	2.14	0.70	to	2.65	(3.73)	to	(5.55)
	12/31/2010		30,666,097	1.37	to	1.32	41,179,666	2.28	0.70	to	2.65	9.53	to	7.45
	12/31/2009		18,746,601	1.25	to	1.23	23,225,942	0.87	0.70	to	2.65	23.59	to	21.24
AllianceBernstein Growth and Income Class B Shares
	12/31/2013		96,773,079	1.65	to	1.19	156,306,109	1.06	0.30	to	2.30	34.19	to	31.57
	12/31/2012		77,780,377	1.23	to	0.91	89,263,201	1.32	0.30	to	2.30	16.89	to	14.59
	12/31/2011		64,589,775	1.05	to	0.79	64,940,393	1.05	0.30	to	2.30	5.75	to	3.69
	12/31/2010		57,147,365	1.00	to	0.76	55,249,705	—	0.30	to	2.30	12.46	to	10.26
	12/31/2009		60,384,485	0.89	to	0.69	52,700,992	3.56	0.30	to	2.30	19.99	to	17.64
AllianceBernstein Large Cap Growth Class B Shares
	12/31/2013		27,375,375	1.66	to	1.30	35,597,034	—	0.30	to	2.30	36.59	to	33.92
	12/31/2012		30,870,141	1.21	to	0.97	29,684,480	0.03	0.30	to	2.30	16.35	to	14.06
	12/31/2011		38,936,633	1.04	to	0.85	32,786,728	0.09	0.30	to	2.30	(4.04)	to	(5.91)
	12/31/2010		35,737,139	1.09	to	0.91	31,206,004	0.27	0.30	to	2.30	9.50	to	7.36
	12/31/2009		35,594,850	0.99	to	0.84	28,280,318	—	0.30	to	2.30	36.70	to	34.02
American Funds - Asset Allocation Class 2 Shares
	12/31/2013		233,042,233	1.33	to	1.48	379,469,267	1.66	0.75	to	2.75	22.77	to	20.38
	12/31/2012		169,210,476	1.08	to	1.23	214,081,441	2.12	0.75	to	2.75	15.32	to	13.07
	12/31/2011		131,141,105	1.13	to	1.09	145,411,828	2.23	0.80	to	2.75	0.49	to	(1.41)
	12/31/2010		69,683,199	1.13	to	1.10	77,622,011	3.78	0.80	to	2.75	11.61	to	9.50
	12/31/2009	(1)	1,868,366	1.01	to	1.01	1,883,306	0.47	0.80	to	2.75	0.93	to	0.71
American Funds - Bond Class 2 Shares
	12/31/2013		85,631,756	1.05	to	1.04	103,432,773	1.87	0.75	to	2.75	(2.89)	to	(4.78)
	12/31/2012		84,904,847	1.08	to	1.09	95,250,272	3.06	0.75	to	2.75	4.59	to	2.54
	12/31/2011		47,471,601	1.11	to	1.06	51,414,804	3.92	0.80	to	2.75	5.26	to	3.27
	12/31/2010		21,075,629	1.05	to	1.03	21,896,611	5.16	0.80	to	2.75	5.60	to	3.60
	12/31/2009	(1)	1,062,194	1.00	to	0.99	1,055,646	1.52	0.80	to	2.75	(0.50)	to	(0.72)
American Funds - Growth Class 2 Shares
	12/31/2013		61,017,259	1.32	to	1.58	116,392,175	1.03	0.75	to	2.60	29.13	to	26.81
	12/31/2012		50,472,876	1.02	to	1.24	64,264,152	0.90	0.75	to	2.60	17.01	to	14.89
	12/31/2011		34,120,875	1.12	to	1.08	37,511,252	0.68	0.80	to	2.60	(5.04)	to	(6.70)
	12/31/2010		18,288,495	1.18	to	1.16	21,374,249	1.20	0.80	to	2.60	17.74	to	15.68
	12/31/2009	(1)	838,657	1.00	to	1.00	841,089	0.26	0.80	to	2.60	0.42	to	0.21
American Funds - Growth-Income Class 2 Shares
	12/31/2013		47,215,255	1.41	to	1.56	93,879,498	1.63	0.75	to	2.60	32.51	to	30.12
	12/31/2012		36,300,214	1.06	to	1.20	44,580,566	1.93	0.75	to	2.60	16.60	to	14.49
	12/31/2011		22,878,003	1.09	to	1.05	24,352,894	1.87	0.80	to	2.60	(2.61)	to	(4.31)
	12/31/2010		12,018,580	1.12	to	1.09	13,260,078	2.68	0.80	to	2.60	10.54	to	8.61
	12/31/2009	(1)	251,958	1.01	to	1.01	254,050	0.84	0.80	to	2.60	0.96	to	0.75
American Funds - International Class 2 Shares
	12/31/2013		50,035,861	1.10	to	1.17	69,810,558	1.55	0.75	to	2.60	20.73	to	18.55
	12/31/2012		40,673,990	0.91	to	0.99	41,084,363	1.66	0.75	to	2.60	17.02	to	14.90
	12/31/2011		31,192,669	0.89	to	0.86	27,226,702	2.06	0.80	to	2.60	(14.65)	to	(16.14)
	12/31/2010		16,934,482	1.04	to	1.02	17,484,768	3.35	0.80	to	2.60	6.38	to	4.52
	12/31/2009	(1)	631,801	0.98	to	0.98	619,392	0.37	0.80	to	2.60	(1.83)	to	(2.04)

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I. Class I Shares
	12/31/2013	12,781,068	$1.88	to	$2.10	$30,389,242	1.44%	1.25%	to	2.30%	36.37%	to	34.97%
	12/31/2012	14,266,398	1.38	to	1.56	25,008,298	1.71	1.25	to	2.30	12.63	to	11.47
	12/31/2011	17,166,667	1.22	to	1.40	26,488,504	1.72	1.25	to	2.30	(3.65)	to	(4.64)
	12/31/2010	19,062,536	1.27	to	1.46	30,418,099	1.60	1.25	to	2.30	11.41	to	10.27
	12/31/2009	21,465,550	1.14	to	1.33	30,704,585	2.07	1.25	to	2.30	29.52	to	28.19
BlackRock Global Allocation V.I. Class I Shares
	12/31/2013	11,656,814	2.61	to	2.65	22,385,439	1.15	1.25	to	2.30	13.34	to	12.18
	12/31/2012	12,057,417	2.30	to	2.36	20,528,710	1.45	1.25	to	2.30	8.91	to	7.79
	12/31/2011	13,957,453	2.12	to	2.19	21,811,783	2.03	1.25	to	2.30	(4.68)	to	(5.66)
	12/31/2010	16,160,418	2.22	to	2.32	26,976,247	1.16	1.25	to	2.30	8.70	to	7.58
	12/31/2009	17,739,388	2.04	to	2.16	27,612,347	1.90	1.25	to	2.30	19.71	to	18.48
BlackRock High Yield V.I. Class I Shares
	12/31/2013	3,709,697	2.26	to	1.90	8,168,931	5.90	1.25	to	2.30	7.99	to	6.88
	12/31/2012	4,567,350	2.10	to	1.78	9,321,250	6.57	1.25	to	2.30	14.23	to	13.05
	12/31/2011	4,524,797	1.83	to	1.57	8,116,403	6.96	1.25	to	2.30	2.06	to	1.01
	12/31/2010	5,412,330	1.80	to	1.56	9,521,081	7.69	1.25	to	2.30	13.94	to	12.77
	12/31/2009	5,838,853	1.58	to	1.38	9,048,158	9.33	1.25	to	2.30	54.69	to	53.10
Fidelity® VIP Balanced Service Class 2
	12/31/2013	129,108,936	1.42	to	1.26	181,860,843	1.44	0.30	to	2.45	18.93	to	16.43
	12/31/2012	117,724,325	1.19	to	1.08	132,706,666	1.76	0.30	to	2.45	14.47	to	12.06
	12/31/2011	89,258,195	1.04	to	0.96	88,963,932	1.62	0.30	to	2.45	(4.11)	to	(6.12)
	12/31/2010	65,715,694	1.09	to	1.03	69,092,182	1.83	0.30	to	2.45	17.40	to	14.94
	12/31/2009	42,423,627	0.93	to	0.89	38,462,100	2.59	0.30	to	2.45	37.91	to	35.01
Fidelity® VIP Contrafund® Initial Class
	12/31/2013	263,301	1.49	to	1.33	875,305	1.72	0.30	to	1.00	30.89	to	29.99
	12/31/2012	193,665	1.14	to	1.02	205,876	1.10	0.30	to	1.00	16.07	to	15.26
	12/31/2011	249,058	0.98	to	0.90	227,548	1.28	0.30	to	0.80	(2.82)	to	(3.30)
	12/31/2010	137,340	1.01	to	0.93	132,648	1.31	0.30	to	0.80	16.87	to	16.29
	12/31/2009	156,631	0.86	to	0.80	128,520	1.87	0.30	to	0.80	35.30	to	34.63
Fidelity® VIP Contrafund® Service Class 2
	12/31/2013	196,958,822	1.81	to	1.25	377,299,296	0.88	0.30	to	2.30	30.56	to	28.01
	12/31/2012	193,279,626	1.38	to	0.98	277,085,608	1.13	0.30	to	2.30	15.79	to	13.52
	12/31/2011	192,551,717	1.20	to	0.86	243,441,299	0.78	0.30	to	2.30	(3.07)	to	(4.97)
	12/31/2010	188,700,129	1.23	to	0.90	253,779,252	1.07	0.30	to	2.30	16.58	to	14.30
	12/31/2009	180,263,312	1.06	to	0.79	214,174,753	1.19	0.30	to	2.30	35.06	to	32.42
Fidelity® VIP Equity-Income Initial Class
	12/31/2013	64,315	1.22	to	1.35	84,226	2.26	0.30	to	1.00	27.76	to	26.88
	12/31/2012	85,423	0.96	to	1.06	88,654	1.79	0.30	to	1.00	16.95	to	16.14
	12/31/2011	200,383	0.82	to	0.86	180,834	4.81	0.30	to	0.80	0.67	to	0.17
	12/31/2010	14,015	0.81	to	0.86	12,053	4.31	0.30	to	0.80	14.80	to	14.24
	12/31/2009	—	0.71	to	0.75	—	—	0.30	to	0.80	29.82	to	29.18
Fidelity® VIP Equity-Income Service Class 2
	12/31/2013	44,412,638	1.57	to	1.09	69,246,230	2.24	0.30	to	2.30	27.45	to	24.95
	12/31/2012	50,311,687	1.23	to	0.88	62,328,811	2.69	0.30	to	2.30	16.70	to	14.41
	12/31/2011	64,310,250	1.05	to	0.77	69,466,995	2.32	0.30	to	2.30	0.36	to	(1.60)
	12/31/2010	59,444,523	1.05	to	0.78	66,283,947	1.68	0.30	to	2.30	14.57	to	12.33
	12/31/2009	58,896,163	0.92	to	0.69	58,601,326	2.05	0.30	to	2.30	29.50	to	26.96
Fidelity® VIP Growth Initial Class
	12/31/2013	25,647	1.55	to	1.38	35,124	0.20	0.30	to	1.00	35.93	to	34.99
	12/31/2012	53,789	1.14	to	1.02	54,726	0.61	0.30	to	1.00	14.34	to	13.55
	12/31/2011	54,378	1.00	to	0.87	48,616	1.07	0.30	to	0.80	(0.10)	to	(0.59)
	12/31/2010	8,917	1.00	to	0.87	7,796	0.45	0.30	to	0.80	23.80	to	23.19
	12/31/2009	4,501	0.81	to	0.71	3,191	0.68	0.30	to	0.80	27.90	to	27.27

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Growth Service Class 2
	12/31/2013	37,005,028	$1.76	to	$1.23	$50,162,145	0.04%	0.30%	to	2.30%	35.59%	to	32.94%
	12/31/2012	43,087,084	1.30	to	0.93	43,606,757	0.32	0.30	to	2.30	14.06	to	11.82
	12/31/2011	56,071,361	1.14	to	0.83	50,614,454	0.13	0.30	to	2.30	(0.33)	to	(2.28)
	12/31/2010	46,614,050	1.14	to	0.85	42,718,105	0.03	0.30	to	2.30	23.49	to	21.08
	12/31/2009	41,301,935	0.92	to	0.70	30,790,402	0.20	0.30	to	2.30	27.58	to	25.09
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2013	1,760,793	1.61	to	1.18	2,628,111	0.05	1.25	to	1.75	35.84	to	35.18
	12/31/2012	1,898,669	1.18	to	0.87	2,089,207	0.15	1.25	to	1.75	17.84	to	17.26
	12/31/2011	2,232,908	1.00	to	0.74	2,079,285	—	1.25	to	1.75	0.71	to	0.22
	12/31/2010	2,721,378	1.00	to	0.74	2,454,656	—	1.25	to	1.75	21.95	to	21.35
	12/31/2009	3,185,183	0.82	to	0.61	2,323,884	0.23	1.25	to	1.75	43.67	to	42.96
Fidelity® VIP Mid Cap Initial Class
	12/31/2013	31,222	1.61	to	1.28	48,484	0.53	0.30	to	1.00	35.82	to	34.88
	12/31/2012	36,492	1.19	to	0.95	35,291	0.38	0.30	to	1.00	14.49	to	13.69
	12/31/2011	69,750	1.04	to	0.96	58,675	0.50	0.30	to	0.80	(10.88)	to	(11.32)
	12/31/2010	3,804	1.16	to	1.08	4,126	0.25	0.30	to	0.80	28.45	to	27.81
	12/31/2009	18,995	0.90	to	0.84	16,080	0.88	0.30	to	0.80	39.67	to	38.97
Fidelity® VIP Mid Cap Service Class 2
	12/31/2013	124,383,437	2.01	to	1.36	334,770,485	0.29	0.30	to	2.30	35.46	to	32.82
	12/31/2012	123,526,673	1.48	to	1.02	246,581,179	0.38	0.30	to	2.30	14.22	to	11.97
	12/31/2011	129,890,097	1.30	to	0.91	237,569,812	0.02	0.30	to	2.30	(11.12)	to	(12.85)
	12/31/2010	136,001,337	1.46	to	1.05	294,759,237	0.13	0.30	to	2.30	28.19	to	25.68
	12/31/2009	135,096,873	1.14	to	0.83	240,127,630	0.45	0.30	to	2.30	39.33	to	36.61
Fidelity® VIP Value Strategies Initial Class
	12/31/2013	45,742	1.36	to	1.35	84,623	1.04	0.30	to	1.00	30.10	to	29.20
	12/31/2012	43,606	1.05	to	1.04	45,983	0.65	0.30	to	1.00	26.90	to	26.02
	12/31/2011	36,577	0.82	to	0.89	30,557	2.82	0.30	to	0.80	(9.08)	to	(9.53)
	12/31/2010	6,354	0.91	to	0.98	6,276	0.48	0.30	to	0.80	26.25	to	25.63
	12/31/2009	—	0.72	to	0.78	—	—	0.30	to	0.80	57.11	to	56.33
Fidelity® VIP Value Strategies Service Class 2
	12/31/2013	67,754,937	1.80	to	1.25	134,957,220	0.73	0.30	to	2.30	29.79	to	27.26
	12/31/2012	60,326,082	1.39	to	0.98	91,138,385	0.39	0.30	to	2.30	26.68	to	24.19
	12/31/2011	55,618,305	1.10	to	0.79	68,878,781	0.72	0.30	to	2.30	(9.31)	to	(11.08)
	12/31/2010	57,374,842	1.21	to	0.89	80,440,192	0.30	0.30	to	2.30	25.96	to	23.50
	12/31/2009	57,912,268	0.96	to	0.72	66,064,735	0.37	0.30	to	2.30	56.68	to	53.62
Franklin Income Securities Class 2 Shares
	12/31/2013	108,189,372	1.29	to	1.19	138,042,260	6.43	1.00	to	2.30	12.81	to	11.38
	12/31/2012	127,426,124	1.15	to	1.07	144,705,853	6.59	1.00	to	2.30	11.53	to	10.11
	12/31/2011	120,709,625	1.03	to	0.97	123,072,633	5.78	1.00	to	2.30	1.37	to	0.09
	12/31/2010	76,624,611	1.01	to	0.97	77,307,310	6.34	1.00	to	2.30	11.56	to	10.14
	12/31/2009	45,010,387	0.91	to	0.88	40,637,803	7.18	1.00	to	2.30	34.25	to	32.55
Franklin Mutual Shares Securities Class 2 Shares
	12/31/2013	24,724,453	1.16	to	1.07	28,581,308	2.06	1.00	to	2.30	26.99	to	25.38
	12/31/2012	28,932,267	0.92	to	0.85	26,468,882	1.98	1.00	to	2.30	13.11	to	11.66
	12/31/2011	38,304,347	0.81	to	0.76	31,137,148	2.45	1.00	to	2.30	(2.02)	to	(3.26)
	12/31/2010	30,899,151	0.83	to	0.79	25,669,873	1.65	1.00	to	2.30	10.09	to	8.70
	12/31/2009	19,507,646	0.75	to	0.73	14,665,459	2.05	1.00	to	2.30	24.80	to	23.22
Franklin Templeton Foreign Securities Class 2 Shares
	12/31/2013	57,209,468	1.16	to	1.07	64,992,850	2.37	1.00	to	2.30	21.75	to	20.21
	12/31/2012	69,413,713	0.95	to	0.89	65,078,952	3.01	1.00	to	2.30	17.06	to	15.56
	12/31/2011	78,062,738	0.82	to	0.77	62,785,119	1.71	1.00	to	2.30	(11.52)	to	(12.64)
	12/31/2010	63,961,353	0.92	to	0.88	58,247,360	1.81	1.00	to	2.30	7.33	to	5.97
	12/31/2009	49,828,608	0.86	to	0.83	42,285,161	2.53	1.00	to	2.30	35.69	to	33.96

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
	12/31/2013		93,477,182	$1.26	to	$1.75	$171,063,034	10.55%	0.60%	to	2.60%	22.94%	to	20.55%
	12/31/2012		103,151,130	1.03	to	1.45	155,140,789	2.74	0.60	to	2.60	14.48	to	12.24
	12/31/2011		108,807,704	1.37	to	1.29	144,497,473	0.02	0.65	to	2.60	(2.30)	to	(4.16)
	12/31/2010		84,825,132	1.40	to	1.35	116,462,374	2.71	0.65	to	2.60	9.53	to	7.45
	12/31/2009		49,832,563	1.28	to	1.25	63,095,638	4.99	0.65	to	2.60	29.22	to	26.77
GE Investments Total Return Class 3 Shares
	12/31/2013		40,799,489	1.16	to	1.23	53,548,298	1.36	0.65	to	2.65	13.90	to	11.68
	12/31/2012		38,454,844	1.02	to	1.10	43,652,748	1.48	0.65	to	2.65	11.52	to	9.34
	12/31/2011		32,550,877	1.05	to	1.01	33,478,476	1.93	0.70	to	2.65	(3.77)	to	(5.60)
	12/31/2010		16,982,415	1.09	to	1.07	18,323,461	2.62	0.70	to	2.65	8.61	to	6.54
	12/31/2009	(1)	671,902	1.00	to	1.00	674,380	1.41	0.70	to	2.65	0.50	to	0.27
Huntington VA Balanced
	12/31/2013		16,179,432	1.60	to	1.51	25,790,520	1.91	1.30	to	2.45	13.67	to	12.39
	12/31/2012		17,649,696	1.41	to	1.34	24,762,869	1.53	1.30	to	2.45	8.09	to	6.88
	12/31/2011		16,918,857	1.30	to	1.26	21,977,646	0.99	1.30	to	2.45	0.38	to	(0.75)
	12/31/2010		13,139,743	1.30	to	1.27	17,021,932	0.13	1.30	to	2.45	9.02	to	7.80
	12/31/2009		3,034,212	1.19	to	1.18	3,608,609	0.23	1.30	to	2.45	16.28	to	14.98
Huntington VA Dividend Capture
	12/31/2013		3,214,274	1.30	to	1.22	4,166,880	3.17	1.30	to	2.30	18.42	to	17.27
	12/31/2012		2,751,811	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
	12/31/2011		1,553,141	1.00	to	0.96	1,546,148	4.85	1.30	to	2.30	5.70	to	4.67
	12/31/2010		627,981	0.94	to	0.91	590,932	5.56	1.30	to	2.30	13.65	to	12.54
	12/31/2009		169,080	0.83	to	0.81	140,072	—	1.30	to	2.30	23.50	to	22.29
Huntington VA Growth
	12/31/2013		586,891	1.14	to	1.07	665,313	1.07	1.30	to	2.30	32.03	to	30.74
	12/31/2012		605,066	0.86	to	0.82	519,888	0.38	1.30	to	2.30	9.03	to	7.95
	12/31/2011		489,126	0.79	to	0.76	385,947	0.16	1.30	to	2.30	(4.29)	to	(5.23)
	12/31/2010		387,784	0.83	to	0.80	319,095	0.19	1.30	to	2.30	8.45	to	7.40
	12/31/2009		143,438	0.76	to	0.74	108,693	—	1.30	to	2.30	14.47	to	13.35
Huntington VA Income Equity
	12/31/2013		207,790	1.12	to	1.06	233,179	3.96	1.30	to	2.30	22.22	to	21.03
	12/31/2012		208,268	0.92	to	0.87	191,077	4.90	1.30	to	2.30	9.30	to	8.23
	12/31/2011		116,877	0.84	to	0.81	98,070	2.86	1.30	to	2.30	5.69	to	4.66
	12/31/2010		114,544	0.80	to	0.77	90,986	3.10	1.30	to	2.30	10.36	to	9.28
	12/31/2009		87,478	0.72	to	0.70	63,043	—	1.30	to	2.30	20.05	to	18.88
Huntington VA International Equity
	12/31/2013		3,080,745	1.07	to	1.01	3,288,353	1.44	1.30	to	2.30	21.33	to	20.14
	12/31/2012		3,156,605	0.88	to	0.84	2,777,709	1.31	1.30	to	2.30	12.56	to	11.46
	12/31/2011		2,663,918	0.78	to	0.75	2,083,625	1.13	1.30	to	2.30	(12.69)	to	(13.54)
	12/31/2010		2,184,423	0.90	to	0.87	1,956,123	1.47	1.30	to	2.30	7.78	to	6.73
	12/31/2009		761,629	0.83	to	0.81	633,020	0.05	1.30	to	2.30	31.76	to	30.47
Huntington VA Mid Corp America
	12/31/2013		980,780	1.40	to	1.32	1,369,615	0.85	1.30	to	2.30	30.64	to	29.36
	12/31/2012		998,008	1.07	to	1.02	1,067,704	0.29	1.30	to	2.30	13.11	to	12.00
	12/31/2011		676,758	0.95	to	0.91	640,879	0.51	1.30	to	2.30	(4.02)	to	(4.95)
	12/31/2010		531,788	0.99	to	0.96	525,304	0.79	1.30	to	2.30	21.23	to	20.04
	12/31/2009		200,640	0.82	to	0.80	163,727	—	1.30	to	2.30	32.51	to	31.21
Huntington VA Mortgage Securities
	12/31/2013		1,179,706	1.13	to	1.06	1,328,837	2.56	1.30	to	2.30	(2.95)	to	(3.90)
	12/31/2012		1,181,244	1.16	to	1.11	1,371,155	2.58	1.30	to	2.30	2.02	to	1.02
	12/31/2011		1,023,293	1.14	to	1.09	1,164,263	1.97	1.30	to	2.30	3.95	to	2.94
	12/31/2010		1,024,937	1.10	to	1.06	1,122,860	2.47	1.30	to	2.30	3.54	to	2.53
	12/31/2009		525,943	1.06	to	1.04	556,724	—	1.30	to	2.30	4.11	to	3.09

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA Real Strategies
	12/31/2013		1,448,323	$0.92	to	$0.87	$1,329,999	1.02%	1.30%	to	2.30%	7.70%	to	6.65%
	12/31/2012		1,429,078	0.86	to	0.81	1,218,903	0.25	1.30	to	2.30	2.99	to	1.98
	12/31/2011		1,112,369	0.83	to	0.80	921,536	0.17	1.30	to	2.30	(10.79)	to	(11.66)
	12/31/2010		722,168	0.93	to	0.90	670,398	0.26	1.30	to	2.30	20.58	to	19.41
	12/31/2009		254,198	0.77	to	0.76	195,818	—	1.30	to	2.30	33.01	to	31.71
Huntington VA Rotating Markets
	12/31/2013		1,058,169	1.14	to	1.07	1,197,210	0.78	1.30	to	2.30	22.84	to	21.64
	12/31/2012		1,065,217	0.93	to	0.88	982,066	1.73	1.30	to	2.30	5.56	to	4.52
	12/31/2011		824,268	0.88	to	0.84	720,050	0.35	1.30	to	2.30	5.47	to	4.44
	12/31/2010		708,867	0.83	to	0.81	587,623	1.55	1.30	to	2.30	5.96	to	4.93
	12/31/2009		93,483	0.79	to	0.77	73,042	—	1.30	to	2.30	31.66	to	30.38
Huntington VA Situs
	12/31/2013		3,253,720	1.51	to	1.42	4,902,232	0.34	1.30	to	2.30	30.23	to	28.96
	12/31/2012		3,178,655	1.16	to	1.10	3,678,626	—	1.30	to	2.30	21.04	to	19.86
	12/31/2011		2,479,296	0.96	to	0.92	2,371,735	0.03	1.30	to	2.30	(2.18)	to	(3.13)
	12/31/2010		1,858,641	0.98	to	0.95	1,818,355	0.47	1.30	to	2.30	27.95	to	26.70
	12/31/2009		731,132	0.77	to	0.75	559,420	—	1.30	to	2.30	31.24	to	29.96
Invesco V.I. American Franchise Series II Shares
	12/31/2013		8,029,737	1.35	to	1.31	10,656,379	0.25	0.30	to	2.30	39.38	to	36.65
	12/31/2012	(1)	8,709,208	0.97	to	0.96	8,390,522	—	0.30	to	2.30	—	to	—
Invesco V.I. Value Opportunities Series II Shares
	12/31/2013		22,673,790	1.33	to	1.00	29,639,814	1.19	0.30	to	2.30	32.87	to	30.28
	12/31/2012		25,663,471	1.00	to	0.76	25,580,729	1.18	0.30	to	2.30	17.30	to	15.00
	12/31/2011		32,743,310	0.85	to	0.67	28,089,410	0.61	0.30	to	2.30	(3.68)	to	(5.56)
	12/31/2010		36,080,737	0.89	to	0.70	32,492,753	0.35	0.30	to	2.30	6.63	to	4.54
	12/31/2009		38,931,214	0.83	to	0.67	33,414,967	1.28	0.30	to	2.30	47.30	to	44.42
Janus Aspen - Enterprise Service Shares
	12/31/2013		16,708,779	2.18	to	1.46	24,789,340	0.37	0.30	to	2.30	31.64	to	29.07
	12/31/2012		19,107,051	1.65	to	1.13	21,633,510	—	0.30	to	2.30	16.64	to	14.34
	12/31/2011		25,293,554	1.42	to	0.99	24,977,200	—	0.30	to	2.30	(1.95)	to	(3.86)
	12/31/2010		29,438,949	1.44	to	1.03	28,610,430	—	0.30	to	2.30	25.14	to	22.70
	12/31/2009		32,565,998	1.15	to	0.84	24,643,321	—	0.30	to	2.30	44.01	to	41.19
Janus Aspen - Global Research Service Shares
	12/31/2013		41,929,396	1.51	to	1.01	44,449,345	1.08	0.30	to	2.30	27.69	to	25.20
	12/31/2012		49,711,489	1.18	to	0.81	41,538,639	0.74	0.30	to	2.30	19.50	to	17.15
	12/31/2011		66,676,893	0.99	to	0.69	46,700,055	0.47	0.30	to	2.30	(14.24)	to	(15.92)
	12/31/2010		72,704,891	1.15	to	0.82	59,016,978	0.49	0.30	to	2.30	15.17	to	12.92
	12/31/2009		67,210,895	1.00	to	0.73	46,706,336	1.31	0.30	to	2.30	36.99	to	34.31
Janus Aspen - Perkins Mid Cap Value Service Shares
	12/31/2013		1,956,635	2.02	to	1.89	3,820,732	1.10	1.25	to	1.75	24.26	to	23.65
	12/31/2012		2,218,259	1.62	to	1.52	3,500,990	0.82	1.25	to	1.75	9.42	to	8.88
	12/31/2011		2,525,896	1.48	to	1.40	3,649,131	0.57	1.25	to	1.75	(4.18)	to	(4.65)
	12/31/2010		2,846,145	1.55	to	1.47	4,291,973	0.50	1.25	to	1.75	13.94	to	13.38
	12/31/2009		3,202,649	1.36	to	1.30	4,241,624	0.34	1.25	to	1.75	31.28	to	30.63
MFS® New Discovery Service Class
	12/31/2013		36,964,451	2.33	to	1.74	80,534,952	—	0.30	to	2.30	40.80	to	38.05
	12/31/2012		43,982,546	1.66	to	1.26	68,911,525	—	0.30	to	2.30	20.54	to	18.17
	12/31/2011		49,811,965	1.37	to	1.06	65,855,068	—	0.30	to	2.30	(10.76)	to	(12.50)
	12/31/2010		40,145,147	1.54	to	1.22	60,684,517	—	0.30	to	2.30	35.53	to	32.89
	12/31/2009		28,242,266	1.14	to	0.92	31,986,637	—	0.30	to	2.30	62.43	to	59.26

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® Total Return Service Class
	12/31/2013		51,491,986	$1.52	to	$1.18	$79,265,752	1.63%	0.30%	to	2.30%	18.38%	to	16.07%
	12/31/2012		57,925,364	1.28	to	1.01	76,287,748	2.47	0.30	to	2.30	10.60	to	8.43
	12/31/2011		72,191,059	1.16	to	0.94	87,205,024	2.40	0.30	to	2.30	1.28	to	(0.69)
	12/31/2010		68,562,990	1.15	to	0.94	83,680,759	2.58	0.30	to	2.30	9.30	to	7.17
	12/31/2009		69,174,318	1.05	to	0.88	79,160,858	3.36	0.30	to	2.30	17.37	to	15.08
NVIT Developing Markets Class II Shares
	12/31/2013		32,768	0.95	to	0.70	26,996	0.84	0.30	to	0.80	(0.27)	to	(0.76)
	12/31/2012		75,343	0.95	to	0.70	60,334	0.09	0.30	to	0.80	16.43	to	15.85
	12/31/2011		109,143	0.81	to	0.61	74,589	0.27	0.30	to	0.80	(22.64)	to	(23.02)
	12/31/2010		73,742	1.05	to	0.79	58,468	—	0.30	to	0.80	15.79	to	15.22
	12/31/2009		7,721	0.91	to	0.68	6,710	0.82	0.30	to	0.80	61.74	to	60.94
TA Aegon High Yield Bond Initial Class
	12/31/2013		59,560,153	1.78	to	1.90	114,989,061	5.61	0.30	to	2.05	6.28	to	4.46
	12/31/2012		67,109,725	1.68	to	1.82	123,537,535	6.03	0.30	to	2.05	17.02	to	15.00
	12/31/2011		65,528,250	1.43	to	1.58	105,097,063	6.96	0.30	to	2.05	4.46	to	2.67
	12/31/2010		70,023,753	1.37	to	1.54	110,229,800	14.17	0.30	to	2.05	12.10	to	10.18
	12/31/2009		80,574,238	1.22	to	1.40	114,418,353	9.03	0.30	to	2.05	46.80	to	44.28
TA Aegon High Yield Bond Service Class
	12/31/2013		62,948,842	1.62	to	1.40	147,133,548	5.62	1.00	to	2.30	5.28	to	3.94
	12/31/2012		57,767,619	1.54	to	1.35	93,495,432	5.81	1.00	to	2.30	15.93	to	14.45
	12/31/2011		36,869,332	1.33	to	1.18	51,392,294	7.34	1.00	to	2.30	3.50	to	2.19
	12/31/2010		24,023,693	1.28	to	1.15	32,543,454	14.60	1.00	to	2.30	11.06	to	9.65
	12/31/2009		12,080,985	1.15	to	1.05	15,211,037	8.52	1.00	to	2.30	45.40	to	43.56
TA Aegon Money Market Initial Class
	12/31/2013		115,626,119	1.11	to	0.94	134,398,735	0.01	0.30	to	2.05	(0.29)	to	(2.00)
	12/31/2012		124,755,704	1.12	to	0.96	147,358,506	0.01	0.30	to	2.05	(0.30)	to	(2.01)
	12/31/2011		155,860,913	1.12	to	0.98	185,623,429	0.01	0.30	to	2.05	(0.29)	to	(2.00)
	12/31/2010		167,220,404	1.12	to	1.00	202,192,275	0.01	0.30	to	2.05	(0.29)	to	(2.00)
	12/31/2009		187,555,483	1.13	to	1.02	229,983,092	0.15	0.30	to	2.05	(0.17)	to	(1.88)
TA Aegon Money Market Service Class
	12/31/2013		233,587,476	0.99	to	0.88	313,266,679	0.01	0.45	to	2.45	(0.44)	to	(2.39)
	12/31/2012		280,994,935	0.99	to	0.90	281,054,359	0.01	0.45	to	2.45	(0.44)	to	(2.40)
	12/31/2011		277,543,169	1.03	to	0.93	281,464,517	0.01	0.50	to	2.45	(0.49)	to	(2.38)
	12/31/2010		186,710,748	1.03	to	0.95	192,276,961	0.01	0.50	to	2.45	(0.49)	to	(2.39)
	12/31/2009		169,998,621	1.04	to	0.97	177,407,751	0.04	0.50	to	2.45	(0.48)	to	(2.38)
TA Aegon Tactical Vanguard ETF - Balanced Service Class
	12/31/2013		532,328,826	1.16	to	1.10	928,089,349	0.59	0.45	to	2.30	10.62	to	8.62
	12/31/2012		282,438,251	1.04	to	1.01	290,136,478	0.17	0.45	to	2.30	7.81	to	5.85
	12/31/2011	(1)	30,379,395	0.97	to	0.96	29,201,463	—	0.45	to	2.30	—	to	—
TA Aegon Tactical Vanguard ETF - Conservative Service Class
	12/31/2013		257,252,633	1.12	to	1.09	339,176,868	1.15	0.45	to	2.45	6.59	to	4.51
	12/31/2012		224,069,875	1.05	to	1.05	231,402,059	0.41	0.45	to	2.45	6.30	to	4.21
	12/31/2011	(1)	105,577,482	0.99	to	1.00	103,548,396	—	0.45	to	2.45	—	to	—
TA Aegon Tactical Vanguard ETF - Growth Service Class
	12/31/2013		305,459,347	1.23	to	1.13	450,516,479	0.93	0.45	to	2.30	15.99	to	13.89
	12/31/2012		179,927,432	1.02	to	0.99	181,159,665	0.70	0.45	to	2.30	10.46	to	8.45
	12/31/2011	(1)	93,827,187	0.93	to	0.92	86,332,383	—	0.45	to	2.30	—	to	—

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon U.S. Government Securities Initial Class
	12/31/2013	56,147,152	$1.39	to	$1.28	$88,308,492	2.18%	0.30%	to	2.05%	(2.53)%	to	(4.20)%
	12/31/2012	75,180,321	1.42	to	1.34	122,675,859	1.66	0.30	to	2.05	4.83	to	3.02
	12/31/2011	81,061,130	1.36	to	1.30	128,262,863	2.63	0.30	to	2.05	7.29	to	5.45
	12/31/2010	96,297,045	1.27	to	1.23	144,027,690	3.08	0.30	to	2.05	4.09	to	2.31
	12/31/2009	109,161,128	1.22	to	1.21	158,734,666	2.32	0.30	to	2.05	4.15	to	2.37
TA Aegon U.S. Government Securities Service Class
	12/31/2013	146,722,112	1.23	to	1.08	221,420,439	1.78	0.30	to	2.45	(2.78)	to	(4.82)
	12/31/2012	341,204,505	1.26	to	1.14	434,585,330	1.52	0.30	to	2.45	4.55	to	2.34
	12/31/2011	310,328,309	1.21	to	1.11	382,863,367	2.45	0.30	to	2.45	6.96	to	4.73
	12/31/2010	197,806,737	1.13	to	1.06	230,422,126	3.27	0.30	to	2.45	3.91	to	1.73
	12/31/2009	168,195,495	1.09	to	1.04	192,772,731	1.96	0.30	to	2.45	3.88	to	1.71
TA AllianceBernstein Dynamic Allocation Initial Class
	12/31/2013	17,270,135	1.38	to	1.48	26,503,255	1.16	0.30	to	2.05	6.86	to	5.03
	12/31/2012	18,419,818	1.29	to	1.41	26,950,888	0.83	0.30	to	2.05	5.82	to	4.00
	12/31/2011	20,466,660	1.22	to	1.35	28,804,809	0.77	0.30	to	2.05	1.51	to	(0.23)
	12/31/2010	23,923,280	1.20	to	1.35	33,642,731	5.42	0.30	to	2.05	8.96	to	7.09
	12/31/2009	27,236,203	1.10	to	1.26	35,603,622	3.79	0.30	to	2.05	30.90	to	28.66
TA AllianceBernstein Dynamic Allocation Service Class
	12/31/2013	232,172,788	1.20	to	1.12	321,999,069	0.99	0.30	to	2.45	6.57	to	4.33
	12/31/2012	237,111,221	1.13	to	1.07	289,207,913	0.77	0.30	to	2.45	5.48	to	3.25
	12/31/2011	177,642,562	1.07	to	1.04	207,614,973	0.92	0.30	to	2.45	1.36	to	(0.76)
	12/31/2010	27,559,968	1.05	to	1.05	32,823,668	4.02	0.30	to	2.45	5.40	to	4.56
	12/31/2009	6,119,018	1.02	to	0.86	7,406,489	3.55	1.00	to	2.30	29.87	to	28.22
TA Asset Allocation - Conservative Initial Class
	12/31/2013	182,063,673	1.50	to	1.53	289,462,189	3.08	0.30	to	2.05	9.04	to	7.17
	12/31/2012	220,471,598	1.38	to	1.43	325,902,062	3.06	0.30	to	2.05	7.14	to	5.29
	12/31/2011	260,863,926	1.28	to	1.36	364,946,385	2.84	0.30	to	2.05	2.35	to	0.60
	12/31/2010	259,032,463	1.26	to	1.35	362,766,206	3.25	0.30	to	2.05	8.61	to	6.74
	12/31/2009	273,906,129	1.16	to	1.26	357,807,081	4.34	0.30	to	2.05	24.85	to	22.71
TA Asset Allocation - Conservative Service Class
	12/31/2013	715,012,210	1.13	to	1.14	1,111,348,299	2.92	0.45	to	2.45	8.60	to	6.48
	12/31/2012	810,487,619	1.04	to	1.07	1,109,383,355	3.02	0.45	to	2.45	6.71	to	4.62
	12/31/2011	721,567,816	1.09	to	1.02	937,609,315	2.60	0.50	to	2.45	1.85	to	(0.09)
	12/31/2010	619,790,878	1.07	to	1.02	802,114,100	3.24	0.50	to	2.45	8.17	to	6.11
	12/31/2009	499,946,199	0.99	to	0.96	603,607,121	4.44	0.50	to	2.45	24.28	to	21.92
TA Asset Allocation - Growth Initial Class
	12/31/2013	226,469,806	1.55	to	1.63	387,054,260	1.22	0.30	to	2.05	26.43	to	24.26
	12/31/2012	222,217,868	1.22	to	1.31	304,794,406	1.29	0.30	to	2.05	12.26	to	10.32
	12/31/2011	258,970,150	1.09	to	1.19	321,192,229	1.16	0.30	to	2.05	(5.70)	to	(7.31)
	12/31/2010	289,272,258	1.15	to	1.28	385,782,237	1.06	0.30	to	2.05	14.61	to	12.64
	12/31/2009	312,719,803	1.01	to	1.14	368,452,857	2.79	0.30	to	2.05	29.43	to	27.21
TA Asset Allocation - Growth Service Class
	12/31/2013	112,093,073	1.32	to	1.07	186,689,604	1.03	0.45	to	2.30	25.82	to	23.55
	12/31/2012	111,253,373	0.97	to	0.87	142,775,685	1.11	0.45	to	2.30	12.00	to	10.00
	12/31/2011	98,200,377	0.83	to	0.79	117,111,675	0.99	0.50	to	2.30	(6.00)	to	(8.00)
	12/31/2010	87,393,368	0.88	to	0.86	118,939,114	0.87	0.50	to	2.30	14.00	to	12.00
	12/31/2009	79,007,871	0.77	to	0.76	96,590,366	2.34	0.50	to	2.30	29.00	to	27.00
TA Asset Allocation - Moderate Initial Class
	12/31/2013	367,006,552	1.56	to	1.61	611,618,677	2.45	0.30	to	2.05	13.16	to	11.22
	12/31/2012	406,276,343	1.38	to	1.44	605,408,440	2.62	0.30	to	2.05	9.11	to	7.23
	12/31/2011	447,003,951	1.26	to	1.35	622,925,669	2.28	0.30	to	2.05	0.29	to	(1.43)
	12/31/2010	494,244,348	1.26	to	1.37	701,615,892	3.02	0.30	to	2.05	10.05	to	8.16
	12/31/2009	547,059,785	1.14	to	1.26	714,957,133	4.35	0.30	to	2.05	26.02	to	23.86

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation - Moderate Service Class
	12/31/2013		2,350,061,942	$1.18	to	$1.16	$4,173,835,738	2.36%	0.45%	to	2.45%	12.73%	to	10.53%
	12/31/2012		2,144,313,750	1.03	to	1.05	3,002,243,579	2.56	0.45	to	2.45	8.62	to	6.49
	12/31/2011		1,773,556,681	1.03	to	0.99	2,316,320,365	2.23	0.50	to	2.45	(0.21)	to	(2.10)
	12/31/2010		1,283,528,525	1.04	to	1.01	1,700,965,120	2.90	0.50	to	2.45	9.59	to	7.50
	12/31/2009		1,116,526,941	0.95	to	0.94	1,364,551,835	4.33	0.50	to	2.45	25.57	to	23.18
TA Asset Allocation - Moderate Growth Initial Class
	12/31/2013		414,888,563	1.56	to	1.64	710,476,313	2.28	0.30	to	2.05	19.03	to	16.99
	12/31/2012		451,770,419	1.31	to	1.40	658,658,023	2.45	0.30	to	2.05	10.31	to	8.41
	12/31/2011		497,580,622	1.19	to	1.29	668,843,489	1.99	0.30	to	2.05	(2.30)	to	(3.98)
	12/31/2010		566,000,745	1.22	to	1.35	791,441,682	2.14	0.30	to	2.05	12.39	to	10.46
	12/31/2009		627,754,921	1.08	to	1.22	791,254,067	3.33	0.30	to	2.05	27.78	to	25.59
TA Asset Allocation - Moderate Growth Service Class
	12/31/2013		2,079,647,029	1.24	to	1.17	3,503,337,599	2.11	0.45	to	2.45	18.51	to	16.20
	12/31/2012		2,125,509,526	1.00	to	1.00	2,923,286,005	2.26	0.45	to	2.45	9.88	to	7.72
	12/31/2011		2,167,034,093	0.94	to	0.93	2,740,377,016	1.86	0.50	to	2.45	(2.76)	to	(4.61)
	12/31/2010		2,217,490,362	0.96	to	0.98	2,912,788,469	2.06	0.50	to	2.45	11.85	to	9.72
	12/31/2009		2,134,909,611	0.86	to	0.89	2,530,612,405	3.31	0.50	to	2.45	27.23	to	24.81
TA Barrow Hanley Dividend Focused Initial Class
	12/31/2013		238,118,309	1.51	to	1.75	453,761,343	2.30	0.30	to	2.05	29.85	to	27.63
	12/31/2012		262,265,811	1.17	to	1.37	390,319,419	1.79	0.30	to	2.05	11.39	to	9.47
	12/31/2011		294,213,981	1.05	to	1.25	400,217,451	1.74	0.30	to	2.05	2.43	to	0.68
	12/31/2010		327,116,864	1.02	to	1.24	445,223,519	0.86	0.30	to	2.05	10.11	to	8.23
	12/31/2009		176,237,905	0.93	to	1.15	222,046,210	1.08	0.30	to	2.05	13.65	to	11.70
TA Barrow Hanley Dividend Focused Service Class
	12/31/2013		70,626,332	1.30	to	1.09	121,748,244	2.16	1.00	to	2.30	28.64	to	27.01
	12/31/2012		66,923,145	1.01	to	0.86	84,450,060	1.67	1.00	to	2.30	10.36	to	8.95
	12/31/2011		53,393,879	0.91	to	0.78	62,268,792	1.61	1.00	to	2.30	1.44	to	0.16
	12/31/2010		42,255,821	0.90	to	0.78	50,161,576	0.75	1.00	to	2.30	9.06	to	7.68
	12/31/2009		18,458,495	0.83	to	0.73	21,218,514	1.03	1.00	to	2.30	12.59	to	11.16
TA BlackRock Global Allocation Service Class
	12/31/2013		821,637,564	1.18	to	1.45	1,266,112,947	1.12	0.45	to	2.40	13.92	to	11.75
	12/31/2012		846,867,037	0.98	to	1.29	1,129,271,147	2.33	0.55	to	2.40	9.37	to	7.39
	12/31/2011		826,472,101	1.26	to	1.21	1,017,761,806	0.69	0.60	to	2.40	(4.40)	to	(6.08)
	12/31/2010		489,373,768	1.32	to	1.28	636,299,498	0.49	0.60	to	2.40	9.12	to	7.20
	12/31/2009	(1)	127,063,356	1.21	to	1.20	152,870,489	—	0.60	to	2.40	21.12	to	19.69
TA BlackRock Tactical Allocation Service Class
	12/31/2013		595,858,562	1.18	to	1.31	1,085,728,107	1.34	0.45	to	2.30	11.84	to	9.82
	12/31/2012		497,898,301	1.05	to	1.19	722,967,466	1.47	0.45	to	2.30	9.52	to	7.53
	12/31/2011		281,740,135	1.39	to	1.11	375,318,589	1.18	0.50	to	2.30	3.23	to	1.42
	12/31/2010		140,229,622	1.34	to	1.09	182,027,088	0.42	0.50	to	2.30	10.69	to	8.74
	12/31/2009	(1)	29,690,544	1.21	to	1.00	35,727,761	—	0.50	to	2.30	21.49	to	0.23
TA BNP Paribas Large Cap Growth Initial Class
	12/31/2013		70,219,032	1.92	to	1.92	194,713,563	0.97	0.30	to	2.05	32.70	to	30.43
	12/31/2012		77,682,300	1.45	to	1.47	165,724,726	0.82	0.30	to	2.05	16.78	to	14.77
	12/31/2011		86,716,090	1.24	to	1.28	162,897,782	0.72	0.30	to	2.05	(2.56)	to	(4.23)
	12/31/2010		92,877,987	1.27	to	1.34	182,129,628	0.67	0.30	to	2.05	18.81	to	16.78
	12/31/2009		106,536,678	1.07	to	1.14	178,517,567	0.93	0.30	to	2.05	44.97	to	42.49
TA BNP Paribas Large Cap Growth Service Class
	12/31/2013		17,913,730	1.71	to	1.35	34,001,123	0.79	1.00	to	2.30	31.49	to	29.82
	12/31/2012		15,349,874	1.30	to	1.04	21,586,847	0.65	1.00	to	2.30	15.66	to	14.19
	12/31/2011		13,066,079	1.12	to	0.91	16,323,396	0.56	1.00	to	2.30	(3.50)	to	(4.72)
	12/31/2010		10,604,426	1.16	to	0.96	14,121,979	0.53	1.00	to	2.30	17.70	to	16.20
	12/31/2009		8,675,655	0.99	to	0.82	10,171,168	0.90	1.00	to	2.30	43.65	to	41.82

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Clarion Global Real Estate Securities Initial Class
	12/31/2013		25,898,917	$1.46	to	$2.19	$57,062,615	5.48%	0.30%	to	2.05%	3.59%	to	1.81%
	12/31/2012		26,594,009	1.41	to	2.16	57,605,091	3.51	0.30	to	2.05	24.88	to	22.72
	12/31/2011		28,191,428	1.13	to	1.76	50,372,213	6.91	0.30	to	2.05	(6.02)	to	(7.63)
	12/31/2010		28,710,409	1.20	to	1.90	56,635,878	6.29	0.30	to	2.05	15.32	to	13.35
	12/31/2009		32,206,354	1.04	to	1.68	55,827,476	—	0.30	to	2.05	33.02	to	30.74
TA Clarion Global Real Estate Securities Service Class
	12/31/2013		42,999,885	1.12	to	0.93	67,513,394	5.20	1.00	to	2.30	2.68	to	1.37
	12/31/2012		39,824,782	1.09	to	0.92	56,463,326	3.39	1.00	to	2.30	23.73	to	22.15
	12/31/2011		29,309,684	0.88	to	0.75	34,066,010	7.36	1.00	to	2.30	(6.94)	to	(8.12)
	12/31/2010		15,412,558	0.95	to	0.82	20,220,639	6.34	1.00	to	2.30	14.16	to	12.71
	12/31/2009		5,523,998	0.83	to	0.73	7,441,272	—	1.00	to	2.30	31.69	to	30.01
TA Hanlon Income Service Class
	12/31/2013		130,833,480	1.06	to	1.00	137,965,314	4.02	0.45	to	2.30	2.48	to	0.62
	12/31/2012		181,906,739	1.04	to	1.00	186,371,405	2.13	0.45	to	2.30	3.00	to	1.13
	12/31/2011		205,056,535	1.03	to	0.99	205,967,606	1.49	0.50	to	2.30	2.42	to	0.62
	12/31/2010		229,747,510	1.00	to	0.98	227,459,960	0.23	0.50	to	2.30	(0.38)	to	(2.13)
	12/31/2009	(1)	12,334,342	1.00	to	1.00	12,380,050	—	0.50	to	2.30	0.49	to	0.28
TA ING Balanced Allocation Service Class
	12/31/2013	(1)	676,223	10.63	to	10.57	7,179,385	—	1.15	to	2.00	—	to	—
TA ING Conservative Allocation Service Class
	12/31/2013	(1)	95,287	10.21	to	10.15	972,448	—	1.15	to	2.00	—	to	—
TA ING Intermediate Bond Service Class
	12/31/2013	(1)	9,280	9.58	to	9.52	88,745	—	1.15	to	2.00	—	to	—
TA ING Large Cap Growth Service Class
	12/31/2013	(1)	3,289	11.75	to	11.68	38,623	—	1.15	to	2.00	—	to	—
TA ING Limited Maturity Bond Service Class
	12/31/2013	(1)	42,625	9.91	to	9.86	422,156	—	1.15	to	2.00	—	to	—
TA ING Mid Cap Opportunities Service Class
	12/31/2013	(1)	10,871	11.73	to	11.66	127,401	—	1.15	to	2.00	—	to	—
TA ING Moderate Growth Allocation Service Class
	12/31/2013	(1)	301,874	11.03	to	10.97	3,329,167	—	1.15	to	2.00	—	to	—
TA International Moderate Growth Initial Class
	12/31/2013		68,883	1.19	to	1.18	81,344	2.06	0.30	to	0.45	12.38	to	12.21
	12/31/2012		69,730	1.06	to	1.05	73,383	3.07	0.30	to	0.45	12.47	to	12.30
	12/31/2011		67,558	0.95	to	0.94	63,312	1.88	0.30	to	0.45	(7.65)	to	(7.79)
	12/31/2010		84,742	1.02	to	1.02	86,238	2.46	0.30	to	0.45	10.17	to	10.01
	12/31/2009		85,112	0.93	to	0.92	78,714	2.75	0.30	to	0.45	29.30	to	29.11
TA International Moderate Growth Service Class
	12/31/2013		462,667,833	1.19	to	1.01	540,097,455	1.89	0.45	to	2.45	11.96	to	9.77
	12/31/2012		435,812,829	0.96	to	0.92	421,817,595	2.76	0.45	to	2.45	11.98	to	9.78
	12/31/2011		437,391,796	0.84	to	0.84	381,977,447	1.91	0.50	to	2.45	(7.99)	to	(9.74)
	12/31/2010		429,105,200	0.91	to	0.93	410,949,166	2.54	0.50	to	2.45	9.69	to	7.61
	12/31/2009		391,796,410	0.83	to	0.86	345,789,949	2.64	0.50	to	2.45	28.68	to	26.23
TA Janus Balanced Service Class
	12/31/2013		134,857,638	1.26	to	1.11	202,083,341	0.79	0.45	to	2.30	18.49	to	16.34
	12/31/2012		79,178,162	0.91	to	0.95	77,245,177	—	0.45	to	2.30	11.99	to	9.96
	12/31/2011		48,218,319	0.90	to	0.87	42,441,908	0.16	0.50	to	2.30	(11.25)	to	(12.81)
	12/31/2010		29,579,411	1.01	to	0.99	29,624,342	0.16	0.50	to	2.30	2.59	to	0.78
	12/31/2009	(1)	1,957,683	0.99	to	0.98	1,930,067	—	0.50	to	2.30	(1.30)	to	(1.51)

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Jennison Growth Initial Class
	12/31/2013		144,329,746	$1.87	to	$1.72	$215,213,377	0.26%	0.30%	to	2.05%	37.29%	to	34.94%
	12/31/2012		157,817,221	1.36	to	1.28	173,130,001	0.07	0.30	to	2.05	15.42	to	13.43
	12/31/2011		176,286,564	1.18	to	1.13	169,615,273	0.12	0.30	to	2.05	(0.93)	to	(2.62)
	12/31/2010		202,486,539	1.19	to	1.16	198,652,614	0.05	0.30	to	2.05	11.93	to	10.01
	12/31/2009		32,133,426	1.06	to	1.05	28,090,050	0.16	0.30	to	2.05	40.58	to	38.17
TA Jennison Growth Service Class
	12/31/2013		27,380,560	1.80	to	1.44	54,998,264	0.07	1.00	to	2.30	35.94	to	34.21
	12/31/2012		27,585,024	1.33	to	1.07	37,902,871	—	1.00	to	2.30	14.26	to	12.80
	12/31/2011		22,078,033	1.16	to	0.95	26,802,961	—	1.00	to	2.30	(1.75)	to	(3.00)
	12/31/2010		19,997,975	1.18	to	0.98	25,274,233	0.03	1.00	to	2.30	10.87	to	9.46
	12/31/2009		1,970,682	1.07	to	0.89	2,284,403	—	1.00	to	2.30	39.30	to	37.53
TA JPMorgan Core Bond Service Class
	12/31/2013		73,167,181	1.07	to	1.02	90,622,618	2.78	0.45	to	2.30	(2.57)	to	(4.33)
	12/31/2012		72,763,993	1.10	to	1.06	78,449,061	2.67	0.45	to	2.30	4.28	to	2.39
	12/31/2011	(1)	35,157,128	1.05	to	1.04	36,702,886	2.29	0.45	to	2.30	—	to	—
TA JPMorgan Enhanced Index Initial Class
	12/31/2013		55,031,777	1.73	to	1.66	100,660,653	0.67	0.30	to	2.05	32.12	to	29.86
	12/31/2012		52,526,919	1.31	to	1.28	74,350,888	1.13	0.30	to	2.05	16.00	to	14.00
	12/31/2011		53,172,954	1.13	to	1.12	65,862,732	1.12	0.30	to	2.05	0.44	to	(1.28)
	12/31/2010		76,703,045	1.12	to	1.13	93,030,219	1.33	0.30	to	2.05	14.83	to	12.86
	12/31/2009		86,707,872	0.98	to	1.00	93,336,184	2.18	0.30	to	2.05	29.20	to	26.99
TA JPMorgan Enhanced Index Service Class
	12/31/2013		9,913,185	1.56	to	1.25	20,941,794	0.52	1.00	to	2.30	30.83	to	29.16
	12/31/2012		5,368,914	1.19	to	0.97	7,225,436	0.99	1.00	to	2.30	14.94	to	13.47
	12/31/2011		3,275,891	1.04	to	0.85	3,841,608	1.02	1.00	to	2.30	(0.52)	to	(1.78)
	12/31/2010		3,234,212	1.04	to	0.87	3,954,312	1.26	1.00	to	2.30	13.72	to	12.27
	12/31/2009		2,271,729	0.92	to	0.77	2,512,330	1.83	1.00	to	2.30	28.04	to	26.41
TA JPMorgan Mid Cap Value Service Class
	12/31/2013		44,759,206	1.49	to	1.85	92,720,076	0.40	0.45	to	2.30	30.88	to	28.51
	12/31/2012		31,803,797	1.11	to	1.44	46,730,625	0.65	0.45	to	2.30	19.69	to	17.52
	12/31/2011		21,734,863	1.28	to	1.23	27,000,415	1.22	0.50	to	2.30	1.22	to	(0.55)
	12/31/2010		9,453,315	1.26	to	1.24	11,770,674	2.66	0.50	to	2.30	22.21	to	20.06
	12/31/2009	(1)	113,542	1.03	to	1.03	116,912	—	0.50	to	2.30	3.08	to	2.87
TA JPMorgan Tactical Allocation Service Class
	12/31/2013		375,443,522	1.12	to	1.07	546,988,848	1.04	0.45	to	2.30	4.82	to	2.92
	12/31/2012		283,194,118	1.07	to	1.04	298,886,788	0.62	0.45	to	2.30	6.98	to	5.04
	12/31/2011	(1)	86,087,627	1.00	to	0.99	85,731,784	1.02	0.45	to	2.30	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
	12/31/2013		197,557,983	1.11	to	1.08	365,842,243	0.23	0.45	to	2.05	8.88	to	7.18
	12/31/2012	(1)	68,365,547	1.02	to	1.01	69,030,904	—	0.45	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
	12/31/2013		76,448,745	1.16	to	1.13	144,223,614	0.21	0.45	to	2.05	15.09	to	13.29
	12/31/2012	(1)	20,091,884	1.01	to	1.00	20,178,001	—	0.45	to	2.05	—	to	—
TA Madison Balanced Allocation Service Class
	12/31/2013		42,293,805	1.15	to	1.14	64,564,165	1.09	1.30	to	1.90	11.90	to	11.24
	12/31/2012		28,210,824	1.03	to	1.02	29,065,560	0.59	1.30	to	1.90	6.91	to	6.27
	12/31/2011	(1)	11,248,987	0.96	to	0.96	10,848,339	—	1.30	to	1.90	—	to	—
TA Madison Conservative Allocation Service Class
	12/31/2013		44,440,435	1.09	to	1.08	64,098,730	1.26	1.30	to	1.90	5.49	to	4.87
	12/31/2012		34,267,174	1.04	to	1.03	35,499,752	0.47	1.30	to	1.90	4.96	to	4.34
	12/31/2011	(1)	8,130,720	0.99	to	0.98	8,033,761	—	1.30	to	1.90	—	to	—

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Madison Diversified Income Service Class
	12/31/2013		60,053,544	$1.14	to	$1.12	$86,025,931	0.36%	1.30%	to	1.90%	7.82%	to	7.18%
	12/31/2012		44,043,920	1.06	to	1.05	46,510,212	0.09	1.30	to	1.90	4.30	to	3.68
	12/31/2011	(1)	12,398,391	1.01	to	1.01	12,558,916	—	1.30	to	1.90	—	to	—
TA Market Participation Strategy Service Class
	12/31/2013		82,457,456	1.13	to	1.11	172,219,479	—	0.45	to	2.05	13.78	to	12.00
	12/31/2012	(1)	16,734,167	0.99	to	0.99	16,565,111	—	0.45	to	2.05	—	to	—
TA MFS International Equity Initial Class
	12/31/2013		59,179,818	1.71	to	1.68	88,662,107	1.17	0.30	to	2.05	17.74	to	15.72
	12/31/2012		56,849,479	1.45	to	1.46	72,937,715	1.65	0.30	to	2.05	21.79	to	19.69
	12/31/2011		62,505,707	1.19	to	1.22	66,814,317	1.26	0.30	to	2.05	(10.33)	to	(11.86)
	12/31/2010		63,848,704	1.33	to	1.38	78,239,093	1.38	0.30	to	2.05	10.16	to	8.28
	12/31/2009		71,916,708	1.20	to	1.27	80,985,199	2.79	0.30	to	2.05	32.29	to	30.02
TA MFS International Equity Service Class
	12/31/2013		29,425,992	1.37	to	1.10	52,282,886	1.08	1.00	to	2.30	16.60	to	15.12
	12/31/2012		21,745,871	1.17	to	0.95	29,441,850	1.52	1.00	to	2.30	20.66	to	19.12
	12/31/2011		13,582,644	0.97	to	0.80	15,620,390	1.07	1.00	to	2.30	(11.10)	to	(12.23)
	12/31/2010		10,099,329	1.09	to	0.91	13,440,788	1.28	1.00	to	2.30	9.21	to	7.83
	12/31/2009		5,477,407	1.00	to	0.84	7,157,222	2.54	1.00	to	2.30	30.93	to	29.26
TA Morgan Stanley Capital Growth Initial Class
	12/31/2013		63,858,118	1.98	to	1.88	122,190,639	0.68	0.30	to	2.05	47.81	to	45.27
	12/31/2012		70,786,565	1.34	to	1.30	92,810,047	—	0.30	to	2.05	15.20	to	13.22
	12/31/2011		77,971,842	1.16	to	1.14	90,371,837	—	0.30	to	2.05	(6.09)	to	(7.70)
	12/31/2010		82,988,845	1.24	to	1.24	105,966,231	0.86	0.30	to	2.05	27.06	to	24.88
	12/31/2009		90,988,559	0.98	to	0.99	93,235,301	2.55	0.30	to	2.05	27.53	to	25.34
TA Morgan Stanley Capital Growth Service Class
	12/31/2013		14,630,108	1.74	to	1.43	30,532,381	0.52	1.00	to	2.30	46.42	to	44.56
	12/31/2012		10,678,156	1.19	to	0.99	14,654,467	—	1.00	to	2.30	14.06	to	12.60
	12/31/2011		7,435,251	1.04	to	0.88	8,922,211	—	1.00	to	2.30	(6.92)	to	(8.10)
	12/31/2010		3,484,576	1.12	to	0.96	4,577,380	0.65	1.00	to	2.30	25.83	to	24.23
	12/31/2009		2,166,681	0.89	to	0.77	2,419,309	2.16	1.00	to	2.30	26.30	to	24.70
TA Morgan Stanley Mid-Cap Growth Initial Class
	12/31/2013		71,916,354	2.21	to	1.87	108,803,629	0.81	0.30	to	2.05	38.72	to	36.35
	12/31/2012		80,353,211	1.59	to	1.37	88,377,560	—	0.30	to	2.05	8.75	to	6.88
	12/31/2011		90,223,005	1.47	to	1.29	93,453,422	0.27	0.30	to	2.05	(6.99)	to	(8.58)
	12/31/2010		45,826,692	1.58	to	1.41	52,676,319	0.12	0.30	to	2.05	33.50	to	31.21
	12/31/2009		44,546,245	1.18	to	1.07	38,664,169	—	0.30	to	2.05	60.08	to	57.33
TA Morgan Stanley Mid-Cap Growth Service Class
	12/31/2013		30,804,833	2.05	to	1.53	66,970,148	0.59	1.00	to	2.30	37.45	to	35.71
	12/31/2012		29,136,983	1.49	to	1.12	43,649,147	—	1.00	to	2.30	7.69	to	6.32
	12/31/2011		29,768,739	1.39	to	1.06	41,172,684	0.23	1.00	to	2.30	(7.84)	to	(9.01)
	12/31/2010		10,059,817	1.50	to	1.16	15,765,432	0.02	1.00	to	2.30	32.26	to	30.58
	12/31/2009		3,747,395	1.14	to	0.89	4,553,951	—	1.00	to	2.30	58.54	to	56.52
TA Multi-Managed Balanced Initial Class
	12/31/2013		31,688,745	1.82	to	1.86	60,860,817	1.66	0.30	to	2.05	17.74	to	15.72
	12/31/2012		26,984,504	1.55	to	1.61	44,551,745	1.67	0.30	to	2.05	12.23	to	10.30
	12/31/2011		21,818,875	1.38	to	1.46	32,774,365	2.42	0.30	to	2.05	3.73	to	1.95
	12/31/2010		19,614,303	1.33	to	1.43	29,157,855	0.50	0.30	to	2.05	23.75	to	21.63
	12/31/2009		20,799,868	1.07	to	1.17	25,310,473	1.71	0.30	to	2.05	25.92	to	23.76
TA Multi-Managed Balanced Service Class
	12/31/2013		121,925,978	1.55	to	1.38	209,521,553	1.51	0.30	to	2.45	17.40	to	14.94
	12/31/2012		110,385,736	1.32	to	1.20	160,467,731	1.51	0.30	to	2.45	12.06	to	9.70
	12/31/2011		91,998,228	1.18	to	1.10	121,178,718	2.26	0.30	to	2.45	3.44	to	1.28
	12/31/2010		76,752,097	1.14	to	1.08	985,211,234	0.45	0.30	to	2.45	13.74	to	20.92
	12/31/2009		40,404,047	0.90	to	0.90	42,432,801	1.82	0.50	to	2.45	25.31	to	22.93

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi-Manager Alt Strategies Service Class
	12/31/2013	(1)	3,504	$10.23	to	$10.21	$35,815	—%	0.45%	to	1.65%	—%	to	—%
TA PIMCO Real Return TIPS Service Class
	12/31/2013		129,606,833	1.02	to	0.97	146,927,777	0.33	0.45	to	2.30	(9.95)	to	(11.58)
	12/31/2012		138,283,516	1.14	to	1.10	154,482,171	0.26	0.45	to	2.30	5.82	to	3.90
	12/31/2011	(1)	56,932,731	1.07	to	1.06	60,710,663	—	0.45	to	2.30	—	to	—
TA PIMCO Tactical - Balanced Service Class
	12/31/2013		171,119,545	1.10	to	0.98	288,333,349	0.68	0.45	to	2.30	11.35	to	9.33
	12/31/2012		72,354,835	0.92	to	0.90	66,584,229	1.55	0.45	to	2.30	0.53	to	(1.30)
	12/31/2011		61,974,135	0.94	to	0.91	57,246,016	1.25	0.50	to	2.30	(3.89)	to	(5.58)
	12/31/2010		54,911,229	0.98	to	0.96	53,292,436	0.44	0.50	to	2.30	(3.94)	to	(5.63)
	12/31/2009	(1)	1,888,250	1.02	to	1.02	1,927,196	—	0.50	to	2.30	2.19	to	1.97
TA PIMCO Tactical - Conservative Service Class
	12/31/2013		70,134,516	1.07	to	0.93	88,003,434	0.70	0.45	to	2.30	7.67	to	5.72
	12/31/2012		46,065,653	0.88	to	0.88	41,475,616	1.11	0.45	to	2.30	1.07	to	(0.77)
	12/31/2011		39,091,594	0.92	to	0.88	35,136,023	1.36	0.50	to	2.30	(7.92)	to	(9.54)
	12/31/2010		30,416,093	1.00	to	0.98	29,986,246	0.77	0.50	to	2.30	(2.60)	to	(4.32)
	12/31/2009	(1)	920,876	1.02	to	1.02	941,497	—	0.50	to	2.30	2.36	to	2.15
TA PIMCO Tactical - Growth Service Class
	12/31/2013		69,528,331	1.14	to	0.96	99,998,339	0.86	0.45	to	2.30	16.28	to	14.18
	12/31/2012		38,893,640	0.83	to	0.84	33,577,730	0.48	0.45	to	2.30	0.24	to	(1.58)
	12/31/2011		35,859,030	0.89	to	0.86	31,186,224	1.40	0.50	to	2.30	(12.05)	to	(13.60)
	12/31/2010		30,823,584	1.01	to	0.99	30,789,548	1.21	0.50	to	2.30	(1.20)	to	(2.94)
	12/31/2009	(1)	1,173,574	1.02	to	1.02	1,198,564	—	0.50	to	2.30	2.25	to	2.04
TA PIMCO Total Return Initial Class
	12/31/2013		186,503,559	1.49	to	1.44	280,476,932	2.07	0.30	to	2.05	(2.84)	to	(4.50)
	12/31/2012		235,018,700	1.53	to	1.50	368,216,199	4.07	0.30	to	2.05	7.23	to	5.38
	12/31/2011		244,733,790	1.43	to	1.43	363,405,872	2.35	0.30	to	2.05	5.95	to	4.14
	12/31/2010		266,597,702	1.35	to	1.37	380,552,048	4.08	0.30	to	2.05	6.87	to	5.04
	12/31/2009		279,590,381	1.26	to	1.31	378,286,309	6.37	0.30	to	2.05	15.69	to	13.71
TA PIMCO Total Return Service Class
	12/31/2013		616,854,993	1.26	to	1.11	867,475,116	2.00	0.30	to	2.45	(3.06)	to	(5.09)
	12/31/2012		659,113,836	1.30	to	1.17	888,810,204	4.13	0.30	to	2.45	7.00	to	4.74
	12/31/2011		482,569,885	1.21	to	1.11	611,763,234	2.40	0.30	to	2.45	5.63	to	3.42
	12/31/2010		332,638,279	1.15	to	1.08	403,964,319	4.40	0.30	to	2.45	6.62	to	4.38
	12/31/2009		167,108,605	1.08	to	1.03	191,930,783	7.45	0.30	to	2.45	15.40	to	12.98
TA ProFunds UltraBear Service Class (OAM)
	12/31/2013		150,209,677	0.37	to	0.12	18,076,038	—	0.45	to	2.00	(45.35)	to	(46.19)
	12/31/2012		408,547,854	0.67	to	0.22	90,929,238	—	0.45	to	2.00	(29.75)	to	(30.82)
	12/31/2011		431,851,254	0.33	to	0.32	138,250,450	—	0.50	to	2.00	(20.35)	to	(21.52)
	12/31/2010		32,252,548	0.41	to	0.40	13,083,538	—	0.50	to	2.00	(27.12)	to	(28.20)
	12/31/2009	(1)	1,413,287	0.57	to	0.56	794,808	—	0.50	to	2.00	(43.39)	to	(43.95)
TA Systematic Small/Mid Cap Value Initial Class
	12/31/2013		39,773,037	1.91	to	3.15	170,851,041	0.41	0.30	to	2.05	35.91	to	33.58
	12/31/2012		45,088,639	1.40	to	2.36	144,509,630	0.52	0.30	to	2.05	16.04	to	14.04
	12/31/2011		51,301,551	1.21	to	2.07	145,238,700	0.15	0.30	to	2.05	(2.95)	to	(4.61)
	12/31/2010		57,506,359	1.25	to	2.17	176,468,762	0.73	0.30	to	2.05	30.02	to	27.80
	12/31/2009		63,147,299	0.96	to	1.70	155,605,046	3.20	0.30	to	2.05	42.78	to	40.34
TA Systematic Small/Mid Cap Value Service Class
	12/31/2013		42,265,850	1.80	to	1.67	78,397,395	0.31	1.00	to	2.30	34.69	to	32.98
	12/31/2012		38,547,842	1.34	to	1.26	50,307,310	0.29	1.00	to	2.30	14.89	to	13.42
	12/31/2011		37,316,572	1.16	to	1.11	42,597,888	0.04	1.00	to	2.30	(3.82)	to	(5.04)
	12/31/2010		25,072,650	1.21	to	1.17	29,899,568	0.73	1.00	to	2.30	28.76	to	27.13
	12/31/2009		6,153,533	0.94	to	0.92	5,731,404	2.89	1.00	to	2.30	41.49	to	39.69

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA T. Rowe Price Small Cap Initial Class
	12/31/2013		66,357,693	$2.31	to	$2.32	$133,781,369	0.07%	0.30%	to	2.05%	43.64%	to	41.18%
	12/31/2012		65,629,864	1.61	to	1.64	93,134,478	—	0.30	to	2.05	15.34	to	13.36
	12/31/2011		71,343,391	1.40	to	1.45	89,139,213	—	0.30	to	2.05	1.39	to	(0.35)
	12/31/2010		75,918,043	1.38	to	1.46	96,637,482	—	0.30	to	2.05	34.02	to	31.73
	12/31/2009		80,087,962	1.03	to	1.11	76,880,478	—	0.30	to	2.05	38.29	to	35.92
TA T. Rowe Price Small Cap Service Class
	12/31/2013		43,650,997	2.20	to	1.75	116,003,107	—	1.00	to	2.30	42.28	to	40.47
	12/31/2012		34,333,173	1.55	to	1.25	59,705,218	—	1.00	to	2.30	14.26	to	12.80
	12/31/2011		27,605,478	1.35	to	1.11	42,249,603	—	1.00	to	2.30	0.51	to	(0.76)
	12/31/2010		16,289,629	1.35	to	1.11	256,533,330	—	1.00	to	2.30	32.73	to	31.05
	12/31/2009		6,986,032	1.01	to	0.85	8,973,181	—	1.00	to	2.30	36.96	to	35.22
TA TS&W International Equity Initial Class
	12/31/2013		52,989,718	1.55	to	1.71	97,474,795	2.32	0.30	to	2.05	23.97	to	21.85
	12/31/2012		54,810,635	1.25	to	1.40	82,100,458	2.20	0.30	to	2.05	16.40	to	14.39
	12/31/2011		62,475,718	1.07	to	1.22	81,795,258	1.36	0.30	to	2.05	(14.55)	to	(16.01)
	12/31/2010		71,194,598	1.26	to	1.46	110,354,576	1.99	0.30	to	2.05	8.15	to	6.30
	12/31/2009		82,358,765	1.16	to	1.37	119,786,674	0.16	0.30	to	2.05	25.51	to	23.35
TA TS&W International Equity Service Class
	12/31/2013		15,102,094	1.23	to	0.96	25,313,843	2.17	1.00	to	2.30	22.84	to	21.28
	12/31/2012		11,880,393	1.00	to	0.79	15,587,968	2.03	1.00	to	2.30	15.28	to	13.81
	12/31/2011		10,461,433	0.87	to	0.69	11,449,693	1.16	1.00	to	2.30	(15.41)	to	(16.49)
	12/31/2010		9,746,429	1.02	to	0.83	12,844,682	1.81	1.00	to	2.30	7.13	to	5.77
	12/31/2009		8,069,031	0.96	to	0.78	10,462,332	—	1.00	to	2.30	24.43	to	22.85
TA Vanguard ETF - Aggressive Growth Service Class
	12/31/2013		77,228,972	1.37	to	1.52	144,749,805	1.10	0.45	to	2.30	26.50	to	24.22
	12/31/2012		61,553,431	1.02	to	1.22	77,677,979	1.09	0.45	to	2.30	16.04	to	13.93
	12/31/2011		38,700,428	1.12	to	1.07	42,455,820	0.76	0.50	to	2.30	(4.40)	to	(6.08)
	12/31/2010		18,399,730	1.17	to	1.14	21,278,971	0.07	0.50	to	2.30	13.84	to	11.84
	12/31/2009	(1)	374,885	1.03	to	1.02	383,932	—	0.50	to	2.30	2.54	to	2.33
TA Vanguard ETF - Balanced Service Class
	12/31/2013		1,613,603,415	1.28	to	1.14	2,666,435,334	1.17	0.30	to	2.45	11.10	to	8.77
	12/31/2012		1,148,678,174	1.16	to	1.05	1,281,462,055	1.26	0.30	to	2.45	8.07	to	5.79
	12/31/2011		723,280,430	1.07	to	0.99	756,615,645	1.19	0.30	to	2.45	1.16	to	(0.95)
	12/31/2010		305,954,347	1.06	to	1.00	321,175,685	1.17	0.30	to	2.45	10.36	to	8.04
	12/31/2009		183,711,338	0.96	to	0.92	176,391,472	0.35	0.30	to	2.45	16.18	to	13.74
TA Vanguard ETF - Conservative Service Class
	12/31/2013		361,224,917	1.12	to	1.17	519,638,980	1.35	0.45	to	2.45	6.99	to	4.90
	12/31/2012		317,054,059	1.05	to	1.12	366,004,420	1.11	0.45	to	2.45	6.14	to	4.05
	12/31/2011		185,723,366	1.12	to	1.07	203,933,376	0.72	0.50	to	2.45	2.66	to	0.71
	12/31/2010		69,398,883	1.09	to	1.07	74,799,016	0.03	0.50	to	2.45	8.88	to	6.81
	12/31/2009	(1)	1,506,918	1.00	to	1.00	1,504,655	—	0.50	to	2.45	(0.06)	to	(0.28)
TA Vanguard ETF - Growth Service Class
	12/31/2013		1,349,170,047	1.31	to	1.16	2,009,478,549	1.29	0.30	to	2.45	18.43	to	15.94
	12/31/2012		976,524,487	1.10	to	1.00	1,050,069,328	1.64	0.30	to	2.45	11.22	to	8.87
	12/31/2011		805,466,319	0.99	to	0.92	788,486,960	1.49	0.30	to	2.45	(1.43)	to	(3.49)
	12/31/2010		658,803,899	1.01	to	0.95	661,308,899	1.20	0.30	to	2.45	12.67	to	10.30
	12/31/2009		455,444,776	0.89	to	0.86	410,311,740	0.46	0.30	to	2.45	22.81	to	20.24
TA WMC Diversified Growth Initial Class
	12/31/2013		228,609,102	1.56	to	1.19	305,498,682	1.04	0.30	to	2.30	32.07	to	29.49
	12/31/2012		256,585,260	1.18	to	0.92	261,805,432	0.31	0.30	to	2.30	12.83	to	10.61
	12/31/2011		296,562,216	1.05	to	0.83	272,712,595	0.34	0.30	to	2.30	(4.02)	to	(5.89)
	12/31/2010		215,947,660	1.09	to	0.88	208,208,286	0.54	0.30	to	2.30	17.46	to	15.16
	12/31/2009		239,758,825	0.93	to	0.77	198,752,381	0.94	0.30	to	2.30	28.81	to	26.29

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA WMC Diversified Growth Service Class
	12/31/2013	34,571,986	$1.37	to	$1.11	$61,053,692	0.80%	1.00%	to	2.30%	30.82%	to	29.16%
	12/31/2012	32,536,857	1.05	to	0.86	40,001,799	0.11	1.00	to	2.30	11.74	to	10.31
	12/31/2011	30,480,056	0.94	to	0.78	34,281,548	0.24	1.00	to	2.30	(4.88)	to	(6.09)
	12/31/2010	7,909,030	0.99	to	0.83	10,379,319	0.32	1.00	to	2.30	16.32	to	14.84
	12/31/2009	6,240,668	0.85	to	0.73	7,691,706	0.49	1.00	to	2.30	27.62	to	26.00
Vanguard® Equity Index
	12/31/2013	378,998	1.40	to	1.40	578,435	1.71	0.30	to	1.00	31.79	to	30.87
	12/31/2012	495,731	1.06	to	1.07	531,667	1.95	0.30	to	1.00	15.51	to	14.71
	12/31/2011	477,253	0.92	to	0.93	444,505	1.49	0.30	to	0.80	1.63	to	1.13
	12/31/2010	381,945	0.91	to	0.92	350,978	1.19	0.30	to	0.80	14.57	to	14.00
	12/31/2009	149,577	0.79	to	0.80	119,884	2.49	0.30	to	0.80	26.07	to	25.44
Vanguard® International
	12/31/2013	472,637	1.24	to	1.14	538,704	1.42	0.30	to	1.00	22.89	to	22.04
	12/31/2012	559,544	1.01	to	0.94	519,017	2.02	0.30	to	1.00	19.78	to	18.94
	12/31/2011	620,315	0.84	to	0.76	481,151	1.27	0.30	to	0.80	(13.79)	to	(14.22)
	12/31/2010	407,934	0.98	to	0.88	365,964	1.34	0.30	to	0.80	15.38	to	14.81
	12/31/2009	276,426	0.85	to	0.77	216,767	3.71	0.30	to	0.80	42.36	to	41.65
Vanguard® Mid-Cap Index
	12/31/2013	230,296	1.50	to	1.35	340,922	1.05	0.30	to	1.00	34.52	to	33.59
	12/31/2012	297,422	1.12	to	1.01	325,310	1.15	0.30	to	1.00	15.47	to	14.66
	12/31/2011	402,129	0.97	to	0.97	379,597	0.53	0.30	to	0.80	(2.33)	to	(2.81)
	12/31/2010	165,912	0.99	to	1.00	165,968	0.41	0.30	to	0.80	24.99	to	24.38
	12/31/2009	50,388	0.79	to	0.80	40,452	1.78	0.30	to	0.80	39.95	to	39.26
Vanguard® REIT Index
	12/31/2013	103,087	1.08	to	1.13	158,694	1.90	0.30	to	1.00	2.03	to	1.32
	12/31/2012	140,160	1.06	to	1.11	158,685	1.90	0.30	to	1.00	17.11	to	16.29
	12/31/2011	111,966	0.90	to	0.98	109,343	1.28	0.30	to	0.80	8.12	to	7.58
	12/31/2010	83,414	0.84	to	0.92	76,261	1.81	0.30	to	0.80	27.87	to	27.23
	12/31/2009	42,142	0.65	to	0.72	30,028	6.04	0.30	to	0.80	28.76	to	28.12
Vanguard® Short-Term Investment Grade
	12/31/2013	1,376,709	1.27	to	1.03	1,873,277	1.85	0.30	to	1.00	0.78	to	0.08
	12/31/2012	1,489,155	1.26	to	1.03	1,731,237	2.47	0.30	to	1.00	4.10	to	3.38
	12/31/2011	1,453,336	1.21	to	1.13	1,635,572	3.00	0.30	to	0.80	1.71	to	1.21
	12/31/2010	1,001,707	1.19	to	1.12	1,142,487	2.05	0.30	to	0.80	4.90	to	4.38
	12/31/2009	529,984	1.13	to	1.07	581,909	4.61	0.30	to	0.80	13.52	to	12.96
Vanguard® Total Bond Market Index
	12/31/2013	650,046	1.34	to	1.05	799,864	3.26	0.30	to	1.00	(2.58)	to	(3.26)
	12/31/2012	1,256,245	1.37	to	1.08	1,501,688	2.71	0.30	to	1.00	3.71	to	2.99
	12/31/2011	1,290,829	1.32	to	1.22	1,504,494	2.74	0.30	to	0.80	7.33	to	6.80
	12/31/2010	622,533	1.23	to	1.14	731,307	2.90	0.30	to	0.80	6.18	to	5.66
	12/31/2009	529,418	1.16	to	1.08	596,968	4.45	0.30	to	0.80	5.62	to	5.10
Wanger International
	12/31/2013	218,810	1.35	to	1.23	304,394	2.78	0.30	to	0.80	22.00	to	21.40
	12/31/2012	179,090	1.11	to	1.01	188,772	1.22	0.30	to	0.80	21.20	to	20.59
	12/31/2011	168,463	0.91	to	0.84	142,878	4.53	0.30	to	0.80	(14.88)	to	(15.30)
	12/31/2010	102,665	1.07	to	0.99	102,369	2.77	0.30	to	0.80	24.55	to	23.93
	12/31/2009	57,140	0.86	to	0.80	45,896	3.88	0.30	to	0.80	49.33	to	48.59

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger USA
	12/31/2013	88,252	$1.58	to	$1.58	$139,724	0.14%	0.30%	to	0.80%	33.35%	to	32.69%
	12/31/2012	94,839	1.18	to	1.19	112,860	0.29	0.30	to	0.80	19.66	to	19.06
	12/31/2011	81,361	0.99	to	1.00	81,417	—	0.30	to	0.80	(3.78)	to	(4.26)
	12/31/2010	75,070	1.03	to	1.04	78,735	—	0.30	to	0.80	22.98	to	22.37
	12/31/2009	9,683	0.84	to	0.85	8,283	—	0.30	to	0.80	41.80	to	41.10

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Expense Ratio	Inception Date
2.35%	May 1, 2008
2.45%	January 1, 2008
1.95%	January 1, 2008

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2010 Total Return Range
TA AllianceBernstein Dynamic Allocation Service Class	4.68% to 8.07%
TA Jennison Growth Initial Class	5.69% to 11.93%
TA Multi-Managed Balanced Initial Class	13.57% to 23.75%
TA Multi-Managed Balanced Service Class	12.42% to 23.27%

Subaccount	2009 Total Return Range
TA Barrow Hanley Dividend Focused Initial Class	0.31% to 13.65%
TA Barrow Hanley Dividend Focused Service Class	11.16% to 23.06%
TA PIMCO Total Return Service Class	10.83% to 15.40%
TA Vanguard ETF - Balanced Service Class	(0.45)% to 16.18%
TA Vanguard ETF - Growth Service Class	(0.13)% to 22.81%

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

5. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	0.15%
GE Investments Total Return Class 3 Shares	0.20%
BlackRock Global Allocation V.I. Class I Shares	0.10%

6. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2013

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

55

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

	(b)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing the consolidation of the Separate Account. Note 32

	(2)	Not Applicable.

(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 30

	(b)	Form of Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Form of Policy. Note 2

	(b)	Form of Death Benefit Rider (Return of Premium). Note 3

	(c)	Form of Death Benefit Rider (Annual Step-Up). Note 4

	(d)	Form of Policy Endorsement (Initial Payment Guarantee). Note 5

	(g)	Form of Policy Rider (Additional Death Distribution). Note 5

	(f)	Form of Policy Rider (Additional Death Distribution +). Note 6

	(g)	Form of Policy Rider (GPS). Note 6

	(h)	Form of Policy Rider (5 for Life). Note 6

	(i)	Form of Policy Rider (5 for Life with Growth – without Death Benefit). Note 7

	(j)	Form of Policy Rider (5 for Life with Growth – with Death Benefit). Note 7

	(k)	Form of Policy Rider (Income Select for Life). Note 8

	(l)	Form of Policy Rider (Access Rider). Note 8

	(m)	Form of Policy Rider (Double Enhanced). Note 9

	(n)	Form of Policy Rider (Retirement Income Choice). Note 9

	(o)	Form of Policy Rider (Fund Facilitation Fee). Note 10

	(p)	Form of Policy Rider (Retirement Income Choice – Double Withdrawal Base Benefit). Note 10

	(q)	Form of Policy Rider (Retirement Income Choice 1.2). Note 11

	(r)	Form of Policy Rider (Retirement Income Choice 1.4). Note 12

	(s)	Form of Policy Rider (Income Link). Note 13

	(t)	Form of Policy Rider (RIM). Note 14

	(u)	Form of Policy Rider (Retirement Income Choice 1.6). Note 30

	(v)	Form of Policy. Note 30

(5)	(a)	Form of Application. Note 8

	(b)	Form of Application. Note 30

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 15

	(b)	By-Laws of Transamerica Life Insurance Company. Note 15

(7)	(a)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International Re (Bermuda) Ltd. dated December 31, 2001. Note 16

	(b)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 11

	(b)	(1) Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 17

	(b)	(2) Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 17

	(b)	(3) Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 17

(8)	(a)	Participation Agreement (AIM/INVESCO). Note 18

	(a)(1)	Amendment No. 9 to Participation Agreement (AIM/INVESCO). Note 19

	(a)(2)	Amendment No.12 to Participation Agreement (AIM/INVESCO). Note 30

	(a)(3)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 30

	(a)(4)	Amendment No. 19 to Participation Agreement (AIM/INVESCO). Note 13

	(a)(5)	Amendment No. 20 to Participation Agreement (AIM/INVESCO). Note 17

	(a)(6)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 20

	(a)(7)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 35

(8)	(b)	Participation Agreement (AllianceBernstein). Note 21

	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 22

	(b)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 23

	(b)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 24

	(b)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 37

(8)	(c)	Participation Agreement (American Funds). Note 25

	(c)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 25

	(c)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 36

(8)	(d)	Participation Agreement (Fidelity). Note 26

	(d)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 27

	(d)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(d)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 31

(8)	(e)	Participation Agreement (Franklin). Note 11

	(e)(1)	Amendment No. 2 to Participation Agreement (Franklin). Note 30

	(e)(2)	Amendment No. 4 to Participation Agreement (Franklin). Note 17

	(e)(3)	Amendment No. 5 to Participation Agreement (Franklin). Note 29

	(e)(4)	Amendment to Participation Agreement (Franklin). Note 30

	(e)(5)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 30

	(e)(6)	Amendment No. 8 to Participation Agreement (Franklin). Note 31

	(e)(7)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 35

	(e)(8)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 37

(8)	(f)	Participation Agreement (GE). Note 26

	(f)(1)	Amendment No. 1 to Participation Agreement (GE). Note 22

	(f)(2)	Amendment No. 2 to Participation Agreement (GE). Note 31

(8)	(g)	Participation Agreement (Janus). Note 21

	(g)(1)	Amendment No. 2 to Participation Agreement (Janus). Note 29

	(g)(2)	Amendment No. 3 to Participation Agreement (Janus). Note 30

	(g)(3)	Amendment No. 12 to Participation Agreement (Janus). Note 17

	(g)(4)	Amendment No. 13 to Participation Agreement (Janus). Note 28

	(g)(5)	Amendment No. 14 to Participation Agreement (Janus). Note 37

(8)	(h)	Participation Agreement (MFS). Note 30

(8)	(i)	Participation Agreement (TST). Note 30

	(i)(1)	Amendment No. 1 to Participation Agreement (TST). Note 31

	(i)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 34

	(i)(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 37

(9)		Opinion and Consent of Counsel. Note 37

(10)		Consent of Independent Registered Public Accounting Firm. Note 37

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. (Brenda K. Clancy, Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Mark W. Mullin) Note 33 (C. Michiel van Katwijk) Note 37.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-109580) filed on December 30, 2003.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-110049) filed on October 29, 2003.

Note 4.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-131987) filed on February 22, 2006.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2001.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 19 to form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2005.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 39 to form N-4 Registration Statement (File No. 33-33085) filed on December 12, 2005.

Note 8.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-131987) filed on July 19, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 22 to form N-4 Registration Statement (File No. 333-83957) filed on September 21, 2007.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 333-83957) filed on April 30, 2009.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 9 to form N-4 Registration Statement (File No. 333-142762) filed on August 31, 2009.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 30 to form N-4 Registration Statement (File No. 333-83957) filed on August 6, 2010.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 32 to form N-4 Registration Statement (File No. 333-83957) filed on April 28, 2011.

Note 15.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 16.	Incorporated herein by reference to Amendment No. 2 to form N-4 Registration Statement (File No. 333-109580) dated January 7, 2005.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 31 to form N-4 Registration Statement (File No. 333-83957) filed on February 15, 2011.

Note 18.	Incorporated herein by reference to Post Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-7509) filed on July 16, 1998.

Note 19	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-98891) on April 29, 2003.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 033-33085) filed on October 7, 2011.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 23.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 34 to form N-4 Registration Statement (File No. 333-83957) filed on April 17, 2012.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-83957) filed on October 3, 2000.

Note 30.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-187913) filed on April 15, 2013.

Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 32.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-190757) filed on August 21, 2013.

Note 33.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.

Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 37.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Senior Vice President, Chief Financial Officer and Treasurer

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Corporate Controller

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.2389%) ; Monumental Life Insurance Company (8.7611%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own comon shares of stock	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Invesments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Sole Member - Garnet Community Investments XXXVIII, LLC	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Sole Member - Garnet Community Investments XXXIX, LLC	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Sole Member - Garnet Community Investments XL, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	Affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	100% AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor

Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.

Transamerica Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of February 28, 2014, there were 24,879 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Jeffrey T. McGlaun	(3)	Assistant Treasurer

C. Michael Van Katwijk	(3)	Treasurer

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$40,203,273	0	0	0

(1)	Fiscal Year 2013

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2014.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

	Director and Chairman of the Board	, 2014
Mark W. Mullin*

	Director, Senior Vice President, Secretary and General Counsel	, 2014
Craig D. Vermie*

	Director, Senior Vice President and Chief Tax Officer	, 2014
Arthur C. Schneider*

	Senior Vice President and Corporate Controller	, 2014
Eric J. Martin*

	Director and President	, 2014
Brenda K. Clancy*

	Director, Senior Vice President, Chief Financial Officer and Treasurer	, 2014
C. Michiel van Katwijk*

/s/ Darin D. Smith Darin D. Smith	Vice President, Assistant Secretary, and Managing Assistant General Counsel	April 28, 2014

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-187913

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA AXIOM VARIABLE ANNUITY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(b)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein)

8(e)(8)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin)

8(g)(5)	Amendment No. 14 to Participation Agreement (Janus)

8(i)(3)	Amended Schedule A to Participation Agreement Dated May 1, 2014 (TST)

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.